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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428
(Address of principal executive offices)                     (Zip code)
ERIC E. MILLER, Esq.
1200 River Road
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2004

Date of reporting period: 07/31/2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Gartmore Bond Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Principal
	Amount	Value
Asset Backed Securities (4.1%)
Chase Funding Mortgage Loan, 6.24%, 01/25/13	$1,500,000	$1,573,440
Residential Asset Mortgage Products, Inc., 2002 RSI-AI5, 5.91%, 01/25/32	1,566,000	1,606,100
Salomon Smith Barney Recreational Vehicle Trust, 6.30%, 04/15/16	1,000,000	1,047,173
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	1,000,000	972,053

Total Asset Backed Securities		5,198,766

Commercial Mortgage Backed Securities (7.0%)
Commercial Services (7.0%)
Commercial Mortgage, Series 2001-J1A, Class B, 6.61%, 02/16/34, (b)	1,000,000	1,095,215
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	2,000,000	2,203,125
JP Morgan Chase Commercial Mortgage Securities, 6.26%, 03/15/33	2,000,000	2,168,178
Merrill Lynch Mortgage Investors, Inc., 7.56%, 09/15/09	2,000,000	2,247,243
Nomura Asset Securities Corp., 6.69%, 03/17/28	1,000,000	1,114,017

Total Commercial Mortgage Backed Securities		8,827,778

Corporate Bonds (51.8%)
Air Freight/Couriers (0.9%)
Federal Express Corp., 7.63%, 01/01/15	1,000,000	1,083,600

Airlines (1.6%)
America West Airlines, Series A, 6.85%, 07/02/09	407,395	409,819
United Air Lines, Inc., 6.60%, 09/01/13	2,000,000	1,668,019

		2,077,838

Auto-Cars/Light Trucks (0.9%)
Daimlerchrysler, Inc., 7.30%, 01/15/12	1,000,000	1,102,151

Banks (0.8%)
Mercantile Safe Deposit & Trust, 5.70%, 11/15/11	1,000,000	1,045,569

Beverages - Non-Alcoholic (1.0%)
Coca-Cola Enterprises, 8.50%, 02/01/22	1,000,000	1,273,601

Chemicals (0.8%)
Witco Corp., 6.13%, 02/01/06	1,000,000	1,000,000

Construction & Building Materials (0.8%)
Masco Corp., 6.75%, 03/15/06	1,000,000	1,059,068

Containers (0.8%)
Bemis Co., Inc., 6.70%, 07/01/05	1,000,000	1,035,504

Electronics (0.8%)
Texas Instruments, Inc., 6.13%, 02/01/06	1,000,000	1,048,768

Financial / Miscellaneous (9.5%)
Block Financial Corp., 8.50%, 04/15/07	1,000,000	1,122,902

	Principal
	Amount	Value
Countrywide Financial, 3.50%, 12/19/05	1,000,000	1,009,115
Deere & Co., 5.88%, 04/06/06	1,000,000	1,047,711
Ford Motor Credit Co., 7.38%, 02/01/11	1,000,000	1,061,272
General Motors Acceptance Corp., 6.88%, 09/15/11	1,000,000	1,026,567
Heller Financial, Inc., 7.38%, 11/01/09	1,375,000	1,569,439
Household Finance Co., 6.75%, 05/15/11	1,000,000	1,101,615
International Lease Finance Corp., 5.75%, 10/15/06	1,000,000	1,054,435
Lehman Brothers Holdings, Inc., 11.63%, 05/15/05	1,000,000	1,067,939
Regions Financial Corp., 7.00%, 03/01/11	1,600,000	1,808,842

		11,869,837

Food & Related (2.2%)
McCormick & Co., Inc., 6.40%, 02/01/06	1,000,000	1,053,198
Whitman Corp., 7.29%, 09/15/26	1,500,000	1,700,127

		2,753,325

Healthcare (3.3%)
Cardinal Health, Inc., 6.00%, 01/15/06	1,000,000	1,031,889
Kaiser Foundation Hospitals, 9.55%, 07/15/05	2,000,000	2,124,392
McKesson HBOC, Inc., 6.30%, 03/01/05	1,000,000	1,018,285

		4,174,566

Home Furnishings (0.8%)
Leggett & Platt, Inc., 7.65%, 02/15/05	1,000,000	1,025,489

Hotels & Casinos (1.8%)
Harrah’s Operating Co., Inc., 7.88%, 12/15/05	1,200,000	1,267,500
MGM Mirage, Inc. , 6.95%, 02/01/05	1,000,000	1,020,000

		2,287,500

Hotels/Motels (0.9%)
Marriott International, Inc., 7.00%, 01/15/08	1,000,000	1,089,657

Insurance (1.0%)
AMBAC, Inc., 9.38%, 08/01/11	1,000,000	1,259,484

Machinery & Capital Goods (1.7%)
Clark Equipment Co., 8.00%, 05/01/23	1,000,000	1,156,842
Precision Castparts Corp., 8.75%, 03/15/05	1,000,000	1,036,260

		2,193,102

Medical Equipment & Supplies (3.5%)
Bard (C.R.) Inc., 6.70%, 12/01/26	1,000,000	1,079,559
Becton, Dickinson & Co., 8.70%, 01/15/25	2,000,000	2,128,333
Guidant Corp., 6.15%, 02/15/06	1,000,000	1,047,117

		4,255,009

Medical-Drugs (1.1%)
Wyeth, 6.45%, 02/01/24	1,500,000	1,442,189

Motor Vehicle Parts & Accessories (2.5%)
Eaton Corp., 8.88%, 06/15/19	1,500,000	2,033,499
Pennzoil-Quaker State, 10.00%, 11/01/08	1,000,000	1,133,393

		3,166,892

Natural Gas (3.4%)
Columbia Energy Group, 6.80%, 11/28/05	2,000,000	2,097,010
ONEOK, Inc., 7.75%, 08/15/06	1,000,000	1,086,189
PG&E Gas Transmission, 7.10%, 06/01/05	1,000,000	1,033,750

		4,216,949

Nuclear Energy (0.8%)
USEC, Inc., 6.63%, 01/20/06	1,000,000	1,000,000

Office Furniture (0.8%)
Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,046,465

Oil & Gas (2.1%)

	Principal
	Amount	Value
Kinder Morgan, Inc., 6.50%, 09/01/12	1,500,000	1,595,663
Sempra Energy, 6.95%, 12/01/05	1,000,000	1,048,982

		2,644,645

Paper & Forest Products (2.6%)
Temple-Inland, Inc., 7.88%, 05/01/12	1,000,000	1,142,769
Willamette Industries, Inc., 7.35%, 07/01/26	2,000,000	2,206,560

		3,349,329

Telecommunications (1.1%)
US West Communications, Inc., 6.88%, 09/15/33	1,750,000	1,443,750

Textile Apparel Manufacturers (1.0%)
V.F. Corp., 8.50%, 10/01/10	1,000,000	1,204,959

Utilities (3.3%)
Baltimore Gas & Electric, 7.50%, 01/15/07	1,200,000	1,310,987
Interstate P&L Co., 7.25%, 10/01/06	1,000,000	1,079,513
Pacific Gas & Electric, 6.05%, 03/01/34	750,000	722,516
Southwestern Electric Power Co., 7.00%, 09/01/07	1,000,000	1,089,670

		4,202,686

Total Corporate Bonds		65,351,932

Taxable Municipal Bonds (1.3%)
Louisiana (0.5%)
Tobacco Settlement Financing Corp., 6.36%, 05/15/25	673,257	653,336

South Carolina (0.8%)
Piedmont Municipal Power Agency, 2.65%, 01/01/05	1,000,000	998,300

Total Taxable Municipal Bonds		1,651,636

Principal Only Bond (0.8%)
U.S. Treasury Strips (0.8%)
5.47%, 08/15/20	2,500,000	1,052,215

Total Principal Only Bond		1,052,215

U.S. Government Sponsored and Agency Obligations (23.9%)
Federal Home Loan Bank (1.8%)
6.63%, 06/30/14	2,000,000	2,234,738

Federal Home Loan Mortgage Corporation (3.4%)
3.50%, 07/01/18, Gold Pool E01443	4,669,699	4,350,213

Federal National Mortgage Association (9.2%)
7.13%, 09/01/07, Pool #323286	1,701,832	1,782,849
7.30%, 05/25/10, Series 00-T5	3,000,000	3,411,338
6.62%, 06/01/16, Pool #383661	1,932,395	2,150,143
5.00%, 04/01/19, Pool #386905	997,794	981,350
6.85%, 05/17/20, Series 97-M6	1,042,035	1,116,558
5.50%, 05/25/23, Series 03-33	2,000,000	1,979,091
7.00%, 09/25/24, Series 01-36	155,825	155,562

		11,576,891

Sovereign Agency (0.3%)
AID-Israel, 5.88%, 05/15/24	1,000,000	317,700

U.S. Treasury Bonds (9.2%)
8.13%, 08/15/19	2,500,000	3,311,915
5.50%, 08/15/28	8,250,000	8,472,363

		11,784,278

Total U.S. Government Sponsored and Agency Obligations		30,263,820

	Principal
	Amount	Value
Commercial Paper (11.0%)
Countrywide Home Loans, 1.35%, 08/02/04	5,241,000	5,240,803
Johnson Controls, Inc., 1.32%, 08/02/04	3,722,000	3,721,864
UBS Finance, 1.32%, 08/02/04	5,000,000	4,999,817

Total Commercial Paper		13,962,484

Short-Term Securities Held as Collateral for Securities Lending (8.5%)
Pool of various securities for Gartmore	$10,756,773	10,756,773

Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		10,756,773

Total Investments (Cost $131,757,177) (a) - 108.4%		137,065,404
Other liabilities in excess of assets - (8.4)%		(10,648,551)

NET ASSETS - 100.0%		$126,416,853

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,020,229
Unrealized depreciation	(712,002)

Net unrealized appreciation (depreciation)	$5,308,227

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Bond Index Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Principal
	Amount	Value
U.S. Government and Agency Long-Term Obligations (71.4%)
Federal Home Loan Mortgage Corporation (40.4%)
7.18%, 06/27/06	$55,000	$59,437
5.50%, 07/15/06	22,690,000	23,817,465
4.88%, 03/15/07	18,900,000	19,672,366
6.63%, 09/15/09	100,000	111,367
5.13%, 07/15/12	9,600,000	9,827,317
4.88%, 11/15/13	17,050,000	16,960,248
6.75%, 09/15/29	945,000	1,075,193
6.25%, 07/15/32	2,110,000	2,265,015
Gold, Pool #G10399, 6.50%, 07/01/09	191,788	199,559
Gold, Pool #E00394, 7.50%, 09/01/10	243,950	259,447
Gold, Pool #M80898, 4.50%, 02/01/11	1,510,183	1,512,982
Gold, Pool #M80917, 4.50%, 05/01/11	198,499	198,867
Gold, Pool #M80926, 4.50%, 07/01/11	800,000	801,483
Gold, Pool #G10940, 6.50%, 11/01/11	86,921	92,054
Gold, Pool #E00507, 7.50%, 09/01/12	15,288	16,261
Gold, Pool #G10749, 6.00%, 10/01/12	385,383	403,667
Gold, Pool #E69050, 6.00%, 02/01/13	243,317	254,792
Gold, Pool #E72896, 7.00%, 10/01/13	96,547	102,324
Gold, Pool #E00802, 7.50%, 02/01/15	289,736	308,309
Gold, Pool #G11001, 6.50%, 03/01/15	186,817	197,803
Gold, Pool #G11003, 7.50%, 04/01/15	15,024	15,988
Gold, Pool #G11164, 7.00%, 05/01/15	48,032	50,909
Gold, Pool #E81396, 7.00%, 10/01/15	7,920	8,396
Gold, Pool #E81394, 7.50%, 10/01/15	67,916	72,279
Gold, Pool #E84097, 6.50%, 12/01/15	31,109	32,927
Gold, Pool #E82132, 7.00%, 01/01/16	20,582	21,819
Gold, Pool #E00938, 7.00%, 01/01/16	120,681	127,932
Gold, Pool #E82815, 6.00%, 03/01/16	84,233	88,127
Gold, Pool #E83231, 6.00%, 04/01/16	28,413	29,714
Gold, Pool #E83233, 6.00%, 04/01/16	79,386	83,022
Gold, Pool #E83046, 7.00%, 04/01/16	13,540	14,353
Gold, Pool #E83355, 6.00%, 05/01/16	94,323	98,643
Gold, Pool #E83636, 6.00%, 05/01/16	178,662	186,845
Gold, Pool #E00975, 6.00%, 05/01/16	337,342	352,792
Gold, Pool #E83933, 6.50%, 05/01/16	8,226	8,706
Gold, Pool #G11122, 6.50%, 05/01/16	68,215	72,203
Gold, Pool #E00985, 6.00%, 06/01/16	173,081	181,008
Gold, Pool #E00987, 6.50%, 06/01/16	150,856	159,670
Gold, Pool #E84236, 6.50%, 06/01/16	45,895	48,576
Gold, Pool #E00996, 6.50%, 07/01/16	19,132	20,250
Gold, Pool #E85137, 6.50%, 08/01/16	71,439	75,613
Gold, Pool #E84912, 6.50%, 08/01/16	60,212	63,729
Gold, Pool #E85387, 6.00%, 09/01/16	221,233	231,365
Gold, Pool #E85800, 6.50%, 10/01/16	51,794	54,820
Gold, Pool #E86183, 6.00%, 11/01/16	22,819	23,864
Gold, Pool #G11207, 7.00%, 11/01/16	106,891	113,313
Gold, Pool #E01083, 7.00%, 11/01/16	36,474	38,666
Gold, Pool #E86533, 6.00%, 12/01/16	60,592	63,368
Gold, Pool #E01095, 6.00%, 01/01/17	68,387	71,519
Gold, Pool #E87584, 6.00%, 01/01/17	64,700	67,663
Gold, Pool #E87446, 6.50%, 01/01/17	36,024	38,126
Gold, Pool #E87291, 6.50%, 01/01/17	147,486	156,102

	Principal
	Amount	Value
Gold, Pool #E86995, 6.50%, 01/01/17	137,707	145,752
Gold, Pool #E88076, 6.00%, 02/01/17	46,415	48,528
Gold, Pool #E01127, 6.50%, 02/01/17	110,038	116,467
Gold, Pool #E88106, 6.50%, 02/01/17	230,335	243,780
Gold, Pool #E88055, 6.50%, 02/01/17	310,131	328,233
Gold, Pool #E88134, 6.00%, 03/01/17	14,129	14,772
Gold, Pool #E88768, 6.00%, 03/01/17	186,296	194,829
Gold, Pool #E88474, 6.00%, 03/01/17	107,947	112,859
Gold, Pool #E01137, 6.00%, 03/01/17	97,160	101,581
Gold, Pool #E01138, 6.50%, 03/01/17	55,625	58,872
Gold, Pool #E89151, 6.00%, 04/01/17	121,192	126,707
Gold, Pool #E89217, 6.00%, 04/01/17	51,700	54,053
Gold, Pool #E89347, 6.00%, 04/01/17	20,097	21,011
Gold, Pool #E01139, 6.00%, 04/01/17	433,220	452,935
Gold, Pool #E89496, 6.00%, 04/01/17	101,553	106,174
Gold, Pool #E89149, 6.00%, 04/01/17	125,833	131,559
Gold, Pool #E89222, 6.00%, 04/01/17	344,786	360,476
Gold, Pool #E88729, 6.00%, 04/01/17	96,585	100,980
Gold, Pool #E89203, 6.50%, 04/01/17	52,784	55,865
Gold, Pool #E01140, 6.00%, 05/01/17	375,146	392,217
Gold, Pool #E89746, 6.00%, 05/01/17	857,429	896,448
Gold, Pool #E89530, 6.00%, 05/01/17	266,346	278,466
Gold, Pool #E89788, 6.00%, 05/01/17	55,637	58,169
Gold, Pool #E89909, 6.00%, 05/01/17	104,775	109,543
Gold, Pool #E01156, 6.50%, 05/01/17	160,891	170,282
Gold, Pool #E89924, 6.50%, 05/01/17	316,811	335,303
Gold, Pool #E90313, 6.00%, 06/01/17	41,399	43,283
Gold, Pool #E01157, 6.00%, 06/01/17	265,402	277,479
Gold, Pool #E90227, 6.00%, 06/01/17	60,501	63,254
Gold, Pool #E90194, 6.00%, 06/01/17	91,877	96,058
Gold, Pool #E90591, 5.50%, 07/01/17	358,312	368,574
Gold, Pool #E90645, 6.00%, 07/01/17	478,100	499,857
Gold, Pool #E90667, 6.00%, 07/01/17	60,587	63,344
Gold, Pool #E90594, 6.00%, 07/01/17	228,388	238,781
Gold, Pool #E01205, 6.50%, 08/01/17	115,606	122,354
Gold, Pool #G11458, 6.00%, 09/01/17	247,594	259,121
Gold, Pool #E93476, 5.00%, 01/01/18	618,836	623,992
Gold, Pool #G11434, 6.50%, 01/01/18	190,925	202,079
Gold, Pool #E01311, 5.50%, 02/01/18	7,653,673	7,872,874
Gold, Pool #E01344, 4.50%, 04/01/18	390,625	385,108
Gold, Pool #E98207, 5.00%, 04/01/18	162,567	163,917
Gold, Pool #E96459, 5.00%, 05/01/18	251,380	253,468
Gold, Pool #E99869, 5.00%, 06/01/18	310,637	313,224
Gold, Pool #E97366, 5.00%, 07/01/18	1,278,559	1,289,176
Gold, Pool #E98258, 5.00%, 07/01/18	753,288	759,543
Gold, Pool #E97702, 5.00%, 07/01/18	2,088,977	2,106,324
Gold, Pool #E97335, 5.00%, 07/01/18	5,728,679	5,776,249
Gold, Pool #E99498, 5.00%, 09/01/18	395,899	399,187
Gold, Pool #E99579, 5.00%, 09/01/18	416,665	420,125
Gold, Pool #E99675, 5.00%, 10/01/18	2,479,605	2,500,195
Gold, Pool #E01488, 5.00%, 10/01/18	438,620	442,262
Gold, Pool #E99673, 5.00%, 10/01/18	249,785	251,859
Gold, Pool #G11480, 5.00%, 11/01/18	2,326,424	2,345,742
Gold, Pool #B10650, 5.00%, 11/01/18	768,285	774,664
Gold, Pool #B11186, 4.50%, 12/01/18	15,842,256	15,618,486
Gold, Pool #E01538, 5.00%, 12/01/18	2,915,488	2,939,698
Gold, Pool #B11803, 4.50%, 01/01/19	2,497,187	2,461,915
Gold, Pool #B13147, 5.00%, 01/01/19	1,680,692	1,694,648
Gold, Pool #B13067, 4.50%, 03/01/19	853,826	840,371
Gold, Pool #B12737, 4.50%, 03/01/19	1,300,001	1,279,515
Gold, Pool #B12908, 5.50%, 03/01/19	551,429	566,790
Gold, Pool #B13135, 4.50%, 04/01/19	645,105	635,993

	Principal
	Amount	Value
Gold, Pool #B13671, 5.00%, 04/01/19	393,846	396,941
Gold, Pool #B13600, 5.50%, 04/01/19	397,133	408,196
Gold, Pool #B14149, 4.00%, 05/01/19	1,982,643	1,903,692
Gold, Pool #B14722, 4.00%, 05/01/19	1,031,114	990,054
Gold, Pool #B14736, 4.00%, 05/01/19	2,757,847	2,648,025
Gold, Pool #B13525, 4.50%, 05/01/19	1,231,866	1,212,453
Gold, Pool #B14020, 4.50%, 05/01/19	143,663	141,399
Gold, Pool #B15394, 4.50%, 06/01/19	2,988,381	2,941,287
Gold, Pool #B15067, 4.50%, 06/01/19	727,249	715,789
Gold, Pool #B15172, 4.50%, 06/01/19	896,572	882,443
Gold, Pool #B15013, 5.00%, 06/01/19	896,771	903,817
Gold, Pool #B15503, 5.00%, 07/01/19	600,001	604,715
Gold, Pool #G18002, 5.00%, 07/01/19	500,000	503,929
Gold, Pool #G18007, 6.00%, 07/01/19	330,001	345,057
Gold, Pool #C00351, 8.00%, 07/01/24	10,419	11,376
Gold, Pool #D60780, 8.00%, 06/01/25	17,703	19,345
Gold, Pool #D64617, 8.00%, 10/01/25	185,696	202,925
Gold, Pool #D82854, 7.00%, 10/01/27	45,418	48,182
Gold, Pool #C00566, 7.50%, 12/01/27	53,535	57,548
Gold, Pool #C16221, 7.00%, 10/01/28	1,380	1,463
Gold, Pool #C00676, 6.50%, 11/01/28	260,069	272,444
Gold, Pool #C18271, 7.00%, 11/01/28	46,281	49,071
Gold, Pool #C00678, 7.00%, 11/01/28	65,540	69,490
Gold, Pool #C24416, 8.50%, 02/01/29	17,158	18,679
Gold, Pool #C00836, 7.00%, 07/01/29	32,297	34,223
Gold, Pool #C30265, 6.50%, 08/01/29	77,486	81,119
Gold, Pool #A16201, 7.00%, 08/01/29	877,524	929,832
Gold, Pool #C31282, 7.00%, 09/01/29	11,841	12,547
Gold, Pool #C31285, 7.00%, 09/01/29	76,207	80,750
Gold, Pool #C32914, 8.00%, 11/01/29	43,368	47,113
Gold, Pool #C37436, 8.00%, 01/01/30	45,371	49,289
Gold, Pool #C36306, 7.00%, 02/01/30	30,289	32,077
Gold, Pool #C36429, 7.00%, 02/01/30	43,834	46,421
Gold, Pool #C00921, 7.50%, 02/01/30	41,976	45,070
Gold, Pool #G01108, 7.00%, 04/01/30	27,887	29,549
Gold, Pool #C37703, 7.50%, 04/01/30	33,164	35,608
Gold, Pool #G01133, 6.50%, 07/01/30	199,077	208,550
Gold, Pool #C41561, 8.00%, 08/01/30	18,982	20,605
Gold, Pool #C01051, 8.00%, 09/01/30	96,027	104,241
Gold, Pool #C43550, 7.00%, 10/01/30	56,042	59,349
Gold, Pool #C44017, 7.50%, 10/01/30	15,751	16,912
Gold, Pool #C43967, 8.00%, 10/01/30	118,654	128,803
Gold, Pool #C44978, 7.00%, 11/01/30	33,921	35,923
Gold, Pool #C44535, 7.50%, 11/01/30	38,242	41,061
Gold, Pool #C44957, 8.00%, 11/01/30	40,863	44,359
Gold, Pool #C55715, 7.00%, 12/01/30	7,841	8,304
Gold, Pool #C01106, 7.00%, 12/01/30	515,495	545,915
Gold, Pool #C01103, 7.50%, 12/01/30	37,397	40,153
Gold, Pool #C01116, 7.50%, 01/01/31	38,125	40,935
Gold, Pool #C46932, 7.50%, 01/01/31	74,163	79,629
Gold, Pool #C47143, 8.00%, 01/01/31	89,469	97,122
Gold, Pool #C47287, 7.50%, 02/01/31	41,342	44,389
Gold, Pool #G01217, 7.00%, 03/01/31	391,210	414,296
Gold, Pool #C48851, 7.00%, 03/01/31	96,259	101,913
Gold, Pool #C48206, 7.50%, 03/01/31	34,015	36,522
Gold, Pool #C48938, 7.50%, 03/01/31	150,930	162,053
Gold, Pool #C52685, 6.50%, 05/01/31	169,667	177,529
Gold, Pool #C01172, 6.50%, 05/01/31	208,385	218,040
Gold, Pool #C52136, 7.00%, 05/01/31	90,194	95,492
Gold, Pool #C53589, 6.50%, 06/01/31	374,541	391,895
Gold, Pool #C53324, 7.00%, 06/01/31	104,350	110,480
Gold, Pool #C01209, 8.00%, 06/01/31	27,233	29,562

	Principal
	Amount	Value
Gold, Pool #C54897, 6.50%, 07/01/31	385,232	403,081
Gold, Pool #C54792, 7.00%, 07/01/31	356,551	377,494
Gold, Pool #C55071, 7.50%, 07/01/31	42,172	45,266
Gold, Pool #G01309, 7.00%, 08/01/31	107,321	113,625
Gold, Pool #C56769, 8.00%, 08/01/31	19,775	21,459
Gold, Pool #C01220, 6.50%, 09/01/31	49,249	51,530
Gold, Pool #C58215, 6.50%, 09/01/31	14,494	15,166
Gold, Pool #C58362, 6.50%, 09/01/31	110,039	115,138
Gold, Pool #C01222, 7.00%, 09/01/31	72,936	77,220
Gold, Pool #G01315, 7.00%, 09/01/31	23,365	24,744
Gold, Pool #G01311, 7.00%, 09/01/31	627,419	664,444
Gold, Pool #C58961, 6.50%, 10/01/31	2,296,768	2,403,186
Gold, Pool #C01244, 6.50%, 10/01/31	287,056	300,356
Gold, Pool #C58694, 7.00%, 10/01/31	193,294	204,649
Gold, Pool #C58647, 7.00%, 10/01/31	10,621	11,245
Gold, Pool #C60991, 6.50%, 11/01/31	39,261	41,080
Gold, Pool #C60012, 7.00%, 11/01/31	67,335	71,291
Gold, Pool #C61298, 8.00%, 11/01/31	56,692	61,520
Gold, Pool #C01271, 6.50%, 12/01/31	78,438	82,073
Gold, Pool #C61105, 7.00%, 12/01/31	49,040	51,920
Gold, Pool #C01305, 7.50%, 12/01/31	47,413	50,892
Gold, Pool #C62218, 7.00%, 01/01/32	89,733	95,004
Gold, Pool #C63171, 7.00%, 01/01/32	141,952	150,290
Gold, Pool #C01355, 6.50%, 02/01/32	109,709	114,793
Gold, Pool #C64121, 7.50%, 02/01/32	155,743	167,170
Gold, Pool #C64668, 6.50%, 03/01/32	91,534	95,777
Gold, Pool #C01310, 6.50%, 03/01/32	425,300	445,017
Gold, Pool #C65466, 6.50%, 03/01/32	890,650	931,940
Gold, Pool #C66191, 6.50%, 04/01/32	148,514	155,399
Gold, Pool #C66088, 6.50%, 04/01/32	74,048	77,481
Gold, Pool #C01343, 6.50%, 04/01/32	366,687	383,686
Gold, Pool #C66192, 6.50%, 04/01/32	94,203	98,570
Gold, Pool #C66744, 7.00%, 04/01/32	47,413	50,185
Gold, Pool #G01391, 7.00%, 04/01/32	1,036,704	1,097,882
Gold, Pool #C01345, 7.00%, 04/01/32	278,477	294,760
Gold, Pool #C65717, 7.50%, 04/01/32	114,775	123,100
Gold, Pool #C01370, 8.00%, 04/01/32	99,221	107,574
Gold, Pool #C67313, 6.50%, 05/01/32	26,987	28,238
Gold, Pool #C66758, 6.50%, 05/01/32	1,925,014	2,014,257
Gold, Pool #C66919, 6.50%, 05/01/32	42,172	44,127
Gold, Pool #C67097, 6.50%, 05/01/32	64,855	67,862
Gold, Pool #C01351, 6.50%, 05/01/32	244,877	256,229
Gold, Pool #C67235, 7.00%, 05/01/32	562,509	595,398
Gold, Pool #C66916, 7.00%, 05/01/32	220,211	233,086
Gold, Pool #C67259, 7.00%, 05/01/32	29,872	31,618
Gold, Pool #C01381, 8.00%, 05/01/32	390,252	423,484
Gold, Pool #C67996, 6.50%, 06/01/32	63,734	66,689
Gold, Pool #C01364, 6.50%, 06/01/32	250,702	262,325
Gold, Pool #C72497, 6.50%, 06/01/32	106,000	110,912
Gold, Pool #C72361, 6.50%, 06/01/32	138,312	144,721
Gold, Pool #C68290, 7.00%, 06/01/32	76,538	81,013
Gold, Pool #C68300, 7.00%, 06/01/32	454,482	481,056
Gold, Pool #C68307, 8.00%, 06/01/32	71,549	77,573
Gold, Pool #C71403, 6.50%, 07/01/32	221,999	232,285
Gold, Pool #G01433, 6.50%, 07/01/32	143,915	150,587
Gold, Pool #G01449, 7.00%, 07/01/32	711,324	753,300
Gold, Pool #C68988, 7.50%, 07/01/32	127,296	136,530
Gold, Pool #C69951, 6.50%, 08/01/32	352,022	368,341
Gold, Pool #G01443, 6.50%, 08/01/32	966,324	1,011,122
Gold, Pool #C01385, 6.50%, 08/01/32	349,200	365,389
Gold, Pool #G01444, 6.50%, 08/01/32	965,844	1,010,595
Gold, Pool #C74006, 6.50%, 08/01/32	112,339	117,547

	Principal
	Amount	Value
Gold, Pool #C70211, 7.00%, 08/01/32	411,852	435,933
Gold, Pool #C69908, 7.00%, 08/01/32	338,210	357,985
Gold, Pool #C01396, 6.50%, 09/01/32	550,595	576,120
Gold, Pool #C71089, 7.50%, 09/01/32	112,079	120,209
Gold, Pool #C01404, 6.50%, 10/01/32	1,454,973	1,522,425
Gold, Pool #C72160, 7.50%, 10/01/32	243,740	261,421
Gold, Pool #A14012, 6.50%, 11/01/32	352,987	369,352
Gold, Pool #C73984, 6.50%, 12/01/32	151,836	158,875
Gold, Pool #C77531, 6.50%, 02/01/33	402,930	421,609
Gold, Pool #A10212, 6.50%, 06/01/33	193,179	202,005
Gold, Pool #A16419, 6.50%, 11/01/33	403,400	421,830
Gold, Pool #A17262, 6.50%, 12/01/33	1,467,273	1,534,306
Gold, Pool #A17177, 6.50%, 12/01/33	601,670	629,158
Gold, Pool #A21514, 5.00%, 04/01/34	2,693,104	2,625,897
Gold, Pool #C01811, 5.00%, 04/01/34	24,969,640	24,346,513
Gold, Pool #A20802, 5.00%, 04/01/34	4,809,693	4,689,666
Gold, Pool #A20962, 5.00%, 04/01/34	990,606	965,886
Gold, Pool #C01845, 4.50%, 05/01/34	998,003	943,158
Gold, Pool #A23096, 5.00%, 05/01/34	3,395,047	3,310,323
Gold, Pool #A23542, 4.50%, 06/01/34	3,152,260	2,979,026
Gold, Pool #A23188, 5.00%, 06/01/34	3,695,523	3,603,299
Gold, Pool #A23131, 5.00%, 06/01/34	8,100,005	7,897,866
Gold, Pool #C01846, 5.00%, 06/01/34	499,045	486,591
Gold, Pool #A23562, 5.00%, 06/01/34	1,398,428	1,363,530
TBA, 4.50%, 08/01/19 (c)	600,000	589,687
TBA, 5.00%, 08/01/19 (c)	2,100,000	2,113,125
TBA, 5.50%, 08/01/19 (c)	1,350,000	1,385,438
TBA, 4.50%, 09/01/19 (c)	6,200,000	6,076,000
TBA, 5.00%, 09/01/19 (c)	1,500,000	1,534,218
TBA, 5.50%, 08/01/34 (c)	72,847,000	73,030,179
TBA, 6.00%, 08/01/34 (c)	37,166,000	38,106,745
TBA, 4.50%, 10/01/34 (c)	700,000	656,688

		363,154,937

Federal National Mortgage Association (11.5%)
3.50%, 09/15/04	11,600,000	11,626,123
5.75%, 02/15/08	30,405,000	32,495,252
6.63%, 11/15/10	26,725,000	29,903,323
5.50%, 03/15/11	5,155,000	5,438,845
5.38%, 11/15/11	4,070,000	4,251,371
4.38%, 03/15/13	14,060,000	13,586,276
5.00%, 03/25/18	1,058,738	1,056,716
Pool #709921, 5.00%, 06/01/18	274,703	277,107
Pool #255315, 4.00%, 07/01/19	607,376	583,081
Pool #560868, 7.50%, 02/01/31	27,386	29,317
Pool #607212, 7.50%, 10/01/31	396,908	424,906
Pool #607559, 6.50%, 11/01/31	13,973	14,600
Pool #607632, 6.50%, 11/01/31	11,422	11,935
Pool #661664, 7.50%, 09/01/32	1,050,160	1,123,300
Pool #694846, 6.50%, 04/01/33	320,409	334,602
Pool #750229, 6.50%, 10/01/33	941,438	983,140
TBA, 4.50%, 08/01/34 (c)	730,000	689,165
TBA, 6.50%, 09/01/34 (c)	800,000	832,250

		103,661,309

Financing Corporation (0.0%)
9.80%, 11/30/17	30,000	42,843

Government National Mortgage Association (4.1%)
Pool #279461, 9.00%, 11/15/19	15,094	16,982
Pool #376510, 7.00%, 05/15/24	42,588	45,473
Pool #780678, 6.50%, 11/15/27	30,534	32,121
Pool #457801, 7.00%, 08/15/28	68,691	73,095
Pool #490258, 6.50%, 02/15/29	24,243	25,407

	Principal
	Amount	Value
Pool #486936, 6.50%, 02/15/29	50,974	53,421
Pool #502969, 6.00%, 03/15/29	142,436	146,900
Pool #487053, 7.00%, 03/15/29	56,999	60,613
Pool #781014, 6.00%, 04/15/29	122,680	126,586
Pool #509099, 7.00%, 06/15/29	62,403	66,360
Pool #470643, 7.00%, 07/15/29	330,365	351,314
Pool #434505, 7.50%, 08/15/29	11,601	12,496
Pool #416538, 7.00%, 10/15/29	25,921	27,565
Pool #524269, 8.00%, 11/15/29	19,457	21,303
Pool #781265, 6.50%, 12/15/29	145,015	152,046
Pool #781124, 7.00%, 12/15/29	295,340	314,170
Pool #525561, 8.00%, 01/15/30	30,741	33,636
Pool #531352, 7.50%, 09/15/30	57,012	61,390
Pool #507396, 7.50%, 09/15/30	391,091	421,122
Pool #536334, 7.50%, 10/15/30	7,574	8,156
Pool #519020, 7.50%, 11/15/30	16,369	17,626
Pool #545233, 7.50%, 12/15/30	5,703	6,141
Pool #540659, 7.00%, 01/15/31	11,668	12,402
Pool #486019, 7.50%, 01/15/31	41,493	44,629
Pool #535388, 7.50%, 01/15/31	39,436	42,416
Pool #537406, 7.50%, 02/15/31	18,593	19,998
Pool #528589, 6.50%, 03/15/31	167,243	175,208
Pool #520073, 6.50%, 04/15/31	732,411	767,291
Pool #533723, 7.50%, 04/15/31	26,959	28,996
Pool #508473, 7.50%, 04/15/31	96,464	103,755
Pool #544470, 8.00%, 04/15/31	43,308	47,378
Pool #781287, 7.00%, 05/15/31	187,398	199,286
Pool #541499, 6.50%, 07/15/31	24,240	25,395
Pool #549742, 7.00%, 07/15/31	116,830	124,177
Pool #781319, 7.00%, 07/15/31	66,415	70,607
Pool #485879, 7.00%, 08/15/31	153,318	162,960
Pool #555125, 7.00%, 09/15/31	42,176	44,829
Pool #781328, 7.00%, 09/15/31	171,399	182,272
Pool #485857, 6.50%, 10/15/31	38,518	40,352
Pool #550991, 6.50%, 10/15/31	75,790	79,399
Pool #571267, 7.00%, 10/15/31	30,629	32,555
Pool #547948, 6.50%, 11/15/31	42,292	44,306
Pool #568201, 6.50%, 11/15/31	11,650	12,205
Pool #574837, 7.50%, 11/15/31	48,712	52,394
Pool #555171, 6.50%, 12/15/31	27,890	29,219
Pool #427546, 6.50%, 12/15/31	19,261	20,178
Pool #781380, 7.50%, 12/15/31	63,517	68,381
Pool #781481, 7.50%, 01/15/32	351,187	378,173
Pool #580972, 6.50%, 02/15/32	60,494	63,372
Pool #781401, 7.50%, 02/15/32	192,904	207,617
Pool #579669, 6.50%, 03/15/32	186,022	194,871
Pool #552474, 7.00%, 03/15/32	146,988	156,182
Pool #781478, 7.50%, 03/15/32	105,065	113,138
Pool #781429, 8.00%, 03/15/32	150,432	164,092
Pool #587673, 6.50%, 05/15/32	460,318	482,214
Pool #569426, 6.50%, 05/15/32	158,797	166,351
Pool #581925, 6.50%, 05/15/32	76,060	79,678
Pool #587661, 6.50%, 05/15/32	342,036	358,305
Pool #583942, 6.50%, 06/15/32	281,664	295,062
Pool #583645, 8.00%, 07/15/32	107,222	117,106
Pool #590424, 6.50%, 09/15/32	79,489	83,270
Pool #565506, 6.50%, 09/15/32	157,256	164,737
Pool #595077, 6.00%, 10/15/32	446,756	460,428
Pool #596657, 7.00%, 10/15/32	78,981	83,921
Pool #552952, 6.00%, 12/15/32	500,000	515,302
Pool #612953, 7.00%, 12/15/32	516,037	548,317
Pool #603863, 6.50%, 01/15/33	452,483	473,798

	Principal
	Amount	Value
Pool #588192, 6.00%, 02/15/33	256,463	264,136
Pool #602102, 6.00%, 02/15/33	566,253	583,194
Pool #604004, 6.50%, 02/15/33	800,521	838,232
Pool #602779, 6.50%, 02/15/33	191,368	200,383
Pool #608138, 5.50%, 03/15/33	660,719	666,115
Pool #603520, 6.00%, 03/15/33	498,091	512,993
Pool #604243, 6.00%, 04/15/33	977,180	1,006,415
Pool #611526, 6.00%, 05/15/33	251,812	259,346
Pool #611955, 6.50%, 05/15/33	700,001	732,976
Pool #781627, 5.50%, 06/15/33	1,683,610	1,697,502
Pool #615304, 5.00%, 07/15/33	1,217,657	1,196,257
Pool #594048, 5.00%, 07/15/33	643,996	632,678
Pool #619587, 5.00%, 07/15/33	722,753	710,051
Pool #572733, 6.00%, 07/15/33	333,217	343,186
Pool #616031, 6.50%, 07/15/33	600,000	628,265
Pool #500254, 4.50%, 08/15/33	693,665	659,414
Pool #620452, 5.50%, 08/15/33	901,090	908,449
Pool #615947, 5.00%, 09/15/33	457,878	449,831
Pool #566495, 5.00%, 09/15/33	345,549	339,476
Pool #603106, 5.00%, 09/15/33	748,563	735,407
Pool #621697, 4.50%, 10/15/33	1,415,762	1,345,858
Pool #608319, 5.50%, 10/15/33	3,369,780	3,397,303
Pool #622637, 5.50%, 11/15/33	1,461,424	1,473,360
Pool #573916, 6.00%, 11/15/33	700,001	720,944
Pool #781690, 6.00%, 12/15/33	750,866	773,782
Pool #622399, 6.50%, 12/15/33	500,001	523,555
Pool #781699, 7.00%, 12/15/33	460,509	489,510
Pool #621856, 6.00%, 01/15/34	1,036,344	1,067,156
Pool #632831, 5.50%, 07/15/34	2,299,770	2,316,402
TBA, 5.00%, 08/01/34 (c)	1,100,000	1,076,968
TBA, 5.00%, 09/01/34 (c)	600,000	585,187

		36,744,776

Tennessee Valley Authority (0.0%)
6.25%, 12/15/17	85,000	92,435

U.S. Treasury Bonds (5.5%)
8.75%, 05/15/17	6,000,000	8,220,234
8.50%, 02/15/20	4,570,000	6,256,435
8.75%, 08/15/20	150,000	210,176
6.25%, 08/15/23	17,865,000	20,038,116
6.38%, 08/15/27	7,850,000	8,978,744
5.38%, 02/15/31	6,015,000	6,160,677

		49,864,382

U.S. Treasury Notes (9.9%)
5.88%, 11/15/04	9,735,000	9,854,409
1.75%, 12/31/04	2,270,000	2,271,153
5.75%, 11/15/05	45,925,000	47,936,009
5.88%, 11/15/05	410,000	428,594
4.38%, 05/15/07	4,305,000	4,459,037
3.25%, 08/15/07	2,260,000	2,269,271
3.00%, 11/15/07	1,965,000	1,953,564
2.63%, 05/15/08	2,405,000	2,341,775
3.13%, 09/15/08	1,820,000	1,795,829
3.13%, 10/15/08	1,325,000	1,305,695
3.38%, 11/15/08	8,640,000	8,588,696
4.88%, 02/15/12	1,000,000	1,041,875
4.00%, 11/15/12	5,180,000	5,068,309

		89,314,216

Total U.S. Government and Agency Long-Term Obligations		642,874,898

Corporate Bonds (27.4%)

	Principal
	Amount	Value
Aerospace (0.4%)
General Dynamics Corp., 3.00%, 05/15/08	425,000	412,736
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	763,155
Northrop Grumman Corp., 7.13%, 02/15/11	535,000	601,783
Raytheon Co., 6.30%, 03/15/05	190,000	194,489
Raytheon Co., 6.50%, 07/15/05	135,000	139,474
Raytheon Co., 8.20%, 03/01/06	600,000	646,447
Raytheon Co., 8.30%, 03/01/10	250,000	294,915
Raytheon Co., 5.50%, 11/15/12	150,000	153,486
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	488,557
United Technologies Corp., 6.35%, 03/01/11	225,000	246,341

		3,941,383

Agricultural Products (0.0%)
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	80,586
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	250,000	242,308

		322,894

Airlines (0.1%)
Continental Airlines, Inc., 6.56%, 02/15/12	395,000	414,081
Continental Airlines, Inc., 7.88%, 07/02/18	249,877	236,476
Southwest Airlines Corp., 8.00%, 03/01/05	40,000	41,130
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	26,639

		718,326

Auto Parts & Equipment (0.0%)
Delphi Auto Systems Corp., 6.55%, 06/15/06	120,000	125,860
Visteon Corp., 8.25%, 08/01/10	150,000	158,062

		283,922

Automobiles (0.3%)
DaimlerChrysler AG, 6.40%, 05/15/06	350,000	368,725
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	727,420
DaimlerChrysler AG, 6.50%, 11/15/13	200,000	208,314
DaimlerChrysler AG, 8.50%, 01/18/31	150,000	176,111
Ford Motor Co., 7.45%, 07/16/31	700,000	665,769
General Motors, 7.13%, 07/15/13	750,000	769,630
General Motors, 8.38%, 07/15/33	150,000	156,817

		3,072,786

Banking (3.2%)
Anadarko Finance Co., 6.75%, 05/01/11	200,000	221,486
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	438,338
Banco Nacional Co. Ext, 3.88%, 01/21/09 (b)	100,000	95,125
Bank of America Corp., 5.88%, 02/15/09	400,000	427,768
Bank of America Corp., 4.88%, 09/15/12	490,000	483,549
Bank of America Corp., 4.88%, 01/15/13	250,000	246,156

	Principal
	Amount	Value
Bank of America Corp., 5.25%, 12/01/15	500,000	488,832
Bank of New York Corp., 5.20%, 07/01/07	565,000	591,341
Bank One Corp., 6.88%, 08/01/06	115,000	123,135
Bank One Corp., 4.13%, 09/01/07	1,615,000	1,638,716
Bank One Corp., 7.88%, 08/01/10	100,000	116,402
Bank One Corp., 5.25%, 01/30/13	300,000	298,163
Bank One Corp., 8.00%, 04/29/27	122,000	146,363
BB&T Corp., 6.50%, 08/01/11	300,000	327,369
BHP Finance Corp., 6.42%, 03/01/26	135,000	141,718
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	115,361
Citicorp, Inc., 6.38%, 11/15/08	275,000	297,950
Citigroup, Inc., 6.50%, 02/07/06	400,000	421,034
Citigroup, Inc., 7.25%, 10/01/10	325,000	369,397
Citigroup, Inc., 5.63%, 08/27/12	500,000	519,866
Citigroup, Inc., 6.63%, 06/15/32	565,000	594,283
Comerica, Inc., 4.80%, 05/01/15	300,000	283,925
Deutsche Bank AG, 7.50%, 04/25/09	100,000	113,591
Fifth Third Bank, 3.38%, 08/15/08	280,000	273,861
First Union Corp., 7.55%, 08/18/05	540,000	567,172
First Union Corp., 7.00%, 03/15/06	500,000	534,724
Firstbank Puerto Rico Corp., 7.63%, 12/20/05	100,000	104,425
FleetBoston Financial Corp., 7.25%, 09/15/05	1,750,000	1,839,404
FleetBoston Financial Corp., 4.20%, 11/30/07	300,000	305,664
FleetBoston Financial Corp., 3.85%, 02/15/08	250,000	249,670
HBOS PLC, 5.38%, 11/29/49 (b) (d)	600,000	585,882
HSBC Holdings PLC, 7.50%, 07/15/09	955,000	1,084,263
Inter-American Development Bank, 5.75%, 02/26/08	250,000	268,078
Inter-American Development Bank, 6.80%, 10/15/25	470,000	537,523
International Bank for Reconstruction & Development, 3.50%, 10/22/04	150,000	150,542
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	939,197
JP Morgan Chase & Co., 5.63%, 08/15/06	1,000,000	1,048,128
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	107,891
JP Morgan Chase & Co., 3.50%, 03/15/09	200,000	193,555
JP Morgan Chase & Co., 4.50%, 11/15/10	500,000	490,305
JP Morgan Chase & Co., 6.63%, 03/15/12	690,000	752,425
KFW International Finance, Inc., 4.75%, 01/24/07	2,005,000	2,091,046
M & T Bank Corp., 3.85%, 04/01/13	300,000	295,551
Marshall & Ilsley, Inc., 4.13%, 09/04/07	125,000	127,808
MBNA America Bank Corp., 6.25%, 01/17/07	325,000	345,290
MBNA America Bank Corp., 7.13%, 11/15/12	190,000	210,827

	Principal
	Amount	Value
National City Bank Corp., 4.00%, 09/28/07	300,000	303,689
Nationsbank Corp., 6.60%, 05/15/10	200,000	218,966
PNC Funding Corp., 5.25%, 11/15/15	600,000	585,004
Popular N.A., 4.70%, 06/30/09	200,000	201,538
Regions Financial Corp., 6.38%, 05/15/12	150,000	162,112
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	192,166
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	393,671
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	309,088
U.S. Bancorp, 1.69%, 09/16/05	300,000	300,340
U.S. Bancorp, 5.10%, 07/15/07	500,000	522,764
Union Planters Corp., 4.38%, 12/01/10	150,000	146,641
Unionbancal Corp., 5.25%, 12/16/13	350,000	348,187
US Bank N.A., 2.85%, 11/15/06	1,500,000	1,487,343
Wachovia Corp., 3.63%, 02/17/09	525,000	512,218
Wells Fargo & Co., 7.25%, 08/24/05	400,000	419,117
Wells Fargo & Co., 6.45%, 02/01/11	1,090,000	1,195,192
Westpac Banking Corp., 4.63%, 06/01/18	250,000	224,732

		29,125,867

Beverages (0.1%)
Brown-Forman Corp., 3.00%, 03/15/08	250,000	243,362
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	295,781
Cia Brasileira de Bebida Corp., 8.75%, 09/15/13 (b)	400,000	434,000

		973,143

Building & Construction (0.2%)
Centex Corp., 7.88%, 02/01/11	250,000	284,066
Centex Corp., 7.50%, 01/15/12	100,000	112,195
Hanson Australia Funding, 5.25%, 03/15/13	450,000	441,549
Korea Development Bank Corp., 4.25%, 11/13/07	250,000	251,034
Lennar Corp., 5.95%, 03/01/13	90,000	91,958
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	245,040
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	45,448
Pulte Homes, Inc., 6.25%, 02/15/13	105,000	108,674
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	162,002

		1,741,966

Business Services (0.1%)
Fiserv, Inc., 4.00%, 04/15/08	200,000	199,816
Pitney Bowes, Inc., 4.75%, 05/15/18	150,000	139,081
Sungard Data Systems, Inc., 4.88%, 01/15/14 (b)	500,000	478,974

		817,871

Cable (0.4%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	433,916
Comcast Corp., 6.20%, 11/15/08	100,000	106,982
Comcast Corp., 5.85%, 01/15/10	465,000	488,328
Comcast Corp., 8.38%, 03/15/13	400,000	474,217

	Principal
	Amount	Value
Comcast Corp., 7.05%, 03/15/33	250,000	263,528
Cox Communications, Inc., 7.13%, 10/01/12	500,000	551,403
Harris Corp., 6.35%, 02/01/28	250,000	263,832
USA Interactive, 7.00%, 01/15/13	690,000	750,411

		3,332,617

Casino Hotels (0.0%)
Harrahs Operating Co., Inc., 5.50%, 07/01/10 (b)	380,000	380,201

Chemicals (0.2%)
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	104,411
Dow Chemical Co., 5.75%, 11/15/09	570,000	600,806
ICI North America, 8.88%, 11/15/06	300,000	332,652
Praxair, Inc., 6.85%, 06/15/05	70,000	72,448
Praxair, Inc., 3.95%, 06/01/13	300,000	276,613
Rohm & Haas Co., 7.40%, 07/15/09	470,000	532,505

		1,919,435

Commercial Services (0.1%)
Aramark Services, Inc., 6.75%, 08/01/04	100,000	100,000
Aramark Services, Inc., 6.38%, 02/15/08	140,000	150,251
Cendant Corp., 6.88%, 08/15/06	580,000	620,340

		870,591

Computers (0.2%)
First Data Corp., 6.38%, 12/15/07	350,000	379,768
Hewlett Packard Co., 6.50%, 07/01/12	250,000	274,832
Hewlett-Packard Co., 3.63%, 03/15/08	250,000	248,341
IBM Corp., 6.45%, 08/01/07	115,000	124,927
IBM Corp., 5.50%, 01/15/09	200,000	211,330
IBM Corp., 4.75%, 11/29/12	100,000	98,643
IBM Corp., 5.88%, 11/29/32	415,000	409,044
Kern River Funding Corp., 4.89%, 04/30/18 (b)	94,975	92,879

		1,839,764

Conglomerates (0.1%)
Fortune Brands, Inc., 2.88%, 12/01/06	500,000	496,319

Containers (0.1%)
Newell Rubbermaid, Inc., 4.63%, 12/15/09	350,000	348,150
Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	143,430
Packaging Corp. of America, 5.75%, 08/01/13 (b)	150,000	150,521
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	208,057
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	60,263

Cruise Lines (0.1%)		910,421

Carnival Corp., 3.75%, 11/15/07 (b)	500,000	496,601

Department Stores (0.4%)
Federated Department Stores, 6.63%, 04/01/11	370,000	405,113
Federated Department Stores, 6.90%, 04/01/29	250,000	263,767
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	117,509

	Principal
	Amount	Value
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	529,364
Kohl’s Corp., 6.30%, 03/01/11	50,000	54,281
Target Corp., 10.00%, 01/01/11	112,000	143,333
Target Corp., 6.35%, 01/15/11	210,000	229,534
Target Corp., 7.00%, 07/15/31	295,000	335,039
Wal-Mart Stores, Inc., 6.88%, 08/10/09	510,000	571,036
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	633,486

		3,282,462

Electric — Integrated (1.3%)
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	124,381
American Electric Power Co., 6.13%, 05/15/06	600,000	630,191
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	72,167
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	218,290
Conectiv, Inc., 5.30%, 06/01/05	45,000	45,809
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	67,779
Consolidated Edison, Inc., 4.88%, 02/01/13	260,000	256,430
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	565,179
Consumers Energy — ITC, 4.25%, 04/15/08	205,000	204,704
Consumers Energy — ITC, 4.00%, 05/15/10	200,000	191,196
Dominion Resource, Inc., 6.30%, 03/15/33	300,000	292,033
Duke Energy Corp., 3.75%, 03/05/08	1,200,000	1,191,184
Duke Energy Corp., 6.25%, 01/15/12	325,000	344,275
Emerson Electric Co., 7.88%, 06/01/05	115,000	119,851
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	286,902
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	482,556
Florida Power & Light Co., 6.88%, 12/01/05	225,000	237,198
Florida Power & Light Co., 5.95%, 10/01/33	130,000	130,436
Florida Power Corp., 5.90%, 03/01/33	115,000	111,072
General Electric Co., 5.00%, 02/01/13	900,000	898,382
Georgia Power Corp., 5.13%, 11/15/12	180,000	181,788
Midamerican Energy Holdings Co., 5.88%, 10/01/12	675,000	692,919
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	95,202
Ohio Power Co., 6.60%, 02/15/33 (b)	200,000	207,489
Oncor, Inc., 6.38%, 05/01/12	165,000	178,455
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,158,525
Pepco Holdings, Inc., 4.00%, 05/15/10	200,000	189,659
Progress Energy, Inc., 5.85%, 10/30/08	105,000	110,320

	Principal
	Amount	Value
Progress Energy, Inc., 7.10%, 03/01/11	440,000	485,104
PSEG Power Corp., 6.95%, 06/01/12	125,000	136,753
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	332,569
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	175,254
Scana Corp., 6.88%, 05/15/11	50,000	55,707
Southern California Edison Co., 8.00%, 02/15/07	856,000	946,941
Southern California Edison Co., 6.00%, 01/15/34	300,000	294,099
Southern Power Co., 6.25%, 07/15/12	225,000	238,320
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	94,815

		12,043,934

Electric-Distribution (0.1%)		—
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	365,169
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	189,237
TXU Corp., 6.15%, 11/15/13 (b)	320,000	338,360

		892,766

Electronics (0.1%)
Emerson Electric Co., 6.00%, 08/15/32	140,000	140,755
Exelon Corp., 6.75%, 05/01/11	425,000	464,640

		605,395

Farm Machinery & Equipment (0.0%)
Deere & Co., 7.85%, 05/15/10	220,000	257,630

Financial Services (8.5%)
Ace Ina Holdings, 8.30%, 08/15/06	250,000	273,907
American Express Co., 6.88%, 11/01/05	100,000	105,078
American Honda Financial, 1.87%, 10/03/05 (b)	245,000	245,776
Aristar, Inc., 7.38%, 09/01/04	150,000	150,642
Associates Corp. of North America, 6.95%, 11/01/18	575,000	642,568
Axa Financial, Inc., 7.75%, 08/01/10	450,000	519,162
Bear Stearns Co., Inc., 7.63%, 02/01/05	165,000	169,510
Bear Stearns Co., Inc., 5.70%, 11/15/14	425,000	431,076
Boeing Capital Corp., 5.75%, 2/15/07, 5.75%, 02/15/07	1,200,000	1,268,482
Boeing Capital Corp., 6.10%, 03/01/11	85,000	90,497
Capital One Bank, 6.88%, 02/01/06	120,000	126,556
Capital One Bank, 4.88%, 05/15/08	200,000	203,708
Caterpillar Financial Services Corp.,4.88%, 06/15/07	90,000	93,335
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	668,536
CIT Group, Inc., 3.88%, 11/03/08	500,000	492,830
CIT Group, Inc., 4.75%, 12/15/10	340,000	337,530
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	124,417
Countrywide Financial Corp., 5.63%, 07/15/09	500,000	524,819

	Principal
	Amount	Value
Credit Suisse First Boston USA, Inc., 5.88%, 08/01/06	1,525,000	1,602,999
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	478,115
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	250,000	271,305
Credit Suisse First Boston USA, Inc., 1.46%, 05/15/14	16,988,873	16,988,872
Ford Motor Credit Co., 6.88%, 02/01/06	2,194,000	2,301,837
Ford Motor Credit Co., 6.50%, 01/25/07	650,000	685,497
Ford Motor Credit Co., 7.25%, 10/25/11	1,140,000	1,198,916
Ford Motor Credit Co., 7.00%, 10/01/13	1,835,000	1,867,766
General Electric Capital Corp., 4.25%, 01/15/08	210,000	213,548
General Electric Capital Corp., 5.88%, 02/15/12	100,000	106,030
General Electric Capital Corp., 6.00%, 06/15/12	195,000	208,186
General Electric Capital Corp., 5.45%, 01/15/13	200,000	205,438
General Electric Capital Corp., 6.75%, 03/15/32	1,345,000	1,468,571
General Motors Acceptance Corp., 6.13%, 08/28/07	1,700,000	1,781,813
General Motors Acceptance Corp., 7.75%, 01/19/10	50,000	54,526
General Motors Acceptance Corp., 6.88%, 09/15/11	150,000	153,985
General Motors Acceptance Corp., 7.00%, 02/01/12	390,000	400,718
General Motors Acceptance Corp., 6.88%, 08/28/12	450,000	458,100
General Motors Acceptance Corp., 8.00%, 11/01/31	800,000	812,350
Golden West Financial Corp., 4.75%, 10/01/12	265,000	259,745
Goldman Sachs Group, Inc., 7.63%, 08/17/05	525,000	551,653
Goldman Sachs Group, Inc., 4.13%, 01/15/08	460,000	463,730
Goldman Sachs Group, Inc., 6.88%, 01/15/11	175,000	193,646
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,200,000	1,180,259
Goldman Sachs Group, Inc., 6.13%, 02/15/33	500,000	481,024
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	590,107
Household Finance Corp., 5.88%, 02/01/09	720,000	765,632
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,532,433
International Lease Finance Corp., 4.38%, 12/15/05	450,000	459,951

	Principal
	Amount	Value
International Lease Finance Corp., 4.00%, 01/17/06	250,000	254,511
J Paul Getty Trust Corp., 5.88%, 10/01/33	2,500,000	2,480,210
John Deere Capital Corp., 3.90%, 01/15/08	1,000,000	1,003,597
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	105,720
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	400,000	390,833
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	113,328
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	590,000	645,288
Lehman Brothers Holdings, Inc., 1.59%, 10/15/17	20,000,000	19,999,999
Mellon Financial Corp., 7.00%, 03/15/06	200,000	214,127
Mellon Financial Corp., 6.40%, 05/14/11	450,000	493,809
Mellon Financial Corp., 5.00%, 12/01/14	200,000	195,208
Morgan Stanley, 7.75%, 06/15/05	200,000	209,225
Morgan Stanley, 6.10%, 04/15/06	300,000	315,652
Morgan Stanley, 3.63%, 04/01/08	350,000	345,932
Morgan Stanley, 6.60%, 04/01/12	450,000	488,729
Morgan Stanley, 5.30%, 03/01/13	325,000	323,728
Morgan Stanley, 4.75%, 04/01/14	1,000,000	934,088
National Rural Utilities, 4.75%, 03/01/14	300,000	291,979
Nisource Finance Corp., 7.63%, 11/15/05	170,000	179,838
Prudential Financial, Inc., 3.75%, 05/01/08	205,000	203,859
Synovus Financial Corp., 4.88%, 02/15/13	150,000	146,966
Textron Financial Corp., 2.75%, 06/01/06	435,000	432,069
Wachovia Corp., 4.95%, 11/01/06	1,150,000	1,192,966
Washington Mutual, Inc., 4.38%, 01/15/08	550,000	558,111
Washington Mutual, Inc., 5.50%, 01/15/13	100,000	101,412

		75,826,365

Food & Related (1.0%)
Albertson’s, Inc., 7.50% 2/15/11, 7.50%, 02/15/11	800,000	906,003
Anheuser-Busch Co., Inc., 4.38%, 01/15/13	300,000	287,601
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	247,765
Archer Daniels Midland Co., 5.94%, 10/01/32	785,000	774,879
Campbell Soup Co., 4.88%, 10/01/13	400,000	392,593
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	147,200
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11	160,000	173,231
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28	395,000	431,937

	Principal
	Amount	Value
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	165,582
Conagra Foods, Inc., 7.00%, 10/01/28	300,000	327,429
Diageo Capital PLC, 3.50%, 11/19/07	860,000	853,228
General Mills, Inc., 6.00%, 02/15/12	158,000	166,494
Kellogg Co., 6.00%, 04/01/06	163,000	171,039
Kraft Foods, Inc., 4.63%, 11/01/06	60,000	61,522
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	819,279
Kroger Co., 6.80%, 04/01/11	340,000	373,384
Kroger Co., 6.20%, 06/15/12	400,000	423,514
Kroger Co., 7.50%, 04/01/31	135,000	151,235
Miller Brewing Co., 5.50%, 08/15/13 (b)	250,000	253,368
PepsiCo, Inc., 4.50%, 09/15/04	80,000	80,208
Safeway, Inc., 6.15%, 03/01/06	150,000	157,000
Safeway, Inc., 6.50%, 03/01/11	400,000	427,356
Sara Lee Corp., 6.25%, 09/15/11	425,000	462,488
Supervalu, Inc., 7.50%, 05/15/12	125,000	141,173
Unilever Capital Corp., 7.13%, 11/01/10	550,000	625,320

		9,020,828

Healthcare Services (0.1%)
Eli Lilly & Co., 6.00%, 03/15/12	300,000	323,163
Eli Lilly & Co., 7.13%, 06/01/25	200,000	231,956
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	102,682
Manor Care, Inc., 6.25%, 05/01/13	160,000	165,000

		822,801

Household Products (0.0%)
Dial Corp., 6.50%, 09/15/08	250,000	270,131

Industrials (0.0%)
News America Corp., 7.28%, 06/30/28	130,000	142,194

Insurance (0.4%)
Allstate Corp., 5.38%, 12/01/06	150,000	156,888
Allstate Corp., 6.13%, 02/15/12	430,000	461,711
American General Corp., 7.50%, 07/15/25	250,000	293,057
Berkley Corp., 5.13%, 09/30/10	175,000	176,069
Hartford Life, Inc., 7.38%, 03/01/31	100,000	115,348
Infinity Property & Casualty Corp., 5.50%, 02/18/14 (b)	200,000	194,776
Marsh & Mclennan Cos., Inc., 6.25%, 03/15/12	175,000	189,564
Metlife, Inc., 6.13%, 12/01/11	485,000	518,650
Monumental Global Funding II, 4.38%, 07/30/09 (b)	500,000	499,434
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	192,872
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	127,694
Principal Life Global Funding, 6.25%, 02/15/12 (b)	150,000	161,945
Progressive Corp., 6.25%, 12/01/32	150,000	151,782
RLI Corp., 5.95%, 01/15/14	200,000	197,135
Travelers Property Casualty Corp., 6.38%, 03/15/33	200,000	197,520
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	230,235

		3,864,680

Manufacturing (0.2%)

	Principal
	Amount	Value
Cooper Industries, Inc., 5.50%, 11/01/09	175,000	183,924
Honeywell International, Inc., 6.13%, 11/01/11	250,000	269,686
Norsk Hydro A/S, 6.36%, 01/15/09	460,000	497,761
Tyco International Group SA, 6.13%, 01/15/09	165,000	176,722
Tyco International Group SA, 6.00%, 11/15/13	500,000	520,143

		1,648,236

Medical Products (0.2%)
Baxter International, Inc., 4.63%, 03/15/15 (b)	130,000	120,051
Boston Scientific, 5.45%, 06/15/14	600,000	604,070
Wyeth, 5.50%, 02/01/14	900,000	869,047

		1,593,168

Metals & Minerals (0.3%)
Alcan, Inc., 6.45%, 03/15/11	75,000	81,695
Alcan, Inc., 4.50%, 05/15/13	230,000	218,127
Alcoa, Inc., 6.00%, 01/15/12	310,000	330,801
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	393,203
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	129,030
Inco Ltd., 7.75%, 05/15/12	300,000	342,460
Noranda, Inc., 7.00%, 07/15/05	510,000	527,967
Placer Dome, Inc., 6.38%, 03/01/33	235,000	232,546
Timken Co., 6.75%, 08/21/06	200,000	208,781

		2,464,610

Multimedia (0.8%)
AOL Time Warner, Inc., 6.88%, 05/01/12	820,000	893,666
AOL Time Warner, Inc., 7.70%, 05/01/32	630,000	699,812
Belo Corp., 8.00%, 11/01/08	145,000	164,623
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	190,216
Gannet Co., Inc., 5.50%, 04/01/07	185,000	195,167
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	297,699
Liberty Media Corp., 7.88%, 07/15/09	265,000	296,897
Liberty Media Corp., 5.70%, 05/15/13	300,000	295,178
Liberty Media Corp., 8.25%, 02/01/30	200,000	224,995
News America Holdings, Inc., 9.25%, 02/01/13	200,000	252,897
News America Holdings, Inc., 8.00%, 10/17/16	200,000	239,228
Reed Elsevier Capital, 6.13%, 08/01/06	900,000	949,808
Time Warner, Inc., 6.88%, 06/15/18	298,000	316,326
Viacom, Inc., 7.75%, 06/01/05	1,365,000	1,425,423
Viacom, Inc., 5.63%, 08/15/12	250,000	256,403
Viacom, Inc., 7.88%, 07/30/30	135,000	159,480
Walt Disney Co., 6.38%, 03/01/12	236,000	254,713

		7,112,531

Non-Hazardous Waste Disposal (0.1%)
Waste Management, Inc., 7.38%, 08/01/10	250,000	283,026
Waste Management, Inc., 6.38%, 11/15/12	350,000	373,953

		656,979

	Principal
	Amount	Value
Oil & Gas (1.8%)
AGL Capital Corp., 4.45%, 04/15/13 (b)	300,000	279,812
Anadarko Petroleum Corp., 5.38%, 03/01/07	1,000,000	1,046,500
Anadarko Petroleum Corp., 7.50%, 05/01/31	205,000	236,879
Apache Corp., 6.25%, 04/15/12	390,000	427,254
Apache Corp., 7.63%, 07/01/19	100,000	120,508
Apache Finance Canada, 4.38%, 05/15/15	400,000	372,686
Atmos Energy Corp., 5.13%, 01/15/13	225,000	219,708
Australian Gas Light Co., 5.30%, 09/25/15 (b)	150,000	148,671
BP Amoco PLC, 5.90%, 04/15/09	200,000	215,580
Brascan Corp., 5.75%, 03/01/10	305,000	314,323
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	385,933
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	90,112
ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	495,702
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	145,940
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	436,102
Conoco Funding Co., 6.35%, 10/15/11	600,000	656,292
Conoco Funding Co., 4.75%, 10/15/12	800,000	788,740
Conoco, Inc., 6.35%, 04/15/09	250,000	273,347
Conoco, Inc., 6.95%, 04/15/29	170,000	189,231
Consolidated Natural Gas, Inc., 5.38%, 11/01/06	60,000	62,506
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	264,000	282,561
Halliburton Co., 2.41%, 01/26/07 (b)	450,000	449,546
Keyspan Corp., 7.63%, 11/15/10	210,000	243,223
Kinder Morgan Energy Partners LP, 6.65%, 03/01/05	120,000	122,918
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	396,687
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	155,000	168,248
Kinder Morgan Energy Partners LP, 6.50%, 09/01/12	300,000	319,133
Marathon Oil Corp., 5.38%, 06/01/07	700,000	732,628
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	125,000	125,207
Murphy Oil Corp., 6.38%, 05/01/12	100,000	107,985
Nabors, Inc., 5.38%, 08/15/12	70,000	71,070
Nexen, Inc., 5.05%, 11/20/13	500,000	484,604
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,083,610
Pemex Project Funding Master, 9.13%, 10/13/10	885,000	1,026,599
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	654,688
Petroleos Mexicanos, 8.85%, 09/15/07	475,000	532,000
Phillips Petroleum Co., 8.50%, 05/25/05	225,000	236,167
Praxair, Inc., 6.50%, 03/01/08	390,000	424,939
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	643,651

	Principal
	Amount	Value
Transocean Sedco Forex, Inc., 6.63%, 04/15/11	163,000	178,737
Valero Energy Corp., 6.88%, 04/15/12	500,000	549,364
Vectren Utility Holdings Corp., 5.25%, 08/01/13	250,000	249,269

		15,988,660

Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	300,000	287,114
Domtar, Inc., 7.88%, 10/15/11	90,000	101,800
International Paper Co., 4.00%, 04/01/10	300,000	288,061
International Paper Co., 5.85%, 10/30/12	300,000	308,051
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	284,011
Meadwestvaco Corp., 6.80%, 11/15/32	120,000	119,789
Norske Skogindustrier, 6.13%, 10/15/15 (b)	150,000	148,775
Rock-Tenn Co., 5.63%, 03/15/13	455,000	453,282
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)	80,000	85,907
Weyerhaeuser Co., 5.95%, 11/01/08	320,000	340,916
Weyerhaeuser Co., 6.75%, 03/15/12	725,000	792,662

		3,210,368

Pharmaceuticals (0.2%)
Abbott Laboratories, 5.63%, 07/01/06	104,000	109,136
Abbott Laboratories, 6.40%, 12/01/06	550,000	590,703
Astrazeneca PLC, 5.40%, 06/01/14	500,000	511,596
Glaxosmithkline PLC, 5.38%, 04/15/34	140,000	129,192
Pfizer, Inc., 5.63%, 02/01/06	400,000	418,340
Pharmacia Corp., 6.60%, 12/01/28	300,000	328,969

		2,087,936

Pipelines (0.1%)
Panhandle Eastern Pipeline, 2.75%, 03/15/07 (b)	400,000	385,627
Texas Gas Transmission, 4.60%, 06/01/15 (b)	300,000	278,636
TGT Pipelines, 5.20%, 06/01/18 (b)	150,000	136,454

		800,717

Publishing — Newspapers (0.0%)
Thomson Corp., 4.25%, 08/15/09	425,000	422,127

Real Estate (0.2%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	150,000	162,390
BRE Properties, Inc., 5.95%, 03/15/07	140,000	147,713
Centerpoint Properties Corp., 4.75%, 08/01/10	350,000	349,066
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	267,712
Duke Realty Corp., 5.25%, 01/15/10	300,000	310,866
EOP Operating LP, 6.75%, 02/15/12	434,000	470,459
Equity Residential, 6.88%, 11/01/04	200,000	202,318
Liberty Property Trust, 7.25%, 03/15/11	65,000	72,872

	Principal
	Amount	Value
New Plan Realty Corp., 5.88%, 06/15/07	90,000	95,275
Simon Property Group, Inc., 7.75%, 08/15/04 (b)	60,000	60,104

		2,138,775

Real Estate Investment Trusts (0.2%)
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	637,519
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	298,456
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	296,034
JDN Realty Corp., 6.95%, 08/01/07	20,000	21,635
Washington REIT, 5.25%, 01/15/14	200,000	197,360

		1,451,004

Research & Development (0.0%)
Science Applications International Co., 5.50%, 07/01/33 (b)	300,000	269,749

Retail (0.1%)
Limited Brands, Inc., 6.13%, 12/01/12	250,000	264,061
Lowe’s Cos., Inc., 6.50%, 03/15/29	400,000	424,986
Staples, Inc., 7.13%, 08/15/07	500,000	545,873

		1,234,920

Special Purpose Entity (3.3%)
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	92,639
Morgan Stanley TRACERS, 5.88%, 03/01/07 (b)	12,296,000	12,890,143
Morgan Stanley TRACERS, 6.80%, 06/15/12 (b)	15,120,000	16,387,207

		29,369,989

Telecommunications (1.6%)
360 Communications Co., 7.50%, 03/01/06	180,000	192,560
Alltel Corp., 7.00%, 07/01/12	230,000	255,826
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	157,907
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	87,752
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	678,368
BellSouth Corp., 6.00%, 10/15/11	1,421,000	1,505,358
British Telecom PLC, 8.38%, 12/15/10	920,000	1,084,308
Centurytel, Inc., 7.88%, 08/15/12	130,000	146,444
Clear Channel Communications, Inc., 7.65%, 09/15/10	200,000	226,193
Deutsche Telekom AG, 8.25%, 06/15/05	700,000	733,954
Deutsche Telekom AG, 8.50%, 06/15/10	550,000	648,701
Deutsche Telekom AG, 8.75%, 06/15/30	350,000	434,776
France Telecom, 8.75%, 03/01/11	650,000	758,399
France Telecom, 9.50%, 03/01/31	165,000	210,085
GTE Corp., 6.84%, 04/15/18	350,000	373,907
GTE Corp., 6.94%, 04/15/28	250,000	258,403
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	610,689

	Principal
	Amount	Value
SBC Communications, Inc., 6.25%, 03/15/11	205,000	219,553
SBC Communications, Inc., 5.88%, 08/15/12	720,000	747,922
Sprint Capital Corp., 6.13%, 11/15/08	150,000	158,897
Sprint Capital Corp., 8.38%, 03/15/12 (b)	400,000	468,654
Sprint Capital Corp., 8.38%, 03/15/12	150,000	175,745
Sprint Capital Corp., 8.75%, 03/15/32	400,000	484,705
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	657,859
Telecom Italia Capital Corp., 5.25%, 11/15/13 (b)	500,000	491,108
Time Warner, Inc., 7.75%, 06/15/05	130,000	135,070
Univison Communication, Inc., 7.85%, 07/15/11	250,000	290,715
Verizon Global Funding Corp., 6.75%, 12/01/05	270,000	284,118
Verizon Global Funding Corp., 6.88%, 06/15/12	80,000	88,303
Verizon Global Funding Corp., 7.38%, 09/01/12	350,000	398,520
Verizon Global Funding Corp., 7.75%, 12/01/30	250,000	286,850
Verizon New York, Inc., 6.88%, 04/01/12	535,000	580,561
Vodafone Group PLC, 7.75%, 02/15/10	150,000	172,981
Vodafone Group PLC, 7.88%, 02/15/30	350,000	420,292

		14,425,483

Tools & Accessories (0.0%)
Stanley Works, 4.90%, 11/01/12	225,000	222,581

Transportation & Shipping (0.4%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	365,000	404,539
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	421,874
Canadian National Railway Co., 6.90%, 07/15/28	210,000	228,067
CSX Corp., 7.45%, 05/01/07	180,000	197,231
CSX Corp., 6.75%, 03/15/11	225,000	245,676
CSX Corp., 5.50%, 08/01/13	240,000	239,326
Norfolk Southern Corp., 6.75%, 02/15/11	325,000	357,780
Norfolk Southern Corp., 7.25%, 02/15/31	300,000	333,771
Union Pacific Corp., 6.50%, 05/15/05	250,000	257,168
Union Pacific Corp., 5.75%, 10/15/07	545,000	576,988
Union Pacific Corp., 3.63%, 06/01/10	410,000	385,339
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	255,386

		3,903,145

Total Corporate Bonds		247,274,271

Sovereign Bonds (1.3%)
Canada (0.2%)

	Principal
	Amount	Value
British Columbia, 4.63%, 10/03/06	100,000	102,906
Government of Canada, 5.25%, 11/05/08	630,000	667,529
Ontario Province, 5.50%, 10/01/08	350,000	371,686
Ontario Province, 4.38%, 02/15/13	225,000	219,043
Quebec Province, 7.50%, 09/15/29	630,000	773,079

		2,134,243

Finland (0.0%)
Republic of Finland, 5.88%, 02/27/06	300,000	314,946

Italy (0.4%)
Republic of Italy, 5.25%, 04/05/06	300,000	311,685
Republic of Italy, 4.38%, 10/25/06	2,400,000	2,463,014
Republic of Italy, 6.88%, 09/27/23	425,000	486,209
Republic of Italy, 5.38%, 06/15/33	450,000	426,030

		3,686,938

Mexico (0.7%)
United Mexican States, 9.88%, 02/01/10	2,750,000	3,348,125
United Mexican States, 6.38%, 01/16/13	1,875,000	1,913,438

		5,261,563

South Africa (0.0%)
Republic of South Africa, 6.50%, 06/02/14	350,000	358,750

Total Sovereign Bonds		11,756,440

Municipal Bonds (0.1%)
Illinois (0.1%)
Illinois State Taxable Pension General Obligation, 5.10%, 06/01/33	700,000	632,625

Texas (0.0%)
Harris County Texas Industrial	250,000	251,563

Development Corp. Solid Waste Disposal Revenue, 5.68%, 03/01/23
Total Municipal Bonds		884,188

Repurchase Agreements (15.4%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $133,843,202 (Fully collateralized by AA Rated Corporate Bonds and Government National Mortgage Association Securities)	133,829,484	133,829,484
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $5,333,078 (Fully Collateralized by AA Rated Corporate Bonds)	5,332,531	5,332,531

Total Repurchase Agreements		139,162,015

Short-Term Securities Held as Collateral for Securities Lending (5.4%)
Pool of various securities for Gartmore	48,893,887	48,893,887

Mutual Funds — Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		48,893,887

Total Investments (Cost $1,093,577,173) (a) - 121.0%		1,090,845,699

	Principal
	Amount	Value
Liabilities in excess of other assets - (21.0)%		(189,366,998)

NET ASSETS - 100.0%		$901,478,701

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,046,017
Unrealized depreciation	(7,777,491)

Net unrealized appreciation (depreciation)	($2,731,474)

Aggregate cost for income tax purposes is substantially the same.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Mortgage Dollar Rolls

(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on July 31, 2004.

TBA To Be Announced
TRACERS Tradable Custodial Receipts

Gartmore China Opportunities Fund
Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.8%)
CHINA (22.4%)
Building & Construction (5.7%)
Anhui Conch Cement Co. Ltd.	80,000	$83,159
Baoye Group Co. Ltd.	196,000	96,117
Zhejiang Expressway Co. Ltd.	150,000	110,541

		289,817

Chemicals (2.5%)
Beijing Yanhua Petrochemical Co. Ltd.	350,000	127,559

Electric Utility (2.7%)
Datang International Power Generation Co. Ltd.	176,000	137,611

Electronics (2.3%)
TPV Technology Ltd.	178,000	118,496

Mining (2.0%)
Yanzhou Coal Mining Co. Ltd.	86,000	104,419

Oil & Gas (2.4%)
China Oilfield Servies Ltd.	414,000	123,302

Telecommunications (3.2)%
China Telecom Co. Ltd.	500,000	166,459

Transportation (1.6%)
Hainan Meilan International Airport Co. Ltd.(b)	100,000	81,321

		1,148,984

HONG KONG (72.6%)
Banks (2.9%)
Wing Hang Bank Ltd.	25,000	150,197

Building & Construction (1.5%)
Asia Aluminum Holdings Ltd.	710,000	78,385

Electric Utility (2.6%)
China Resources Power Holdings Co. Ltd. (b)	264,000	135,272

Electronics (3.9%)
Orient Power Holdings Ltd.	600,000	74,498
Solomon Systech International Ltd.(b)	550,000	125,515

		200,013

Engine Manufacturing (1.5%)
Weichai Power Co. Ltd. (b)	44,000	78,694

Food Products (3.4%)
Global Bio-chem Technology Group Co. Ltd.	62,000	48,105
Heng Tai Consumables Group Ltd.	1,250,000	124,653

		172,758

Health Care Products (2.9%)
Hengan International Group Co. Ltd.	244,000	149,310

Hotels, Restaurants & Leisure (4.3%)
Cafe De Coral Holdings Ltd.	90,000	97,461
HongKong and Shanghai Hotels Ltd. (The)	190,000	123,749

		221,210

	Shares
	or
	Principal
	Amount	Value
Information Services (1.3%)
HC International, Inc.(b)	300,000	68,463

Insurance (2.2%)
Ping AN Insurance (Group) Co. of China Ltd.(b)	90,000	114,810

Oil & Gas (1.8%)
Xinao Gas Holdings Ltd.(b)	200,000	94,352

Paper Products (2.1%)
Lee & Man Paper Manufacturing Ltd.(b)	130,000	109,228

Publishing (4.4%)
Culturecom Holdings Ltd. (b)	1,934,000	110,053
Oriental Press Group Ltd.	300,000	114,486

		224,539

Real Estate (17.7%)
Cheung Kong (Holdings) Ltd.	18,000	133,211
China Overseas Land and Investment Ltd.	400,000	78,770
Hang Lung Properties Ltd.	72,000	99,059
Henderson Land Development Co. Ltd.	20,000	87,894
Midland Realty Holdings Ltd.	556,000	142,450
New World Development Co. Ltd.	180,000	145,204
Sino Land Co. Ltd.	158,000	99,158
Sun Hung Kai Properties Ltd.	14,000	118,355

		904,101

Retail (8.3%)
Convenience Retail Asia Ltd.	300,000	92,309
Lianhua Supermarket Holdings Ltd.	130,000	133,071
Lifestyle International Holdings Ltd. (b)	65,000	87,918
Wumart Stores, Inc. (b)	65,000	106,252

		419,550

Software (1.7%)
Kingdee International Software Group Co. Ltd.	290,000	88,130

Telecommunications (0.8%)
China Mobile Ltd.	15,000	43,498

Textiles (5.9%)
Fountain Set Holdings Ltd.	100,000	69,202
Luen Thai Holdings Ltd. (b)	261,000	99,550
Texwinca Holdings Ltd.	146,000	128,158

		296,910

Transportation (3.4%)
Cosco Pacific Ltd.	124,000	176,122

		3,725,542

SINGAPORE (1.8%)
Oil & Gas (1.8%)
China Aviation Oil Singapore Co. Ltd.	108,000	93,585

Total Common Stocks		4,968,111

Repurchase Agreements (3.7%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $183,593 (Fully collateralized by AA Corporate Bonds, Treasury Notes, and U.S. Agency Securities)	$183,575	183,575
UBS Warburg LLC, 1.23% dated 07/30/04, due 08/02/04, repurchase price $7,316 (Fully collateralized by AA Corporate Bonds)	7,315	7,315

	Shares
	or
	Principal
	Amount	Value
Total Repurchase Agreements		190,890

Total Investments (Cost $5,066,430) (a) - 100.5%		5,159,001
Liabilities in excess of other assets - (0.5)%		(26,886)

NET ASSETS - 100.0%		$5,132,115

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation(depreciation) of securities as follows:

Unrealized appreciation	$223,822
Unrealized depreciation	(131,251)

Net unrealized appreciation (depreciation)	$92,571

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

Gartmore Convertible Fund
Schedule of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Convertible Bonds (57.4%)
Airlines (3.0%)
Jetblue Airways Corp., 3.50%, 07/15/33	$900,000	$869,625

Auto Parts & Equipment (2.5%)
Amer Axle & Manufacturing, Inc., 2.00%, 02/15/24 (b)	300,000	278,250
Titan International, Inc., 5.25%, 07/26/09 (b)	450,000	457,875

		736,125

Banks (2.6%)
Bankunited Capital Trust, 3.13%, 03/01/34 (b)	600,000	581,250
Bankunited Capital Trust, 3.13%, 03/01/34	200,000	193,750

		775,000

Broadcasting (2.1%)
Liberty Media Corp., 3.25%, 03/15/31	710,000	627,463

Commercial Services (2.6%)
Cendant Corp., 3.88%, 11/27/11	740,000	767,750

Computer Services (2.6%)
Electronic Data Systems, 3.88%, 07/15/23	800,000	762,000

Engineering (1.7%)
Fluor Corp., 1.50%, 02/15/24	500,000	512,500

Financial Services (2.9%)
Goldman Sachs Group, Inc., 1.50%, 07/23/09	400,000	399,324
IOS Capital LLC, 5.00%, 05/01/07 (b)	430,000	445,588

		844,912

Hospitals (4.4%)
Health Management Association, 1.50%, 08/01/23	425,000	433,500
Lifepoint Hospitals, 4.50%, 06/01/09	850,000	853,187

		1,286,687

Hotels & Motels (2.7%)
Hilton Hotels Corp., 3.38%, 04/15/23	750,000	803,438

Insurance (2.4%)
Leucadia National Corp., 3.75%, 04/15/14 (b)	700,000	721,000

Machinery (2.1%)
Regal Beloit Corp., 2.75%, 03/15/24 (b)	600,000	624,750

Manufacturing (1.8%)
Quanex Corp., 2.50%, 05/15/34 (b)	500,000	515,625

Medical (4.2%)
Chiron Corp., 1.63%, 08/01/33	100,000	98,500
Chiron Corp., 1.63%, 08/01/33 (b)	600,000	591,000
Genzyme Corp., 1.25%, 12/01/23	525,000	538,125

		1,227,625

Metals (1.2%)
Kaydon Corp., 4.00%, 05/23/23	300,000	349,500

Multimedia (2.5%)
Walt Disney Co., 2.13%, 04/15/23	700,000	722,750

	Shares
	or
	Principal
	Amount	Value
Oil & Gas (3.6%)
Cooper Cameron Corp., 1.50%, 05/15/24	350,000	353,318
Pride International, Inc., 3.25%, 05/01/33 (b)	450,000	461,812
Pride International, Inc., 3.25%, 05/01/33	250,000	256,563

		1,071,693

Paper & Related Products (2.5%)
Sealed Air Corp., 3.00%, 06/30/33 (b)	750,000	739,688

Pharmaceuticals (4.0%)
Teva Pharmaceutical, 0.25%, 02/01/24	800,000	794,000
Watson Pharmaceuticals, 1.75%, 03/15/23	400,000	374,500

		1,168,500

Retail (4.3%)
Mens Wearhouse, 3.13%, 10/15/23 (b)	300,000	290,625
Mens Wearhouse, 3.13%, 10/15/23	400,000	396,499
Reebok International Ltd., 2.00%, 05/01/24 (b)	600,000	585,000

		1,263,124

Telecommunications (1.7%)
Centurytel, Inc., 4.75%, 08/01/32	440,000	489,500

Total Convertible Bonds		16,879,255

Convertible Preferred Stocks (32.3%)
Aerospace & Defense (3.2%)
Northrop Grumman Corp.	3,300	425,700
Northrop Grumman Corp.	5,000	525,000

		950,700

Banks (5.1%)
Sovereign Cap Trust IV	18,900	902,474
Washington Mutual, Inc.	11,000	584,298

		1,486,772

Electric Services (1.9%)
FPL Group, Inc.	10,000	567,200

Energy (2.6%)
Centerpointe Energy, Inc.	24,400	773,651

Healthcare Services (2.5%)
McKesson Financing Trust	14,500	741,313

Insurance (5.0%)
PMI Group, Inc.	28,400	748,339
Reinsurance Group of America, Inc.	11,700	682,988

		1,431,327

Metals (2.5%)
Freeport Corp. (b)	780	727,350

Oil & Gas (2.4%)
Chesapeake Energy Corp.	6,300	718,200

Paper Products (1.5%)
International Paper Co.	8,950	443,025

Rental Auto/Equipment (1.6%)
United Rentals Trust I	10,900	482,325

Telecommunications (4.0%)
Centurytel, Inc.	18,600	463,140
Motorola, Inc. (b)	15,500	714,938

		1,178,078

Total Convertible Preferred Stocks		9,499,941

	Shares
	or
	Principal
	Amount	Value
Common Stock (0.3%)
Multimedia (0.3%)
Viacom, Inc., Class B	3,000	100,770

Total Common Stock		100,770

Repurchase Agreement (8.0%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $90,762 (Fully collateralized by AA Rated Corporate Bonds)	$90,759	90,759
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $2,277,831 (Fully collateralized by U.S. Agency Securities)	$2,277,753	2,277,753

Total Repurchase Agreement		2,368,512

Total Investments (Cost $29,356,303) (a) - 98.0%		28,848,478
Other assets in excess of liabilities - 2.0%		596,511

NET ASSETS - 100.0%		$29,444,989

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$107,561
Unrealized depreciation	(615,386)

Net unrealized appreciation (depreciation)	$(507,825)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Emerging Markets Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (91.9%)
BRAZIL (8.0%)
Banking (0.9%)
Banco Itau Holding Financeira SA ADR	3,600	$166,464

Beverages (0.5%)
Companhia de Bebidas das Americas ADR	4,400	90,464

Electric Utility (1.2%)
Companhia Energetica de Minas Gerais	12,290,500	225,424

Oil & Gas (2.3%)
Petroleo Brasileiro SA ADR	11,000	311,081
Petroleo Brasileiro SA ADR (c)	5,400	138,510

		449,591

Paper Products (1.4%)
Klabin SA	177,800	259,003

Steel (0.8%)
Gerdau SA ADR	10,900	154,998

Telecommunications (0.9%)
Tele Norte Leste Participacoes SA ADR	13,800	180,228

		1,526,172

CHILE (1.0%)
Food (1.0%)
Cencosud SA ADR (b)	9,800	186,598

CHINA (3.6%)
Mining (0.9%)
Yanzhou Coal Mining Co. Ltd.	140,000	169,984

Oil & Gas (1.2%)
CNOOC Ltd.	490,500	235,877

Telecommunications (1.5%)
China Telecom Corp. Ltd.	840,000	279,651

		685,512

HONG KONG (2.4%)
Agriculture (0.5%)
Global Bio-chem Technology Group Co. Ltd.	122,000	94,659

Electric Utility (1.1%)
China Resources Power Holdings Co. Ltd. (b)	416,000	213,157

Semiconductors (0.8%)
Solomon Systech International Ltd. (b)	632,000	144,228

		452,044

INDIA (0.6%)
Financial Services (0.6%)
ICICI Bank Ltd. ADR	8,250	107,415

	Shares
	or
	Principal
	Amount	Value
INDONESIA (2.3%)
Banking (1.1%)
PT Bank Mandiri	1,433,500	195,767

Mining (0.7%)
PT Bumi Resources Tbk	2,136,000	134,470

Telecommunications (0.5%)
PT Telekomunikasi Indonesia (b)	117,500	100,141

		430,378

ISRAEL (2.9%)
Banking (0.9%)
Bank Hapoalim Ltd.	63,100	172,381

Computer Software (0.7%)
Retalix Ltd. ADR (b)	7,400	142,228

Electronics (1.3%)
NICE Systems Ltd. ADR (b)	4,600	98,946
Orbotech Ltd. (b)	8,600	146,363

		245,309

		559,918

KOREA (18.3%)
Automobile (0.7%)
Ssangyong Motor Co. (b)	24,700	141,934

Banking (1.9%)
Hana Bank	9,040	171,552
Kookmin Bank ADR	6,800	187,544

		359,096

Communications Equipment (0.9%)
KH Vatec Co. Ltd.	5,700	172,307

Electronics (6.4%)
Samsung Electro Mechanics Co. Ltd. (b)	9,600	230,974
Samsung Electronics Co. Ltd.	300	107,009
Samsung Electronics GDR	7,200	885,600

		1,223,583

Financial Services (0.6%)
Daishin Securities Co. Ltd.	20,100	118,498

Household Durables (1.2%)
LG Electronics, Inc.	3,000	125,063
LG Electronics, Inc. (c)	4,100	99,025

		224,088

Retail (1.1%)
Shinsegae Co. Ltd.	900	209,646

Steel (1.1%)
Dongkuk Steel Mill Co. Ltd.	23,700	201,309

Telecommunications (2.1%)
Daum Communications Corp. (b)	3,000	83,845
SK Telecom Co. Ltd.	1,780	245,121
SK Telecom Co. Ltd. ADR	3,800	67,108

		396,074

Tobacco (1.3%)
KT&G Corp.	10,600	254,690

Transportation (1.0%)
Korean Air Lines Co. Ltd. (b)	15,500	188,513

		3,489,738

MALAYSIA (6.5%)
Banking (2.4%)
CIMB Berhad	161,400	229,077
Public Bank Berhad (b)	121,700	223,935

		453,012

Electronics (0.7%)
Mal Tenega Nasional	48,000	125,684

	Shares
	or
	Principal
	Amount	Value
Hotels, Restaurants & Leisure (0.4%)
Magnum Corp. Berhad	127,300	80,991

Telecommunications (2.3%)
Maxis Communications Berhad	74,600	172,613
Telekom Malaysia Berhad	99,800	270,431

		443,044

Transportation (0.7%)
Malaysia International Shipping Corp. Berhad	42,200	134,275

		1,237,006

MEXICO (8.4%)
Beverages (1.2%)
Coca - Cola Femsa SA de CV (Femsa) ADR	11,100	227,550

Construction (1.1%)
Urbi, Desarrolloas Urbanos, SA de CV (b)	60,700	209,530

Diversified (1.0%)
Alfa SA, Class A	57,500	190,877

Financial Services (1.8%)
Grupo Financiero Banorte SA de CV	89,900	330,727

Retail (1.6%)
Organizacion Soriana SA de CV	63,861	189,110
Wal-Mart de Mexico SA de CV	39,800	121,206

		310,316

Telecommunications (1.7%)
America Movil SA de CV ADR	9,100	325,143

		1,594,143

POLAND (1.6%)
Banking (1.3%)
Bank Pekao SA	7,900	246,182

Construction (0.3%)
Globe Trade Centre SA (b)	2,000	59,870

		306,052

RUSSIA (7.3%)
Oil & Gas (5.5%)
LUKOIL ADR	3,400	370,662
OAO Gazprom ADR	9,600	282,552
Surgutneftegaz ADR	11,821	395,767

		1,048,981

Telecommunications (1.8%)
AO VimpelCom ADR (b)	2,800	244,860
Golden Telecom, Inc.	4,000	100,960

		345,820

		1,394,801

SINGAPORE (0.5%)
Oil & Gas (0.5%)
China Aviation Oil Singapore Corp. Ltd.	113,765	98,580

SOUTH AFRICA (10.7%)
Banking (1.5%)
ABSA Group Ltd.	35,100	285,346

Financial Services (1.5%)
African Bank Investments Ltd.	70,400	130,059
Sanlam Ltd.	108,200	150,653

		280,712

	Shares
	or
	Principal
	Amount	Value
Mining (3.6%)
Anglo American PLC	24,900	528,799
Impala Platinum Holdings Ltd.	2,200	173,905

		702,704

Oil & Gas (1.1%)
Sasol Ltd.	12,200	202,364

Paper Products (1.3%)
Sappi Ltd.	16,800	240,144

Retail (1.0%)
Massmart Holdings Ltd.	37,900	195,320

Telecommunications (0.7%)
Telkom SA Limited	10,000	127,656

		2,034,246

TAIWAN (9.5%)
Banking (1.6%)
Bank of Kaohsiung	192,000	130,466
Taishin Financial Holdings Co. Ltd.	226,000	172,774

		303,240

Chemicals (0.4%)
Taiyen Biotech Co. Ltd.	81,700	85,437

Electronics (1.6%)
Ichia Technologies, Inc. (b)	86,000	152,994
Yageo Corp. (b)	364,000	150,446

		303,440

Insurance (0.9%)
Cathay Financial Holding Co. Ltd.	105,000	172,741

Networking Products (1.0%)
Accton Technology Corp. (b)	421,000	186,350

Paper Products (0.8%)
Cheng Loong Corp.	461,440	147,079

Semiconductors (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	273,397	346,774
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,167	136,466

		483,240

Textiles (0.7%)
Far Eastern Textile Ltd.	258,780	137,450

		1,818,977

THAILAND (6.0%)
Electric Utility (0.7%)
Ratchaburi Electricity Generating	138,600	134,240

Holding Public Co. Ltd.
Financial Services (2.4%)
Kiatnakin Finance Public Co. Ltd.	80,600	62,836
Kiatnakin Finance Public Co. Ltd.	100,000	77,960
Siam Commercial Bank Public Co. Ltd.	136,400	150,278
TISCO Finance Public Co. Ltd. (b)	299,700	185,068

		476,142

Mining (0.7%)
Banpu Public Co. Ltd. (b)	38,100	128,928

Telecommunications (1.0%)
Shin Corporation Public Co. Ltd. (b)	206,300	186,101

Transportation (1.2%)
Thai Airways International Public Co. Ltd. (d)	172,900	219,137

		1,144,548

	Shares
	or
	Principal
	Amount	Value
TURKEY (2.3%)
Automotive (1.0%)
Ford Otomotiv Sanayi AS	26,029,500	196,911

Banking (1.3%)
Turkiye Garanti Bankasi AS (b)	75,122,099	233,036

		429,947

Total Common Stocks		17,496,075

Participation Notes (4.9%)
INDIA (4.9%)
Banking (0.8%)
CW07 ICICI Bank Ltd., expiring 03/30/07 (d)	3,700	21,349
Union Bank of India Ltd., 09/25/06 (d)	105,300	138,996

		160,345

Chemicals (0.7%)
Indian Petrochemicals Corp. Ltd., 05/20/05 (d)	34,700	131,513

Diversified Operations (0.4%)
Larsen & Toubro Ltd. (b) (d)	4,740	79,205

Oil & Gas (1.4%)
Oil and Natural Gas Corp. Ltd., 10/31/05 (b) (d)	17,200	265,912

Software & Computer Services (0.9%)
Satyam Computer Services Ltd., 03/07/23 (d)	22,400	163,744

Tobacco (0.7%)
ITC Ltd., 04/07/30 (b) (d)	6,300	140,994

Total Participation Notes		941,713

Repurchase Agreements (0.9%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $174,095 (Fully collateralized by AA Corporate Bonds, Treasury Notes, and U.S. Agency Securities)	$174,077	174,077
UBS Warburg LLC, 1.23% dated 07/30/04, due 08/02/04, repurchase price $6,937 (Fully collateralized by AA Corporate Bonds)	6,936	6,936

Total Repurchase Agreements		181,013

Warrants (0.3%)
THAILAND (0.3%)
Financial Services (0.3%)
Kiatnakin Finance Public Co. Ltd., expiring 01/18/11	129,900	49,761

Total Warrants		49,761

Total Investments (Cost $18,903,424) (a) - 98.0%		18,668,562
Other assets in excess of liabilities - 2.0%		387,582

NET ASSETS - 100.0%		$19,056,144

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,263,176
Unrealized depreciation	(1,498,038)

Net unrealized appreciation (depreciation)	$(234,862)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Preferred stock.

(d)	Fair Valued Security.

ADR American Depositary Receipt

GDR Global Depositary Receipt

At July 31, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Hungarian Forint	08/02/04	$55,289	$55,323	$34
Hungarian Forint	08/03/04	54,225	54,123	(102)

Total Short Contracts:		$109,514	$109,446	$(68)

Long Contract:
South African Rand	08/05/04	$46,540	$46,256	$(284)

Gartmore Global Financial Services Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.4%)
AUSTRALIA (0.9%)
Banking (0.9%)
Australia & New Zealand Banking Group Ltd.	4,403	$55,729

BELGIUM (1.7%)
Financial Services (1.7%)
Fortis NV	4,690	102,110

FRANCE (2.6%)
Banking (2.6%)
BNP Paribas SA	2,620	152,694

GERMANY (2.7%)
Financial Services (2.7%)
Hypo Real Estate Holding AG (b)	5,140	160,155

HONG KONG (2.8%)
Financial Services (2.8%)
Hang Lung Group Ltd.	116,540	166,651

IRELAND (2.6%)
Banking (2.6%)
Bank of Ireland	11,610	152,123

ITALY (1.3%)
Banking (1.3%)
UniCredito Italiano SpA	16,340	78,251

JAPAN (7.7%)
Banking (1.0%)
Mitsubishi Tokyo Financial Group, Inc.	1,530	13,862
Suruga Bank Ltd. (The)	3,000	20,752
UFJ Holdings, Inc.	6	24,041

		58,655

Financial Services (5.9%)
Daito Trust Construction Co. Ltd.	1,100	40,953
Mitsubishi Tokyo Financial Group, Inc.	8	71,941
Mizuho Financial Group, Inc.	13	49,128
Nomura Holdings, Inc.	4,000	54,761
Orix Corp.	700	75,132
Sumitomo Mitsui Financial Group, Inc.	10	60,157

		352,072

Insurance (0.8%)
Millea Holdings, Inc.	3	44,275

		455,002

SPAIN (1.9%)
Banking (1.9%)
Banco Popular Espanol SA	990	53,281
Banco Santander Central Hispano SA	6,190	58,741

		112,022

SWEDEN (0.9%)
Banking (0.9%)
Skandinaviska Enskilda Banken AB	3,770	50,853

	Shares
	or
	Principal
	Amount	Value
SWITZERLAND (3.4%)
Financial Services (2.4%)
UBS AG	2,190	146,554

Insurance (1.0%)
Zurich Financial Services AG	400	56,474

		203,028

UNITED KINGDOM (12.7%)
Banking (11.7%)
Barclays PLC	12,691	105,969
HBOS PLC	13,385	173,297
HSBC Holdings PLC	9,498	139,444
Lloyds TSB Group PLC	7,637	57,140
Royal Bank of Scotland Group PLC	7,678	215,667

		691,517

Insurance (1.0%)
Royal & Sun Alliance Insurance Group PLC	40,480	56,873

		748,390

UNITED STATES (55.2%)
Banking (18.6%)
Bank Of America Corp.	3,349	284,697
Colonial BancGroup, Inc. (The)	2,530	48,804
Marshall & Ilsley Corp.	780	29,960
Northern Trust Corp.	420	16,855
Provident Bankshares Corp.	1,050	31,385
Silicon Valley Bancshares (b)	450	16,475
South Financial Group, Inc. (The)	1,741	47,164
TCF Financial Corp.	290	17,516
U.S. Bancorp	6,750	191,025
Wachovia Corp.	3,830	169,707
Wells Fargo & Co.	2,410	138,358
Zions Bancorp	1,740	105,270

		1,097,216

Financial Services (24.7%)
American Capital Strategies Ltd.	1,834	53,608
American Express Co.	1,780	89,445
Capital One Financial Corp.	935	64,814
CapitalSource, Inc. (b)	2,080	44,970
CIT Group, Inc.	3,500	121,660
Citigroup, Inc.	5,130	226,181
Countrywide Financial Corp.	1,883	135,764
E*TRADE Financial Corp. (b)	3,210	35,535
Fannie Mae	2,376	168,601
Freddie Mac	1,054	67,783
Goldman Sachs Group, Inc.	1,384	122,055
Investors Financial Services Corp.	1,030	47,050
J.P. Morgan Chase & Co.	3,649	136,217
Lehman Brothers Holding, Inc.	989	69,329
MBNA Corp.	1,707	42,146
Merrill Lynch & Co., Inc.	550	27,346

		1,452,504

Insurance (11.9%)
AFLAC, Inc.	1,060	42,018
Allstate Corp.	2,990	140,769
American International Group, Inc.	3,880	274,121
Fidelity National Financial, Inc.	800	29,000
Hartford Financial Services Group	1,446	94,135
Metlife, Inc.	1,277	45,551
PartnerRe Ltd.	570	29,817
RenaissanceRE Holdings Ltd.	850	45,050

	Shares
	or
	Principal
	Amount	Value
		700,461

		3,250,181

Total Common Stocks		5,687,189

Repurchase Agreements (5.9%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $332,851 (Fully collateralized by AA Corporate Bonds, Treasury Notes, and U.S. Agency Securities)	$332,817	332,817
UBS Warburg LLC, 1.23% dated 07/30/04, due 08/02/04, repurchase price $13,263 (Fully collateralized by AA Corporate Bonds	13,262	13,262

Total Repurchase Agreements		346,079

Total Investments (Cost $5,941,931) (a) - 102.3%		6,033,268
Liabilities in excess of other assets - (2.3)%		(137,525)

NET ASSETS - 100.0%		$5,895,743

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$208,563
Unrealized depreciation	(117,226)

Net unrealized appreciation (depreciation)	$91,337

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

Gartmore Global Health Sciences Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (78.6%)
Diagnostic Equipment (0.7%)
Cytyc Corp. (b)	4,200	$101,514

Drugs (39.6%)
Abbott Laboratories	14,990	589,857
Amgen, Inc. (b)	13,580	772,429
Barr Laboratories, Inc. (b)	4,240	145,644
Eli Lilly & Co.	10,560	672,883
GlaxoSmithKline PLC ADR - GB	6,910	282,965
Merck & Co., Inc.	15,540	704,739
Novartis AG ADR - CH	7,530	336,290
Pfizer, Inc.	32,144	1,027,321
Schering-Plough Corp.	24,260	472,100
Wyeth	14,655	518,787

		5,523,015

Hospitals (0.8%)
Triad Hospitals, Inc. (b)	3,380	115,123

Medical - Biomedical/Genetic (7.1%)
Biogen Idec, Inc. (b)	4,840	290,400
Genentech, Inc. (b)	6,990	340,273
Genzyme Corp. (b)	4,170	213,838
Protein Design Labs, Inc. (b)	9,120	147,744

		992,255

Medical - HMO (7.6%)
Aetna, Inc.	1,690	145,002
Anthem, Inc. (b)	1,580	130,303
UnitedHealth Group, Inc.	9,600	603,840
WellPoint Health Networks, Inc. (b)	1,800	181,980

		1,061,125

Medical Information Systems (0.5%)
Dendrite International, Inc. (b)	4,450	66,350

Medical Instruments (5.3%)
Fisher Scientific International, Inc. (b)	2,590	150,738
Kyphon, Inc. (b)	800	21,624
Medtronic, Inc.	11,330	562,761

		735,123

Medical Products (10.0%)
Alcon, Inc.	2,860	219,076
Baxter International, Inc.	11,690	351,518
Johnson & Johnson	14,890	822,970

		1,393,564

Medical Products & Services (5.0%)
Caremark Rx, Inc. (b)	8,350	254,675
Kinetic Concepts, Inc. (b)	2,680	120,386
Magellan Health Services, Inc. (b)	4,730	160,962
Medco Health Solutions, Inc. (b)	5,240	158,772

		694,795

Therapeutics (2.0%)
Gilead Sciences, Inc. (b)	2,810	181,638

	Shares
	or
	Principal
	Amount	Value
Mannkind Corp. (b)	5,050	71,458
Trimeris, Inc. (b)	2,260	25,922

		279,018

Total Common Stocks		10,961,882

Repurchase Agreement (19.0%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $2,549,720 (Fully collaterized by Government National Mortgage Association Securities and AA Rated Corporate Bonds)	2,549,459	2,549,459
UBS Warburg, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $101,595 (Fully collateralized by AA Rated Corporate Bonds)	101,585	101,585
Total Repurchase Agreement		2,651,044

Total Investments (Cost $13,924,902) (a) - 97.6%		13,612,926
Other assets in excess of liabilities - 2.4%		327,931

NET ASSETS - 100.0%		$13,940,857

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

Unrealized appreciation	$150,589
Unrealized depreciation	(462,565)

Net unrealized appreciation (depreciation)	$(311,976)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
GB	United Kingdom

Gartmore Global Technology and Communications Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (95.9%)
CANADA (1.9%)
Computer Services
Research in Motion Ltd. (b)	2,800	$172,676

GERMANY (1.5%)
Computer Software (1.5%)
SAP AG ADR	3,300	132,033

INDIA
Computer Software (0.8%)
Infosys Technologies Ltd. ADR	1,400	70,350

JAPAN (0.7%)
Telecom Services (0.7%)
Nippon Telegraph and Telephone Corp. ADR	2,600	64,012

SWEDEN (2.3%)
Telecommunication Equipment (2.3%)
Telefonaktiebolaget LM Ericsson ADR (b)	7,700	205,667

UNITED STATES (88.7%)
Aerospace/Defense (3.1%)
General Dynamics Corp.	1,000	98,820
Rockwell Collins, Inc.	5,100	174,522

		273,342

Computer Hardware (12.2%)
Apple Computer, Inc. (b)	7,000	226,380
Dell, Inc. (b)	11,300	400,811
International Business Machines Corp.	4,500	391,815
Lexmark International, Inc. (b)	700	61,950

		1,080,956

Computer Services (12.0%)
Affiliated Computer Services, Inc., Class A (b)	1,600	83,040
Cognizant Technology Solutions Corp. (b)	2,500	68,875
eBay, Inc. (b)	5,700	446,481
First Data Corp.	2,300	102,603
Insight Enterprises, Inc. (b)	5,100	81,804
Yahoo, Inc. (b)	9,000	277,200

		1,060,003

Computer Software (15.9%)
Akamai Technologies, Inc. (b)	2,500	37,325
Hyperion Solutions Corp. (b)	4,100	168,182
Microsoft Corp.	29,200	831,032
PalmOne, Inc. (b)	4,600	185,012
S1 Corp. (b)	4,600	38,042
Sun Microsystems, Inc. (b)	11,300	44,635
Symantec Corp. (b)	2,400	112,224

		1,416,452

Consulting Services (2.4%)
Accenture Ltd. (b)	2,600	64,038
BearingPoint, Inc. (b)	12,700	104,902
Keynote Systems, Inc. (b)	3,400	44,778

		213,718

	Shares
	or
	Principal
	Amount	Value
Data Processing & Reproduction (2.8%)
Automatic Data Processing, Inc.	2,700	113,346
Input/Output, Inc. (b)	5,200	50,076
Veritas DGC, Inc. (b)	3,600	88,668

		252,090

E - Commerce (1.2%)
Websense, Inc. (b)	2,800	106,932

Electronic Components-Semiconductors (15.5%)
Agilent Technologies, Inc. (b)	3,600	85,716
Analog Devices, Inc.	3,300	131,010
Cadence Design Systems, Inc. (b)	14,500	195,315
Intel Corp.	15,900	387,642
Microchip Technology, Inc.	4,900	141,953
Micron Technology, Inc. (b)	4,900	66,297
Plexus Corp. (b)	20,600	230,926
Sanmina Corp. (b)	13,200	96,888
Staktek Holdings, Inc. (b)	9,100	45,318

		1,381,065

Entertainment Software (1.2%)
Activision, Inc. (b)	4,300	62,995
THQ, Inc. (b)	2,400	45,720

		108,715

Investment Companies (0.6%)
Harris & Harris Group, Inc. (b)	4,800	49,008

Lasers - Systems/Components (1.1%)
Electro Scientific Industries, Inc. (b)	3,700	95,275

Motion Pictures & Services (1.0%)
Macrovision Corp. (b)	4,000	86,560

Networking (6.7%)
Cisco Systems, Inc. (b)	28,300	590,338

Semiconductors (0.8%)
Applied Micro Circuits Corp. (b)	18,900	68,040

Telecom Services (4.0%)
Alamosa Holdings, Inc. (b)	16,500	126,720
NII Holdings, Inc., Class B (b)	2,200	83,644
Ptek Holdings, Inc. (b)	7,400	85,026
Verizon Communications, Inc.	1,500	57,810

		353,200

Telecommunication Equipment (2.6%)
Comverse Technology, Inc. (b)	5,300	90,418
Lucent Technologies, Inc. (b)	45,900	139,995

		230,413

Wireless Equipment (5.6%)
American Tower Corp., Class A (b)	3,900	56,394
Crown Castle International Corp. (b)	4,100	57,892
Novatel Wireless, Inc. (b)	2,000	45,940
QUALCOMM, Inc.	4,900	338,492

		498,718

		7,864,825

Total Common Stocks		8,509,563

Total Investments (Cost $8,799,541) (a) - 95.9%		8,509,563
Other assets in excess of liabilities - 4.1%		359,778

NET ASSETS - 100.0%		$8,869,341

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$91,652
Unrealized depreciation	(381,630)

Net unrealized appreciation (depreciation)	$(289,978)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR     American Depositary Receipt

Gartmore Global Utilities Fund
Schedule of Portfolio Investments
July 31, 2003
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (99.3%)
AUSTRIA (3.7%)
Oil & Gas Utility (2.2%)
OMV AG	470	$102,868

Telephone Communications (1.5%)
Telekom Austria AG	4,618	71,874

		174,742

FINLAND (3.3%)
Oil & Gas Utility (3.3%)
Fortum Oyj	11,308	155,731

FRANCE (1.2%)
Oil & Gas Utility (1.2%)
Total SA	300	58,373

GERMANY (6.6%)
Gas & Electric Utility (6.6%)
E. ON AG	2,856	203,655
Rwe AG	2,271	111,317

		314,972

HONG KONG (0.4%)
Electric Utility (0.4%)
CLP Holdings Ltd.	3,000	16,852

ITALY (1.7%)
Electric Utility (1.1%)
Enel SpA	6,909	54,597

Telecommunications (0.6%)
Telecom Italia RISP SpA	4,306	9,245
Telecom Italia SpA	5,692	16,878

		26,123

		80,720

JAPAN (8.4%)
Electric Utility (5.7%)
Chubu Electric Power Co., Inc.	3,700	77,528
Kansai Electric Power Co., Inc.	1,900	34,619
Kyushu Electric Power Co., Inc.	3,000	56,153
Tohoku Electric Power, Inc.	1,500	24,628
Tokyo Electric Power Co., Inc.	3,600	81,523

		274,451

Gas Utility (0.5%)
Tokyo Gas Co. Ltd.	6,000	21,421

Oil & Gas Utility (0.5%)
Osaka Gas Co. Ltd.	9,000	23,975

Telecommunications (1.7%)
Nippon Telegraph & Telephone Corp.	16	79,000

		398,847

PORTUGAL (1.8%)
Electric Utility (0.3%)
Electricidade de Portugal SA	4,998	13,370

Telecommunications (1.5%)

	Shares
	or
	Principal
	Amount	Value
Portugal Telecom SA	6,844	70,231

		83,601

SINGAPORE (0.5%)
Telecommunications (0.5%)
Singapore Telecommunications Ltd.	19,000	25,278

SPAIN (4.2%)
Electric Utility (0.2%)
Iberdrola SA	450	9,201

Telecommunications (4.0%)
Telefonica SA	12,749	185,879

Television (0.0%)
Antena 3 Television SA (b)	37	1,956

		197,036

UNITED KINGDOM (20.9%)
Electric Utility (3.3%)
Scottish & Southern Energy PLC	2,481	32,409
Scottish Power PLC	17,009	121,875

		154,284

Gas & Electric Utility (2.2%)
International Power PLC (b)	39,295	104,972

Gas Utility (1.1%)
Centrica PLC	12,230	52,566

Telecommunications (9.0%)
Vodafone Group PLC	197,561	427,464

Water Utility (5.3%)
AWG PLC (b)	7,866	88,018
AWG PLC Redeemable Shares (b)	602,248	1,040
Northumbrian Water Group PLC	34,828	83,730
Severn Trent PLC	1,407	20,387
United Utilities PLC, Class A	6,108	57,211

		250,386

		989,672

UNITED STATES (46.6%)
Electric Utility (4.9%)
American Electric Power Co., Inc.	4,557	141,768
Dominion Resources, Inc.	918	58,256
Edison International	783	20,984
Southern Co. (The)	319	9,340

		230,348

Gas & Electric Utility (9.6%)
Exelon Corp.	5,100	177,990
PPL Corp.	2,631	121,947
Questar Corp.	1,148	47,045
Sempra Energy	2,136	76,362
TXU Corp.	803	31,847

		455,191

Gas Utility (1.3%)
Western Gas Resources, Inc.	1,815	61,147

Oil & Gas Utility (9.5%)
ConocoPhillips	1,696	133,594
EOG Resources Inc	1,135	72,129
FirstEnergy Corp.	353	13,802
Sunoco, Inc.	1,992	135,795
Valero Energy Corp.	1,273	95,373

		450,693

Telecommunications (20.1%)
AT&T Corp.	2,500	37,750
BellSouth Corp.	9,775	264,805

	Shares
	or
	Principal
	Amount	Value
Nextel Communications, Inc., Class A (b)	337	7,670
SBC Communications, Inc.	5,802	147,023
Verizon Communications, Inc.	13,040	502,563

		959,811

Transportation Services (1.2%)
Arkansas Best Corp.	1,640	57,351

		2,214,541

Total Common Stocks		4,710,365

Repurchase Agreement (1.6%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $2,953 (Fully collateralized by AA Rated Corporate Bonds)	$2,953	2,953
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $74,109 (Fully collateralized by U.S. Agency Securities)	74,106	74,106
Total Repurchase Agreement		77,059

Total Investments (Cost $4,632,183) (a) - 100.9%		4,787,424
Liabilities in excess of other assets - (0.9)%		(44,294)

NET ASSETS - 100.0%		$4,743,130

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$205,921
Unrealized depreciation	(50,680)

Net unrealized appreciation (depreciation)	$155,241

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Euro	8/2/04	(16,196)	(16,211)	(15)
Euro	8/2/04	(12,988)	(12,965)	23
Euro	8/3/04	(91,900)	(91,830)	70
Euro	8/4/04	(59,020)	(58,819)	200

Total Short Contracts		$(180,104)	$(179,825)	$278

Long Contracts:
Euro	8/3/04	78,559	78,684	125
Euro	8/3/04	23,809	23,746	(63)

Total Long Contracts		$102,368	$102,430	$62

Gartmore Government Bond Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Principal
	Amount	Value
U.S. Government Sponsored and Agency Obligations (95.5%)
Federal Farm Credit Bank (4.3%)
6.90%, 09/08/15	$3,000,000	$3,456,549
7.13%, 11/16/15	4,000,000	4,482,124

		7,938,673

Federal Home Loan Bank (1.5%)
6.02%, 01/09/08, Series AA08	1,000,000	1,076,642
5.99%, 04/15/13, Series BD13	1,500,000	1,613,681

		2,690,323

Federal Home Loan Mortgage Corporation (26.2%)
2.50%, 11/25/05, Series MTN1	10,000,000	9,944,870
2.60%, 05/10/06, Series MTN	10,000,000	9,967,270
2.76%, 05/19/06, Series MTN	10,000,000	9,988,480
2.15%, 06/02/06, Series MTN	1,000,000	985,563
5.50%, 04/01/07, Gold Pool #M90718	677,727	695,249
7.25%, 06/15/07, REMIC, Series 1313-G	77,874	77,835
5.50%, 11/15/20, REMIC, Series 2541-VL	1,500,000	1,489,666
6.00%, 02/15/21, Series 2503-VD	4,000,000	4,201,860
3.50%, 12/15/21, REMIC, Series 1629-HA	256,542	256,993
6.50%, 03/15/24, REMIC, Series 1684-I	2,000,000	2,125,467
6.00%, 01/15/28, Series 2114-PR	1,393,500	1,446,322
6.50%, 07/15/30, REMIC, Series 2388-BE	540,144	544,985
6.50%, 03/15/31, REMIC, Series 2296-H	905,288	947,795
6.00%, 09/15/31, REMIC, Series 2419-UA	5,000,000	5,181,715

		47,854,070

Federal National Mortgage Association (50.3%)
6.31%, 01/01/06, Pool #73341	836,878	864,991
2.80%, 11/17/06	10,000,000	9,945,590
3.55%, 01/12/07	7,000,000	7,060,935
3.00%, 02/23/07	10,000,000	9,954,620
5.15%, 05/03/07	10,000,000	10,227,499
6.10%, 07/01/08, Pool #380488	920,005	981,435
6.00%, 08/25/08, REMIC, Series 94-34-C	95,284	95,195
6.00%, 11/25/08, REMIC, Series 94-48-E	1,122,577	1,150,787
4.50%, 04/01/10, Pool #M80812	2,049,040	2,053,298
7.42%, 11/01/11, Pool #73731	6,211,437	6,717,898
6.50%, 04/25/13, REMIC, Series 99-19-TD	1,847,685	1,873,078
6.30%, 05/01/13, Pool #380311	1,846,616	1,980,260
6.00%, 03/25/14, Series 1999-8-QD	3,742,554	3,904,194
6.30%, 04/01/14, Pool #381570	1,034,449	1,119,983
7.90%, 08/01/15, Pool #381190	1,607,172	1,891,791
7.11%, 10/01/15, Pool #383142	2,845,218	3,152,415
10.35%, 12/10/15	5,000,000	7,217,280
5.50%, 04/25/16, REMIC, Series 2002-55-QD	3,000,000	3,119,707
6.68%, 05/01/16, Pool #383452	2,015,342	2,197,640
9.25%, 10/25/18, REMIC, Series 88-25-B	29,795	32,897
8.10%, 08/12/19	1,000,000	1,314,269
8.50%, 01/25/20, REMIC, Series 90-7-B	99,133	108,381
6.85%, 05/17/20, Series 1997-M6-C	1,609,944	1,725,082
7.50%, 02/25/23, REMIC, Series 93-16-Z	384,348	408,434
6.00%, 12/25/23, REMIC, Series 1993-226-PK	1,000,000	1,042,699

	Principal
	Amount	Value
5.03%, 06/01/29, Pool #386937	4,927,802	4,695,707
6.27%, 02/25/35, REMIC, Series 98-M4-D	2,500,000	2,683,587
6.30%, 10/17/38, REMIC, Series 98-73-MZ	4,260,737	4,438,978

		91,958,630

Sovereign Agency (7.2%)
AID — Israel, 6.80%, 02/15/12, Series 3-D	1,000,000	1,110,228
AID — Israel, 5.50%, 04/26/24	10,000,000	9,933,650
AID — Panama, 7.15%, 04/01/27	2,000,000	2,116,240

		13,160,118

U.S. Treasury Bonds (6.0%)
6.00%, 02/15/26	10,000,000	10,917,580

Total U.S. Government Sponsored and Agency Obligations		174,519,394

Repurchase Agreements (4.0%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $7,063,652 (Fully collateralized by AA Rated Corporate Bonds and Government National Mortgage Association Securities)	$7,062,928	7,062,928
UBS Warburg, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $281,456 (Fully collateralized by AA Rated Corporate Bonds)	281,427	281,427

Total Repurchase Agreements		7,344,355

Short-Term Securities Held as Collateral for Securities Lending (0.1%)
Pool of various securities for Gartmore	$102,151	102,151

Mutual Funds — Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		102,151
Total Investments (Cost $179,562,015) (a) - 99.6%		181,965,900
Other assets in excess of liabilities - 0.4%		769,873

NET ASSETS - 100.0%		$182,735,773

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,239,485
Unrealized depreciation	(835,600)

Net unrealized appreciation (depreciation)	$2,403,885

Aggregate cost for federal income tax purposes is substantially the same.

REMIC    Real Estate Mortgage Investment Conduit

Gartmore Growth Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares	Value
Common Stocks (99.6%)
Aerospace/Defense (0.6%)
General Dynamics Corp.	16,171	$1,598,018

Business Services (0.3%)
DST Systems, Inc. (b)	17,150	781,354

Chemicals (1.0%)
Praxair, Inc.	64,930	2,561,489

Computer Equipment (7.6%)
Cisco Systems, Inc. (b)	403,532	8,417,677
Dell, Inc. (b)	147,661	5,237,536
EMC Corp. (b)	196,410	2,154,618
Lexmark International, Inc., Class A (b)	37,610	3,328,485

		19,138,316

Computer Software & Services (12.8%)
Adobe Systems, Inc.	31,310	1,320,656
Check Point Software Technologies Ltd. ADR — IL (b)	138,950	2,763,716
Electronic Arts, Inc. (b)	44,600	2,235,798
Hyperion Solutions Corp. (b)	79,860	3,275,857
Intel Corp.	190,521	4,644,902
Microsoft Corp.	398,118	11,330,439
Oracle Corp. (b)	163,939	1,722,999
Symantec Corp. (b)	46,990	2,197,252
Yahoo!, Inc. (b)	84,564	2,604,571

		32,096,190

Consumer Products (3.4%)
Colgate-Palmolive Co.	23,150	1,231,580
Estee Lauder Co., Inc., Class A	19,420	852,538
Fortune Brands, Inc.	28,860	2,083,115
Gillette Co. (The)	77,355	3,015,297
Sherwin-Williams Co.	32,520	1,313,158

		8,495,688

Drugs (7.5%)
Eli Lilly & Co.	44,639	2,844,397
Merck & Co., Inc.	71,340	3,235,269
Pfizer, Inc.	407,230	13,015,071

		19,094,737

Electronics (1.0%)
Rockwell Collins, Inc.	75,200	2,573,344

Financial Services (7.5%)
American Express Co.	63,560	3,193,890
Capital One Financial Corp.	38,836	2,692,112
Countrywide Financial Corp.	26,230	1,891,183
Fannie Mae	26,000	1,844,960
Global Payments, Inc.	41,860	1,910,909
Goldman Sachs Group, Inc.	36,290	3,200,415
Northern Trust Corp.	68,000	2,728,840
U.S. Bancorp	58,300	1,649,890

		19,112,199

Food & Beverage (4.6%)
Anheuser-Busch Cos., Inc.	50,260	2,608,494
Coca-Cola Co.	85,330	3,742,574
PepsiCo, Inc.	61,331	3,066,550

	Shares	Value
Smithfield Foods, Inc. (b)	36,850	1,044,329
Wendy’s International, Inc.	36,430	1,303,101

		11,765,048

Healthcare (9.4%)
Abbott Laboratories	80,680	3,174,758
Aetna, Inc.	16,740	1,436,292
Amgen, Inc. (b)	82,948	4,718,082
Anthem, Inc. (b)	19,980	1,647,751
Biogen Idec, Inc. (b)	32,510	1,950,600
Caremark Rx, Inc. (b)	42,188	1,286,734
Community Health Care, Inc. (b)	32,910	809,915
Johnson & Johnson	94,000	5,195,380
Medtronic, Inc.	66,090	3,282,690

		23,502,202

Hotels & Casinos (2.3%)
Marriott International, Inc., Class A	92,190	4,498,872
Station Casinos, Inc.	33,500	1,447,200

		5,946,072

Instruments (1.2%)
Fisher Scientific International, Inc. (b)	54,160	3,152,112

Insurance (3.4%)
AFLAC, Inc.	33,810	1,340,228
American International Group, Inc.	76,703	5,419,067
Hartford Financial Services Group, Inc. (The)	29,900	1,946,490

		8,705,785

Internet Services / Software (0.4%)
VeriSign, Inc. (b)	62,720	1,098,227

Manufacturing (8.0%)
3M Co.	42,246	3,479,381
American Standard Cos., Inc. (b)	67,100	2,542,419
Caterpillar, Inc.	15,000	1,102,350
Danaher Corp.	69,432	3,516,731
General Electric Co.	103,852	3,453,079
Ingersoll-Rand Co., Class A	21,880	1,502,937
International Steel Group (b)	43,480	1,423,100
Tyco International Ltd.	98,769	3,061,839

		20,081,836

Medical Products (3.5%)
Boston Scientific Corp. (b)	118,514	4,534,346
Covance, Inc. (b)	42,160	1,546,850
Genzyme Corp. (b)	33,840	1,735,315
Millipore Corp. (b)	22,200	1,169,718

		8,986,229

Multimedia (2.5%)
Time Warner, Inc. (b)	155,280	2,585,412
Univision Communications, Inc. (b)	44,020	1,275,259
Walt Disney Co. (The)	106,750	2,464,858

		6,325,529

Oil & Gas (2.4%)
Burlington Resources, Inc.	35,260	1,345,874
EOG Resources, Inc.	44,460	2,825,433
Schlumberger Ltd.	31,300	2,013,216

		6,184,523

Retail (9.7%)
CVS Corp.	65,410	2,738,717
Dollar General Corp.	93,900	1,812,270
eBay, Inc. (b)	17,520	1,372,342
Home Depot, Inc.	56,905	1,918,837

	Shares	Value
Kohl’s Corp. (b)	28,990	1,326,582
Lowe’s Cos., Inc.	77,298	3,765,959
Pacific Sunwear of California, Inc. (b)	45,160	921,264
Staples, Inc.	45,730	1,320,682
Target Corp.	114,775	5,004,190
Wal-Mart Stores, Inc.	76,738	4,067,881

		24,248,724

Semiconductors (2.7%)
Broadcom Corp., Class A (b)	65,294	2,308,796
Maxim Integrated Products, Inc.	54,400	2,616,640
Texas Instruments, Inc.	91,140	1,944,016

		6,869,452

Telecommunications (6.7%)
ADTRAN, Inc.	48,680	1,300,243
Ericsson ADR — SE (b)	95,620	2,554,010
Juniper Networks, Inc. (b)	130,035	2,985,604
Motorola, Inc.	122,980	1,959,071
Nextel Communications, Inc. (b)	67,186	1,529,153
QUALCOMM, Inc.	51,138	3,532,613
Scientific-Atlanta, Inc.	51,990	1,598,693
Sprint Corp.	85,340	1,594,151

		17,053,538

Transportation Services (1.1%)
C.H. Robinson Worldwide, Inc.	18,740	819,500
Ryder System, Inc.	44,730	1,918,917

		2,738,417

Total Common Stocks		252,109,029

Short-Term Securities Held as Collateral for Securities Lending (8.8%)
Pool of various securities for Gartmore	$8,271,923	8,271,923

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		8,271,923

Total Investments (Cost $261,258,088) (a) - 102.8%		260,380,952
Other assets in excess of liabilities — (2.8)%		(7,179,423)

NET ASSETS - 100.0%		$253,201,529

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,064,393
Unrealized depreciation	(7,941,529)

Net unrealized appreciation (depreciation)	$(877,136)

Aggregate cost for federal income tax purposes is substantially the same.

(b) Denotes a non-income producing security.

ADR	American Depositary Receipt
IL	Israel
SE	Sweden

Gartmore High Yield Bond Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Corporate Bonds (93.6%)
Aerospace/Defense Equipment (1.2%)
BE Aerospace, Inc., 8.00%, 03/01/08	$85,000	$82,025
Sequa Corp., 9.00%, 08/01/09	125,000	135,625
Vought Aircraft Industries, Inc., 8.00%, 07/15/11 (c)	60,000	58,800

		276,450

Airlines (0.3%)
AMR Corp., 9.00%, 08/01/12	40,000	28,200
Northwest Airlines, Inc., 10.00%, 02/01/09	40,000	27,600

		55,800

Auto Manufacturing (0.6%)
Foamex LP / Capital Corp., 10.75%, 04/01/09	85,000	83,300
Goodyear Tire & Rubber, 7.86%, 08/15/11	60,000	55,800

		139,100

Auto Parts & Equipment (4.7%)
Accuride Corp., Series B, 9.25%, 02/01/08	85,000	86,488
Collins & Aikman Products Corp., 10.75%, 12/31/11	80,000	81,600
Delco Remy International, Inc., 9.38%, 04/15/12 (c)	40,000	38,800
Dura Operating Corp., 9.00%, 05/01/09	40,000	38,200
Eagle-Picher, Inc., 9.75%, 09/01/13	125,000	132,499
Metaldyne Corp., 10.00%, 11/01/13 (c)	75,000	75,000
Rexnord Corp., 10.13%, 12/15/12	150,000	165,749
Tenneco Automotive, Inc., 11.63%, 10/15/09	85,000	91,163
TRW Automotive, Inc., 9.38%, 02/15/13	92,000	104,880
TRW Automotive, Inc., 11.00%, 02/15/13	35,000	42,000
United Rentals NA, Inc., 7.00%, 02/15/14	85,000	77,563
Williams Scotsman, Inc., 9.88%, 06/01/07	105,000	103,950

		1,037,892

Building & Construction (2.3%)
Building Materials Corp., 7.75%, 08/01/14 (c)	25,000	24,938
D.R. Horton, Inc., 8.50%, 04/15/12	110,000	123,475
K. Hovnanian Enterprises, 7.75%, 05/15/13	55,000	56,375

	Shares
	or
	Principal
	Amount	Value
Texas Industries, Inc., 10.25%, 06/15/11	100,000	114,000
WCI Communities, Inc., 9.13%, 05/01/12	170,000	183,600

		502,388

Building Products (0.6%)
Euramax International PLC, 8.50%, 08/15/11	85,000	87,975
U.S. Concrete, Inc., 8.38%, 04/01/14 (c)	50,000	50,500

		138,475

Cable (0.7%)
Atlantic Broadband Finance LLC, 9.38%, 01/15/14 (c)	175,000	160,125

Cable & Satellite (5.6%)
Adelphia Communications, 10.88%, 10/01/10 (b)	185,000	161,875
Cablevision System Corp., 8.00%, 04/15/12	175,000	171,938
Charter Communications Holdings, LLC, 8.63%, 04/01/09	505,000	381,274
Charter Communications Holdings, LLC, 8.38%, 04/30/14 (c)	85,000	82,025
Echostar DBS Corp., 9.13%, 01/15/09	164,000	179,990
Mediacom, LLC, 9.50%, 01/15/13	145,000	134,125
Young Broadcasting, Inc., 10.00%, 03/01/11	125,000	126,250

		1,237,477

Chemicals (4.8%)
BCP Caylux Holding SCA, 9.63%, 06/15/14 (c)	125,000	130,312
Equistar Chemical Funding, 10.13%, 09/01/08	105,000	115,106
Huntsman LLC, 11.63%, 10/15/10	105,000	116,813
IMC Global, Inc., 11.25%, 06/01/11	70,000	81,200
Lyondell Chemical Co., 9.50%, 12/15/08	190,000	198,787
Millennium America, Inc., 9.25%, 06/15/08	85,000	91,800
Nalco Co., 7.75%, 11/15/11 (c)	80,000	83,200
Polyone Corp., 10.63%, 05/15/10	55,000	58,850
Resolution Performance Products, 8.00%, 12/15/09	55,000	56,650
Rhodia SA, 8.88%, 06/01/11 (c)	85,000	73,100
United Agriculture Products, 8.25%, 12/15/11 (c)	50,000	55,250

		1,061,068

Coal (0.1%)
Foundation PA Coal Co., 7.25%, 08/01/14 (c)	25,000	25,188

Communication / Mobile (3.9%)
American Tower Corp., 9.38%, 02/01/09	255,000	272,212
American Tower Corp., 7.50%, 05/01/12 (c)	170,000	167,025

	Shares
	or
	Principal
	Amount	Value
Triton PCS, Inc., 8.50%, 06/01/13	175,000	162,750
Ubiquitel Operating Co., 9.88%, 03/01/11 (c)	85,000	84,363
Western Wireless Corp, 9.25%, 07/15/13	170,000	173,825

		860,175

Consumer Products / Services (1.5%)
Doane Pet Care Co., 10.75%, 03/01/10	85,000	91,800
Iron Mountain, Inc., 7.75%, 01/15/15	85,000	86,913
Reddy Ice Group, Inc., 8.88%, 08/01/11	60,000	63,150
Sealy Mattress Co., 8.25%, 06/15/14 (c)	85,000	85,000

		326,863

Containers (3.8%)
AEP Industries, Inc., 9.88%, 11/15/07	105,000	107,625
Constar International, 11.00%, 12/01/12	85,000	82,556
Owens-Illinois, Inc., 7.50%, 05/15/10	105,000	106,575
Pliant Corp., 11.13%, 06/15/09	30,000	26,550
Pliant Corp., 11.13%, 09/01/09	50,000	54,000
Pliant Corp., 13.00%, 06/01/10	200,000	182,500
Silgan Holdings, Inc., 6.75%, 11/15/13	50,000	49,000
Solo Cup Co., 8.50%, 02/15/14	165,000	151,800
Tekni-Plex, Inc., 8.75%, 11/15/13 (c)	80,000	77,500

		838,106

Cosmetics/Toiletries (1.0%)
Armkel, LLC, 9.50%, 08/15/09	110,000	119,625
Elizabeth Arden, Inc., 7.75%, 01/15/14	110,000	112,338

		231,963

Distribution/Wholesale (0.8%)
Aviall, Inc., 7.63%, 07/01/11	80,000	84,000
Buhrmann US, Inc., 8.25%, 07/01/14 (c)	90,000	89,775

		173,775

Diversified Manufacturing Operations (0.7%)
Invensys PLC, 9.88%, 03/15/11 (c)	25,000	25,188
Koppers Industry Inc., 9.88%, 10/15/13	125,000	138,125

		163,313

E-Commerce (0.3%)
FTD, Inc., 7.75%, 02/15/14	75,000	71,625

Electronics (0.2%)
Itron, Inc., 7.75%, 05/15/12	50,000	50,125

Finance (1.9%)
E*TRADE Financial Corp., 8.00%, 06/15/11 (c)	75,000	75,375
Global Cash Accounting & Finance, 8.75%, 03/15/12 (c)	85,000	89,038
Labranche & Co., 9.50%, 05/15/09 (c)	60,000	59,400
Metris Companies, Inc., 10.13%, 07/15/06	90,000	88,200
Refco Finance Holdings, 9.00%, 08/01/12 (c)	110,000	110,000

	Shares
	or
	Principal
	Amount	Value
		422,013

Food & Beverage (2.2%)
B&G Foods, Inc., 9.63%, 08/01/07	160,000	162,566
Great Atlantic & Pacific Tea Co., 7.75%, 04/15/07	100,000	95,000
Great Atlantic & Pacific Tea Co., 9.13%, 12/15/11	25,000	21,750
Pilgrims Pride Corp., 9.25%, 11/15/13	50,000	53,750
Pinnacle Foods Holdings, 8.25%, 12/01/13 (c)	50,000	48,000
Stater Bros Holdings, 8.13%, 06/15/12	75,000	76,688
WH Holdings, 9.50%, 04/01/11	25,000	26,125

		483,879

Gaming (5.0%)
American Casino & Entertainment, 7.85%, 02/01/12 (c)	55,000	56,100
Boyd Gaming Corp., 6.75%, 04/15/14 (c)	105,000	100,931
Circus & Eldorado, 10.13%, 03/01/12	55,000	55,481
Hard Rock Hotel, Inc., 8.88%, 06/01/13	110,000	114,400
Herbst Gaming Inc., 8.13%, 06/01/12	110,000	108,350
MGM Mirage, Inc., 9.75%, 06/01/07	55,000	60,431
Park Place Entertainment Corp., 8.13%, 05/15/11	210,000	231,787
Premier Entertainment Biloxi, 10.75%, 02/01/12 (c)	80,000	84,400
Station Casinos, 6.00%, 04/01/12	130,000	126,750
Trump Holdings & Funding, 11.63%, 03/15/10	170,000	173,825

		1,112,455

Healthcare (5.8%)
Ardent Health Services, 10.00%, 08/15/13	125,000	135,625
Beverly Enterprises, Inc., 7.88%, 06/15/14 (c)	55,000	55,275
Curative Health Services, 10.75%, 05/01/11 (c)	50,000	45,250
Healthsouth Corp., 10.75%, 10/01/08	85,000	87,763
Healthsouth Corp., 7.63%, 06/01/12	125,000	117,344
Iasis Healthcare Corp., 8.75%, 06/15/14	50,000	52,000
Omnicare, Inc., 8.13%, 03/15/11	170,000	180,624
Pacificare Health Systems, 10.75%, 06/01/09	109,000	123,715
Res-Care, Inc., 10.63%, 11/15/08	105,000	111,300
Team Health, Inc., 9.00%, 04/01/12 (c)	50,000	48,500
Tenet Healthcare Corp., 9.88%, 07/01/14 (c)	210,000	218,137
VWR International, Inc., 6.88%, 04/15/12 (c)	105,000	106,050

		1,281,583

Insurance (0.3%)
Crum & Forster Holding Corp., 10.38%, 06/15/13	70,000	75,950

	Shares
	or
	Principal
	Amount	Value
Leisure (3.0%)
Bombardier Recreational, 8.38%, 12/15/13 (c)	50,000	50,750
Carmike Cinemas, 7.50%, 02/15/14 (c)	40,000	37,900
Cinemark, Inc., 9.75%, 03/15/14 (c)	85,000	56,100
Gaylord Entertainment Co., 8.00%, 11/15/13	50,000	51,438
Host Marriott LP, 7.13%, 11/01/13	100,000	99,500
Intrawest Corp., 10.50%, 02/01/10	170,000	183,600
Regal Cinemas, Inc., 9.38%, 02/01/12	75,000	88,500
Vail Resorts, Inc., 6.75%, 02/15/14 (c)	105,000	103,950

		671,738

Machinery / Equipment (1.3%)
Case New Holland, Inc., 9.25%, 08/01/11 (c)	85,000	92,013
NMHG Holdings Co., 10.00%, 05/15/09	170,000	187,000

		279,013

Media (1.4%)
LBI Media, Inc., 10.13%, 07/15/12	170,000	187,850
LBI Media, Inc., 9.32%, 10/15/13	170,000	120,913

		308,763

Metals & Mining (0.6%)
AK Steel Corp., 7.88%, 02/15/09	85,000	80,963
Ispat Inland ULC, 9.75%, 04/01/14 (c)	40,000	41,300

		122,263

Oil & Gas (7.8%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	165,375
Belden & Blake Corp., 8.75%, 07/15/12 (c)	30,000	30,563
Citgo Petroleum Corp., 11.38%, 02/01/11	125,000	145,000
EL Paso Corp., 7.88%, 06/15/12	255,000	234,599
EL Paso Production Holdings, 7.75%, 06/01/13	95,000	90,488
Forest Oil Corp., 8.00%, 06/15/08	40,000	43,300
Giant Industries, 11.00%, 05/15/12	80,000	90,800
Gulfterra Energy Partner, 10.63%, 12/01/12 (c)	115,000	138,000
Petrobras International Finance, 9.13%, 07/02/13	85,000	88,825
Petroleum Geo-Services, 10.00%, 11/05/10	185,000	196,099
Premcor Refining Group, 6.13%, 05/01/11	40,000	40,200
Southern Natural Gas, 8.88%, 03/15/10	125,000	137,813
Williams Cos, Inc., 8.63%, 06/01/10	110,000	123,475
Williams Cos, Inc., 7.13%, 09/01/11	85,000	88,400
Williams Cos, Inc. Series A, 7.50%, 01/15/31	125,000	117,500

		1,730,437

Paper & Forest Products (2.0%)
Appleton Papers, Inc., 9.75%, 06/15/14 (c)	50,000	50,750
Georgia Pacific Corp., 8.88%, 02/01/10	255,000	292,612

	Shares
	or
	Principal
	Amount	Value
Georgia Pacific Corp., 8.00%, 01/15/24	75,000	78,188
Stone Container Corp., 7.38%, 07/15/14 (c)	25,000	25,188

		446,738

Publishing (2.2%)
Dex Media, Inc., 8.00%, 11/15/13 (c)	255,000	256,275
Hollinger International, 9.00%, 12/15/10	170,000	197,200
Liberty Group Publishing, 9.38%, 02/01/08	40,000	40,100

		493,575

Recreational Centers (0.4%)
Bally Total Fitness, 10.50%, 07/15/11	100,000	96,500

Retail (2.9%)
Cole National Group, Inc., 8.88%, 05/15/12	160,000	174,399
Duane Reade, Inc., 9.75%, 08/01/11 (c)	55,000	54,863
Finlay Fine Jewerly Corp., 8.38%, 06/01/12 (c)	50,000	52,500
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14 (c)	110,000	109,038
Mothers Work, Inc., 11.25%, 08/01/10 (c)	170,000	170,850
Remington Arms Co., 10.50%, 02/01/11	75,000	73,500

		635,150

Services (0.4%)
Great Lakes Dredge & Dock, 7.75%, 12/15/13	105,000	85,575

Technology (3.7%)
AMI Semiconductors, Inc., 10.75%, 02/01/13	75,000	87,375
Amkor Technology, Inc., 9.25%, 02/15/08	110,000	107,250
Lucent Technologies, 6.45%, 03/15/29	85,000	64,813
Nortel Networks, Ltd., 6.13%, 02/15/06	125,000	124,844
Sanmina Corp., 10.38%, 01/15/10	170,000	192,524
UGS Corp., 10.00%, 06/01/12 (c)	110,000	116,600
Xerox Corp., 7.63%, 06/15/13	125,000	128,125

		821,531

Telecommunication Services (8.9%)
Alamosa Delaware, Inc., 12.00%, 07/31/09	85,000	83,088
Centennial Communications Corp., 8.13%, 02/01/14 (c)	125,000	115,938
Insight Midwest 10.5% 11/01/2010, 10.50%, 11/01/10	125,000	133,438
IPCS Escrow Co., 11.50%, 05/01/12 (c)	135,000	139,050
Level 3 Financing, Inc., 10.75%, 10/15/11 (c)	105,000	89,775
MCI, Inc., 5.91%, 05/01/07	9,000	8,719

	Shares
	or
	Principal
	Amount	Value
MCI, Inc., 6.69%, 05/01/09	9,000	8,291
MCI, Inc., 7.74%, 05/01/14	11,000	9,914
Nextel Communications, 9.50%, 02/01/11	295,000	331,137
Nextel Communications, 8.13%, 07/01/11	40,000	41,200
Nextel Communications, 5.95%, 03/15/14	170,000	161,075
Nextel Partners, Inc., 12.50%, 11/15/09	113,000	131,080
Qwest Communications International, 7.25%, 02/15/11 (c)	85,000	82,025
Qwest Corp., 9.13%, 03/15/12 (c)	255,000	280,499
Rural Cellular Corp., Series B, 9.63%, 05/15/08	170,000	161,499
SBA Telecommunications, 9.75%, 12/15/11	170,000	128,775
US Unwired, Inc., 10.00%, 06/15/12 (c)	100,000	101,750

		2,007,253

Transportation Services (2.1%)
CHC Helicopter Corp., 7.38%, 05/01/14 (c)	105,000	104,738
Gulfmark Offshore, Inc., 7.75%, 07/15/14 (c)	100,000	96,750
Horizon Lines LLC, 9.00%, 11/01/12	80,000	83,000
Quality Distribution, 9.00%, 11/15/10 (c)	105,000	101,981
Sea Containers Ltd., 10.50%, 05/15/12	80,000	79,800

		466,269

Utilities (8.1%)
AES Corp., 8.75%, 05/15/13 (c)	235,000	256,737
Allegheny Energy Supply, 8.25%, 04/15/12 (c)	85,000	85,425
Aquila, Inc., 7.63%, 11/15/09	105,000	99,225
Calpine Corp., 7.88%, 04/01/08	170,000	105,400
Calpine Corp., 8.50%, 07/15/10 (c)	85,000	68,425
CMS Energy Corp., 9.88%, 10/15/07	170,000	186,999
Cogentrix Energy, Inc., 8.75%, 10/15/08	75,000	87,007
Dynegy Holdings, Inc., 8.75%, 02/15/12	170,000	167,875
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	105,000	114,713
Edison Mission Energy, 7.73%, 06/15/09	70,000	72,275
Edison Mission Energy, 9.88%, 04/15/11	255,000	285,599
Mission Energy Holding, 13.50%, 07/15/08	85,000	105,400
NRG Energy, Inc., 8.00%, 12/15/13 (c)	105,000	107,363
Reliant Resources, Inc., 9.25%, 07/15/10	50,000	53,250
TNP Enterprises, Inc., 10.25%, 04/01/10	15,000	16,200

		1,811,893

Waste Management (0.5%)
Allied Waste North America, 7.38%, 04/15/14	105,000	100,538

	Shares
	or
	Principal
	Amount	Value
Total Corporate Bonds		20,803,024

Repurchase Agreements (1.6%)
UBS Warburg LLC, 1.23% dated 7/30/04, due 08/02/04, repurchase price $13,909 (Fully collateralized by AA Corporate Bonds)	$13,908	13,908
Nomura Securities, 1.23% dated 7/30/04, due 08/02/04, repurchase price $349,082 (Fully collateralized by AA Corporate Bonds and Government National Mortgage Association Securities)	349,046	349,046
Total Repurchase Agreements		362,954

Preferred Stocks (1.4%)
Broadcasting (0.4%)
Spanish Broadcasting Systems, Inc., 10.75%, 10/15/13	91	93,757

Communication/ISP (0.0%)
Rhythms Netconnections, Inc., 6.75% 03/03/12 (c) (d) (e) (f)	1,691	0

Media (0.8%)
Paxson Communications, 13.25%, 11/15/06	18	156,781

Real Estate Investment Trusts (0.2%)
Istar Financial, Inc., 7.80%, 09/29/08	2,215	55,375

Total Preferred Stocks		305,913

Yankee Bond (1.0%)
Forestry (0.3%)
Tembec Industries, Inc., 8.63%, 06/30/09	65,000	67,113

Paper & Forest Products (0.7%)
Abitibi Consolidated, Inc., 7.75%, 06/15/11	75,000	75,750
Abitibi Consolidated, Inc., 6.00%, 06/20/13	85,000	77,137

		152,887

Total Yankee Bond		220,000

Yankee Dollar (0.9%)
Containers (0.9%)
Crown Euro Holdings SA, 10.88%, 03/01/13	170,000	195,075

Total Yankee Dollar		195,075

	Shares
	or
	Principal
	Amount	Value
Common Stock (0.1%)
Telecommunication Services (0.1%)
MCI, Inc.	1,303	19,910

Total Common Stock		19,910

Warrants (0.0%)
Communication / Fixed (0.0%)
Maxcom Telecommunications SA (b) (c) (d) (e) (f)	46	0

Communication/ISP (0.0%)
Metricom, Inc. (b) (d) (e) (f)	676	0

Total Warrants		0

Total Investments (Cost $21,330,280) (a) - 98.6%		21,906,876
Other assets in excess of liabilities - 1.4%		302,888

NET ASSETS - 100.0%		$22,209,764

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,119,337
Unrealized depreciation	(542,741)

Net unrealized appreciation (depreciation)	$576,596

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Security in default.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A or Section 4(2), which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Fair Valued Security.

(e)	Denotes a non-income producing security.

(f)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

Gartmore Investor Destinations Aggressive Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (100.0%)
Equity Funds (94.8%)
Gartmore International Index Fund, Institutional Class (b)	12,482,979	$89,627,791
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,589,316	44,758,769
Gartmore S&P 500 Index Fund, Institutional Class (b)	12,643,024	120,361,587
Gartmore Small Cap Index Fund, Institutional Class (b)	2,747,110	29,146,839

		283,894,986

Fixed Income Funds (5.2%)
Gartmore Bond Index Fund, Institutional Class (b)	1,438,243	15,691,233

Total Mutual Funds		299,586,219

Total Investments (Cost $274,551,670) (a) - 100.0%		299,586,219
Other assets in excess of liabilities - 0.0%		64,414

NET ASSETS - 100.0%		$299,650,633

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$25,193,383
Unrealized depreciation	(158,834)

Net unrealized appreciation (depreciation)	$25,034,549

(b)	Investment in affiliate.

Gartmore Investor Destinations Conservative Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (77.3%)
Equity Funds (19.3%)
Gartmore International Index Fund, Institutional Class (b)	723,825	$5,197,063
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	416,190	5,189,887
Gartmore S&P 500 Index Fund, Institutional Class (b)	1,099,583	10,468,032

		20,854,982

Fixed Income Funds (58.0%)
Gartmore Bond Index Fund, Institutional Class (b)	3,505,477	38,244,754
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,652,068	24,319,461

		62,564,215

Total Mutual Funds		83,419,197

Fixed Contract (22.6%)
Nationwide Fixed Contract, 3.55% (b) (c)	24,328,226	24,328,226

Total Fixed Contract		24,328,226

Total Investments (Cost $106,510,157) (a) - 99.9%		107,747,423
Other assets in excess of liabilities - 0.1%		128,347

NET ASSETS - 100.0%		$107,875,770

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,086,307
Unrealized depreciation	(849,041)

Net unrealized appreciation (depreciation)	$1,237,266

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Moderately Aggressive Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (97.3%)
Equity Funds (79.2%)
Gartmore International Index Fund, Institutional Class (b)	17,772,167	$127,604,160
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	6,132,063	76,466,823
Gartmore S&P 500 Index Fund, Institutional Class (b)	18,899,787	179,925,970
Gartmore Small Cap Index Fund, Institutional Class (b)	2,346,326	24,894,520

		408,891,473

Fixed Income Funds (18.1%)
Gartmore Bond Index Fund, Institutional Class (b)	7,372,517	80,434,158
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	1,446,331	13,262,859

		93,697,017

Total Mutual Funds		502,588,490

Fixed Contract (2.6%)
Nationwide Fixed Contract, 3.55% (b) (c)	13,268,357	13,268,357

Total Fixed Contract		13,268,357

Total Investments (Cost $487,842,750) (a) - 99.9%		515,856,847
Other assets in excess of liabilities - 0.1%		632,497

NET ASSETS - 100.0%		$516,489,344

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$28,759,756
Unrealized depreciation	(745,659)

Net unrealized appreciation (depreciation)	$28,014,097

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investor Destinations Moderately Conservative Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (87.3%)
Equity Funds (38.9%)
Gartmore International Index Fund, Institutional Class (b)	2,181,654	$15,664,279
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	1,254,458	15,643,093
Gartmore S&P 500 Index Fund, Institutional Class (b)	3,314,369	31,552,791

		62,860,163

Fixed Income Funds (48.4%)
Gartmore Bond Index Fund, Institutional Class (b)	5,282,636	57,633,554
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,220,367	20,360,763

		77,994,317

Total Mutual Funds		140,854,480

Fixed Contract (12.6%)
Nationwide Fixed Contract, 3.55% (b) (c)	20,367,990	20,367,990

Total Fixed Contract		20,367,990

Total Investments (Cost $155,545,433) (a) - 99.9%		161,222,470
Other assets in excess of liabilities - 0.1%		197,582

NET ASSETS - 100.0%		$161,420,052

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,461,506
Unrealized depreciation	(784,469)

Net unrealized appreciation (depreciation)	$5,677,037

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Investors Destinations Moderate Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (92.3%)
Equity Funds (58.9%)
Gartmore International Index Fund, Institutional Class (b)	11,415,508	$81,963,349
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	4,376,672	54,577,101
Gartmore S&P 500 Index Fund, Institutional Class (b)	17,343,339	165,108,586
Gartmore Small Cap Index Fund, Institutional Class (b)	2,511,426	26,646,230

		328,295,266

Fixed Income Funds (33.4%)
Gartmore Bond Index Fund, Institutional Class (b)	13,160,138	143,577,106
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	4,646,456	42,608,004

		186,185,110

Total Mutual Funds		514,480,376

Fixed Contract (7.6%)
Nationwide Fixed Contract, 3.55% (b) (c)	42,623,547	42,623,547

Total Fixed Contract		42,623,547

Total Investments (Cost $533,565,037) (a) - 99.9%		557,103,923
Other assets in excess of liabilities - 0.1%		672,494

NET ASSETS - 100.0%		$557,776,417

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$25,137,588
Unrealized depreciation	(1,598,702)

Net unrealized appreciation (depreciation)	$23,538,886

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore International Growth Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.7%)
AUSTRALIA (1.2%)
Minerals (1.2%)
BHP Billiton Ltd.	10,709	$98,537

AUSTRIA (0.5%)
Oil & Gas (0.5%)
OMV AG	194	42,460

BELGIUM (0.6%)
Banking (0.6%)
Fortis	2,280	49,039

CANADA (1.6%)
Oil & Gas (1.6%)
Encana Corp.	1,688	74,811
Petro-Canada	1,109	51,778

		126,589

FINLAND (0.6%)
Oil & Gas (0.6%)
Fortum Oyj	3,809	52,457

FRANCE (7.8%)
Automotive (0.5%)
Renault SA	500	39,490

Banking (3.0%)
BNP Paribas SA	1,300	75,764
Credit Agricole SA	2,400	56,686
Societe Generale	1,400	115,036

		247,486

Beverages (1.4%)
Pernod — Richard SA	956	114,562

Oil & Gas (1.8%)
Total Fina Elf SA	750	145,934

Pharmaceuticals (1.1%)
Aventis SA	1,100	85,420

		632,892

GERMANY (6.2%)
Automotive (0.4%)
Bayerische Motoren Werke AG	698	31,076

Electric (1.8%)
E. ON AG	2,076	148,035

Gas & Electric Utility (1.0%)

	Shares
	or
	Principal
	Amount	Value
RWE AG	1,630	79,897

Manufacturing (2.5%)
Siemens AG	2,900	204,115

Telecommunications (0.5%)
Deutsche Telekom AG (b)	2,364	39,676

		502,799

HONG KONG (4.0%)
Building & Construction (0.6%)
New World Development Co. Ltd.	61,000	49,208

Mining (1.5%)
Yanzhou Coal Mining Co. Ltd.	98,000	118,989

Real Estate (1.9%)
Sun Hung Kai Properties Ltd.	18,000	152,171

		320,368

IRELAND (1.7%)
Building & Construction (1.7%)
CRH PLC	6,300	141,009

ITALY (3.0%)
Oil & Gas (2.0%)
ENI SpA	7,900	162,334

Public Thoroughfares (1.0%)
Autostrade SpA	4,076	79,597

		241,931

JAPAN (18.7%)
Automotive (2.3%)
Honda Motor Co. Ltd.	1,000	48,377
Toyota Motor Corp.	3,300	131,590

		179,967

Building & Construction (0.5%)
Daiwa House Industry Co. Ltd.	4,000	41,539

Chemicals (0.9%)
Asahi Kasei Corp.	9,000	39,372
Shin-Etsu Chemical Co. Ltd.	1,100	37,214

		76,586

Electronics (1.2%)
Canon, Inc.	800	38,991
Seiko Epson Corp.	1,500	58,689

		97,680

Financial Services (7.8%)
Credit Saison Co. Ltd.	6,000	180,856
Mitsubishi Tokyo Financial Group, Inc.	23	206,828
Promise Co. Ltd.	2,600	168,250
Sumitomo Mitsui Financial Group, Inc.	11	66,173

		622,107

Import/Export (0.6%)
Mitsubishi Corp.	5,000	48,023

Insurance (0.7%)
Millea Holdings, Inc.	4	59,033

	Shares
	or
	Principal
	Amount	Value
Machinery-Electrical (0.5%)
Fuji Electric Holdings Co. Ltd.	18,000	43,902

Mining (0.9%)
Sumitomo Metal & Mining Co. Ltd.	12,000	71,656

Pharmaceuticals (1.7%)
Takeda Chemical Industries Ltd.	3,000	140,186

Real Estate (1.6%)
Mitsui Fudosan Co. Ltd.	12,000	133,024

		1,513,703

NETHERLANDS (4.3%)
Food (1.6%)
Koninlijke Numico NV (b)	4,100	127,677

Insurance (0.7%)
ING Groep NV	2,520	58,402

Oil & Gas (2.0%)
Royal Dutch Petroleum Co.	3,146	158,156

		344,235

NORWAY (1.6%)
Chemicals (1.6%)
Yara International ASA (b)	15,000	132,828

PORTUGAL (1.5%)
Telecommunications (1.5%)
Portugal Telecom SGPS SA	11,554	118,564

SINGAPORE (1.7%)
Transportation-Marine (1.7%)
Neptune Orient Lines Ltd.	95,000	134,234

SPAIN (1.0%)
Telecommunications (1.0%)
Telefonica SA	5,431	79,184

Television (0.0%)
Antena 3 Television SA (b)	18	951

		80,135

SWEDEN (0.6%)
Retail (0.6%)
Oriflame Cosmetics SA SDR (b)	1,360	45,192

SWITZERLAND (9.3%)
Banking (1.2%)
UBS AG	1,500	100,380

Engineering (1.6%)
ABB Ltd. (b)	23,724	128,707

Food-Diversified (1.4%)
Nestle SA	450	114,583

Health & Personal Care (1.0%)

	Shares
	or
	Principal
	Amount	Value
Roche Holding AG	800	78,896

Pharmaceuticals (3.8%)
Alcon, Inc.	1,800	137,880
Novartis AG	3,790	169,431

		307,311

Telecommunications (0.3%)
LM Ericsson, Class B (b)	8,599	22,966

		752,843

UNITED KINGDOM (30.8%)
Banking (3.8%)
HSBC Holdings PLC	11,646	170,979
Lloyds TSB Group PLC	8,140	60,904
Royal Bank of Scotland Group PLC	2,800	78,649

		310,532

Beverages (1.4%)
Diageo PLC	3,000	37,198
SABMiller PLC	6,237	79,484

		116,682

Building & Construction (2.9%)
CRH PLC (b)	5,821	131,404
Westbury PLC	14,549	105,105

		236,509

Gas & Electric Utility (3.3%)
Centrica PLC	27,298	117,330
International Power PLC (b)	18,520	49,474
Scottish Power PLC	13,410	96,087

		262,891

Hotels & Motels (1.8%)
Hilton Group PLC	31,000	146,854

Household Products (0.7%)
Reckitt Benckiser PLC	2,060	56,316

Mining (5.6%)
Anglo American PLC	4,200	89,002
BHP Billiton PLC	18,889	172,041
Rio Tinto PLC	6,969	181,046

		442,089

Oil & Gas (4.6%)
BP PLC	30,574	285,630
Shell Transport & Trading Co. PLC	11,054	79,757

		365,387

Pharmaceuticals (2.8%)
AstraZeneca PLC	2,600	115,964
GlaxoSmithKline PLC	5,341	108,352

		224,316

Retail (1.9%)
GUS PLC	10,000	156,556

Telecommunications (1.0%)
Vodafone Group PLC	36,881	79,800

Tobacco (1.0%)
British Amercian Tobacco PLC	5,241	79,428

		2,477,360

Total Common Stocks		7,807,175

	Shares
	or
	Principal
	Amount	Value
Repurchase Agreements (3.5%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $275,293 (Fully collateralized by AA Rated Corporate Bonds and Government National Mortgage Association Securities)	$275,265	275,265
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $10,969 (Fully collateralized by AA Rated Corporate Bonds)	10,968	10,968

		286,233

Total Repurchase Agreements		286,233

Total Investments (Cost $7,901,244) (a) - 100.2%		8,093,408
Liabilities in excess of other assets - (0.2)%		(19,556)

NET ASSETS - 100.0%		$8,073,852

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$396,681
Unrealized depreciation	(204,517)

Net unrealized appreciation (depreciation)	$192,164

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

SDRS        Special Drawing Rights

At July 31, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Long Contract:
Euro	08/02/04	$38,418	$38,454	$36
Japanese Yen	08/02/04	58,202	58,151	(51)

Total Long Contracts		$96,620	$96,605	$(15)

Gartmore International Index Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (93.0%)
AUSTRALIA (4.4%)
Banks (1.3%)
Australia & New Zealand Banking Group Ltd.	152,958	$1,935,996
Commonwealth Bank of Australia	109,203	2,386,472
Macquarie Bank Ltd.	25,188	581,503
National Australia Bank Ltd.	145,984	2,738,116
Suncorp-Metway Ltd.	33,649	327,032
Westpac Banking Corp. Ltd.	169,527	2,005,541

		9,974,660

Beverages (0.0%)
Southcorp Ltd. (b)	9,759	21,369

Brewery (0.1%)
Foster’s Group Ltd.	222,533	720,919

Building & Construction (0.2%)
Boral Ltd.	74,775	377,709
CSR Ltd.	87,698	140,061
James Hardie Industries NV	20,044	79,820
Leighton Holdings Ltd.	35,992	235,058
Rinker Group Ltd.	86,250	495,606

		1,328,254

Casino & Gambling (0.1%)
Aristocrat Leisure Ltd.	55,697	200,359
TAB Ltd.	82,288	275,656

		476,015

Commercial Services (0.1%)
Brambles Industries Ltd.	113,704	473,396
Mayne Nickless Ltd.	42,993	107,167

		580,563

Computer Software/Services (0.0%)
Computershare Ltd.	130	270

Diversified (0.1%)
Orica Ltd.	13,358	145,265
Patrick Corp. Ltd.	24,942	95,855
Wesfarmers Ltd.	28,277	582,131

		823,251

Energy (0.2%)
Australian Gas and Light Co. Ltd.	27,181	239,237
Origin Energy Ltd.	30,424	129,061
Santos Ltd.	25,921	131,050
Woodside Petroleum Ltd.	51,178	642,768

		1,142,116

Entertainment (0.0%)
TABCORP Holdings Ltd.	23,178	226,580

Food Products (0.2%)
Coles Myer Ltd.	82,299	512,345
Woolworths Ltd.	77,253	633,435

		1,145,780

Food/Beverage (0.0%)
Coca-Cola Amatil Ltd.	49,411	242,729

	Shares
	or
	Principal
	Amount	Value
Healthcare (0.0%)
Cochlear Ltd.	12,000	186,256

Industrial (0.1%)
BHP Steel Ltd.	52,545	270,702
OneSteel Ltd.	116,163	215,486

		486,188

Insurance (0.2%)
AMP Ltd.	189,308	831,229
Insurance Australia Group Ltd.	100,013	348,176
QBE Insurance Group Ltd.	54,476	475,911

		1,655,316

Investment Company (0.1%)
Macquarie Infrastructure Group	212,975	515,271

Manufacturing (0.0%)
Ansell Ltd.	20,438	112,404

Metals & Mining (0.3%)
Newcrest Mining Ltd.	35,611	352,568
Rio Tinto Ltd.	33,528	885,257
WMC Ltd.	67,248	243,937
WMC Resources Ltd.	132,500	483,860

		1,965,622

Minerals (0.5%)
BHP Billiton Ltd.	355,859	3,274,368
Iluka Resources Ltd.	25,244	79,240

		3,353,608

Multi-Media (0.2%)
News Corp. Ltd.	110,886	941,422
Publishing & Broadcasting Ltd.	25,011	236,031

		1,177,453

Paper Products (0.1%)
Amcor Ltd.	103,168	494,199
Paperlinx Ltd.	35,326	123,980

		618,179

Pharmaceuticals (0.0%)
CSL Ltd.	17,446	310,601

Printing & Publishing (0.0%)
John Fairfax Holdings Ltd.	114,563	302,079

Property Trust (0.4%)
Centro Properties Group	56,590	176,239
Commonwealth Property Office Fund	41,696	35,004
Gandel Retail Trust	159,565	165,195
General Property Trust	235,303	575,433
Investa Property Group	192,571	265,624
Macquarie Goodman Industrial Trust	33,854	41,653
Mirvac Group	65,969	210,020
Stockland Trust Group	94,374	364,368
Westfield Group (b)	127,090	1,348,368

		3,181,904

Public Thoroughfares (0.0%)
Transurban Group	62,384	221,635

Real Estate (0.1%)
Lend Lease Corp. Ltd.	52,364	380,840

Retail (0.0%)
Harvey Norman Holdings Ltd.	31,561	67,124

Telecommunications (0.1%)
Telstra Corp. Ltd.	192,007	661,927

Transportation (0.0%)
Toll Holdings Ltd.	38,566	283,128

	Shares
	or
	Principal
	Amount	Value
		32,162,041

AUSTRIA (0.3%)
Airports (0.0%)
Flughafen Wien AG	4	229

Banks (0.2%)
Bank Austria Creditanstalt	2,794	164,787
Ersete Bank Der Oesterreichischen	12,948	502,054

Sparkassen AG
		666,841

Building & Construction (0.0%)
Wienerberger AG	8,564	306,568

Energy (0.0%)
OMV AG	756	165,463

Industrial (0.0%)
VA Technologie AG (b)	3,158	176,346

Manufacturing (0.0%)
RHI AG (b)	5,844	128,571

Paper Products (0.0%)
Mayr-Melnhof Karton AG	7	913

Real Estate (0.0%)
Immofinanz Immobilien Anlagen AG (b)	6,627	53,225

Steel (0.0%)
Boehler-Uddeholm AG	1,451	116,172
Voest-Alpine AG	1,108	52,415

		168,587

Telecommunications (0.1%)
Telekom Austria AG	21,801	339,309

Utilities (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG	5	909

		2,006,961

BELGIUM (1.1%)
Banks (0.6%)
Dexia	51,911	863,375
Fortis	115,378	2,481,586
KBC Bankverzekeringsholding	8,977	505,475

		3,850,436

Brewery (0.1%)
Interbrew	12,371	371,891

Chemicals (0.0%)
Solvay SA	4,254	354,328

Diversified (0.0%)
Groupe Bruxelles Lambert SA	4,363	269,447

Electronics (0.0%)
Barco NV	2,408	205,737

Food Products (0.0%)
Colruyt NV	1,039	134,118

Metals (0.0%)
Umicore	4,554	282,840
Umicore-Strip VVPR	106	17

		282,857

Pharmaceuticals (0.1%)
Omega Pharma SA	2,767	136,473
UCB SA	8,516	391,091

		527,564

Photographic Products (0.0%)
AGFA Gevaert NV	12,886	307,107

Real Estate (0.0%)

	Shares
	or
	Principal
	Amount	Value
Cofinimmo	646	86,101

Retail (0.1%)
Delhaize Le Lion SA	8,773	419,962

Telecommunications (0.1%)
Belgacom SA (b)	16,623	510,539
Mobistar SA (b)	1,253	82,708

		593,247

Transportation (0.0%)
CMB Compagnie Maritime Belge	1,067	143,228

Utilities (0.1%)
Electrabel SA	2,199	692,846

		8,238,869

DENMARK (0.8%)
Banks (0.1%)
Danske Bank AS	43,146	993,993

Brewery (0.0%)
Carlsberg AG	5,426	273,249

Commercial Services (0.0%)
ISS International Service System AS	4,697	231,058

Electronics (0.1%)
Bang & Olufsen AS	2,517	139,786
Vestas Wind Systems AS (b)	23,775	303,785

		443,571

Food Products (0.1%)
Danisco AS	7,475	379,901

Healthcare (0.0%)
Coloplast AS	1,495	143,949

Insurance (0.0%)
Topdanmark AS (b)	2,500	149,143

Pharmaceuticals (0.3%)
H. Lunbeck AS	1,799	35,950
Novo Nordisk AS, Class B	25,411	1,295,440
Novozymes AS, Class B	2,574	116,616

		1,448,006

Security Services (0.0%)
Falck A/S (b)	10,487	70,643
Group 4 Securicor PLC (b)	85,993	179,629

		250,272

Telecommunications (0.1%)
GN Store Nord AS (GN Great Nordic)	15,115	125,979
TDC AS	15,313	501,245

		627,224

Transportation (0.1%)
Dampskibsselskabet Svendborg AS	85	591,146
DSV, De Sammensluttede Vognmaend	2,459	120,115

		711,261

		5,651,627

FINLAND (1.2%)
Computer Software/Services (0.0%)
TietoEnator Oyj	6,512	180,929

Financial Services (0.0%)
Sampo Insurance Co. Oyj	38,372	361,703

Food Products (0.0%)
Kesko Oyj	6,038	116,149

Industrial (0.0%)
Metso Oyj	6,121	79,237

Insurance (0.0%)

	Shares
	or
	Principal
	Amount	Value
Pohjola Group PLC, Class D	3,603	36,124

Machinery & Equipment (0.1%)
KCI Konecranes Oyj	3,818	134,903
Kone Corporation, Class B	5,325	312,640

		447,543

Manufacturing (0.0%)
Amer Group Ltd.	2,057	106,657

Metal Fabricate/Hardware (0.0%)
Rautaruukki Oyj	18,670	156,142

Metals (0.0%)
Outokumpu Oyj	2,868	44,824

Oil & Gas (0.1%)
Fortum Oyj	34,970	481,599

Paper Products (0.2%)
Stora Enso Oyj	52,431	730,090
UPM-Kymmene Oyj	52,805	1,023,669

		1,753,759

Pharmaceuticals (0.0%)
Orion Oyj	2,500	64,718

Telecommunications (0.8%)
Elisa Oyj (b)	5,100	65,695
Nokia Oyj	439,311	5,083,940

		5,149,635

Tire & Rubber (0.0%)
Nokian Renkaat Oyj	1,998	189,411

		9,168,430

FRANCE (8.5%)
Advertising (0.0%)
Publicis Groupe SA	8,884	241,274

Aerospace/Defense (0.1%)
European Aeronautic Defence and Space Co.	20,814	574,595
Thales SA	8,311	289,616
Zodiac SA	4,032	138,410

		1,002,621

Airlines (0.0%)
Air France (b)	3,819	59,657

Apparel (0.0%)
Hermes International	192	37,073

Automotive (0.4%)
PSA Peugeot Citroen	18,576	1,073,439
Renault SA	16,115	1,272,773
Valeo SA	7,637	310,449

		2,656,661

Banks (1.2%)
Banque Nationale de Paris	70,695	4,120,129
Credit Agricole SA	56,087	1,324,739
Societe BIC SA	107	4,590
Societe Generale	30,440	2,501,193

		7,950,651

Building & Construction (0.4%)
Compagnie Francaise d’Etudes et de	2,567	358,151
Construction Technip SA
Imerys SA	688	41,874
Lafarge SA	16,980	1,456,034
Vinci SA	7,946	809,827

		2,665,886

Chemicals (0.2%)
L’Air Liquide SA	9,867	1,599,061

	Shares
	or
	Principal
	Amount	Value
Computer Software/Services (0.1%)
Atos Origin SA (b)	2,927	172,958
Business Objects SA (b)	9,809	210,173
Cap Gemini SA (b)	13,873	462,363
Dassault Systems SA	3,845	173,478

		1,018,972

Cosmetics/Personal Care (0.2%)
L’Oreal SA	25,592	1,836,137

Electronics & Electrical Equipment (0.2%)
Alstom (b)	192,798	104,059
Schneider Electric SA	18,025	1,147,495
Thomson Multimedia	25,349	473,130

		1,724,684

Energy (1.5%)
TotalFinaElf SA	51,579	10,036,103

Entertainment (0.3%)
Vivendi Universal SA (b)	86,941	2,173,695

Financial Services (0.1%)
Pernod Ricard SA	6,010	720,207

Food Products (0.6%)
Carrefour SA	54,083	2,582,218
Casino Guichard Perrachon SA	2,082	169,454
Groupe Danone	23,035	1,901,042

		4,652,714

Healthcare (0.4%)
Essilor International SA	10,988	675,486
Sanofi-Synthelabo SA	33,867	2,239,356

		2,914,842

Hotels & Lodging (0.1%)
Accor SA	18,951	805,374

Insurance (0.3%)
AXA	121,235	2,491,916
CNP Assurances	611	34,421

		2,526,337

Manufacturing (0.3%)
Compagnie de Saint-Gobain	27,382	1,340,317
Compagnie Generale des Etablissements Michelin	15,841	881,901

		2,222,218

Pharmaceuticals (0.6%)
Aventis SA	56,477	4,385,710

Printing & Publishing (0.1%)
Lagardere S.C.A.	12,950	788,496

Public Thoroughfares (0.0%)
Autoroutes du Sud de la France	3,410	135,161

Real Estate (0.1%)
Gecina SA	1,308	102,878
Klepierre	1,997	133,031
Unibail SA	5,025	527,108

		763,017

Restaurants (0.0%)
Sodexho Alliance SA	12,338	336,605

Retail (0.1%)
Pinault-Printemps-Redoute SA	5,512	538,880

Telecommunications (0.8%)
Alcatel SA (b)	115,751	1,500,770
Bouygues SA	21,358	718,889
France Telecom SA	96,406	2,385,884
LVMH Moet Louis Vuitton Hennessy SA	20,080	1,371,788

	Shares
	or
	Principal
	Amount	Value
Sagem SA	763	74,799

		6,052,130

Television (0.1%)
Societe Television Francaise 1	14,021	400,080

Utilities (0.3%)
Suez SA	77,363	1,530,992
Veolia Environnement	27,254	728,584

		2,259,576

		62,503,822

GERMANY (6.2%)
Airlines (0.1%)
Lufthansa AG (b)	31,242	369,957

Apparel (0.1%)
Adidas AG	5,282	628,065
Puma AG	1,916	452,633

		1,080,698

Automotive (0.8%)
DaimlerChrysler AG	74,674	3,349,175
Deutsche Post AG	42,998	867,182
Porsche AG	948	616,274
Volkswagen AG	23,279	946,177

		5,778,808

Banks (0.8%)
Bayerische Vereins AG (b)	57,047	922,623
Commerzbank AG (b)	56,023	960,865
Deutsche Bank AG	48,717	3,383,893
Hypo Real Estate Holding AG (b)	10,577	329,564

		5,596,945

Chemicals (0.6%)
BASF AG	50,039	2,665,849
Bayer AG	60,623	1,622,334
Henkel KGaA	3,959	291,654

		4,579,837

Computer Software/Services (0.4%)
Sap AG	18,816	3,023,857

Construction Materials & Supplies (0.0%)
HeidelbergCement AG	2,912	132,348

Electronics & Electrical Equipment (0.0%)
Epcos AG (b)	2,353	40,467

Financial Services (0.1%)
Deutsche Boerse AG	12,748	623,028
MLP AG	2,663	36,803

		659,831

Healthcare (0.0%)
Fresenius Medical Care AG	2,026	147,721
Fresenius Medical Care AG	377	19,578

		167,299

Hotels & Lodging (0.0%)
Preussag AG	18,700	320,798

Industrial (0.8%)
Linde AG	5,271	285,186
MAN AG	10,823	402,059
Siemens AG	70,607	4,969,635

		5,656,880

Insurance (0.6%)
Allianz AG	26,533	2,560,817
Muenchener	16,390	1,582,367

Rueckversicherungs-Gesellschaft AG

	Shares
	or
	Principal
	Amount	Value
		4,143,184

Manufacturing (0.1%)
Continental AG	15,035	710,664

Metals & Mining (0.1%)
Thyssen Krupp AG	22,995	410,250

Personal Care (0.0%)
Beiersdorf AG	561	65,371

Pharmaceuticals (0.3%)
Altana AG	8,633	470,501
Gehe AG	1,201	76,753
Merck KGaA	6,308	354,610
Schering AG	18,659	1,052,359

		1,954,223

Retail (0.1%)
Douglas Holding AG	2,243	64,952
Karstadt AG	2,845	58,042
Metro AG	14,492	663,068

		786,062

Semiconductors (0.1%)
Infineon Technologies AG (b)	62,457	686,209

Telecommunications (0.5%)
Deutsche Telecom AG (b)	221,356	3,715,140

Utilities (0.7%)
E.On AG	55,457	3,954,511
RWE AG	37,868	1,856,161

		5,810,672

		45,689,500

GREECE (0.4%)
Banks (0.3%)
Alpha Bank A.E.	22,116	524,352
Commercial Bank of Greece SA	2,765	63,053
Eurobank	16,797	362,733
National Bank of Greece SA	28,048	598,877
Piraeus Bank SA	2,963	32,289

		1,581,304

Beverages (0.0%)
Hellenic Bottling Co. SA	5,270	124,141

Building & Construction (0.0%)
Hellenic Technodomiki Tev SA	11,987	47,573
Technical Olympic SA	12,569	51,599

		99,172

Casino & Gambling (0.0%)
Greek Organization of Football	16,815	322,957

Prognostics
Electric Utility (0.0%)
Public Power Corp.	9,959	226,243

Retail (0.0%)
Folli-Follie SA	1,393	45,846
Germanos SA	3,652	96,332
Hellenic Duty Free Shops SA	5,509	101,762

		243,940

Telecommunications (0.1%)
Cosmote Mobile Telecommunications SA	16,139	260,187
Hellenic Telecommunication	25,730	313,412
Organization SA
Intracom SA	2,323	9,670

		583,269

Tobacco (0.0%)

	Shares
	or
	Principal
	Amount	Value
Papastratos Cigarette Co. (b)	5,006	105,291

		3,286,317

HONG KONG (1.4%)
Airlines (0.0%)
Cathay Pacific Airways Ltd.	89,000	158,266

Banks (0.2%)
Bank of East Asia Ltd.	67,200	190,195
BOC Hong Kong Holdings Ltd.	382,600	654,144
Hang Seng Bank Ltd.	56,100	716,760

		1,561,099

Broadcasting & Television (0.0%)
Television Broadcasts Ltd.	14,000	57,509

Distribution (0.1%)
Esprit Asia Holdings Ltd.	52,000	231,204
Li & Fung Ltd.	208,000	287,504

		518,708

Diversified Operations (0.1%)
Swire Pacific Ltd.	106,000	706,121
The Wharf (Holdings) Ltd.	61,000	187,680

		893,801

Electronics & Electrical Equipment (0.1%)
Hongkong Electric Holdings Ltd.	154,000	657,271
Johnson Electric Holdings Ltd.	130,000	131,519

		788,790

Financial Services (0.0%)
Hong Kong Exchanges & Clearing Ltd.	138,000	284,933

Industrial (0.2%)
Hutchison Whampoa Ltd.	189,000	1,275,166

Manufacturing (0.0%)
Techtronic Industries Co. Ltd.	36,500	54,206
Yue Yuen Industrial Holdings Ltd.	33,000	81,690

		135,896

Printing & Publishing (0.0%)
South China Morning Post Ltd.	4,000	1,576

Real Estate (0.5%)
Cheung Kong Holdings Ltd.	153,000	1,132,290
Henderson Land Development Co. Ltd.	38,000	166,998
Hopewell Holdings Ltd.	71,581	141,716
New World Developments Co.	280,531	226,301
Sino Land Co. Ltd.	296,000	185,764
Sun Hung Kai Properties Ltd.	132,000	1,115,921

		2,968,990

Retail (0.0%)
Giordano International Ltd.	110,000	66,595

Telecommunications (0.0%)
PCCW Ltd. (b)	368,400	251,856

Transportation (0.0%)
MTR Corp. Ltd.	15,214	22,789

Utilities (0.2%)
CLP Holdings Ltd.	185,000	1,039,179
Hong Kong & China Gas Co. Ltd.	250,100	435,676

		1,474,855

		10,460,829

IRELAND (0.8%)
Airlines (0.0%)
Ryanair Holdings PLC (b)	3,804	20,532

Banks (0.5%)

	Shares
	or
	Principal
	Amount	Value
Allied Irish Banks PLC	81,490	1,254,603
Bank of Ireland	102,321	1,340,686
Depfa Bank PLC	29,868	409,105

		3,004,394

Building & Construction (0.2%)
CRH PLC	56,272	1,259,499
Kingspan Group PLC	23,341	135,377

		1,394,876

Consumer Products (0.0%)
Waterford Wedgewood PLC (b)	215	39

Diversified (0.0%)
DCC PLC	2,464	42,913

Financial Services (0.0%)
Irish Life & Permanent PLC	16,580	250,883

Food Products (0.0%)
Greencore Group PLC	40,796	139,985
Kerry Group PLC	5,885	121,781

		261,766

Pharmaceuticals (0.1%)
Elan Corp. PLC (b)	33,594	689,898

Retail (0.0%)
Grafton Group PLC (b)	37,794	304,864

		5,970,165

ITALY (3.5%)
Aerospace/Defense (0.1%)
Finmeccanica SpA	580,350	408,340

Apparel (0.0%)
Benetton Group SpA	876	9,455

Automotive (0.1%)
Fiat SpA (b)	64,488	507,846

Banks (0.9%)
Banc Monte Dei Paschi Di Seina SpA	58,331	174,424
Banca Antonveneta SpA (b)	20,767	419,389
Banca di Roma SpA	164,005	496,648
Banca Nazionale del Lavoro (BNC) (b)	166,468	389,506
Banche Popolari Unite Scrl	22,652	369,398
Banco Popolare di Verona e Novara Scrl	26,110	435,500
FinecoGroup SpA (b)	1,818	10,521
IntesaBci SpA	302,725	1,121,541
IntesaBci SpA — RNC	48,080	136,411
Mediobanca SpA	31,467	368,109
San Paolo IMI SpA	94,656	1,081,885
UniCredito Italiano SpA	414,309	1,984,104

		6,987,436

Broadcasting & Television (0.1%)
Mediaset SpA	66,789	711,913

Energy (0.7%)
Eni SpA	237,142	4,872,936

Financial Services (0.1%)
Banca Fideuram SpA	36,968	189,500
Mediolanum SpA	38,558	235,990

		425,490

Gas-Transportation (0.1%)
Snam Rete Gas SpA	112,974	485,439

Insurance (0.4%)
Alleanza Assicurazioni SpA	31,974	342,376
Assicurazioni Generali SpA	86,392	2,284,111

	Shares
	or
	Principal
	Amount	Value
Riunione Adriatica di Sicurta SpA	33,786	609,024

		3,235,511

Medical Products (0.0%)
Luxottica Group SA	3,692	62,839

Multi-Media (0.0%)
Seat Pagine Gialle SpA	165,904	65,315
Telecom Italia Media SpA (b)	308,068	117,264

		182,579

Pharmaceuticals (0.0%)
Banca Popolare de Milano	44,753	275,213

Printing & Publishing (0.0%)
Gruppo Editorale L’Espresso SA	5,450	29,518

Public Thoroughfares (0.1%)
Autostrade SpA	21,237	414,721

Restaurants (0.0%)
Autogrill SpA (b)	50	743

Retail (0.0%)
Bulgari SpA	8,716	85,422

Telecommunications (0.7%)
Telecom Italia Mobile SpA	356,648	1,896,980
Telecom Italia SpA	714,776	2,119,477
Telecom Italia SpA RNC	478,387	1,027,062
Tiscali SpA (b)	37,544	134,140

		5,177,659

Tire & Rubber (0.0%)
Pirelli & C. SpA	191,381	188,452

Utilities (0.2%)
Edison SpA (b)	8,912	14,957
Enel SpA	228,955	1,809,288

		1,824,245

		25,885,757

JAPAN (21.7%)
Advertising (0.0%)
Dentsu, Inc.	93	236,877

Agriculture (0.1%)
Ajinomoto Co., Inc.	64,000	743,666

Airline Services (0.1%)
All Nippon Airways Co. Ltd.	48,000	146,407
Japan Airlines System Corp. (b)	22,000	63,623
Yamato Transport Co. Ltd.	44,000	699,896

		909,926

Apparel (0.0%)
Fast Retailing Co. Ltd.	3,400	238,625
Gunze Ltd.	25,000	116,508
World Co. Ltd.	100	2,808

		357,941

Audio/Video Products (0.0%)
Yamaha Corp.	17,000	257,031

Automotive (2.6%)
Aisin Seiki Co. Ltd.	17,400	380,518
Denso Corp.	41,400	1,012,123
Hino Motors Ltd.	8,000	57,332
Honda Motor Co. Ltd.	73,600	3,560,526
NGK Spark Plug Co.	3,000	29,314
Nissan Motor Co.	219,400	2,349,658
Nok Corp.	7,000	210,431
Sanden Corp.	34,000	219,182
Toyoda Gosei Co. Ltd.	2,000	43,917

	Shares
	or
	Principal
	Amount	Value
Toyota Industries Corp.	12,000	281,451
Toyota Motor Co. Ltd.	264,600	10,551,153
USS Co. Ltd.	800	64,579
Yamaha Motor Co. Ltd.	22,000	335,770

		19,095,954

Banks (1.8%)
77th Bank Ltd. (The)	12,000	75,620
Bank of Fukuoka Ltd. (The)	74,000	382,754
Bank of Yokohama Ltd. (The)	103,000	557,440
Chiba Bank	90,000	479,999
Daiwa Bank Holdings, Inc. (b)	456,000	702,466
Gunma Bank Ltd.	8,000	39,127
Hokugin Financial Group Inc.	119,000	280,864
Joyo Bank	34,000	138,153
Mitsubishi Tokyo Financial Group, Inc.	406	3,650,985
Mitsui Trust Holdings, Inc.	36,000	251,537
Mizuho Financial Group, Inc.	679	2,565,978
Shinsei Bank Ltd.	33,000	180,019
Shizuoka Bank Ltd. (The)	41,000	333,056
Sumitomo Mitsui Financial Group, Inc.	390	2,346,117
Suruga Bank Ltd. (The)	6,000	41,503
UFJ Holdings, Inc.	375	1,502,551

		13,528,169

Beverages (0.0%)
Ito En Ltd.	1,100	51,367
Takara Shuzo Co. Ltd.	3,000	21,853
Yakult Honsha Co. Ltd.	7,000	104,912

		178,132

Brewery (0.2%)
Asahi Breweries Ltd.	45,000	478,350
Kirin Brewery Co. Ltd.	49,000	478,535
Sapporo Holdings Ltd.	47,000	175,885

		1,132,770

Broadcasting & Television (0.0%)
Fuji Television Network, Inc.	80	173,823

Building & Construction (0.8%)
Asahi Glass Co. Ltd.	78,000	701,567
Central Glass Co. Ltd.	5,000	37,708
Daikin Industries Ltd.	13,000	319,895
Daiwa House Industry Co. Ltd.	49,000	508,847
Hitachi Construction Machinery Co. Ltd.	19,000	210,357
Kajima Corp.	110,000	371,396
Keio Teito Electric Railway Co. Ltd.	43,000	228,372
Komatsu Ltd.	113,000	666,122
Matsushita Electric Works Ltd.	37,284	318,224
Nippon Sheet Glass Co. Ltd.	42,000	157,027
Nippon Yusen Kabushiki Kaisha	87,000	398,576
Nishimatsu Construction Co. Ltd.	25,000	76,721
Obayashi Corp.	35,000	166,286
Sanwa Shutter Corp.	36,000	173,271
Sekisui House Ltd.	52,000	522,070
Shimizu Corp.	18,000	74,751
Sumitomo Osaka Cement Co. Ltd.	16,000	40,180
Taiheiyo Cement Corp.	111,000	266,416
Taisei Construction Corp.	96,000	304,520
Toda Corp.	44,000	174,546
Tostem Inax Holding Corp.	17,000	345,772

		6,062,624

Chemicals (0.8%)
Asahi Kasei Corp.	89,000	389,342

	Shares
	or
	Principal
	Amount	Value
Hitachi Chemical Co. Ltd.	2,000	28,650
Ishihara Sangyo Kaisha Ltd.	72,000	138,047
Kaneka Corp.	40,000	349,975
Kansai Paint Co. Ltd.	16,000	94,527
Kuraray Co.	36,000	271,921
Mitsubishi Chemical Corp.	103,000	243,623
Mitsubishi Gas Chemical Co. Ltd.	5,000	19,258
Mitsui Chemicals, Inc.	46,000	204,164
Nippon Kayaku Co. Ltd.	20,000	108,129
Nippon Shokubai Co. Ltd.	16,000	121,345
Nissan Chemical Industries Ltd.	26,000	192,812
Nitto Denko Corp.	16,610	692,381
Sekisui Chemical Co. Ltd.	23,000	165,258
Shin-Etsu Chemical Co. Ltd.	36,100	1,221,285
Showa Denko K.K.	129,000	287,680
Sumitomo Bakelite Co. Ltd.	22,000	132,305
Sumitomo Chemical Co. Ltd.	98,000	401,819
Toray Industries, Inc.	134,000	634,415
Tosoh Corp.	69,000	222,141
Ube Industries Ltd. (b)	109,000	146,457

		6,065,534

Commercial Services (0.2%)
Bellsystem 24, Inc.	660	123,364
Goodwill Group, Inc.	59	108,775
NTT Data Corp.	82	233,394
Secom Co.	19,000	765,740
TIS, Inc.	4,700	179,880

		1,411,153

Computer Hardware (0.4%)
Fujitsu Ltd.	156,000	963,959
NEC Corp.	153,000	955,092
NEC Electronics Corp.	5,000	257,850
Toshiba Corp.	265,000	968,705

		3,145,606

Computer Software/Services (0.4%)
Capcom Co. Ltd.	12,400	117,097
CSK Corp.	8,000	334,303
Fuji Soft ABC, Inc.	5,200	169,613
Hitachi Software Engineering Co. Ltd.	500	9,886
Konami Co. Ltd.	7,300	157,357
Meitec Corp.	3,100	108,625
Net One Systems Co. Ltd.	68	219,785
Nomura Research Institute Ltd.	2,300	214,662
OBIC Co., Ltd.	100	19,274
Oracle Corp.	900	44,619
Rakuten, Inc.	50	299,567
Softbank Corp.	23,300	818,344
Trend Micro, Inc.	6,000	245,106
Yahoo Japan Corp. (b)	69	546,203

		3,304,441

Consumer Products (0.0%)
Bandai Co. Ltd.	2,300	56,127
Onward Kashiyama Co. Ltd.	5,000	68,029

		124,156

Containers (0.0%)
Toyo Seikan Kaisha Ltd.	12,000	189,486

Cosmetics & Toiletries (0.1%)
Kanebo Ltd. (b)	129,000	110,795
Uni-Charm Corp.	6,100	319,737

		430,532

Electric Utilities (0.0%)

	Shares
	or
	Principal
	Amount	Value
Alps Electric Co. Ltd.	19,000	254,892

Electronics & Electrical Equipment (3.2%)
Anritsu Corp.	21,000	122,237
Canon, Inc.	75,000	3,655,408
Casio Computer Co. Ltd.	25,000	337,938
Dainippon Screen Mfg. Co. Ltd.	43,000	215,537
Fujikura Ltd.	45,000	217,480
Furukawa Electric Co. Ltd. (b)	59,000	240,119
Hirose Electric Co. Ltd.	1,800	174,533
Hitachi Ltd.	278,000	1,697,543
Hoya Corp.	11,600	1,189,150
Keyence Corp.	2,380	503,346
Kyocera Corp.	14,000	1,078,805
Mabuchi Motor Co. Ltd.	1,000	70,624
Matsushita Electric Industrial Co. Ltd.	195,902	2,615,705
Mitsumi Electric Co. Ltd.	17,000	183,791
Murata Manufacturing Co.	19,000	941,401
NGK Insulators Ltd.	20,000	157,383
Nidec Corp.	3,400	315,739
Nintendo Co.	10,100	1,122,457
Omron Corp.	15,000	321,117
Pioneer Electronic Corp.	19,200	412,828
Ricoh Co. Ltd.	57,000	1,106,562
Sanyo Electric Co.	154,000	586,073
Sharp Corp.	95,000	1,370,181
Sony Corp.	83,700	2,910,994
Stanley Electric Co. Ltd.	21,000	320,555
Sumitomo Electric Industries Ltd.	48,000	455,496
Taiyo Yuden Co. Ltd.	17,000	203,691
TDK Corp.	12,100	835,655
Uniden Corp.	11,000	225,752
Ushio, Inc.	3,000	49,918
Yokogawa Electric Co. Ltd.	20,000	233,090

		23,871,108

Energy (0.2%)
Nippon Oil Co. Ltd.	140,000	860,001
Teikoko Oil Co. Ltd.	45,000	233,379
TonenGeneral Sekiyu K.K.	9,000	72,165

		1,165,545

Engineering (0.0%)
COMSYS Holdings Corp.	23,000	164,498
Mitsui Engineering & Shipbuilding Co. Ltd.	77,000	114,570

		279,068

Entertainment (0.1%)
Namco Ltd.	100	2,519
Sammy Corp.	5,600	275,852
Sankyo Co. Ltd.	2,000	75,406
Toho Co. Ltd.	2,400	34,810

		388,587

Financial Services (1.0%)
Acom Co. Ltd.	6,800	435,312
Aeon Credit Service Co. Ltd.	2,100	128,653
Aiful Corp.	2,900	272,250
Credit Saison Co.	16,200	488,314
Daiwa Securities Ltd.	133,000	869,539
Itochu Techno-Science Corp.	400	14,699
JAFCO Co. Ltd.	1,000	60,753
Nikko Securities Co. Ltd.	152,000	686,222
Nomura Securities Co.	165,000	2,258,909
Orix Corp.	8,200	880,131
Promise Co. Ltd.	6,500	420,625

	Shares
	or
	Principal
	Amount	Value
Sumitomo Trust & Banking Co. Ltd.	113,000	658,973
Takefuji Corp.	6,080	435,049

		7,609,429

Food Products (0.3%)
Ariake Japan Co. Ltd.	6,500	177,902
Japan Tobacco, Inc.	109	832,751
Kikkoman Corp.	21,000	180,667
Meiji Seika Kaisha Ltd.	6,000	25,839
Nippon Meat Packers, Inc.	7,000	85,458
Nisshin Seifun Group, Inc.	16,000	158,476
Nissin Food Products Co. Ltd.	10,600	268,198
Q.P. Corp.	7,000	59,321
Snow Brand Milk Products Co. Ltd. (b)	41,000	127,349

		1,915,961

Healthcare (0.1%)
Terumo Corp.	16,300	394,099

Holding Companies — Diversified (0.1%)
JFE Holdings, Inc.	45,000	1,074,239

Household Products (0.3%)
Kao Corp.	56,000	1,386,688
Shiseido Co. Ltd.	41,000	509,178
Toto Ltd.	36,000	349,685

		2,245,551

Import/Export (0.4%)
Itochu Corp.	103,000	396,511
Marubenii Corp.	147,000	332,342
Mitsubishi Corp.	111,000	1,066,102
Mitsui & Co. Ltd.	109,000	816,048
Sojitz Holdings Corp. (b)	30,967	106,148
Sumitomo Corp.	51,000	355,110

		3,072,261

Industrial (0.6%)
Ebara Corp.	26,000	111,890
Fanuc Co. Ltd.	10,600	608,173
JGC Corp.	29,000	269,623
Kawasaki Heavy Industries Ltd.	156,000	227,855
Kubota Corp.	70,000	316,742
Minebea Co. Ltd.	52,000	221,824
Mitsubishi Heavy Industries Ltd.	285,000	743,518
Nippon Steel Corp.	622,000	1,258,903
SMC Corp.	4,800	470,110
THK Co. Ltd.	12,600	202,229

		4,430,867

Insurance (0.6%)
Millea Holdings, Inc.	132	1,948,100
Mitsui Sumito Insurance Co.	100,000	923,506
T&D Holdings, Inc (b)	16,050	744,502
Yasuda Fire & Marine Insurance Co. Ltd.	78,000	768,264

		4,384,372

Manufacturing (0.3%)
Amada Co. Ltd.	34,000	192,609
Amano Corp.	13,000	109,380
Ishikawajima-Harima Heavy Industries Co. Ltd. (b)	138,000	203,952
JSR Corp.	25,000	412,990
Kobe Steel Ltd.	150,000	207,143
Komori Corp.	10,000	153,005
Koyo Seiko Co. Ltd.	13,000	149,580
Nisshin Steel Co. Ltd.	111,000	212,842
NTN Corp.	21,000	108,771
Shimano Inc.	2,000	48,493

	Shares
	or
	Principal
	Amount	Value
Sumitomo Heavy Industries Ltd. (b)	68,000	186,368

		1,985,133

Metals & Mining (0.2%)
Dowa Mining Co. Ltd.	12,000	72,433
Mitsubishi Material Corp.	128,000	263,184
Mitsui Mining & Smelting Co. Ltd.	69,000	280,636
Nippon Minings Holdings, Inc.	27,500	115,427
NSK Ltd.	27,000	120,134
Sumitomo Metal & Mining Corp.	59,000	352,308
Sumitomo Metal Industries Ltd.	336,000	361,283

		1,565,405

Multi-Media (0.0%)
Tokyo Broadcasting System, Inc.	3,000	51,033

Office Equipment & Supplies (0.1%)
Seiko Epson Corp.	11,800	461,687

Paper Products (0.1%)
Nippon Unipac Holding	59	289,353
Oji Paper Ltd.	93,000	595,410

		884,763

Pharmaceuticals (1.3%)
Alfresa Holdings Corp.	3,900	211,965
Chugai Pharmaceutical Ltd.	16,400	257,392
Daiichi Pharmaceuticals Co.	19,700	360,960
Eisai Co.	28,000	821,319
Fujisawa Pharmaceutical Co.	26,000	629,230
Kaken Pharmaceutical Co. Ltd.	29,000	168,775
Kyowa Hakko Kogyo Co. Ltd.	18,000	125,096
Sankyo Co.	41,700	900,183
Shionogi & Co.	25,000	444,943
Suzuken Co. Ltd.	1,100	32,076
Taisho Pharmacuetical Co. Ltd.	9,000	188,544
Takeda Chemical Industries Ltd.	86,000	4,018,652
Yamanouchi Pharmaceutical Co. Ltd.	32,000	1,095,598

		9,254,733

Photographic Products (0.4%)
Fuji Photo Film Ltd.	47,000	1,411,803
Konica Corp.	40,000	520,887
Nikon Corp.	28,000	268,676
Olympus Optical Co. Ltd.	28,000	539,883

		2,741,249

Printing & Publishing (0.2%)
Dai Nippon Printing Co. Ltd.	50,000	706,467
Toppan Printing Co. Ltd.	65,000	647,087

		1,353,554

Railroads (0.6%)
Central Japan Railway Co.	73	585,651
East Japan Railway Co.	340	1,852,490
Keihin Electric Express Railway Co. Ltd.	10,000	58,886
Kinki Nippon Railway Co. Ltd.	104,000	357,184
Odakyu Electric Railway Co. Ltd.	86,000	449,397
Tobu Railway Co. Ltd.	41,000	161,599
West Japan Railway Co.	190	761,133

		4,226,340

Real Estate (0.5%)
Daito Trust Construction Co. Ltd.	5,100	189,872
Japan Real Estate Investment Corp.	19	135,014
Japan Retail Fund Investment Corp.	37	257,279
MDI Corp.	2,575	51,039
Mitsubishi Estate Co.	102,000	1,155,966
Mitsui Fudosan Co. Ltd.	76,000	842,487

	Shares
	or
	Principal
	Amount	Value
Nippon Building Fund, Inc.	20	140,681
Sumitomo Realty & Development Co. Ltd.	41,000	466,279
Tokyu Land Corp.	57,000	153,468

		3,392,085

Resorts/Theme Parks (0.0%)
Oriental Land Co. Ltd.	2,800	174,778

Restaurants (0.0%)
Saizeriya Co. Ltd.	6,400	91,450
Skylark Co. Ltd.	1,000	18,589

		110,039

Retail (0.8%)
Aeon Co. Ltd.	20,000	684,109
Aoyama Trading Co., Inc.	1,400	31,530
Citizen Watch Co. Ltd.	33,000	327,915
Daimaru, Inc. (The)	6,000	46,193
FamilyMart Co. Ltd.	2,100	61,246
Isetan Co. Ltd.	25,000	285,608
Ito Yokado Co.	34,000	1,316,316
Lawson, Inc.	3,700	143,564
Marui Co.	38,000	458,055
Matsumotokiyoshi Co. Ltd.	5,900	151,705
Mitsukoshi Ltd.	21,000	96,028
Ryohin Keikaku Co. Ltd.	4,300	193,920
Seven — Eleven Japan Co. Ltd.	32,000	979,020
Shimachu Co. Ltd.	4,000	96,541
Shimamura Co. Ltd.	600	43,597
Takashimaya Co.	36,000	333,918
Tokyo Style Co.	5,000	56,428
Uny Co. Ltd.	5,000	57,250
Yamada Denki Co. Ltd.	9,200	317,527

		5,680,470

Schools (0.0%)
Benesse Corp.	2,300	68,187

Semiconductors (0.3%)
Advantest Corp.	8,200	479,697
Rohm Co.	8,900	950,946
Tokyo Electron Ltd.	17,300	844,038

		2,274,681

Telecommunications (0.8%)
Nippon Telegraph & Telephone Corp.	462	2,281,125
NTT Docomo, Inc.	1,760	3,051,590
Oki Electric Industry Co. Ltd. (b)	70,000	250,432

		5,583,147

Textile Products (0.1%)
Mitsubishi Rayon Co. Ltd.	9,000	31,300
Nisshinbo Industries, Inc.	15,000	106,941
Teijin Ltd.	97,000	336,656
Toyobo Co. Ltd.	98,000	246,811

		721,708

Tire & Rubber (0.2%)
Bridgestone Corp.	63,000	1,133,044

Toys (0.0%)
Sega Corp. (b)	19,900	258,758

Transportation (0.3%)
Kamigumi Co. Ltd.	12,000	82,374
Kawasaki Kisen Kaisha Ltd.	60,000	300,049
Mitsui O.S.K. Lines Ltd.	92,000	477,176
Nippon Express Co. Ltd.	75,000	395,527
Seino Transportation Co. Ltd.	25,000	239,452
Tokyo Corp.	83,000	380,080

	Shares
	or
	Principal
	Amount	Value
		1,874,658

Utilities (1.1%)
Chubu Electric Power Co., Inc.	55,500	1,162,914
Hokkaido Electric Power Co., Inc.	18,200	326,234
Kansai Electric Power, Inc.	60,000	1,093,243
Kyushu Electric Power Co., Inc.	29,100	544,680
Mitsubishi Electric Co.	130,000	591,195
Osaka Gas Co. Ltd.	175,000	466,185
Tohoku Electric Power Co. Ltd.	30,600	502,401
Tokyo Electric Power Co. Ltd.	110,400	2,500,036
Tokyo Gas Ltd.	274,000	978,244

		8,165,132

		160,394,384

LUXEMBOURG (0.1%)
Steel (0.1%)
Arcelor	54,082	898,691

NETHERLANDS (4.6%)
Banks (0.4%)
ABN Amro Holding NV	143,368	3,001,789

Biotechnology (0.0%)
Qiagen NV (b)	4,818	47,122

Business Services (0.0%)
Vedior NV	8,580	125,728

Chemicals (0.2%)
Akzo Nobel NV	21,672	716,334
DSM NV	9,581	480,351

		1,196,685

Commercial Services (0.0%)
Randstad Holding NV	1,201	32,807

Computer Service (0.0%)
Getronics NV (b)	12,479	28,191

Diversified (0.0%)
Hagemeyer NV (b)	83,404	185,579
IHC Caland NV	3,691	156,671

		342,250

Electronics & Electrical Equipment (0.6%)
Koninklijke Ahold NV (b)	153,940	1,150,443
Philips Electronics NV	123,304	2,992,037

		4,142,480

Energy (1.3%)
Royal Dutch Petroleum Co.	187,074	9,404,579

Financial Services (0.5%)
Euronext NV	12,456	332,142
ING Groep NV	156,072	3,617,054

		3,949,196

Food Products (0.6%)
Heineken NV	18,789	588,093
Koninklijke Numico NV (b)	11,521	358,773
Unilever NV CVA	53,302	3,278,127

		4,224,993

Insurance (0.2%)
Aegon NV	122,532	1,392,920

Printing & Publishing (0.3%)
Elsevier NV	75,764	967,832
Oce NV	22	332
VNU NV	23,270	613,304
Wolters Kluwer CVA	24,135	405,215

	Shares
	or
	Principal
	Amount	Value
		1,986,683

Real Estate (0.0%)
Corio NV	1,854	79,017
Rodamco Europe NV	1,647	101,616
Wereldhave NV	1,655	135,724

		316,357

Semiconductors (0.2%)
ASML Holding NV (b)	50,136	713,254
STMicroelectronics NV	50,826	946,506

		1,659,760

Telecommunications (0.2%)
KPN NV	173,326	1,283,872

Transportation (0.1%)
TPG NV	35,664	785,444

		33,920,856

NEW ZEALAND (0.2%)
Airports (0.0%)
Auckland International Airport Ltd.	8,490	38,005

Building & Construction (0.0%)
Fletcher Building Ltd.	35,553	111,847

Entertainment (0.0%)
Sky City Entertainment Group Ltd.	49,604	151,927

Financial Services (0.0%)
Tower Ltd. (b)	43,365	52,589

Healthcare (0.0%)
Fisher & Paykel Industries Ltd.	23,366	199,507

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd.	35,484	107,663

Paper Products (0.0%)
Carter Holt Harvey Ltd.	466	650

Telecommunications (0.2%)
Telecom Corp. of New Zealand Ltd.	168,435	653,646

Waste Disposal (0.0%)
Waste Management NZ Ltd.	60,182	184,406

		1,500,240

NORWAY (0.5%)
Banks (0.1%)
DnB Holding ASA	64,332	440,495

Building & Construction (0.0%)
Aker Kvaerner ASA (b)	770	11,963

Chemicals (0.0%)
Yara International ASA (b)	32,401	286,917

Food Products (0.0%)
Orkla ASA	13,951	335,619

Industrial (0.2%)
Norsk Hydro ASA	15,510	981,584
Tomra Systems ASA	8,330	30,638

		1,012,222

Insurance (0.0%)
Storebrand ASA	17,400	113,183

Oil & Gas (0.1%)
Statoil ASA	51,019	638,381

Paper Products (0.0%)
Norske Skogsindustrier ASA	6,834	121,798

Shipping (0.0%)
Frontline Ltd.	6,446	245,970

	Shares
	or
	Principal
	Amount	Value
Telecommunications (0.1%)
Tandberg ASA	19,305	173,744
Telenor ASA	93,934	641,114

		814,858

		4,021,406

PORTUGAL (0.3%)
Automotive (0.0%)
Brisa- Auto Estradas SA	20,131	142,593

Banks (0.0%)
Banco Commercial Portuguese SA	130,722	270,497
Banco Espirito Santo SA	385	6,277

		276,774

Building Products (0.0%)
CIMPOR-Cimentos de Portugal SGPS SA	26,903	135,018

Financial Services (0.0%)
BPI SGPS SA	35,288	129,856

Food Products (0.0%)
Jeronimo Martins SGPS SA (b)	22	238

Industrial (0.0%)
Sonae SGPS SA	179,588	185,899

Telecommunications (0.2%)
Portugal Telecom SA	91,986	943,935
PT Multimedia-Servicos de	2,703	58,160

Telecomunicacoes e Multimedia
		1,002,095

Utilities (0.1%)
Electricidade de Portugal SA	169,758	454,119

		2,326,592

SINGAPORE (0.8%)
Aerospace/Defense (0.0%)
Singapore Tech Engineering Ltd.	39,000	47,850

Airlines (0.0%)
Singapore Airlines Ltd. (b)	31,000	199,866

Banks (0.4%)
Development Bank of Singapore Ltd.	90,000	811,180
Oversea-Chinese Banking Corp. Ltd.	85,000	632,247
United Overseas Bank Ltd.	126,000	1,002,947

		2,446,374

Beverages (0.0%)
Fraser & Neave Ltd.	5,400	44,622

Diversified (0.0%)
Haw Par Corp. Ltd.	36,226	100,679
Keppel Corp.	23,000	97,575

		198,254

Finance (0.0%)
Singapore Exchange Ltd.	53,000	53,590

Financial Services (0.0%)
Creative Technology Ltd.	4,500	45,806

Healthcare (0.0%)
Parkway Holdings Ltd.	233,000	150,339

Manufacturing (0.0%)
Venture Manufacturing Ltd.	30,000	282,176

Printing & Publishing (0.1%)
Singapore Press Holdings Ltd.	202,500	506,613

Real Estate (0.1%)
Capitaland Ltd.	1,000	912
City Developments Ltd.	68,000	241,375

	Shares
	or
	Principal
	Amount	Value
United Overseas Land Ltd.	150,000	195,339

		437,626

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b)	149,000	88,651
ST Assembly Test Services Ltd. (b)	119,000	79,232

		167,883

Shipping (0.1%)
Neptune Orient Lines Ltd.	159,000	224,665
Singapore Post Ltd.	315,411	148,527

		373,192

Telecommunications (0.1%)
Datacraft Asia Ltd. (b)	107,000	89,475
Singapore Telecommunications Ltd.	484,000	643,933

		733,408

Transportation (0.0%)
ComfortDelgro Corp. Ltd.	170,520	123,815

		5,811,414

SPAIN (3.3%)
Advertising (0.0%)
Telefonica Publicidad e Informacion SA	28,982	186,396

Airline Services (0.0%)
Iberia Lineas Aereas de Espana SA	42,882	109,418

Banks (1.2%)
Banco Bilbao Vizcaya Argentaria SA	285,437	3,788,576
Banco Popular Espanol SA	17,385	935,642
Banco Santander Central	369,759	3,508,879

Hispanoamericano SA
		8,233,097

Broadcasting & Television (0.0%)
Antena 3 Television SA (b)	2,597	137,260
Sogecable SA (b)	1,831	67,681

		204,941

Building & Construction (0.1%)
Acciona SA	2,784	166,400
ACS, Actividades de Construccion y Servicios SA	32,311	539,241
Fomento De Construcciones Y Contrates SA	3,386	119,967
Grupo Ferrovial SA	3,703	161,429

		987,037

Computer Software/Services (0.0%)
Indra Sistemas SA	22,335	284,782

Energy (0.3%)
Gamesa Corporacion Tecnologica SA	15,455	217,054
Repsol SA	87,702	1,866,403

		2,083,457

Food Products (0.1%)
Altadis SA	30,333	946,605

Hotels & Lodging (0.0%)
NH Hoteles SA	5,728	62,025

Insurance (0.0%)
Corporacion Mapfre SA	14,664	167,988

Metals & Mining (0.1%)
Acerinox SA	27,048	374,726

Pharmaceuticals (0.0%)
Zeltia SA	2,221	14,395

Public Thoroughfares (0.0%)
Abertis Infraestructuras SA (b)	14,982	12,807

Railroads (0.0%)

	Shares
	or
	Principal
	Amount	Value
Autopistas, Concesionaria Espanola SA	14,982	254,063

Real Estate (0.0%)
Metrovacesa SA	822	32,449
Vallehermoso SA	7,621	103,176

		135,625

Retail (0.1%)
Industria de Diseno Textil SA	19,158	438,981

Telecommunications (0.9%)
Telefonica SA	414,432	6,042,392

Travel (0.0%)
Amadeus Global Travel Distribution SA	37,459	237,536

Utilities (0.5%)
Endesa SA	92,338	1,684,806
Gas Natural SA	10,860	250,645
Iberdrola SA	74,834	1,530,085
Union Electrica Fenosa SA	20,568	435,327

		3,900,863

		24,677,134

SWEDEN (2.2%)
Airlines (0.0%)
SAS AB (b)	16,675	112,489

Automotive (0.2%)
Scania AB — B Shares	9,873	328,572
Volvo AB, Class A	5,027	173,781
Volvo AB, Class B	24,167	866,366

		1,368,719

Banks (0.4%)
Nordea AB	193,441	1,316,776
Skandiaviska Enskilda Banken AB	50,477	680,873
Svenska Handelsbanken AB	52,591	979,745

		2,977,394

Building & Construction (0.1%)
Assa Abloy AB	37,245	441,916
Skanska AB	27,985	240,523

		682,439

Commercial Services (0.1%)
Securitas AB	36,286	408,784

Computer Software/Services (0.0%)
WM-data AB, Class B	29,093	54,170

Financial Services (0.0%)
D. Carnegie & Co. AB	3,286	26,862

Household Products (0.1%)
Electrolux AB, Series B	31,219	545,446

Industrial (0.2%)
Atlas Copco AB, Class A	13,586	486,484
Atlas Copco AB, Class B	2,894	95,335
Sandvik AB	22,466	771,237
Trelleborg AB, Class B	2,922	44,911

		1,397,967

Insurance (0.1%)
Skandia Forsakrings AB	117,222	456,918

Medical Instruments (0.0%)
Getinge AB, B Shares	26,004	299,804

Medical Products (0.0%)
Gambro AB	6,354	66,470

Metals (0.1%)
S.K.F. AB	11,862	450,589

	Shares
	or
	Principal
	Amount	Value
Paper Products (0.1%)
Billerud	12,628	192,594
Svenska Cellusoa	16,635	615,296

		807,890

Printing & Publishing (0.0%)
Eniro AB	8,699	67,135
Eniro AB (b)	511	5,660

		72,795

Real Estate (0.0%)
Castellum AB	3,900	94,327

Retail (0.2%)
Hennes & Mauritz AB	46,432	1,194,248

Telecommunications (0.5%)
Ericsson SA (b)	1,369,411	3,657,370
Tele2 AB	6,419	255,409
Telia AB	132,770	591,666

		4,504,445

Television (0.0%)
Modern Times Group AB, Class B (b)	719	12,133

Tobacco (0.1%)
Swedish Match AB	42,932	420,193

		15,954,082

SWITZERLAND (5.9%)
Aerospace/Defense (0.0%)
Unaxis Holdings AG	969	99,905

Banks (0.5%)
Credit Suisse Group (b)	109,906	3,530,300

Building & Construction (0.2%)
Geberit AG	225	150,566
Holcim Ltd.	19,570	1,022,956

		1,173,522

Chemicals (0.3%)
Ciba Specialty Chemicals AG	7,598	524,737
Clariant AG	26,399	355,054
Lonza Group AG	5,253	231,317
Syngenta AG (b)	11,721	971,361

		2,082,469

Commercial Services (0.1%)
Adecco SA	13,721	637,867
SGS Societe Generale de Surveillance Holdings SA	210	112,863

		750,730

Computers (0.0%)
Logitech International SA (b)	3,884	165,345

Electronics & Electrical Equipment (0.1%)
ABB Ltd. (b)	156,438	848,703

Food Products (1.3%)
Nestle SA	38,764	9,870,440

Insurance (0.5%)
Swiss Re	32,666	1,903,149
Zurich Financial Services AG	12,819	1,809,845

		3,712,994

Manufacturing (0.0%)
Sulzer AG	87	22,570

Medical Products (0.1%)
Nobel Biocare Holding AG	1,370	186,568
Phonak Holding AG	7,021	200,803
Straumann Holding AG	206	35,398

	Shares
	or
	Principal
	Amount	Value
Synthes, Inc. (b)	3,149	309,203

		731,972

Pharmaceuticals (2.4%)
Givaudan	482	275,238
Novartis AG	228,899	10,232,880
Roche Holding AG-Genusscheine	67,940	6,700,269
Serono SA	728	449,181

		17,657,568

Retail (0.2%)
Compagnie Finacnce Richemont AG	45,767	1,180,569
Swatch Group AG	372	9,623
Swatch Group AG, Class B	3,332	422,830

		1,613,022

Semiconductors (0.0%)
Micronas Semiconductor Holding AG (b)	4,858	201,386

Telecommunications (0.2%)
Kudelski SA (b)	5,849	164,994
Swisscom AG	2,924	952,543

		1,117,537

		43,578,463

UNITED KINGDOM (24.8%)
Advertising (0.2%)
Aegis Group PLC	82,273	125,287
WPP Group PLC	107,386	996,286

		1,121,573

Aerospace/Defense (0.3%)
British Aerospace PLC	301,943	1,173,210
Cobham PLC	5,322	132,983
Rolls-Royce Group PLC	159,557	699,867

		2,006,060

Airlines (0.2%)
BAA PLC	108,369	1,101,705
British Airways PLC (b)	60,246	252,498

		1,354,203

Automotive (0.1%)
GKN PLC	95,134	398,016

Banks (5.3%)
Barclays PLC	613,028	5,118,757
HBOS PLC	342,915	4,439,764
HSBC Holdings PLC	984,897	14,459,654
HSBC Holdings PLC ADR	2,986	220,486
MAN Group PLC	30,054	714,580
Royal Bank of Scotland Group PLC	267,204	7,505,471
UBS AG	108,496	7,260,528

		39,719,240

Brewery (0.2%)
SABMiller PLC	80,935	1,031,426
Scottish & Newcastle PLC	71,438	518,292

		1,549,718

Building & Construction (0.3%)
Berkeley Group PLC	4,684	99,270
BICC Group PLC	11,057	53,277
BPB PLC	55,745	397,995
George Wimpey PLC	35,976	242,298
Hanson PLC	81,507	566,165
Persimmon PLC	32,237	342,628
Pilkington PLC	17,134	29,887
RMC Group PLC	35,798	389,546
Taylor Woodrow PLC	65,632	297,336

	Shares
	or
	Principal
	Amount	Value
		2,418,402

Chemicals (0.2%)
BOC Group PLC	52,203	895,154
Imperial Chemical Industries PLC	92,301	381,312

		1,276,466

Commercial Services (0.2%)
Brambles Industries PLC	82,376	318,443
Capita Group PLC	73,163	407,183
Rentokil Initial PLC	205,855	531,259

		1,256,885

Computer Software/Services (0.2%)
Hays PLC	198,797	440,704
Logica PLC	76,557	228,803
Mysis PLC	52,839	176,255
Sage Group PLC (The)	132,628	416,372

		1,262,134

Consumer Products (0.2%)
Reckitt Benckiser PLC	51,755	1,414,875

Diversified (0.0%)
Serco Group PLC	6,016	21,978
Tompkins PLC	70,209	322,276

		344,254

Electronics & Electrical Equipment (0.3%)
Electrocomponents PLC	19,130	114,026
National Grid Group PLC	298,799	2,371,785

		2,485,811

Energy (3.6%)
BG PLC	332,664	2,072,139
BP Amoco PLC	2,006,977	18,749,718
BP PLC ADR	100	5,636
Shell Transportation & Trading Co. PLC	868,730	6,268,079

		27,095,572

Engineering (0.1%)
AMEC PLC	10,663	52,826
Barratt Developments PLC	31,007	317,720

		370,546

Entertainment (0.6%)
British Sky Broadcasting Group PLC	118,560	1,304,123
Carnival PLC	12,064	590,266
EMI Group PLC	93,955	383,845
Enterprise Inns PLC	16,668	161,684
Hilton Group PLC	172,507	817,204
Rank Group PLC	80,885	435,765
William Hill PLC	48,044	450,107

		4,142,994

Financial Services (0.7%)
3I Group PLC	67,224	698,538
Amvescap PLC	79,752	411,348
Cattles PLC	4,275	23,303
Close Brothers Group PLC	3,033	36,801
ICAP PLC	11,326	43,811
Lloyds TSB Group PLC	530,492	3,969,143
London Stock Exchange PLC	4,580	29,591
Provident Financial PLC	15,445	158,710

		5,371,245

Food Products (1.5%)
Cadbury Schweppes PLC	204,610	1,672,452
Diageo PLC	287,202	3,561,074
Tate & Lyle PLC	49,899	297,767

	Shares
	or
	Principal
	Amount	Value
Tesco PLC	676,608	3,129,595
Unilever PLC	239,569	2,119,681

		10,780,569

Healthcare (1.1%)
AstraZeneca Group PLC	151,303	6,748,354
Kidde PLC	68,417	148,051
Smith & Nephew PLC	89,120	902,005

		7,798,410

Hotels & Motels (0.1%)
InterContinental Hotels Group PLC	73,126	777,461

Import/Export (0.1%)
Wolseley PLC	43,274	673,466

Industrial (0.2%)
BBA Group PLC	16,819	80,116
FKI PLC	23,601	51,853
IMI PLC	16,482	108,449
Invensys PLC (b)	740,443	215,184
Smiths Industries PLC	59,573	790,978

		1,246,580

Insurance (0.7%)
CGNU PLC	212,277	2,162,368
Friends Provident PLC	124,433	296,889
Legal & General Group PLC	596,106	1,051,448
Prudential PLC	200,064	1,653,585
Royal & Sun Alliance Insurance Group PLC	211,428	297,049

		5,461,339

Investment Company (0.0%)
Schroders PLC	82	848

Medical Products (0.1%)
Alliance Unichem PLC	31,882	382,680
SSL International PLC	5,503	29,718

		412,398

Metals & Mining (0.7%)
BHP Billiton PLC	211,790	1,928,997
Corus Group PLC (b)	356,100	294,107
Johnson Matthey PLC	27,911	459,733
Rio Tinto PLC	102,401	2,660,267

		5,343,104

Paper Products (0.1%)
Bunzl PLC	55,943	448,144
Rexam PLC	51,411	399,235

		847,379

Pharmaceuticals (1.5%)
Glaxosmithkline PLC	537,776	10,909,785

Printing & Publishing (0.6%)
Daily Mail & General Trust	16,959	206,679
EMAP PLC	31,668	418,320
Pearson PLC	84,250	945,554
Reed International PLC	130,846	1,158,678
Reuters Group PLC	134,941	796,676
Trinity Mirror PLC	16,340	184,687
United Business Media PLC	42,533	382,173
Yell Group PLC	76,199	464,635

		4,557,402

Railroads (0.0%)
FirstGroup PLC	26,904	139,369

Real Estate (0.3%)
British Land Co. PLC	54,923	701,998
Great Portland Estates PLC	9,115	46,743

	Shares
	or
	Principal
	Amount	Value
Hammerson PLC	15,396	193,587
Land Securities Group PLC	48,910	1,008,203
Liberty International PLC	11,725	169,703
Slough Estates PLC	22,263	181,017

		2,301,251

Restaurants (0.3%)
Compass Group PLC	212,208	1,232,946
Mitchells & Butlers PLC	65,817	322,528
Whitbread PLC	22,517	335,384

		1,890,858

Retail (1.1%)
Boots Group PLC	82,704	1,027,328
Dixons Group PLC	215,702	628,847
Great Universal Stores PLC	101,415	1,587,710
Inchcape PLC	2,752	81,196
J. Sainsbury PLC	141,475	692,855
Kesa Electricals PLC	44,762	228,888
Kingfisher PLC	232,787	1,202,195
Marks & Spencer PLC	225,071	1,419,001
MFI Furniture Group PLC	85,920	206,020
Next PLC	28,997	788,972
Punch Taverns PLC	16,920	146,554
Signet Group PLC	180,350	356,763

		8,366,329

Security Services (0.0%)
Group 4 Securicor PLC (b)	75,144	159,875

Semiconductors (0.0%)
Arm Holdings PLC	120,542	231,090

Telecommunications (2.3%)
BT Group PLC	825,880	2,833,232
Cable & Wireless PLC	245,333	484,211
Marconi Corporation PLC (b)	7,875	89,483
Vodafone Group PLC	6,148,147	13,302,782

		16,709,708

Television (0.1%)
ITV PLC	327,392	622,136

Tobacco (0.4%)
British American Tobacco PLC	132,563	2,009,004
Imperial Tobacco Group PLC	60,195	1,310,630

		3,319,634

Transportation (0.1%)
Associated British Ports Holdings PLC	11,139	81,747
Exel PLC	36,753	483,471
National Express Group PLC	2,859	35,595
Peninsular & Oriental Steam Navigation Co.	39,657	160,791
Stagecoach Group PLC	85,328	136,473

		898,077

Utilities (0.8%)
Centrica PLC	428,399	1,841,310
International Power PLC (b)	140,794	376,114
Scottish & Southern Energy PLC	82,266	1,074,640
Scottish Power PLC	173,155	1,240,709
Severn Trent PLC	39,870	577,712
United Utilities PLC	65,376	612,349
United Utilities PLC, A Shares	18,660	111,506

		5,834,340

Water/Sewer (0.0%)
Kelda Group PLC	32,956	309,110

		183,178,512

	Shares
	or
	Principal
	Amount	Value
Total Common Stocks		687,286,092

Preferred Stocks (0.3%)
AUSTRALIA (0.2%)
Multi-Media (0.2%)
News Corp. Ltd.	230,504	1,835,374

GERMANY (0.1%)
Automotive (0.0%)
Volkswagen AG	5,387	150,038

Television (0.1%)
ProSiebenSat.1 Media AG	12,836	222,280

Utilities (0.0%)
RWE AG	23	958

		373,276

Total Preferred Stocks		2,208,650

Repurchase Agreements (4.6%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $15,911,598 (Fully collateralized by AA Rated Corporate Bonds & Government National Mortgage Association Securities)	$32,611,502	32,611,502
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $1,299,561 (Fully collateralized by AA Rated Corporate Bonds)	1,299,428	1,299,428

Total Repurchase Agreements		33,910,930

Rights (0.0%)
UNITED KINGDOM (0.0%)
Utilities (0.0%)
United Utilities PLC, Expires 06/30/05 (b) (d)	33,588	0

Total Rights		0

Short-Term Securities Held as Collateral for Securities Lending (10.3%)
Pool of various securities for Gartmore	$76,158,411	76,158,411

Mutual Funds — Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		76,158,411

Treasury Bills (0.2%)
US Treasuries (0.2%)
U.S. Treasury Bills, 1.43%, 10/28/04 (c)	1,500,000	1,494,780

Total Treasury Bills		1,494,780

Warrants (0.0%)
HONG KONG (0.0%)
Real Estate (0.0%)
Hopewell Holdings Ltd., Expires 08/05/06	7,158	863

	Shares
	or
	Principal
	Amount	Value
SINGAPORE (0.0%)
Real Estate (0.0%)
City Developments Ltd., Expires 05/10/06	6,800	14,068

Total Warrants		14,931

Total Investments (Cost $733,337,389) (a) - 108.4%		801,073,794
Other assets in excess of liabilities - (8.4)%		(62,218,259)

NET ASSETS - 100.0%		$738,855,535

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$79,838,309
Unrealized depreciation	(12,101,904)

Net unrealized appreciation (depreciation)	$67,736,405

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

ADR    American Depositary Receipt

At July 31, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Euro	08/31/04	$168,409	$168,459	$(50)

Long Contracts:
Australia Dollar	08/31/04	$2,008,668	$2,012,525	$3,857
British Pound	08/31/04	298,789	299,144	355
British Pound	08/31/04	9,093,975	9,064,978	(28,997)
Euro	08/31/04	12,993,896	12,965,282	(28,614)
Japenese Yen	08/31/04	8,960,203	8,984,717	24,514
Swedish Krone	08/31/04	895,817	892,435	(3,382)
Swiss Franc	08/31/04	46,902	46,962	60
Swiss Franc	08/31/04	3,003,133	2,993,807	(9,326)

Total Long Contracts		$37,301,383	$37,259,850	$(41,533)

At July 31, 2004, the Fund’s open long futures contracts were as follows:

	Number			Market Value	Unrealized
	of	Long		Covered By	Appreciation
	Contracts	Contracts	Expiration	Contract	(Depreciation)
Australia	54	S&P200 Index	09/17/04	$3,335,390	$(5,217)
Europe	496	DJ Euro Stoxx 50	09/17/04	16,218,849	(276,638)
Europe	3	Milan MIB 30 Ind	09/20/04	501,813	(2,718)
Hong Kong	25	Hang Seng Index	08/31/04	1,958,211	(15,164)
Japan	114	Topix Index	09/13/04	11,655,197	(175,232)

	Number			Market Value	Unrealized
	of	Long		Covered By	Appreciation
	Contracts	Contracts	Expiration	Contract	(Depreciation)
Sweden	168	OMX Index	08/27/04	1,504,007	20,673
United Kingdom	147	FTSE 100 Index	09/17/04	11,788,463	11,177

				$46,961,930	$(443,119)

Gartmore Large Cap Value Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares	Value
Common Stocks (100.3%)
Aerospace & Defense (2.6%)
Northrop Grumman Corp.	6,000	$315,600
United Technologies Corp.	3,900	364,650

		680,250

Air Freight & Logistics (1.0%)
FedEx Corp.	3,200	262,016

Automobiles (1.2%)
General Motors Corp.	7,300	314,922

Banks (10.8%)
Bank of America Corp.	14,909	1,267,414
Suntrust Banks, Inc.	3,400	224,230
U.S. Bancorp.	16,000	452,800
Wachovia Corp.	10,800	478,548
Wells Fargo Co.	7,900	453,539

		2,876,531

Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	4,000	171,480
Monsanto Co.	8,300	300,958

		472,438

Commercial Services & Supplies (0.9%)
H&R Block, Inc.	4,900	240,737

Communications Equipment (0.7%)
Lucent Technologies, Inc. (b)	57,700	175,985

Computers & Peripherals (3.1%)
DST Systems, Inc. (b)	3,900	177,684
Hewlett-Packard Co.	13,200	265,980
International Business Machines	2,700	235,089
SanDisk Corp. (b)	5,800	141,056

		819,809

Construction Materials (0.9%)
Caterpillar, Inc.	3,400	249,866

Consumer Finance (0.6%)
MBNA Corp.	6,000	148,140

Diversified Financials (11.3%)
Citigroup, Inc.	30,960	1,365,027
J.P. Morgan Chase & Co.	25,928	967,892
Merrill Lynch & Co., Inc.	7,300	362,956
Morgan Stanley Dean Witter & Co.	6,400	315,712

		3,011,587

Diversified Materials & Processing (0.9%)
Engelhard Corp.	8,200	241,080

Diversified Telecommunication Services (5.8%)
Bellsouth Corp.	10,900	295,281
Nextel Communications, Inc. (b)	5,100	116,076
SBC Communications, Inc.	20,900	529,606
Verizon Communications, Inc.	16,300	628,202

		1,569,165

Electric Utilities (5.4%)

	Shares	Value
AES Corp. (b)	28,900	278,885
American Electric Power Co., Inc.	7,100	220,881
Edison International	10,000	268,000
Entergy Corp.	3,800	218,500
Exelon Corp.	12,600	439,740

		1,426,006

Electrical Equipment (0.5%)
Emerson Electric Co.	2,100	127,470

Electronic Equipment (0.6%)
Agilent Technologies, Inc. (b)	6,200	147,622

Financial — Investment Banker/Broker (1.4%)
Goldman Sachs Group, Inc.	1,600	141,104
Lehman Brothers Holdings, Inc.	3,300	231,330

		372,434

Food and Beverages (2.5%)
Archer-Daniels-Midland Co.	14,600	225,278
Coca-Cola Enterprises, Inc.	7,400	150,960
Sara Lee Corp.	12,800	281,088

		657,326

Gas Utilities (0.7%)
Sempra Energy	5,500	196,625

Health Care Providers & Services (1.5%)
Aetna, Inc.	3,200	274,560
PacifiCare Health Systems, Inc. (b)	3,600	110,052

		384,612

Hotels Restaurants & Leisure (1.2%)
McDonald’s Corp.	11,500	316,250

Household Durables (0.9%)
Pulte Homes, Inc.	4,200	229,446

Household Products (0.9%)
Kimberly-Clark Corp.	2,100	134,547
Procter & Gamble Co.	2,000	104,300

		238,847

Insurance (5.3%)
ACE Ltd.	5,300	215,127
Allstate Corp. (The)	9,500	447,259
American International Group, Inc.	3,650	257,873
Hartford Financial Services Group, Inc.	3,000	195,300
St. Paul Travelers Companies, Inc. (The)	8,010	296,931

		1,412,490

Machinery (0.9%)
Paccar, Inc.	3,850	230,846

Media (5.1%)
Comcast Corp. (b)	11,043	302,578
McGraw-Hill Cos., Inc. (The)	3,000	225,180
Time Warner, Inc. (b)	32,800	546,120
Walt Disney Co. (The)	11,700	270,153

		1,344,031

Metals & Mining (1.3%)
United States Steel Corp.	8,900	339,446

Mortgage Finance (2.2%)
Countrywide Credit Industries, Inc.	4,449	320,773
Freddie Mac	4,200	270,102

		590,875

	Shares	Value
Multi-Sector Companies (4.6%)
General Electric Co.	32,000	1,064,000
Textron, Inc.	2,500	153,250

		1,217,250

Multiline Retail (1.1%)
Federated Department Stores, Inc.	3,400	162,928
Sears, Roebuck & Co.	3,400	124,712

		287,640

Oil & Gas (12.1%)
Amerada Hess Corp.	4,100	341,735
ChevronTexaco Corp.	4,300	411,295
ConocoPhillips	6,000	472,620
Exxon Mobil Corp.	30,500	1,412,150
Marathon Oil Corp.	9,400	354,098
Valero Energy Corp.	3,200	239,744

		3,231,642

Paper & Forest Products (1.1%)
Georgia Pacific Corp.	8,400	282,240

Personal Products (0.5%)
Avon Products, Inc.	3,000	129,030

Pharmaceuticals (2.2%)
Bristol-Myers Squibb Co.	13,200	302,280
Merck & Co., Inc.	6,100	276,635

		578,915

Real Estate (1.2%)
General Growth Properties, Inc.	10,900	327,872

Rental Auto/Equipment (0.7%)
Rent-A-Center, Inc. (b)	6,300	184,842

Retail (1.5%)
Costco Wholesale Corp.	6,000	243,960
V.F. Corp.	2,900	145,029

		388,989

Road & Rail (0.6%)
Union Pacific Corp.	2,700	152,118

Semiconductors (0.3%)
Cypress Semiconductor Corp. (b)	6,300	71,442

Software (1.1%)
Microsoft Corp.	10,000	284,600

Tobacco (1.3%)
Altria Group, Inc.	7,000	333,200

Total Common Stocks		26,546,632

Total Investments (Cost $23,142,280) (a) - 100.3%		26,546,632
Liabilities in excess of other assets — (0.3)%		(88,153)

NET ASSETS - 100.0%		$26,458,479

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,863,763
Unrealized depreciation	(459,411)

Net unrealized appreciation (depreciation)	$3,404,352

Aggregate cost for federal income tax purposes is substantially the same.

(b) Denotes a non-income producing security.

Gartmore Micro Cap Equity Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (98.4%)
Apparel (5.5%)
Jos. A. Bank Clothiers, Inc. (b)	55,000	$1,690,150
Lakeland Industries, Inc. (b)	65,100	1,460,844
Perry Ellis International, Inc. (b)	60,000	1,413,600
Weyco Group, Inc.	17,000	525,470

		5,090,064

Auto Parts & Equipment (1.0%)
Monro Muffler, Inc. (b)	42,200	933,042

Bank Holdings Companies (2.6%)
Pacific Premier Bancorp, Inc. (b)	135,100	1,486,100
Royal Bancshares of Pennsylvania, Inc., Class A	39,734	923,816

		2,409,916

Batteries (0.4%)
Ultralife Batteries, Inc. (b)	20,800	340,912

Chemicals (1.5%)
American Vanguard Corp.	45,000	1,414,800

Computer Software & Services (12.3%)
Captiva Software Corp. (b)	160,000	1,353,600
ClickSoftware Co. (b)	700,000	1,176,000
DigitalNet Holdings, Inc. (b)	68,100	1,737,912
Mobius Management Systems, Inc. (b)	157,300	953,238
QAD, Inc.	170,000	1,730,600
SBS Technologies, Inc. (b)	100,000	1,285,000
SS&C Technologies, Inc.	70,000	1,410,500
Stratasys, Inc. (b)	41,000	1,075,840
Tumbleweed Communications Corp. (b)	396,320	828,309

		11,550,999

Consulting Services (1.5%)
Perficient, Inc. (b)	400,000	1,368,000

Cosmetics (0.8%)
CCA Industries, Inc.	77,600	702,280

Data Processing (1.3%)
Innodata Isogen, Inc. (b)	375,000	1,203,750

Electronics (4.1%)
Cyberoptics Corp. (b)	85,000	1,586,100
Lowrance Electronics, Inc.	52,556	1,423,742
Mobility Electronics, Inc. (b)	120,000	856,800

		3,866,642

Financial (2.2%)
World Acceptance Corp. (b)	95,000	2,032,050

Food & Related (2.6%)
Nutraceutical International Corp. (b)	70,000	986,300
SunOpta, Inc. (b)	200,000	1,460,000

		2,446,300

Healthcare (5.8%)
America Service Group, Inc. (b)	25,000	885,750
American Medical Security Group, Inc. (b)	70,000	1,778,700

	Shares
	or
	Principal
	Amount	Value
National Medical Health Card Systems, Inc. (b)	32,800	904,296
Option Care, Inc.	110,000	1,875,500

		5,444,246

Insurance (0.5%)
Meadowbrook Insurance Group, Inc. (b)	100,000	480,000

Internet (1.1%)
AXS-One, Inc. (b)	550,000	1,017,500

Lasers (3.5%)
Metrologic Instruments, Inc. (b)	99,942	1,590,077
Rofin-Sinar Technologies, Inc. (b)	80,000	1,696,800

		3,286,877

Leisure & Recreation Products (0.1%)
GameTech International, Inc.	25,500	137,700

Manufacturing (1.4%)
Raven Industries, Inc.	35,000	1,334,200

Medical Equipment & Supplies (10.0%)
Angiodynamics, Inc. (b)	116,100	1,578,844
Encore Medical Corp. (b)	200,000	1,106,000
Hologic, Inc. (b)	60,000	1,195,200
I-Flow Corp. (b)	99,300	1,269,054
Lifeline Systems, Inc. (b)	40,000	883,200
Microtek Medical Holdings, Inc. (b)	250,000	1,000,000
Quinton Cardiology Systems, Inc. (b)	116,900	886,102
ThermoGenesis Corp. (b)	350,000	1,452,500

		9,370,900

Medical Laboratories (1.7%)
Bio-Reference Laboratories, Inc. (b)	125,000	1,548,750

Oil & Gas (2.9%)
Lufkin Industries, Inc.	40,000	1,314,000
Mission Resources Corp. (b)	250,000	1,377,500

		2,691,500

Pharmaceuticals (4.2%)
Bone Care International, Inc. (b)	50,000	1,254,500
Geopharma, Inc. (b)	250,000	1,210,000
Mannatech, Inc.	150,000	1,429,500

		3,894,000

Physical Therapy (1.5%)
PainCare Holdings, Inc. (b)	423,900	1,356,480

Pollution Control (1.3%)
Duratek, Inc. (b)	85,000	1,211,250

Power Conversion & Supply Equipment (0.7%)
TII Network Technologies, Inc. (b)	474,000	606,720

Restaurants (1.4%)
Buffalo Wild Wings, Inc. (b)	45,000	1,329,300

Retail (1.9%)
Sportsman’s Guide, Inc. (The) (b)	80,000	1,734,400

Semiconductors (5.5%)
Catalyst Semiconductor, Inc. (b)	194,600	1,136,464
Diodes, Inc. (b)	107,000	2,452,440
FSI International, Inc. (b)	300,000	1,575,000

		5,163,904

Services (2.5%)
Labor Ready, Inc. (b)	100,000	1,402,000
Providence Service Corp. (b)	49,948	943,018

		2,345,018

	Shares
	or
	Principal
	Amount	Value
Steel (1.5%)
Olympic Steel, Inc. (b)	60,000	1,409,400

Technology (3.1%)
Digi International, Inc. (b)	140,000	1,589,000
Excel Technology, Inc. (b)	50,000	1,340,000

		2,929,000

Telecommunications (5.9%)
Applied Signal Technology, Inc.	50,000	1,728,500
Comtech Telecommunications Corp. (b)	80,000	1,593,600
Knology, Inc. (b)	44,300	193,148
Micronetics, Inc. (b)	62,000	424,700
Radyne ComStream, Inc. (b)	210,000	1,543,500

		5,483,448

Transportation (5.3%)
Celadon Group, Inc. (b)	100,000	1,752,000
Dynamex, Inc. (b)	120,000	1,866,000
HUB Group, Inc., Class A (b)	40,000	1,305,600

		4,923,600

Veterinary Diagnostics (0.8%)
Neogen Corp. (b)	40,000	754,840

Total Common Stocks		91,811,788

Short-Term Securities Held as Collateral for Securities Lending (14.1%)
Pool of various securities for Gartmore	$13,192,078	13,192,078

Mutual Funds — Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		13,192,078

Total Investments (Cost $103,423,785) (a) - 112.5%		105,003,866
Other liabilities in excess of assets — (12.5)%		(11,694,510)

NET ASSETS - 100.0%		$93,309,356

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,585,838
Unrealized depreciation	(8,005,757)

Net unrealized appreciation	$1,580,081

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-incoming producing security.

Gartmore Mid Cap Growth Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (94.9%)
Automotive (1.2%)
O’Reilly Automotive, Inc. (b)	920	$37,251

Banks (3.1%)
City National Corp.	650	41,925
Zions Bancorp.	920	55,660

		97,585

Business Services (5.8%)
ChoicePoint, Inc. (b)	1,140	47,881
Corporate Executive Board Co.	600	34,020
InfoSpace, Inc. (b)	850	31,841
Manpower, Inc.	1,630	70,987

		184,729

Chemicals (1.3%)
Sigma-Aldrich Corp.	700	40,208

Commercial Services (1.4%)
Alliance Data Systems Corp. (b)	1,140	45,269

Communication Equipment (3.2%)
L-3 Communications Holdings, Inc.	1,680	102,732

Computer Software & Services (6.3%)
Fiserv, Inc. (b)	2,490	85,308
Network Appliance, Inc. (b)	1,680	32,441
Research in Motion Ltd. ADR — CA (b)	760	46,869
VERITAS Software Corp. (b)	1,840	35,070

		199,688

Construction (2.4%)
D.R. Horton, Inc.	1,435	39,649
Terex Corp. (b)	920	35,797

		75,446

Consumer Products (1.9%)
Church & Dwight, Inc.	1,080	47,714
Mohawk Industries Co. (b)	160	11,766

		59,480

Containers (2.1%)
Ball Corp.	920	66,406

Electronics (5.1%)
Amphenol Corp., Class A (b)	2,020	63,488
Cabot Microelectronics Corp. (b)	870	30,876
Jabil Circuit, Inc. (b)	1,840	40,020
Semtech Corp. (b)	1,410	27,989

		162,373

Financial Services (5.1%)
Ameritrade Holdings Corp. (b)	4,340	48,131
Investors Financial Services Corp.	2,490	113,743

		161,874

Gaming & Leisure (3.4%)
International Game Technology	920	29,753
Penn National Gaming, Inc. (b)	2,170	78,120

		107,873

	Shares
	or
	Principal
	Amount	Value
Healthcare (2.0%)
Omnicare, Inc.	1,460	41,274
Par Pharmaceutical Cos, Inc. (b)	600	22,584

		63,858

Insurance (3.3%)
ACE Ltd.	1,680	68,191
Everest Re Group Ltd.	500	36,740

		104,931

Machinery (0.9%)
Cognex Corp.	980	29,478

Medical — Drugs (4.0%)
Axcan Pharma, Inc. (b)	2,490	47,907
Impax Laboratories, Inc. (b)	1,900	26,885
Ligand Pharmaceuticals, Inc. (b)	1,680	23,201
Martek Biosciences Corp. (b)	600	28,392

		126,385

Medical Products (6.0%)
Invitrogen Corp. (b)	880	46,182
Kinetic Concept, Inc. (b)	721	32,387
ResMed, Inc. (b)	1,410	69,091
Techne Corp. (b)	1,080	42,984

		190,644

Oil & Gas (7.8%)
B.J. Services Co. (b)	760	37,742
EOG Resources, Inc.	920	58,465
Kinder Morgan, Inc.	920	55,208
Patterson-UTI Energy, Inc.	2,160	39,377
XTO Energy, Inc.	1,835	54,867

		245,659

Optical Supplies (2.5%)
Advanced Medical Optics, Inc. (b)	2,110	80,286

Restaurants (1.4%)
Applebee’s International, Inc.	1,630	43,423

Retail (7.7%)
Coach, Inc. (b)	1,140	48,781
Dollar Tree Stores, Inc. (b)	1,080	29,063
Regis Corp.	1,080	44,453
Staples, Inc.	1,840	53,139
Williams Sonoma, Inc. (b)	2,110	68,554

		243,990

Schools (0.9%)
Education Management Corp. (b)	980	27,205

Scientific & Technical Instruments (1.0%)
Waters Corp. (b)	730	32,032

Security & Commodity Exchanges (1.3%)
Chicago Mercantile Exchange	330	41,415

Semiconductors (6.9%)
KLA-Tencor Corp. (b)	540	22,253
Marvel Technology Group Ltd. (b)	2,710	62,926
Pixelworks, Inc. (b)	2,760	27,020
QLogic Corp. (b)	1,630	39,854
Tessera Technologies, Inc. (b)	1,910	33,234
Vitesse Semiconductor Corp. (b)	12,050	33,740

		219,027

Telecommunications (5.5%)
ADC Telecommunications, Inc. (b)	11,760	28,224

	Shares
	or
	Principal
	Amount	Value
Amdocs Ltd. (b)	2,550	55,335
Comverse Technology, Inc. (b)	2,760	47,086
NII Holdings, Inc. (b)	1,160	44,103

		174,748

Waste Disposal (1.4%)
Stericycle, Inc. (b)	920	45,080

Total Common Stocks		3,009,075

Repurchase Agreements (4.2%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $129,343 (Fully collateralized by AA Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	$129,330	129,330
UBS Warburg LLC, 1.23% dated 07/30/04, due 08/02/04, repurchase price $5,155 (Fully collateralized by AA Corporate Bonds)	5,154	5,154

Total Repurchase Agreements		134,484

Total Investments (Cost $3,039,259) (a) - 99.1%		3,143,559
Other assets in excess of liabilities - 0.9%		29,881

NET ASSETS - 100.0%		$3,173,440

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$320,678
Unrealized depreciation	(216,378)

Net unrealized appreciation (depreciation)	$104,300

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

Gartmore Mid Cap Market Index Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (85.9%)
Aerospace / Defense (0.6%)
Alliant Techsystems, Inc. (b)	17,000	$1,070,320
Precision Castparts Corp.	28,600	1,611,038
Sequa Corp. (b)	4,160	217,152

		2,898,510

Agricultural Products (0.1%)
Universal Corp.	12,440	599,981

Airlines (0.4%)
Airtran Holdings, Inc. (b)	45,000	501,750
Alaska Air Group, Inc. (b)	12,300	256,209
Jetblue Airways Corp. (b)	47,550	1,132,166

		1,890,125

Amusement & Recreation (0.4%)
Callaway Golf Co.	36,300	399,300
International Speedway Corp.	23,400	1,217,736
Six Flags, Inc. (b)	40,200	189,744

		1,806,780

Auto Parts & Equipment (1.2%)
Arvinmeritor, Inc.	30,060	597,292
Bandag, Inc.	8,700	388,455
BorgWarner Automotive, Inc.	25,820	1,218,446
Gentex Corp.	35,840	1,283,072
Lear Corp.	31,320	1,726,672
Modine Manufacturing Co.	15,600	462,696
Superior Industries International, Inc.	13,000	424,970

		6,101,603

Automotive (0.4%)
Carmax, Inc. (b)	48,200	1,002,560
O’Reilly Automotive, Inc. (b)	24,873	1,007,108

		2,009,668

Banks (6.5%)
Associated Banc Corp.	51,321	1,545,275
Astoria Financial Corp.	36,080	1,232,493
Banknorth Group, Inc.	78,907	2,517,922
City National Corp.	22,300	1,438,350
Colonial Bancgroup, Inc.	55,140	1,063,651
Compass Bancshares, Inc.	56,040	2,470,804
Cullen/Frost Bankers, Inc.	23,480	1,010,110
FirstMerit Corp.	38,880	1,008,547
Greater Bay Bancorp	24,880	655,588
GreenPoint Financial Corp.	60,230	2,447,145
Hibernia Corp.	71,100	1,798,830
Independence Community Bank Corp.	38,036	1,420,264
IndyMac Bancorp, Inc.	28,100	933,482
Mercantile Bankshare Corp.	36,950	1,677,900
National Commerce Financial Co.	92,650	3,011,124
New York Community Bancorp, Inc.	121,114	2,330,233
Silicon Valley Bancshares (b)	16,720	612,119
TCF Financial Corp.	32,500	1,963,000

	Shares
	or
	Principal
	Amount	Value
Washington Federal, Inc.	35,810	897,041
Webster Financial Corp.	23,100	1,083,852
West America Bancorp	13,720	696,016
Wilmington Trust Corp.	30,400	1,060,960

		32,874,706

Biotechnology (0.6%)
Millenium Pharmaceuticals, Inc. (b)	139,363	1,549,717
Protein Design Labs, Inc. (b)	43,120	698,544
Valeant Pharmaceuticals Internationa	l39,000	682,890
Vertex Pharmaceuticals, Inc. (b)	37,180	343,171

		3,274,322

Broadcasting (0.5%)
Emmis Communications Corp. (b)	25,400	500,888
Entercom Communications Corp. (b)	23,480	902,806
Westwood One, Inc. (b)	45,580	1,084,804

		2,488,498

Business Services (2.3%)
Acxiom Corp.	40,040	880,880
Catalina Marketing Corp. (b)	23,700	473,289
Ceridian Corp. (b)	66,740	1,201,320
CheckFree Corp. (b)	37,500	1,126,500
CSG Systems International, Inc. (b)	24,880	408,032
DST Systems, Inc. (b)	39,340	1,792,331
Fair Issac Corp.	32,850	938,853
Gartner Group, Inc. (b)	21,660	271,833
Gartner Group, Inc., Class B (b)	38,200	476,736
Harte-Hanks, Inc.	37,640	909,382
Kelly Services, Inc.	15,875	430,689
Korn/Ferry International (b)	17,200	306,676
Manpower, Inc.	40,060	1,744,613
MPS Group, Inc. (b)	45,340	407,153

		11,368,287

Chemicals (2.1%)
Airgas, Inc.	32,100	698,175
Albemarle Corp.	18,900	582,120
Cabot Corp.	28,400	1,081,472
Crompton Corp.	51,400	306,858
Cytec Industries, Inc.	17,700	824,820
Ferro Corp.	19,000	378,290
FMC Corp. (b)	16,460	723,417
IMC Global, Inc.	52,600	717,990
Lubrizol Corp.	24,780	858,131
Lyondell Chemical Co.	80,800	1,468,944
Minerals Technologies, Inc.	9,840	549,761
Olin Corp.	31,560	545,357
RPM, Inc.	52,900	796,145
Valspar Corp.	23,400	1,146,600

		10,678,080

Communication Equipment (2.9%)
Adtran, Inc.	36,200	966,902
Advanced Fibre Communications, Inc. (b)	41,300	692,188
Cincinnati Bell, Inc. (b)	105,600	426,624
CommScope, Inc. (b)	25,720	529,832
Harman International Industries, Inc.	30,300	2,597,619
Harris Corp.	29,440	1,397,811
L-3 Communications Holdings, Inc.	49,320	3,015,918
Plantronics, Inc. (b)	21,600	835,488
Polycom, Inc. (b)	44,500	857,960
Powerwave Technologies, Inc. (b)	47,420	262,707
Telephone & Data Systems, Inc.	26,000	1,973,400

	Shares
	or
	Principal
	Amount	Value
Utstarcom, Inc. (b)	52,500	958,650

		14,515,099

Computer Hardware (0.6%)
Keane, Inc. (b)	28,800	425,376
National Instruments Corp.	34,730	1,008,907
Quantum Corp. (b)	73,860	180,218
Storage Technology Corp. (b)	52,300	1,304,885

		2,919,386

Computer Software & Services (3.7%)
3COM Corp. (b)	174,620	860,877
Activision, Inc. (b)	62,825	920,386
Advent Software, Inc. (b)	15,069	238,994
Ascential Software Corp. (b)	27,938	343,079
Avocent Corp. (b)	22,800	682,632
Cadence Design Systems, Inc. (b)	122,980	1,656,541
CDW Corp.	38,940	2,503,841
Cognizant Technology Solutions Corp. (b)	58,940	1,623,797
Henry (Jack) & Associates, Inc.	39,400	758,450
Macfee, Inc. (b)	75,600	1,359,288
Macromedia, Inc. (b)	32,200	650,440
Macrovision Corp. (b)	22,320	483,005
McData Corp. (b)	48,600	250,290
Mentor Graphics Corp. (b)	31,800	375,240
Retek, Inc. (b)	25,360	102,962
RSA Security, Inc. (b)	28,000	521,360
SanDisk Corp. (b)	74,500	1,811,840
Sybase, Inc. (b)	44,300	645,451
Synopsys, Inc. (b)	71,520	1,808,741
Titan Corp. (The) (b)	28,370	339,589
Transaction Systems Architects, Inc. (b)	17,100	292,410
Wind River Systems, Inc. (b)	37,200	364,560

		18,593,773

Construction (2.5%)
D.R. Horton, Inc.	104,585	2,889,684
Dycom Industries, Inc. (b)	22,000	592,680
Granite Construction, Inc.	18,860	335,519
Hovnanian Enterprises, Inc. (b)	27,020	838,431
Jacobs Engineering Group, Inc. (b)	26,180	1,046,676
Lennar Corp.	70,060	2,990,161
Martin Marietta Materials, Inc.	21,500	940,625
Ryland Group, Inc. (The)	11,000	851,620
Thor Industries, Inc.	26,600	832,846
Toll Brothers, Inc. (b)	34,700	1,378,978

		12,697,220

Consumer & Commercial Services (2.1%)
Alliance Data Systems Corp. (b)	40,300	1,600,313
Career Education Corp. (b)	46,460	1,570,813
Corinthian Colleges, Inc. (b)	41,180	770,890
DeVry, Inc. (b)	31,900	741,675
Dun & Bradstreet Corp. (b)	32,360	1,816,689
Moneygram International, Inc. (b)	46,600	871,420
Quanta Services, Inc. (b)	53,200	334,096
Rent-A-Center, Inc. (b)	37,000	1,085,580
Rollins, Inc.	20,610	477,122
Sotheby’s Holdings, Inc. (b)	28,500	455,430
United Rentals, Inc. (b)	35,000	694,400

		10,418,428

Consumer Products (2.0%)
Blyth Industries, Inc.	16,840	586,369
ChoicePoint, Inc. (b)	40,120	1,685,040

	Shares
	or
	Principal
	Amount	Value
Church & Dwight, Inc.	19,600	865,928
Energizer Holdings, Inc. (b)	37,300	1,421,130
Furniture Brands International, Inc.	25,500	585,990
Lancaster Colony Corp.	15,140	609,839
Mohawk Industries Co. (b)	30,040	2,209,141
Scotts Co. (The) (b)	14,960	912,560
Timberland Co., Class A (b)	16,300	946,052
Tupperware Corp.	28,733	493,346

		10,315,395

Containers / Packaging (0.5%)
Packaging Corp. of America	49,420	1,154,451
Sonoco Products Co.	44,200	1,145,222

		2,299,673

Electronics (3.9%)
Arrow Electronics, Inc. (b)	51,100	1,209,026
Atmel Corp. (b)	215,900	924,052
Avnet, Inc. (b)	54,078	1,050,195
Cabot Microelectronics Corp. (b)	11,328	402,031
Credence Systems Corp. (b)	43,760	392,090
Cree, Inc. (b)	34,588	774,079
Cypress Semiconductor Corp. (b)	58,000	657,720
Hubbell, Inc.	26,500	1,197,800
Integrated Device Technology, Inc. (b)	48,100	549,783
International Rectifier Corp. (b)	30,600	1,199,520
Intersil Corp.	62,100	1,140,777
Kemet Corp. (b)	39,260	396,133
Lam Research Corp. (b)	61,960	1,477,746
Lattice Semiconductor Corp. (b)	50,360	246,764
LTX Corp. (b)	27,700	225,201
Micrel, Inc. (b)	43,000	441,610
Microchip Technology, Inc.	96,872	2,806,382
Newport Corp. (b)	17,900	256,686
Plexus Corp. (b)	19,600	219,716
RF Micro Devices, Inc. (b)	86,800	513,856
Semtech Corp. (b)	34,230	679,466
SPX Corp.	34,820	1,425,879
TriQuint Semiconductor, Inc. (b)	61,005	247,070
Vishay Intertechnology, Inc. (b)	74,630	1,156,765

		19,590,347

Financial Services (3.5%)
Americredit Corp. (b)	70,300	1,342,730
Bank of Hawaii Corp.	24,500	1,100,785
BISYS Group, Inc. (The) (b)	54,600	745,290
Certegy, Inc.	28,700	1,088,017
Commerce Bancorp, Inc.	35,320	1,778,009
Eaton Vance Corp.	30,000	1,138,200
Edwards (A.G.), Inc.	37,200	1,209,000
Investors Financial Services Corp.	30,784	1,406,213
Jefferies Group, Inc.	25,400	796,036
Labranche & Co., Inc. (b)	24,500	200,655
Legg Mason, Inc.	30,580	2,401,753
PMI Group, Inc.	43,200	1,781,136
Raymond James Financial, Inc.	31,620	738,959
SEI Corp.	47,640	1,461,119
Waddell & Reed Financial, Inc.	35,500	689,410

		17,877,312

Food & Beverage (3.4%)
Constellation Brands, Inc. (b)	47,320	1,792,482
Dean Foods Co. (b)	73,198	2,706,861
Hormel Foods Corp.	63,020	1,870,434
Interstate Bakeries Corp.	22,700	223,141

	Shares
	or
	Principal
	Amount	Value
J.M. Smucker Co.	26,971	1,127,658
Krispy Kreme Doughnuts, Inc. (b)	29,000	456,460
PepsiAmericas, Inc.	62,600	1,175,002
Sensient Technologies Corp.	22,780	470,179
Smithfield Foods, Inc. (b)	51,400	1,456,676
Tootsie Roll Industries, Inc.	23,933	701,237
Tyson Foods, Inc.	159,930	3,048,265
Whole Foods Market, Inc.	28,080	2,311,546

		17,339,941

Gaming (1.2%)
Boyd Gaming Corp.	39,400	1,035,826
Caesars Entertainment, Inc. (b)	139,680	2,057,486
GTECH Holdings Corp.	26,900	1,139,753
Mandalay Resort Group	30,640	2,068,200

		6,301,265

Healthcare (7.5%)
Apogent Technologies, Inc. (b)	39,600	1,287,000
Apria Healthcare Group, Inc. (b)	22,700	666,245
Barr Laboratories, Inc. (b)	48,245	1,657,216
Beckman Coulter, Inc.	28,740	1,585,586
Cephalon, Inc. (b)	25,500	1,288,260
Charles River Laboratories International, Inc. (b)	20,980	945,569
Community Health Systems, Inc. (b)	44,900	1,104,989
Covance, Inc. (b)	28,480	1,044,931
Coventry Health Care, Inc. (b)	40,700	2,080,177
Cytyc Corp. (b)	50,440	1,219,135
Dentsply International, Inc.	36,680	1,783,748
Edwards Lifesciences Corp. (b)	27,000	949,590
First Health Group Corp. (b)	41,540	582,391
Health Net, Inc. (b)	51,640	1,246,073
Henry Schein, Inc. (b)	20,540	1,378,234
INAMED Corp. (b)	18,600	1,007,748
IVAX Corp. (b)	89,555	2,135,887
LifePoint Hospitals, Inc. (b)	17,960	600,044
Lincare Holdings, Inc. (b)	45,680	1,459,019
Omnicare, Inc.	46,300	1,308,901
PacifiCare Health Systems, Inc. (b)	38,700	1,183,059
Par Pharmaceutical Cos., Inc. (b)	15,500	583,420
Patterson Cos., Inc. (b)	31,060	2,280,424
Perrigo Co.	32,600	543,116
Renal Care Group, Inc. (b)	31,550	1,005,183
Sepracor, Inc. (b)	39,400	1,811,218
Steris Corp. (b)	29,980	616,389
Triad Hospitals, Inc. (b)	34,213	1,165,295
Universal Health Services, Inc.	26,600	1,210,566
Varian Medical Systems, Inc. (b)	31,600	2,180,715
Visx, Inc. (b)	22,100	473,161

		38,383,289

Insurance (4.5%)
Allmerica Financial Corp. (b)	24,600	733,326
American Financial Group, Inc.	33,300	988,677
AmerUs Group Co.	19,000	731,500
Arthur J. Gallagher & Co.	40,700	1,260,479
Brown & Brown, Inc.	30,260	1,286,655
Everest Re Group Ltd.	25,580	1,879,618
Fidelity National Financial, Inc.	77,675	2,815,719
First American Financial Corp.	40,420	1,085,681
HCC Insurance Holdings, Inc.	29,460	892,638
Horace Mann Educators Corp.	20,800	348,608
Leucadia National Corp.	31,320	1,612,667
Ohio Casualty Corp. (b)	28,900	540,430

	Shares
	or
	Principal
	Amount	Value
Old Republic International Corp.	83,330	1,940,756
Protective Life Corp.	30,400	1,102,000
Radian Group, Inc.	41,900	1,928,238
Stancorp Financial Group, Inc.	13,100	920,930
Unitrin, Inc.	30,800	1,282,820
W.R. Berkley Corp.	38,400	1,572,096

		22,922,838

Machinery (0.8%)
AGCO Corp. (b)	40,900	855,628
Graco, Inc.	31,570	993,824
Tecumseh Products Co.	9,300	379,719
Zebra Technologies Corp., Class A (b)	21,660	1,789,765

		4,018,936

Manufacturing (2.7%)
Ametek, Inc.	30,600	943,704
Brink’s Co. (The)	25,780	833,983
Carlisle Cos., Inc.	14,340	910,447
Diebold, Inc.	33,000	1,521,300
Donaldson Co., Inc.	40,180	1,069,993
Federal Signal Corp.	23,400	398,034
Flowserve Corp. (b)	23,420	560,909
Harsco Corp.	18,700	839,256
Hillenbrand Industry, Inc.	27,600	1,567,404
Nordson Corp.	16,100	674,107
Pentair, Inc.	45,960	1,439,467
Teleflex, Inc.	18,020	800,989
Trinity Industries, Inc.	21,300	640,491
Varian, Inc. (b)	15,660	593,514
York International Corp.	18,800	668,904

		13,462,502

Metals (0.1%)
Kennametal, Inc.	17,000	748,000

Mining (0.5%)
Arch Coal, Inc.	25,040	845,601
Peabody Energy Corp.	29,820	1,675,287

		2,520,888

Office Equipment & Supplies (0.5%)
Hni Corp.	26,370	1,066,667
Miller (Herman), Inc.	32,700	876,360
Reynolds & Reynolds Co.	29,900	660,790

		2,603,817

Oil & Gas (6.4%)
Cooper Cameron Corp. (b)	25,340	1,294,621
ENSCO International, Inc.	69,160	2,082,408
FMC Technologies, Inc. (b)	31,262	937,860
Forest Oil Corp. (b)	26,500	749,685
Grant Prideco, Inc. (b)	53,420	1,009,104
Hanover Compressor Co. (b)	32,700	383,898
Helmerich & Payne, Inc.	22,900	579,828
Murphy Oil Corp.	42,140	3,259,108
National-Oilwell, Inc. (b)	37,700	1,261,065
Newfield Exploration Co. (b)	25,800	1,524,006
Noble Energy, Inc.	26,600	1,471,246
Patterson-UTI Energy, Inc.	75,640	1,378,917
Pioneer Natural Resources Co.	55,460	1,999,333
Plains Exploration & Production Co. (b)	34,901	727,686
Pogo Producing Co.	28,300	1,255,954
Pride International, Inc. (b)	61,700	1,110,600
Smith International, Inc. (b)	48,620	2,833,574
Tidewater, Inc.	27,720	841,302

	Shares
	or
	Principal
	Amount	Value
Varco International, Inc. (b)	44,072	1,065,220
Weatherford International Ltd. (b)	61,180	2,862,000
XTO Energy, Inc.	116,248	3,475,814

		32,103,229

Paper & Forest Products (0.6%)
Bowater, Inc.	25,700	958,610
Glatfelter	19,800	263,934
Longview Fibre Co. (b)	23,240	300,028
Potlatch Corp.	14,100	565,269
Rayonier, Inc.	23,287	1,024,163

		3,112,004

Photography / Imaging (0.1%)
Imation Corp.	15,080	499,902

Publishing & Printing (1.9%)
American Greetings Corp., Class A (b)	32,100	748,572
Banta Corp.	12,400	492,404
Belo Corp., Class A	51,620	1,206,876
Lee Enterprises, Inc.	20,580	957,999
Media General, Inc.	10,900	651,384
Readers Digest Association	43,200	616,896
Scholastic Corp. (b)	18,000	495,180
Valassis Communications, Inc. (b)	22,500	657,900
Washington Post Co.	4,327	3,755,403

		9,582,614

Real Estate Investment Trusts (1.6%)
AMB Property Corp.	37,420	1,314,939
Highwood Properties, Inc.	25,660	595,312
Hospitality Properties Trust	29,660	1,182,841
Liberty Property Trust	37,700	1,447,680
Mack-Cali Realty Corp.	28,200	1,153,380
New Plan Excel Realty Trust	45,860	1,089,175
United Dominion Realty Trust, Inc.	59,900	1,161,461

		7,944,788

Restaurants (1.4%)
Applebee’s International, Inc.	39,300	1,046,952
Bob Evans Farms, Inc.	16,000	425,920
Brinker International, Inc. (b)	43,850	1,570,269
CBRL Group, Inc.	22,100	734,162
Cheesecake Factory, Inc. (The) (b)	23,600	985,772
Outback Steakhouse, Inc.	33,700	1,368,557
Ruby Tuesday, Inc.	29,800	860,922

		6,992,554

Retail (6.2%)
99 Cents Only Stores (b)	32,833	470,497
Abercrombie & Fitch Co.	43,133	1,590,745
Aeropostale Co. (b)	28,200	859,536
American Eagle Outfitters Ltd. (b)	33,137	1,085,899
Anntaylor Stores Corp. (b)	31,990	858,612
Barnes & Noble, Inc. (b)	30,740	1,056,841
BJ’s Wholesale Club, Inc. (b)	32,800	764,568
Borders Group, Inc.	35,495	811,771
Chico’s FAS, Inc. (b)	39,840	1,668,101
Claire’s Stores, Inc.	43,860	1,010,973
Coach, Inc. (b)	84,684	3,623,627
Copart, Inc. (b)	40,800	907,800
Dollar Tree Stores, Inc. (b)	52,750	1,419,503
Fastenal Co.	35,320	2,203,261
Michael’s Stores, Inc.	30,920	1,670,608
Nieman Marcus Group, Inc.	21,600	1,178,280
Pacific Sunwear of California, Inc. (b)	36,300	740,520

	Shares
	or
	Principal
	Amount	Value
Payless Shoesource, Inc. (b)	32,595	421,779
PETsMART, Inc.	65,660	2,036,117
Pier 1 Imports, Inc.	41,640	746,605
Regis Corp.	20,120	828,139
Ross Stores, Inc.	68,140	1,577,441
Ruddick Corp.	21,100	412,716
Saks, Inc.	63,600	829,980
Tech Data Corp. (b)	26,960	1,009,922
Williams Sonoma, Inc. (b)	52,840	1,716,772

		31,500,613

Schools (0.5%)
Education Management Corp. (b)	32,900	913,304
ITT Educational Services, Inc. (b)	20,740	660,569
Laureate Education, Inc. (b)	20,680	730,004

		2,303,877

Semiconductors (0.5%)
Fairchild Semiconductor International, Inc. (b)	52,520	771,519
Integrated Circuit Systems, Inc. (b)	32,400	775,008
Silicon Laboratories, Inc. (b)	24,040	848,371

		2,394,898

Shipping/Transportation (1.9%)
Alexander & Baldwin, Inc.	19,300	634,584
CNF Transportation, Inc.	22,940	946,504
Expeditors International of Washington, Inc.	47,920	2,223,967
GATX Corp.	22,300	568,204
Hunt (J.B.) Transport Services, Inc.	36,200	1,390,442
Overseas Shipholding Group, Inc.	18,400	826,344
Robinson (C.H.) Worldwide, Inc.	39,780	1,739,579
Swift Transportation Co., Inc. (b)	36,010	719,300
Werner Enterprises, Inc.	36,105	719,573

		9,768,497

Utilities (6.2%)
AGL Resources, Inc.	29,640	875,862
Allete, Inc.	40,111	1,111,877
Alliant Energy Corp.	48,800	1,264,408
Aqua America, Inc.	40,145	780,820
Aquila, Inc. (b)	81,937	268,753
Black Hills Corp.	14,700	406,014
DPL, Inc.	59,570	1,188,422
Duquesne Light Holdings, Inc.	32,200	610,834
Energy East Corp.	64,620	1,574,143
Equitable Resources, Inc.	28,900	1,481,992
Great Plains Energy, Inc.	34,900	1,001,281
Hawaiian Electric Industries, Inc.	40,000	1,021,200
Idacorp, Inc.	19,000	522,500
MDU Resources Group, Inc.	51,050	1,248,173
National Fuel Gas Co.	37,300	952,642
Northeast Utilities	60,300	1,127,610
NSTAR	24,260	1,135,368
Oklahoma Gas & Electric Co.	39,600	985,644
Oneok, Inc.	46,580	978,180
Pepco Holdings, Inc.	78,794	1,418,292
PNM, Inc.	28,750	599,150
Puget Energy, Inc.	45,100	974,160
Questar Corp.	37,800	1,549,044
Scana Corp.	50,479	1,848,540
Sierra Pacific Resources (b)	56,380	463,444
Vectren Corp.	32,560	805,860
Westar Energy, Inc.	39,150	789,656
Western Gas Resources, Inc.	34,300	1,155,567

	Shares
	or
	Principal
	Amount	Value
WGL Holdings, Inc.	22,100	606,424
Wisconsin Energy Corp.	55,100	1,771,465
WPS Resources Corp.	15,900	729,651

		31,246,976

Waste Disposal (0.6%)
Republic Services, Inc.	70,660	2,020,876
Stericycle, Inc. (b)	20,260	992,740

		3,013,616

Total Common Stocks		433,982,237

Repurchase Agreements (13.0%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $63,020,729 (Fully collateralized by AA Rated Corporate Bonds & Government National Mortgage Association)	$63,014,270	63,014,270
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $2,511,105 (Fully collateralized by AA Rated Corporate Bonds)	2,510,848	2,510,848

Total Repurchase Agreements		65,525,118

Short-Term Securities Held as Collateral for Securities Lending (8.8%)
Pool of various securities for Gartmore	76,820,474	76,820,474

Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		76,820,474

Total Investments (Cost $538,745,376) (a) - 114.1%		576,327,829
Other assets in excess of liabilities - (14.1)%		(71,253,512)

NET ASSETS - 100.0%		$505,074,317

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$54,016,622
Unrealized depreciation	(16,434,169)

Net unrealized appreciation (depreciation)	$37,582,453

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

At July 31, 2004 the Fund’s open long futures were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation/
Contracts	Contracts *	Expiration	Contracts	(Depreciation)
236	S&P Mid Cap 400	09/17/04	$66,333,800	($1,661,863)

*	Cash pledged as collateral

Gartmore Millennium Growth Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (94.8%)
Advertising (0.4%)
The Interpublic Group of Cos., Inc. (b)	6,100	$78,019

Aerospace & Defense (2.1%)
Rockwell Collins Corp.	11,900	407,218

Airlines (0.5%)
Southwest Airlines Co.	6,600	95,502

Appliances (1.2%)
Whirlpool Corp.	3,600	224,784

Building & Construction (2.1%)
NVR, Inc. (b)	400	186,400
Vulcan Materials Co.	4,600	219,052

		405,452

Business Services (1.2%)
Iron Mountain, Inc. (b)	3,750	121,013
Ryder System, Inc.	2,650	113,685

		234,698

Computer Equipment (2.0%)
Avocent Corp. (b)	2,800	83,832
Microchip Technology, Inc.	6,200	179,614
Western Digital Corp. (b)	16,900	118,469

		381,915

Computer Software & Services (5.9%)
Adobe Systems, Inc.	5,100	215,117
AutoDesk, Inc.	1,900	76,380
Cognizant Technology Solutions Corp. (b)	6,700	184,585
Intuit, Inc. (b)	3,700	138,528
Macromedia, Inc. (b)	2,600	52,520
Mercury Interactive Corp. (b)	2,196	80,286
National Instruments Corp.	3,100	90,055
Novell, Inc. (b)	13,100	89,604
Siebel Systems, Inc. (b)	8,550	68,913
Tibco Software, Inc. (b)	19,850	140,340

		1,136,328

Consulting Services (2.9%)
Bearingpoint, Inc. (b)	16,500	136,290
Charles River Associates, Inc. (b)	13,040	417,802

		554,092

Consumer Non-Durable (1.0%)
Clorox Co.	3,900	194,103

Consumer Services (4.3%)
Aramark Corp.	7,250	194,445
Belo Corp., Class A	5,700	133,266
Gtech Holdings Corp.	2,150	91,096
Portfolio Recovery Associates, Inc (b)	14,930	395,197
Salesforce.com , Inc. (b)	1,500	19,515

		833,519

	Shares
	or
	Principal
	Amount	Value
Drugs (1.1%)
King Pharmaceuticals, Inc. (b)	8,500	95,965
Sepracor, Inc. (b)	2,400	110,328

		206,293

Education (0.3%)
University of Phoenix Online (b)	600	51,702

Financial (6.6%)
American Capital Strategies Ltd.	7,900	230,917
Cit Group, Inc.	2,800	97,328
Countrywide Credit Industries, Inc.	2,100	151,410
Investors Financial Services Corp.	8,240	376,403
Legg Mason, Inc.	3,500	274,890
North Fork Bancorporation, Inc.	3,450	134,723

		1,265,671

Food & Beverage (2.1%)
Campbell Soup Co.	3,850	98,522
Constellation Brands, Inc. (b)	3,150	119,322
Performance Food Group Co. (b)	3,000	74,340
Weight Watchers International, Inc. (b)	2,800	108,472

		400,656

Hospitals (3.1%)
Community Health Systems, Inc. (b)	4,100	100,901
Health Management Associates, Inc., Class A	7,000	140,420
Symbion, Inc. (b)	700	11,998
Triad Hospitals, Inc. (b)	6,400	217,984
Universal Health Services, Inc., Class B	2,800	127,428

		598,731

Hotels & Motels (1.5%)
Marriott International, Inc.	3,700	180,560
Starwood Hotels & Resorts Worldwide	2,550	114,750

		295,310

Industrial Gases (2.5%)
Praxair, Inc.	12,100	477,345

Internet (2.6%)
Juniper Networks, Inc. (b)	9,700	222,712
Symantec Corp. (b)	4,250	198,730
VeriSign, Inc. (b)	4,700	82,297

		503,739

Manufacturing (1.3%)
ITT Industries, Inc.	1,875	149,906
Spx Corp.	2,200	90,090

		239,996

Medical Products & Services (13.0%)
Biogen Idec, Inc. (b)	1,600	96,000
Biomet, Inc.	6,200	272,738
Caremark Rx, Inc. (b)	16,000	487,999
Celgene Corp. (b)	2,350	125,326
DENTSPLY International, Inc.	2,100	102,123
Guidant Corp.	1,750	96,810
Henry Schein, Inc. (b)	6,224	417,629
Invitrogen Corp. (b)	1,500	78,720
Mettler Toledo International, Inc. (b)	3,100	129,270
Par Pharmaceutical (b)	3,200	120,448
Quest Diagnostics, Inc.	450	36,936
UnitedHealth Group, Inc.	1,017	63,977
Varian Medical Systems, Inc. (b)	1,500	103,515
Zimmer Holdings, Inc. (b)	5,050	385,366

	Shares
	or
	Principal
	Amount	Value
		2,516,857

Oil & Gas (9.1%)
Arch Coal, Inc.	5,942	200,661
BJ Services Co. (b)	5,300	263,198
Cooper Cameron Corp. (b)	2,500	127,725
EOG Resources, Inc.	2,500	158,875
Joy Global, Inc.	12,816	380,507
Nabors Industries Ltd. (b)	8,712	405,108
Peabody Energy Corp.	3,686	207,079

		1,743,153

Pharmaceuticals (2.6%)
Cephalon, Inc. (b)	2,000	101,040
IVAX Corp. (b)	6,065	144,650
Mylan Laboratories, Inc.	17,050	252,681

		498,371

Pipelines (1.1%)
Kinder Morgan, Inc.	3,400	204,034

Pollution Control (0.7%)
Pall Corp.	5,750	133,228

Publishing (0.7%)
New York Times Co., Class A	3,100	128,960

Restaurants (1.8%)
CBRL Group, Inc.	3,600	119,592
Starbucks Corp. (b)	4,900	230,104

		349,696

Retail (12.9%)
Abercrombie & Fitch Co.	4,600	169,648
AutoZone, Inc. (b)	1,500	115,800
Brunswick Corp.	3,200	124,896
Cabelas, Inc. (b)	670	17,990
Cash America International	9,396	210,940
Dollar General Corp.	12,700	245,110
Estee Lauder Co., Inc. (The), Class A	4,600	201,940
Guitar Center, Inc. (b)	4,612	207,309
Limited, Inc.	7,650	156,366
MSC Industrial Direct Co., Inc., Class A	6,268	196,188
Polo Ralph Lauren	5,300	174,688
Reebok International Ltd.	3,500	119,210
Sherwin Williams Co.	3,300	133,254
Talbots, Inc.	2,150	66,220
Tiffany & Co.	4,400	157,300
Williams Sonoma, Inc. (b)	6,300	204,687

		2,501,546

Semiconductors (5.4%)
Agere Systems, Inc., Class B (b)	66,200	74,806
Altera Corp. (b)	8,400	174,888
Amkor Technology, Inc. (b)	25,050	101,453
Integrated Device Technology, Inc. (b)	7,900	90,297
Intersil Corp., Class A	8,100	148,797
Micron Technology, Inc. (b)	7,000	94,710
National Semiconductor Corp. (b)	12,300	210,945
Novellus Systems, Inc. (b)	4,950	133,650

		1,029,546

Telecommunications (2.1%)
ADTRAN, Inc.	6,250	166,938
Corning, Inc. (b)	9,300	114,948
Linktone Ltd. ADR - KY (b)	2,300	25,875
Qwest Communications International, Inc. (b)	9,600	37,344

	Shares
	or
	Principal
	Amount	Value
Sprint Corp.	2,600	48,568

		393,673

Transportation (0.7%)
Expeditors International of Washington, Inc.	2,700	125,307

Total Common Stocks		18,209,444

Commercial Paper (3.7%)
Mortgage Bankers & Correspondents (3.7%)
Countrywide Home Loans, 1.35%, 8/2/04	$710,000	709,973

Total Commercial Paper		709,973

Mutual Fund (0.5%)
Exchange Traded Funds (0.5%)
NASDAQ Biotech Index Fund - Institutional Shares (b)	1,300	88,075

Total Mutual Fund		88,075

Short-Term Securities Held as Collateral for Securities Lending (16.9%)
Pool of various securities for Gartmore	$3,242,467	3,242,467

Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		3,242,467

Total Investments (Cost $22,475,619) (a) - 115.9%		22,249,959
Other assets in excess of liabilities - (15.9)%		(3,053,705)

NET ASSETS - 100.0%		$19,196,254

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$962,740
Unrealized depreciation	(1,188,400)

Net unrealized appreciation (depreciation)	$(225,660)

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR   American Depositary Receipt

KY    Cayman Islands

Gartmore Money Market Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Principal
	Amount	Value
Commercial Paper (75.0%)
AGRICULTURAL SERVICES(0.4%)
Cargill, Inc. (0.4%)
1.41%, 09/14/04 (b)	$6,350,000	$6,339,057

ASSET BACKED AUTO RECEIVABLE (1.1%)
FCAR Owner Trust I (1.1%)
1.45%, 09/10/04	20,000,000	19,967,778

ASSET BACKED HOME LOANS (6.9%)
Georgetown Funding Co. (3.7%)
1.37%, 08/03/04 (b)	15,000,000	14,998,858
1.34% -1.35%, 08/05/04 (b)	42,000,000	41,993,734
1.50%, 09/02/04 (b)	3,000,000	2,996,000
1.59%, 10/15/04 (b)	5,000,000	4,983,542

		64,972,134

Northern Rock PLC (2.3%)
1.35% - 1.38%, 08/23/04 (b)	20,911,000	20,893,472
1.44% - 1.45%, 09/16/04 (b)	8,000,000	7,985,233
1.52%, 09/27/04 (b)	10,000,000	9,976,092
1.52%, 10/08/04 (b)	2,000,000	1,994,296

		40,849,093

Thornburg Mortgage Capital (0.9%)
1.37%, 08/09/04 (b)	15,000,000	14,995,433

		120,816,660

ASSET BACKED SECURITIES - DOMESTIC (3.6%)
CC USA, Inc. (1.5%)
1.35%, 08/16/04 (b)	7,608,000	7,603,721
1.40%, 09/08/04 (b)	18,500,000	18,472,661

		26,076,382

Three Pillars Funding Corp. (2.1%)
1.29%, 08/02/04 (b)	556,000	555,980
1.35%, 08/17/04 (b)	4,900,000	4,897,060
1.35%, 08/20/04 (b)	11,360,000	11,351,906
1.40%, 08/25/04 (b)	20,000,000	19,981,333
1.59%, 10/20/04 (b)	300,000	298,947

		37,085,226

		63,161,608

ASSET BACKED SECURITIES - YANKEE (8.4%)
Giro Funding Corp. (3.5%)
1.29%, 08/02/04 (b)	12,639,000	12,638,547
1.37%, 08/23/04 (b)	19,426,000	19,409,736
1.41%, 08/25/04 (b)	796,000	795,252
1.40%, 08/27/04 (b)	25,000,000	24,974,722
1.57%, 10/18/04 (b)	2,896,000	2,886,212

		60,704,469

K2 (USA) LLC (1.5%)
1.38%, 08/24/04 (b)	15,000,000	14,986,775
1.15%, 11/15/04 (b)	12,000,000	11,959,720

		26,946,495

Premier Asset Collateralized Entity LLC (1.0%)
1.39%, 09/01/04 (b)	1,328,000	1,326,410
1.54%, 10/04/04 (b)	12,000,000	11,967,360
1.54%, 10/07/04 (b)	3,500,000	3,490,034

		16,783,804

	Principal
	Amount	Value
Sigma Finance, Inc. (1.2%)
1.20%, 12/03/04 (b)	15,000,000	15,000,000
1.24%, 12/03/04 (b)	5,000,000	5,000,000

		20,000,000

Stanfield Victoria Funding LLC (1.2%)
1.30%, 08/09/04 (b)	5,000,000	4,998,556
1.40%, 08/25/04 (b)	5,000,000	4,995,333
1.20%, 09/30/04 (b)	3,500,000	3,493,058
1.56%, 10/12/04 (b)	5,000,000	4,984,500
1.58%, 10/25/04 (b)	3,000,000	2,988,879

		21,460,326

		145,895,094

ASSET BACKED TRADE & TERM RECEIVABLES (12.1%)
Delaware Funding Corp. (1.4%)
1.39%, 08/25/04 (b)	10,000,000	9,990,733
1.41%, 09/15/04 (b)	15,000,000	14,974,150

		24,964,883

Falcon Asset Securitization Corp. (0.8%)
1.29%, 08/05/04 (b)	4,560,000	4,559,346
1.33%, 08/11/04 (b)	10,000,000	9,994,459

		14,553,805

Golden Funding Corp. (3.2%)
1.30%, 08/05/04 (b)	17,362,000	17,359,492
1.31%, 08/11/04 (b)	37,015,000	37,001,530

		54,361,022

Kitty Hawk Funding Corp. (0.9%)
1.31%, 08/16/04 (b)	14,868,000	14,859,885

Old Line Funding Corp. (3.0%)
1.27%, 08/03/04 (b)	7,031,000	7,030,504
1.27% - 1.32%, 08/04/04 (b)	3,020,000	3,019,676
1.30%, 08/16/04 (b)	4,000,000	3,997,833
1.32%, 08/24/04 (b)	3,000,000	2,997,470
1.35% - 1.38%, 08/25/04 (b)	16,000,000	15,985,581
1.37% - 1.41%, 09/01/04 (b)	10,503,000	10,490,540
1.40%, 09/07/04 (b)	6,500,000	6,490,647

		50,012,251

Preferred Receivables Funding Corp. (0.3%)
1.29%, 08/06/04 (b)	5,814,000	5,812,958

Three Rivers Funding Corp. (1.7%)
1.30%, 08/03/04 (b)	30,035,000	30,032,831

Variable Funding Capital Corp. (0.8%)
1.33%, 08/16/04 (b)	14,755,000	14,746,823

		209,344,458

BANKS - DOMESTIC (2.6%)
Wells Fargo & Co. (2.6%)
1.32%, 08/12/04	25,000,000	24,989,917
1.30%, 08/13/04	20,000,000	19,991,333

		44,981,250

BANKS - FOREIGN (16.1%)
Abbey National North America LLC (2.4%)
1.35%, 08/17/04	30,000,000	29,982,000
1.35%, 08/19/04	11,046,000	11,038,544

		41,020,544

ANZ National (Int’l) Ltd. (1.5%)
1.54%, 10/07/04 (b)	26,847,000	26,770,054

Barclays US Funding Corp. (1.6%)
1.27%, 08/11/04	27,272,000	27,262,379

	Principal
	Amount	Value
1.41%, 08/25/04	135,000	134,873

		27,397,252

HBOS Treasury Services (0.3%)
1.30%, 08/02/04	500,000	499,982
1.38%, 08/31/04	300,000	299,655
1.43% - 1.44%, 09/08/04	3,400,000	3,394,859
1.46%, 09/24/04	500,000	498,905
1.57%, 10/14/04	789,000	786,470

		5,479,871

National Australian Funding (DE) (0.5%)
1.28%, 08/02/04	8,543,000	8,542,696

Scotiabank, Inc. (2.2%)
1.52%, 09/30/04 (b)	37,600,000	37,504,747

Societe General North Americana (1.8%)
1.36%, 08/04/04	464,000	463,947
1.39%, 09/01/04	5,000,000	4,994,037
1.40%, 09/07/04	10,304,000	10,289,174
1.14%, 10/12/04	5,000,000	4,988,700
1.10%, 12/10/04	10,000,000	9,960,336

		30,696,194

Svenska Handelsbank, Inc. (0.1%)
1.45%, 09/07/04	1,500,000	1,497,765

Toronto-Dominion Holdings (USA) (1.1%)
1.31%, 08/02/04	19,955,000	19,954,274

UBS Finance (DE) LLC (3.8%)
1.27%, 08/06/04	1,300,000	1,299,771
1.36%, 08/27/04	13,454,000	13,440,834
1.37%, 08/30/04	19,000,000	18,979,030
1.34% - 1.40%, 08/31/04	3,700,000	3,695,778
1.19%, 09/20/04	10,000,000	9,983,472
1.43%, 09/22/04	18,537,000	18,498,711

		65,897,596

Westpac Capital Corp. (0.8%)
1.05%, 08/18/04	14,204,000	14,196,957

		278,957,950

BANKS - YANKEE (3.3%)
PB Finance (Delaware) (3.3%)
1.31%, 08/03/04	4,000,000	3,999,709
1.32%, 08/06/04	2,000,000	1,999,633
1.33%, 08/12/04	3,000,000	2,998,781
1.37%, 08/17/04	20,000,000	19,987,823
1.36%, 08/19/04	10,000,000	9,993,200
1.51%, 08/20/04	4,543,000	4,539,379
1.42%, 08/24/04	1,410,000	1,408,721
1.45%, 09/13/04	5,000,000	4,991,340
1.45%, 09/15/04	2,216,000	2,211,984
1.57%, 09/27/04	189,000	188,530
1.62%, 10/20/04	5,000,000	4,982,111

		57,301,211

BROKER / DEALERS (4.0%)
Bear Stearns Cos., Inc. (2.3%)
1.30%, 08/13/04 (b)	20,000,000	19,991,333
1.36%, 08/18/04 (b)	20,000,000	19,987,156

		39,978,489

Citicorp Global Markets Holding, Inc. (0.3%)
1.35%, 08/23/04	5,000,000	4,995,875

Goldman Sachs Group, Inc. (1.4%)
1.15%, 08/23/04	25,000,000	25,000,000

		69,974,364

	Principal
	Amount	Value
BUILDING SOCIETY (3.5%)
Yorkshire Building Society (3.5%)
1.42%, 09/01/04	15,000,000	14,981,658
1.42%, 09/13/04	21,600,000	21,563,493
1.54%, 10/05/04	5,000,000	4,986,142
1.53%, 10/12/04	15,000,000	14,954,400
1.61%, 10/20/04	4,000,000	3,985,778

		60,471,471

FINANCE (0.2%)
ING US Funding (0.2%)
1.50%, 10/01/04	2,735,000	2,728,049

FINANCE - DIVERSIFIED (2.7%)
ABN Amro NA Finance, Inc. (2.7%)
1.09%, 08/05/04	4,410,000	4,409,471
1.26%, 08/09/04	40,000,000	39,988,800
1.42%, 09/13/04	1,800,000	1,796,947

		46,195,218

FINANCIAL SERVICES (1.9%)
AIG Funding, Inc. (0.6%)
1.31%, 08/31/04	10,000,000	9,989,083

Rabobank USA Finance Corp. (1.3%)
1.26%, 08/06/04	19,650,000	19,646,562
1.25%, 09/07/04	2,700,000	2,696,531

		22,343,093

		32,332,176

INSURANCE CARRIERS (2.1%)
Allianz Finance Corp. (0.6%)
1.53%, 10/06/04 (b)	10,000,000	9,972,133

ING America Insurance Holdings (1.5%)
1.09%, 08/26/04	25,045,000	25,026,043
1.44%, 09/16/04	2,000,000	1,996,320

		27,022,363

		36,994,496

PERSONAL CREDIT INSTITUTIONS (4.5%)
American General Finance Corp. (0.0%)
1.29%, 08/13/04	150,000	149,936

American Honda Finance Corp. (2.4%)
1.36%, 08/30/04	25,000,000	24,972,611
1.41%, 09/20/04	17,022,000	16,988,665

		41,961,276

General Electric Capital Corp. (2.1%)
1.26%, 08/05/04	1,298,000	1,297,818
1.28%, 08/12/04	3,000,000	2,998,827
1.38%, 08/30/04	2,700,000	2,696,999
1.50%, 10/05/04	25,000,000	24,932,742
1.16%, 11/02/04	5,000,000	4,985,146

		36,911,532

		79,022,744

RETAIL (1.4%)
Proctor & Gamble Co. (0.0%)
1.40%, 09/08/04 (b)	846,000	844,750

Wal-Mart Stores, Inc. (1.4%)
1.40%, 08/19/04 (b)	19,810,000	19,796,133
1.33%, 08/31/04 (b)	4,400,000	4,395,123

		24,191,256

		25,036,006

TELECOMMUNICATIONS (0.2%)
SBC International, Inc. (0.2%)

	Principal
	Amount	Value
1.32%, 08/12/04 (b)	3,711,000	3,709,503

Total Commercial Paper		1,303,229,093

Floating Rate Notes (15.7%)
ASSET BACKED CDO (4.1%)
Castle Hill III CLO Ltd. (0.6%)
1.56%, 09/15/04 (b) (c)	10,000,000	10,000,000

Commodore CDO I LTD Class A1MM (0.9%)
1.64%, 09/12/04, (b) (c)	15,000,000	15,000,000

Davis Square Funding Ltd. (0.6%)
1.38%, 08/06/04 (b) (c)	10,000,000	10,000,000

Duke Funding VI Managed (0.3%)
1.66%, 10/08/04 (b) (c)	5,000,000	5,000,000

Newcastle CDO, Ltd. (0.6%)
1.49%, 08/24/04 (b) (c)	10,000,000	10,000,000

NorthLake CDO Class I-MM (1.1%)
1.49%, 09/06/04 (b) (c)	20,000,000	20,000,000

		70,000,000

ASSET BACKED HOME LOANS (1.1%)
Marlin Leasing Receivables LLC (0.4%)
1.75%, 08/15/04 (b) (c)	7,000,000	7,000,000

Northern Rock PLC (0.7%)
1.40%, 09/09/04 (b) (c)	12,500,000	12,500,000

		19,500,000

ASSET BACKED SECURITIES - YANKEE (4.2%)
K2 (USA) LLC (1.7%)
1.12%, 08/07/04 (b) (c)	30,000,000	29,999,223

Sigma Finance, Inc. (0.3%)
1.38%, 08/20/04 (b) (c)	5,000,000	4,999,961

Stanfield Victoria Funding LLC (2.2%)
1.39%, 08/13/04 (b) (c)	17,000,000	16,999,971
1.37%, 08/15/04 (b) (c)	10,000,000	9,999,974
1.42%, 08/25/04 (b) (c)	10,000,000	9,996,578

		36,996,523

		71,995,707

BANKS - DOMESTIC (0.7%)
Wells Fargo & Co. (0.7%)
1.39%, 08/02/04 (c)	13,000,000	13,000,000

BANKS - FOREIGN (1.6%)
HBOS Treasury Services (1.0%)
1.28%, 08/20/04 (c)	18,000,000	18,000,000

Westdeutsche Landesbank Giro (0.6%)
1.31%, 08/10/04 (b) (c)	10,000,000	10,000,000

		28,000,000

BROKER / DEALERS (1.6%)
Goldman Sachs Group, Inc. (1.6%)
1.38%, 08/01/04 (c)	13,000,000	13,000,000
1.42%, 08/01/04 (c)	15,000,000	15,000,000

		28,000,000

FINANCE - DIVERSIFIED (1.5%)
General Electric Capital Corp. (1.5%)
1.45%, 08/09/04 (b) (c)	19,000,000	19,000,000
1.49%, 08/17/04 (b) (c)	7,000,000	7,000,000

		26,000,000

INSURANCE (0.9%)
Allstate Life Global Funding (0.9%)

	Principal
	Amount	Value
1.30%, 08/08/04 (b) (c)	15,000,000	15,000,000

Total Floating Rate Notes		271,495,707

U.S. Government Sponsored & Agency Obligations (4.0%)
Federal Home Loan Bank (2.8%)
1.30%, 02/23/05, Callable	10,000,000	10,000,000
1.47%, 03/01/05	10,000,000	10,000,000
1.38%, 03/04/05, Callable	10,000,000	10,000,000
1.25%, 03/29/05, Callable	10,000,000	10,000,000
1.35%, 04/29/05	10,000,000	10,000,000

		50,000,000

Federal National Mortgage Association (1.2%)
1.40%, 05/03/05, Callable	10,000,000	10,000,000
1.50%, 05/09/05, Callable	10,000,000	10,000,000

		20,000,000

Total U.S. Government Sponsored & Agency Obligations		70,000,000

Taxable Municipal Notes (2.8%)
ELECTRIC UTILITY (0.7%)
South Carolina Public Service Authority (0.7%)
1.32%, 08/10/04	1,106,000	1,105,635
1.42%, 09/01/04	11,630,000	11,615,779

		12,721,414

FINANCE – CONSUMER LOANS (1.6%)
Iowa Student Loan Liq. Co. (1.6%)
1.46%, 09/08/04	28,000,000	27,956,849

FINANCE, TAXATION & MONETARY POLICY (0.5%)
Sunshine State Governmental Financing Commission (0.5%)
1.35%, 08/02/04	1,643,000	1,642,938
1.35%, 08/02/04	7,143,000	7,142,733

		8,785,671

Total Taxable Municipal Notes		49,463,934

Certificates of Deposit (2.0%)
BANKS - DOMESTIC (2.0%)
State Street Corp. (2.0%)
1.31%, 04/15/05	35,000,000	35,000,000

Total Certificates of Deposit		35,000,000

Corporate Bonds (0.6%)
ASSET BACKED EQUIPMENT TRUST (0.6%)
CIT Equipment Collateral (0.3%)
1.12%, 03/20/05, Callable	5,124,604	5,124,604

CNH Equipment Trust (0.3%)
1.23%, 12/13/04	5,420,496	5,420,496

Total Corporate Bonds		10,545,100

Money Market (0.0%)
MANAGEMENT INVESTMENT, OPEN-END – MUTUAL FUNDS (0.0%)
Aim Liquid Assets Portfolio – Institutional Class	102,700	102,700

Total Money Market		102,700

Total Investments (Cost $1,739,836,534) (a) - 100.1%		1,739,836,534
Liabilities in excess of other assets - (0.1)%		(1,004,851)

NET ASSETS - 100.0%		$1,738,831,683

(a)	Aggregate cost for federal income tax purposes is substantially the same.

(b)	Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004. The maturity date represents the next reset date for the security.

Gartmore Morley Capital Accumulation Fund

Statement of Investments
July 31,2004
(Unaudited)

	Principal
	Amount	Value
Asset Backed Securities (31.5%)
Agency ABS (2.0%)
Federal Home Loan Mortgage Corp.,	$2,000,000	$2,001,482
4.16%, 08/27/12, Series T-47
Federal National Mortgage Association,	3,687,055	3,695,798
2.87%, 11/25/29, Series 2003-T3
Federal National Mortgage Association,	2,000,000	2,001,096
4.08%, 11/25/32, Series 2002-W11
Federal National Mortgage Association,	3,000,000	3,037,050
4.24%, 02/25/33, Series 2002-W12
FHLMC Structured Pass Through Securities, 3.55%, 10/27/31, Series T-50	5,000,000	4,991,213

		15,726,639

Automobiles (5.3%)
Capital Auto Receivables Asset Trust,	6,000,000	5,991,053
3.40%, 08/15/08, Series 2003-3
Chase Manhattan Auto Owner Trust,	9,570,000	9,308,207
2.06%, 12/15/09, Series 2003-A
Chase Manhattan Auto Owner Trust,	10,000,000	9,881,189
2.94%, 06/15/10, Series 2003-C
Honda Auto Receivables Owner Trust,	10,000,000	9,911,572
2.77%, 11/21/08, Series 2003-3
Honda Auto Receivables Owner Trust,	5,000,000	4,940,134
3.06%, 10/21/09, Series 2004-1
Volkswagen Auto Loan Enhanced Trust, 2.94%, 03/22/10, Series 2003-2	2,705,000	2,672,649

		42,704,804

Credit Cards (9.5%)
Capital One Master Trust,	6,500,000	7,040,332
6.31%, 06/15/11, Series 1998-1
Capital One Multi-Asset Execution Trust	10,000,000	9,837,114
3.65%, 07/15/11, Series 2003-A4
Chase Credit Card Master Trust,	5,000,000	5,228,657
5.50%, 11/17/08, Series 2001-4
Citibank Credit Card Issuance Trust,	10,000,000	9,935,143
2.50%, 04/07/08, Series 2003-A5
Citibank Credit Card Master Trust Issue,	9,022,000	9,513,380
6.10%, 05/15/08, Series 1999-5
Citibank Credit Card Master Trust Issue,	8,000,000	7,729,494
2.90%, 05/17/10, Series 2003-A6
Discover Card Master Trust I,	7,000,000	7,342,238
6.05%, 08/18/08, Series 1996-3
Discover Card Master Trust I,	10,000,000	10,450,948
5.15%, 10/15/09, Series 2002-2
Fleet Credit Card Master Trust II,	4,011,000	4,194,765
5.60%, 12/15/08, Series 2001-B
MBNA Master Credit Card Trust II, 5.75%, 10/15/08, Series 2001-A1	5,000,000	5,245,322

		76,517,393

	Principal
	Amount	Value
Home Equity Loans (14.7%)
Centex Home Equity,	4,599,097	4,616,844
3.71%, 10/25/23, Series 2002-D
Centex Home Equity,	2,563,889	2,569,011
3.56%, 06/25/25, Series 2002-C
Centex Home Equity,	3,900,000	3,871,247
2.29%, 11/25/27, Series 2003-B
Centex Home Equity,	6,600,000	6,617,787
3.69%, 03/27/28, Series 2003-C
Chase Funding Loan Acquisition Trust,	904,322	904,416
5.39%, 05/25/28, Series 2001-AD1
Chase Funding Loan Acquisition Trust,	2,300,000	2,299,474
2.98%, 02/25/30, Series 2003-C1
Chase Funding Mortgage Loan,	8,000,000	7,930,041
2.14%, 07/25/18, Series 2003-4
Chase Funding Mortgage Loan,	5,000,000	5,010,031
3.14%, 07/25/23, Series 2003-1
Chase Funding Mortgage Loan,,	610,466	610,773
5.04%, 12/25/23, Series 2002-1
Chase Funding Mortgage Loan,	4,000,000	3,999,518
2.86%, 12/25/24, Series 2003-2
Countrywide Home Loans,	860,709	873,357
4.96%, 05/25/32, Series 2002-SC1
Countrywide Home Loans,	3,554,685	3,534,407
4.00%, 03/25/33, Series 2003-2
Equity One, Inc.,	869,318	868,649
2.41%, 09/25/33, Series 2003-2
Equity One, Inc.,	8,000,000	7,955,379
2.74%, 12/25/33, Series 2003-3
Residential Asset Mortgage Products, Inc.,	4,000,000	3,979,160
3.05%, 03/25/25, Series 2003-RS11
Residential Asset Mortgage Products, Inc.,	1,093,908	1,094,082
3.82%, 01/25/28, Series 2002-RS6
Residential Asset Mortgage Products, Inc.,	4,960,046	4,964,259
3.24%, 01/25/29, Series 2003-RS2
Residential Asset Mortgage Products, Inc.,	5,730,000	5,755,036
3.49%, 08/25/29, Series 2003-RZ1
Residential Asset Mortgage Products, Inc.,	8,000,000	7,947,665
3.38%, 02/25/30, Series 2003-RZ4
Residential Asset Mortgage Products, Inc.,	10,000,000	9,976,909
3.70%, 09/25/31, Series 2003-RS5
Residential Asset Securities Corp.,	3,386,065	3,396,094
3.58%, 12/25/26, Series 2002-KS6
Residential Asset Securities Corp.,	341,050	340,800
5.23%, 06/25/27, Series 2002-KS2
Residential Asset Securities Corp.,	6,000,000	5,968,013
2.66%, 11/25/28, Series 2003-KS2
Residential Asset Securities Corp.,	8,000,000	7,964,286
3.37%, 12/25/28, Series 2003-KS7
Residential Asset Securities Corp.,	9,000,000	9,164,326
4.58%, 12/25/30, Series 2002-KS8
Residential Funding Mortgage Securities,	979,899	977,339
4.36%, 08/25/17, Series 2002-HS3
Residential Funding Mortgage Securities,	5,000,000	4,851,442

2.68%, 01/25/19, Series 2004-HS1
		118,040,345

Total Asset Backed Securities		252,989,181

	Principal
	Amount	Value
Collateralized Mortgage Obligations (1.1%)
Residential Asset Securitization Trust,	3,882,970	3,921,456
4.25%, 03/25/33, Series 2003-A1
Residential Funding Mortgage Securities,	5,130,548	4,986,953

2.50%, 06/25/18, Series 2003-S11
Total Collateralized Mortgage Obligations		8,908,409

Commercial Mortgage Backed Securities (22.4%)
Banc of America Commercial Mortgage, Inc.,	7,543,198	7,454,948
3.41%, 03/11/41, Series 2003-2
Bear Stearns Commercial Mortgage Securities Corp.,	8,631,226	9,124,207
6.08%, 02/15/35, Series 2001-TOP2
Bear Stearns Commercial Mortgage Securities Corp.,	6,687,597	6,618,042
3.97%, 11/11/35, Series 2002-PBW1
Bear Stearns Commercial Mortgage Securities, Inc.,	6,393,043	6,593,672
5.06%, 11/15/16, Series 2001-TOP4
Bear Stearns Commercial Mortgage Securities, Inc.,	5,302,383	5,672,834
5.92%, 10/15/36, Series 2002-TOP6
Chase Commercial Mortgage Securities Corp.,	4,000,000	4,326,274
6.39%, 11/18/30, Series 1998-2
Chase Commercial Mortgage Securities Corp.,	2,447,246	2,553,847
6.025%, 11/18/30, Series 1998-2
First Union - Lehman Brothers - Bank of America,	7,000,000	7,581,774
6.56%, 11/18/35, Series 1998-C2
First Union National Bank Commercial Mortgage,	5,227,368	5,490,658
5.585%, 02/12/34, Series 2002-C1
GE Capital Commercial Mortgage,	11,238,445	10,975,107
3.01%, 11/10/38, Series 2004-C1
GE Capital Commercial Mortgage Corp.,	8,300,312	8,171,520
3.11%, 04/10/09, Series 2004-C2
JP Morgan Chase Commercial Mortgage,	2,451,895	2,580,487
6.18%, 10/15/35, Series 1999-C7
JP Morgan Chase Commercial Mortgage,	4,000,000	4,257,109
6.04%, 11/15/35, Series 2001-CIB3
JP Morgan Chase Commercial Mortgage,	5,094,810	5,041,382
2.89%, 08/12/40, Series 2003-PM1A
JP Morgan Chase Commercial Mortgage,	4,000,000	4,046,364
4.56%, 06/12/41, Series 2004-PNC1
LB-UBS Commercial Mortgage Trust,	4,533,095	4,649,019
4.87%, 12/15/25, Series 2001-C7
LB-UBS Commercial Mortgage Trust,	7,387,604	7,780,762
5.64%, 12/15/25, Series 2001-C7
LB-UBS Commercial Mortgage Trust,	3,780,518	3,769,175
3.17%, 12/15/26, Series 2002-C7
Morgan Stanley Capital I,	2,136,268	2,292,404
6.97%, 04/15/33, Series 1999-LIFE
Morgan Stanley Capital I,	10,259,888	10,106,268
3.02%, 04/15/38, Series 2003-IQ5
Morgan Stanley Capital I,	9,937,691	9,814,768
3.26%, 06/13/41, Series 2003-T11
Morgan Stanley Capital Issuer,	6,822,079	6,665,972
3.10%, 01/13/41, Series 2004-HQ3
Morgan Stanley Dean Witter Capital I,	4,553,399	4,829,370
6.32%, 02/15/33, Series 2001-TOP1
Morgan Stanley Dean Witter Capital I,	4,525,000	4,847,753
6.46%, 02/15/33, Series 2001-TOP1

	Principal
	Amount	Value
Morgan Stanley Dean Witter Capital I,	2,702,591	2,776,549
5.31%, 07/15/33, Series 2001-TOP3
Morgan Stanley Dean Witter Capital I,	2,559,478	2,722,619
6.01%, 07/15/33, Series 2001-TOP3
Morgan Stanley Dean Witter Capital I,	593,844	605,344
4.59%, 04/15/34, Series 2002-HQ
Morgan Stanley Dean Witter Capital I,	4,000,000	4,263,992
6.09%, 04/15/34, Series 2002-HQ
Morgan Stanley Dean Witter Capital I,	1,403,960	1,441,486
5.02%, 10/15/35, Series 2001-TOP5
Morgan Stanley Dean Witter Capital I,	5,000,000	5,288,145
5.90%, 10/15/35, Series 2001-TOP5
Morgan Stanley Dean Witter Capital I,	5,442,220	5,513,353
4.09%, 12/15/35, Series 2002-IQ2
Morgan Stanley Dean Witter Capital I,	4,578,884	4,781,571
5.38%, 01/15/39, Series 2002-TOP7
Wachovia Bank Commercial Mortgage Trust,	7,739,052	7,551,144
3.70%, 02/15/41, Series 2004-C10

		180,187,919

Total Commercial Mortgage Backed Securities		180,187,919

Corporate Bonds (3.2%)
Financial Services (3.2%)
Associates Corp. of North America, 6.25%, 11/01/08	3,000,000	3,241,485
Citigroup, Inc., 3.50%, 02/01/08	5,000,000	4,950,790
Commercial Credit Co., 6.50%, 08/01/04	1,000,000	1,000,000
General Electric Capital Corp., 6.50%, 12/10/07	3,075,000	3,337,765
General Electric Capital Corp., 4.25%, 01/15/08	3,000,000	3,050,682
Nationsbank Corp., 6.38%, 02/15/08	5,000,000	5,408,760
Wells Fargo & Co., 3.13%, 04/01/09	5,000,000	4,785,190

Total Corporate Bonds		25,774,672

U.S. Government Sponsored Mortgage-Backed Obligations (27.7%)
Federal Home Loan Mortgage Corporation (15.2%)
4.50%, 08/01/10, Pool M80834	7,678,758	7,694,715
3.50%, 09/15/12, Series 2702	4,750,000	4,765,504
5.00%, 05/15/14, Series 2467	1,077,065	1,093,212
6.50%, 06/01/14, Pool E00678	564,818	598,186
3.50%, 12/15/14, Series 2677	7,079,927	7,045,297
7.00%, 10/01/15, Pool E81594	174,362	184,839
4.00%, 01/15/16, Series 2602	7,553,302	7,537,989
3.50%, 03/15/16, Series 2619	2,579,607	2,547,750
4.00%, 05/15/16, Series 2675	7,298,318	7,268,710
6.00%, 06/01/16, Pool E00985	777,022	812,610
4.00%, 06/15/16, Series 2670	7,175,078	7,135,022
4.00%, 07/15/16, Series 2685	8,000,000	7,918,100
6.00%, 11/01/16, Pool E01072	1,486,597	1,554,682
5.50%, 01/01/17, Pool E01084	1,993,405	2,050,794
3.50%, 01/15/17, Series 2611	5,916,781	5,830,693
4.50%, 04/15/17, Series 2798	7,804,319	7,837,182
6.00%, 05/01/17, Pool E01140	596,324	623,461
5.00%, 08/01/17, Pool E90983	880,915	888,254
5.00%, 09/01/17, Pool E91376	1,325,751	1,336,795
5.00%, 09/01/17, Pool E91228	5,394,525	5,439,464
5.00%, 09/01/17, Pool E01207	1,856,886	1,872,355
5.00%, 09/01/17, Pool E91316	1,763,614	1,778,306
5.00%, 12/01/17, Pool E92995	3,119,770	3,145,759
4.50%, 01/15/18, Series 2664	7,095,380	7,149,548
3.25%, 05/15/18, Series 2613	3,386,606	3,282,993

	Principal
	Amount	Value
3.00%, 06/15/18, Series 2630	8,796,666	8,578,122
4.00%, 04/15/19, Series 2783	4,882,272	4,839,074
3.50%, 04/15/33, Series 2750	11,661,203	11,475,066

		122,284,482

Federal National Mortgage Association (10.5%)
5.00%, 08/01/09, Pool 254437	933,202	948,459
3.50%, 11/25/09, Series 2003-16	3,825,318	3,847,986
6.50%, 12/01/14, Pool 535059	687,760	728,287
3.50%, 11/25/15, Series 2003-24	4,603,298	4,563,130
6.00%, 06/01/16, Pool 253845	501,589	524,233
4.00%, 06/25/16, Series 2003-112	6,383,253	6,351,944
4.00%, 07/25/16, Series 2003-109	12,000,000	11,881,031
5.00%, 12/01/16, Pool 618477	1,547,837	1,566,308
6.00%, 12/01/16, Pool 254089	1,501,338	1,569,114
4.00%, 01/25/17, Series 2004-3	7,476,258	7,412,417
5.50%, 02/01/17, Pool 625178	757,897	780,368
5.00%, 09/01/17, Pool 545901	2,723,264	2,749,252
5.00%, 09/01/17, Pool 254486	1,539,834	1,554,529
5.00%, 11/01/17, Pool 254510	2,012,099	2,031,300
4.50%, 04/01/18, Pool 254719	7,148,596	7,044,719
3.00%, 05/25/18, Series 2003-64	6,107,412	5,938,277
3.00%, 06/25/18, Series 2003-57	8,537,162	8,210,770
3.25%, 08/25/18, Series 2003-75	7,130,223	6,990,282
3.50%, 03/25/33, Series 2003-14	4,856,545	4,793,684
3.99%, 03/25/40, Series 2001-W4	5,000,000	4,990,274

		84,476,364

Government National Mortgage Association (2.0%)
3.50%, 04/16/28, Series 2003-34	5,431,487	5,356,500
5.50%, 11/20/31, Series 2002-15	319,809	326,715
3.25%, 01/16/34, Series 2004-2	10,546,954	10,394,535

		16,077,750

Total U.S. Government Sponsored Mortgage-Backed Obligations		222,838,596

Repurchase Agreement (13.0%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $3,997,432 (Fully collateralized by AA Rated Corporate Bonds)	3,997,296	3,997,296
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $100,322,779 (Fully collateralized by U.S. Agency Securities)	100,319,351	100,319,351

Total Repurchase Agreement		104,316,647

Short-Term Securities Held as Collateral for Securities Lending (4.1%)
Pool of various securities for Gartmore	32,823,575	32,823,575

Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		32,823,575

Total Investments (Cost $836,120,662) (a) - 104.2%		836,256,878
Liabilities in excess of other assets - (4.2)%		(32,239,307)

NET ASSETS - 100.0%		$804,017,571

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,487,723
Unrealized depreciation	(9,478,457)

Net unrealized appreciation (depreciation)	$2,009,266

     Aggregate cost for federal income tax purposes is substantially the same.

FHLMC     Federal Home Loan Mortgage Corporation

Value of Wrap Contracts:

Wrap contract with Bank of America NT & SA	$3,473,217
Wrap contract with Aegon USA	2,480,749
Wrap contract with Royal Bank of Canada	2,463,913

Total Wrap Contracts	$8,417,879

Gartmore Morley Enhanced Income Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Principal
	Amount	Value
Asset Backed Securities (54.3%)
Agency Wrapped (1.7%)
Federal Home Loan Mortgage Corporation (0.8%)
FSPC, Series T-47, Class A3, 1.84%, 08/27/07	$274,581	$274,225
FSPC, Series T-50, Class A7, 4.43%, 10/27/31	2,000,000	1,996,485

		2,270,710

Federal National Mortgage Association (0.9%)
FNR, Series 03-W13, Class AF3, 3.78%, 10/25/33	2,500,000	2,474,432

		4,745,142

Auto Loans (18.4%)
Capital Auto Receivables Asset Trust, 3.05%, 09/15/05	2,259,840	2,266,427
Capital Auto Receivables Asset Trust, 2.27%, 01/17/06	4,025,000	4,031,373
Capital Auto Receivables Asset Trust, 1.44%, 02/15/07	3,000,000	2,983,009
Capital Auto Receivables Asset Trust, 4.16%, 07/16/07	5,130,000	5,181,699
Chase Manhattan Auto Owner Trust, 1.60%, 09/15/06	3,000,000	2,994,804
Chase Manhattan Auto Owner Trust, 1.52%, 05/15/07	4,950,000	4,915,880
Chase Manhattan Auto Owner Trust, 4.21%, 01/15/09	4,000,000	4,069,797
Daimler Chrysler Auto Trust, 1.61%, 07/10/06	4,000,000	3,994,020
Daimler Chrysler Auto Trust, 2.12%, 11/08/06	5,000,000	4,992,073
Ford Credit Auto Owner Trust, 4.75%, 08/15/06	4,000,000	4,080,936
Ford Credit Auto Owner Trust, 3.79%, 09/15/06	3,500,000	3,542,046
Honda Auto Receivables Owner Trust, 1.52%, 04/21/06	4,664,431	4,658,790
Honda Auto Receivables Owner Trust, 1.92%, 11/20/06	4,000,000	3,994,841

		51,705,695

Credit Cards (19.8%)
Bank One Issuance Trust, 4.16%, 01/15/08	4,000,000	4,060,084
Bank One Issuance Trust, 1.43%, 10/15/08 (b)	3,100,000	3,101,259
Capital One Master Trust, 2.22%, 08/15/07	5,000,000	4,992,709
Capital One Master Trust, 7.20%, 08/15/08	5,000,000	5,208,957
Chase Credit Card Master Trust, 1.43%, 04/15/08 (b)	4,000,000	4,001,976

	Principal
	Amount	Value
Chase Credit Card Master Trust, 1.51%, 03/16/09 (b)	4,000,000	4,007,990
Citibank Credit Card Issuance Trust, 2.50%, 04/07/08	4,000,000	3,974,057
Citibank Credit Card Master Trust, 6.10%, 05/15/08	3,000,000	3,163,394
Discover Master Card Trust, 5.15%, 10/15/09	2,000,000	2,090,190
First USA Credit Card Trust, 1.51%, 05/17/07 (b)	5,000,000	5,000,295
Fleet Credit Card Master Trust, 7.02%, 02/15/08	3,901,000	4,087,458
MBNA Master Credit Card Trust, 6.60%, 04/16/07	3,500,000	3,549,157
MBNA Master Credit Card Trust, 1.62%, 02/15/08 (b)	4,100,000	4,103,408
Standard Credit Card Master Trust, 7.25%, 04/07/08	4,000,000	4,284,301

		55,625,235

Mortgage Backed (14.4%)
Centex Home Equity, 2.82%, 01/25/19	3,452,649	3,452,544
Centex Home Equity, 2.92%, 05/25/21	3,000,000	2,998,555
Chase Funding Mortgage Loan, 2.81%, 10/25/17	187,047	186,867
Chase Funding Mortgage Loan, 2.55%, 12/25/17	1,311,196	1,310,696
Chase Funding Mortgage Loan, 2.14%, 07/25/18	4,000,000	3,965,021
Chase Funding Mortgage Loan, 5.04%, 12/25/23	305,233	305,386
Equity One, Inc., 2.41%, 09/25/33	1,303,978	1,302,973
Residential Asset Mortgage Products, Inc., 2.88%, 08/25/24	5,000,000	4,964,609
Residential Asset Mortgage Products, Inc., 3.05%, 03/25/25	3,000,000	2,984,370
Residential Asset Mortgage Products, Inc., 3.82%, 01/25/28	607,727	607,823
Residential Asset Mortgage Products, Inc., 2.59%, 10/25/28	3,000,000	2,977,039
Residential Asset Mortgage Products, Inc., 3.61%, 10/25/28	4,000,000	3,993,976
Residential Asset Securities Corp., 2.15%, 01/25/24	2,752,788	2,749,731
Residential Asset Securities Corp., 3.69%, 03/25/27	2,000,000	2,008,666
Residential Asset Securities Corp., 3.37%, 11/25/28	3,000,000	2,986,607
Residential Funding Mortgage Securities I, 2.68%, 01/25/19	3,900,000	3,784,125

		40,578,988

Total Asset Backed Securities		152,655,060

Collaterized Mortgage Obligations (12.4%)
Federal Home Loan Mortgage Corporation (9.0%)
4.00%, 11/15/15	2,998,178	3,034,511
3.50%, 01/15/17	2,535,763	2,498,868
4.00%, 01/15/18	3,499,797	3,544,251
4.50%, 01/15/18	2,660,767	2,681,080

	Principal
	Amount	Value
4.50%, 04/15/18	3,521,437	3,584,092
3.25%, 05/15/18	2,539,954	2,462,244
3.00%, 06/15/18	2,639,000	2,573,437
3.75%, 09/15/22	5,000,000	5,017,775

		25,396,258

Federal National Mortgage Association (2.5%)
3.00%, 06/25/18	2,561,149	2,463,231
3.25%, 08/25/18	1,782,556	1,747,570
3.50%, 03/25/33	2,832,984	2,796,316

		7,007,117

Whole Loans (0.9%)
Residential Funding Mortgage Securities I, 2.50%, 06/25/18	2,565,274	2,493,477

Total Collaterized Mortgage Obligations		34,896,852

U.S. Government Agencies (11.7%)
Federal Home Loan Bank (3.9%)
1.51%, 12/08/04	5,500,000	5,498,400
2.13%, 12/15/04	5,500,000	5,510,719

		11,009,119

Federal Home Loan Mortgage Corporation (2.0%) 1.51%, 12/07/04	5,500,000	5,498,460

Federal National Mortgage Association (5.8%)
3.50%, 09/15/04	6,000,000	6,013,512
1.56%, 11/12/04	5,500,000	5,475,536
2.88%, 10/15/05	5,000,000	5,030,740

		16,519,788

Total U.S. Government Agencies		33,027,367

Commercial Mortgage Backed Securities (11.3%)
Banc of America Commercial Mortgage, Inc., 2.98%, 06/10/39	5,000,000	5,008,531
Banc of America Commercial Mortgage, Inc., 3.41%, 03/11/41	4,243,049	4,193,408
Bear Stearns Commercial Mortgage Securities Corp., 6.08%, 02/15/35	2,589,368	2,737,262
Chase Commerical Mortgage Securities Corp., 6.03%, 11/18/30	493,626	515,128
JP Morgan Chase Commercial Mortgage Securities Corp., 4.47%, 11/15/35	2,956,065	3,006,004
JP Morgan Chase Commercial Mortgage Securities Corp., 2.80%, 06/12/41	4,006,434	3,943,145
LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26	1,512,207	1,507,670
Morgan Stanley Dean Witter Capital I, 5.31%, 07/15/33	1,081,036	1,110,620
Morgan Stanley Dean Witter Capital I, 4.59%, 04/15/34	296,922	302,672
Morgan Stanley Dean Witter Capital I, 5.02%, 10/15/35	2,105,940	2,162,229
Morgan Stanley Dean Witter Capital I, 4.09%, 12/15/35	544,222	551,335
Morgan Stanley Dean Witter Capital I, 3.26%, 06/13/41	2,710,279	2,676,755
Nomura Asset Corp., 6.28%, 03/15/30	4,048,303	4,242,025

Total Commercial Mortgage Backed Securities		31,956,784

	Principal
	Amount	Value
U.S. Government Agencies - Mortgages (2.5%)
Federal Home Loan Mortgage Corporation (0.3%)
6.50%, 06/01/14	379,235	401,639
6.00%, 07/01/16	461,267	482,393

		884,032

Federal National Mortgage Association (2.2%)
6.50%, 02/01/09	323,491	342,289
5.50%, 04/01/09	184,012	188,187
6.00%, 06/01/16	554,699	579,740
6.00%, 12/01/16	900,803	941,468
6.00%, 01/01/17	771,388	806,211
5.50%, 02/01/17	1,569,779	1,616,320
5.50%, 02/01/17	1,515,794	1,560,736

		6,034,951

Total U.S. Government Agencies - Mortgages		6,918,983

Commercial Paper (1.4%)
Finance - Diversified (1.4%)
General Electric Capital Corp., 2.97%, 07/26/06	4,000,000	3,999,076

Total Commercial Paper		3,999,076

Corporate Bonds (1.1%)
Financial Services (1.1%)
Citigroup, Inc., 6.75%, 12/01/05	3,000,000	3,158,142

Total Corporate Bonds		3,158,142

Repurchase Agreements (5.2%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $14,169,507 (Fully collateralized by AA Rated Corporate Bonds and Government National Mortgage Association Securities)	14,168,055	14,168,055
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $564,594 (Fully collateralized by AA Rated Corporate Bonds)	564,536	564,536

Total Repurchase Agreements		14,732,591

Total Investments (Cost $282,845,028) (a) - 99.9%		281,344,855
Other assets in excess of liabilities - 0.1%		420,587

NET ASSETS - 100.0%		$281,765,442

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$348,176
Unrealized depreciation	(1,848,349)

Net unrealized appreciation (depreciation)	$(1,500,173)

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2004.

At July 31,2004, the Fund’s open short futures contracts were as follows:

			Market Value	Unrealized
Number of	Short		Covered by	Appreciation
Contracts	Contract*	Expiration	Contracts	(Depreciation)
350	U.S. Treasury
	2 Year Note	09/17/04	$73,893,750	($317,188)

* Cash pledged as collateral.

Gartmore Nationwide Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (98.6%)
Aerospace / Defense (0.7%)
Northrop Grumman Corp.	257,058	$13,521,251

Banks (3.0%)
Bank of America Corp.	179,160	15,230,392
J.P. Morgan Chase & Co.	427,600	15,962,308
Wachovia Corp.	551,751	24,448,086

		55,640,786

Broadcast Media / Cable Television (1.5%)
Clear Channel Communications, Inc.	220,978	7,888,915
Comcast Corp., Class A (b)	328,836	9,010,106
Viacom, Inc., Class B	289,871	9,736,767

		26,635,788

Capital Goods (0.5%)
Briggs & Stratton Corp.	99,549	8,312,342

Chemicals (1.5%)
Air Products & Chemicals, Inc.	166,693	8,626,363
Dow Chemical Co.	473,469	18,886,678

		27,513,041

Computer Equipment (2.3%)
Dell, Inc. (b)	159,644	5,662,573
International Business Machines Corp.	218,961	19,064,933
Lexmark International, Inc., Class A (b)	201,759	17,855,672

		42,583,178

Computer Software & Services (8.7%)
Cisco Systems, Inc. (b)	1,491,754	31,117,988
Computer Sciences Corp. (b)	153,825	7,268,231
Electronic Arts, Inc. (b)	188,848	9,466,950
Intel Corp.	721,025	17,578,590
Microsoft Corp.	2,484,299	70,703,149
NCR Corp. (b)	119,982	5,570,764
Oracle Corp. (b)	1,712,770	18,001,213

		159,706,885

Conglomerates (2.1%)
Ingersoll-Rand Co., Class A		38,124,736

Consumer Products (0.8%)
Estee Lauder Co., Inc., Class A	86,160	3,782,424
Procter & Gamble Co.	200,630	10,462,855

		14,245,279

Electronics (1.6%)
Johnson Controls, Inc.	172,520	9,738,754
Microchip Technology, Inc.	691,080	20,020,588

		29,759,342

Financial Services (8.3%)
CIT Group, Inc.	500,979	17,414,030
Citigroup, Inc.	478,237	21,085,469
Countrywide Financial Corp.	382,401	27,571,112
Fannie Mae	260,890	18,512,754

	Shares
	or
	Principal
	Amount	Value
Goldman Sachs Group, Inc.	136,478	12,035,995
Lehman Brothers Holdings, Inc.	174,966	12,265,117
Merrill Lynch & Co., Inc.	168,569	8,381,251
Morgan Stanley	181,751	8,965,777
Zions Bancorp	437,080	26,443,340

		152,674,845

Food & Beverage (5.7%)
Anheuser-Busch Cos., Inc.	605,999	31,451,348
Archer-Daniels-Midland Co.	574,190	8,859,752
Campbell Soup Co.	694,502	17,772,306
Coca-Cola Enterprises, Inc.	295,881	6,035,972
Dean Foods Co. (b)	542,716	20,069,638
Kraft Foods, Inc., Class A	599,830	18,324,807
Ralcorp Holdings, Inc. (b)	54,175	1,975,762

		104,489,585

Healthcare (6.7%)
Aetna, Inc.	90,810	7,791,498
AmerisourceBergen Corp.	115,783	6,259,229
Amgen, Inc. (b)	225,210	12,809,945
Bausch & Lomb, Inc.	106,930	6,585,819
Johnson & Johnson	558,294	30,856,909
McKesson Corp.	179,043	5,759,813
Medco Health Solutions, Inc. (b)	200,530	6,076,059
Triad Hospitals, INC. (b)	246,820	8,406,689
UnitedHealth Group, Inc.	595,534	37,459,089

		122,005,050

Hotels / Motels (2.1%)
Starwood Hotels & Resorts Worldwide, Inc.	864,306	38,893,770

Instruments—Controls (0.4%)
Thermo Electron Corp. (b)	282,367	7,262,479

Insurance (6.7%)
Allstate Corp. (The)	718,210	33,813,327
American International Group, Inc.	701,524	49,562,670
Genworth Financial Inc (b)	446,610	10,155,911
Hartford Financial Services Group, Inc. (The)	144,545	9,409,880
Lincoln National Corp.	214,013	9,352,368
MetLife, Inc.	291,304	10,390,814

		122,684,970

Internet Services / Software (0.2%)
Yahoo!, Inc. (b)	110,358	3,399,026

Leisure Products (0.7%)
Brunswick Corp.	312,790	12,208,194

Manufacturing (6.1%)
General Electric Co.	2,310,287	76,817,043
Tyco International Ltd.	1,121,709	34,772,979

		111,590,022

Medical Products (0.6%)
Boston Scientific Corp. (b)	232,880	8,909,989
Invitrogen Corp. (b)	41,609	2,183,640

		11,093,629

Metals (1.9%)
Alcoa, Inc.	518,932	16,621,392
Phelps Dodge Corp.	236,713	18,449,411

		35,070,803

Multimedia (1.3%)
Time Warner, Inc. (b)	870,210	14,488,996
Walt Disney Co. (The)	442,876	10,226,007

		24,715,003

	Shares
	or
	Principal
	Amount	Value
Natural Gas (0.7%)
Sempra Energy	383,500	13,710,125

Oil & Gas (9.1%)
Apache Corp.	402,049	18,707,340
ChevronTexaco Corp.	412,837	39,487,858
ConocoPhillips	353,058	27,810,379
Exxon Mobil Corp.	343,753	15,915,764
Nabors Industries Ltd. (b)	419,844	19,522,746
Schlumberger Ltd.	291,620	18,756,998
Sunoco, Inc.	275,741	18,797,264
Williams Companies, Inc. (The)	753,247	9,151,951

		168,150,300

Paper & Forest Products (2.4%)
Boise Cascade Corp.	226,241	7,296,272
International Paper Co.	852,118	36,837,061

		44,133,333

Pharmaceuticals (3.2%)
Elan Corp. PLC ADR – IE (b)	748,674	15,385,251
Eli Lilly & Co.	199,811	12,731,957
Merck & Co., Inc.	200,610	9,097,664
Pfizer, Inc.	671,722	21,468,234

		58,683,106

Railroads (0.6%)
Norfolk Southern Corp.	406,910	10,860,428

Real Estate (1.1%)
Reckson Associates Realty Corp.	361,032	10,004,197
SL Green Realty Corp.	192,840	9,468,444

		19,472,641

Restaurants (0.7%)
McDonald’s Corp.	436,028	11,990,770

Retail (6.2%)
CVS Corp.	168,839	7,069,289
Dollar General Corp.	50,000	965,000
eBay, Inc. (b)	53,332	4,177,496
Federated Department Stores, Inc.	174,163	8,345,891
Home Depot, Inc.	243,107	8,197,568
Target Corp.	972,550	42,403,179
Wal-Mart Stores, Inc.	630,853	33,441,518
Williams-Sonoma, Inc. (b)	290,604	9,441,724

		114,041,665

Retail / Food & Drug (1.8%)
Albertson’s, Inc.	1,374,650	33,527,714

Semiconductors (0.7%)
Micron Technology, Inc. (b)	343,706	4,650,342
Texas Instruments, Inc.	347,850	7,419,641

		12,069,983

Telecommunications (3.2%)
AT&T Wireless Services, Inc. (b)	441,272	6,371,968
Juniper Networks, Inc. (b)	463,611	10,644,509
QUALCOMM, Inc.	75,392	5,208,079
Qwest Communications International, Inc. (b)	3,527,697	13,722,740
SBC Communications, Inc.	330,609	8,377,632
Sprint Corp.	408,510	7,630,967
Telephone & Data Systems, Inc.	91,555	6,949,025

	Shares
	or
	Principal
	Amount	Value
		58,904,920

Tobacco (1.8%)
Altria Group, Inc.	676,581	32,205,256

Transportation (2.0%)
FedEx Corp.	91,249	7,471,468
J.B. Hunt Transport Services, Inc.	516,612	19,843,067
Southwest Airlines Co.	599,578	8,675,894

		35,990,429

Travel (0.5%)
Royal Caribbean Cruises Ltd.	214,260	9,159,615

Utilities (0.4%)
NRG Energy, Inc. (b)	268,034	7,127,024

Waste Disposal (0.8%)
Waste Management, Inc.	528,749	14,878,997

Total Common Stocks		1,807,036,310

Commercial Paper (1.7%)
Financial Services (1.7%)
Countrywide Home Loans, 1.35%, 08/02/04	$31,716,000	31,714,811

Total Commercial Paper		31,714,811

Short-Term Securities Held as Collateral for Securities Lending (5.3%)
Pool of various securities for Gartmore	$97,729,608	97,729,608

Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		97,729,608

Total Investments (Cost $1,873,352,560) (a)-105.6%		1,936,480,729
Liabilities in excess of other assets - (5.6)%		(103,183,744)

NET ASSETS - 100.0%		$1,833,296,985

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$102,776,823
Unrealized depreciation	(39,648,654)

Net unrealized appreciation (depreciation)	$63,128,169

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR   American Depositary Receipt
IE    Ireland

Gartmore Nationwide Leaders Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (97.9%)
Coal (4.0%)
Peabody Energy Corp.	3,168	$177,978

Computer Equipment (5.4%)
Cisco Systems, Inc. (b)	5,950	124,117
International Business Machines Corp.	1,300	113,191

		237,308

Computer Software & Services (3.4%)
Microsoft Corp.	5,200	147,992

Financial Services (15.5%)
CIT Group, Inc.	4,850	168,586
Citigroup, Inc.	4,367	192,541
Countrywide Financial Corp.	1,820	131,222
Goldman Sachs Group, Inc.	2,175	191,813

		684,162

Food & Beverage (2.1%)
Kraft Foods, Inc., Class A	3,000	91,650

Healthcare (1.9%)
Triad Hospitals, Inc. (b)	2,400	81,744

Hotels / Motels (4.7%)
Starwood Hotels & Resorts Worldwide, Inc.	4,629	208,305

Manufacturing (12.1%)
General Electric Co.	4,800	159,600
Ingersoll-Rand Co., Class A	2,477	170,145
International Steel Group (b)	2,900	94,917
Tyco International Ltd.	3,500	108,500

		533,162

Metals (7.5%)
Alcoa, Inc.	5,441	174,275
Phelps Dodge Corp.	2,000	155,880

		330,155

Oil & Gas (14.5%)
Apache Corp.	3,618	168,346
BJ Services Co. (b)	3,780	187,714
ConocoPhillips	2,332	183,692
GlobalSantaFe Corp.	3,500	95,900

		635,652

Pharmaceuticals (9.3%)
Andrx Corp. (b)	5,106	132,450
Elan Corp. ADR – IE (b)	4,300	88,365
Shire Pharmaceuticals Group PLC ADR - GB (b)	3,458	91,914
Valeant Pharmaceuticals International	5,522	96,690

		409,419

Retail (8.0%)
Target Corp.	3,000	130,800
Wal-Mart Stores, Inc.	4,158	220,416

		351,216

	Shares
	or
	Principal
	Amount	Value
Transportation (4.6%)
J.B. Hunt Transport Services, Inc.	5,263	202,152

Travel (4.9%)
Royal Caribbean Cruises Ltd.	5,000	213,750

Total Common Stocks		4,304,645

Repurchase Agreements (3.9%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $166,793 (Fully collateralized by AA Rated Corporate Bonds and Government National Mortgage Association Securities)	$166,776	166,776
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $6,646 (Fully collateralized by AA Rated Corporate Bonds)	6,645	6,645

Total Repurchase Agreements		173,421

Total Investments (Cost $4,268,809) (a) - 101.8%		4,478,066
Liabilities in excess of other assets - (1.8)%		(80,264)

NET ASSETS - 100.0%		$4,397,802

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$329,991
Unrealized depreciation	(120,734)

Net unrealized appreciation (depreciation)	$209,257

      Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR GB IE	American Depositary Receipt United Kingdom Ireland

Gartmore Global Natural Resources Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (100.6%)
Chemicals Specialty (0.9%)
Ashland, Inc.	570	$29,794

Coal Mining (3.2%)
Peabody Energy Corp.	1,800	101,124

Copper Production (2.2%)
Phelps Dodge Corp.	890	69,367

Energy (3.2%)
BJ Services Co. (b)	2,000	99,320

Gold Mining (1.9%)
Newmont Mining Corp.	1,440	58,277

Industrial Gases (1.0%)
Praxair, Inc.	770	30,377

Machinery-Construction & Mining (4.0%)
Bucyrus International, Inc.-Class A (b)	3,400	81,600
Joy Global, Inc.	1,500	44,535

		126,135

Oil & Gas Drilling (6.0%)
GlobalSantaFe Corp.	2,350	64,390
Nabors Industries Ltd. (b)	1,650	76,725
Noble Corp. (b)	800	30,976
Patterson-UTI Energy, Inc.	890	16,225

		188,316

Oil Company-Exploration & Production (16.0%)
Apache Corp.	2,100	97,712
Burlington Resources, Inc.	1,670	63,744
Chesapeake Energy Corp.	2,100	32,235
EnCana Corp.	1,050	46,536
EOG Resources, Inc.	1,520	96,596
Noble Energy Inc.	1,200	66,372
Ultra Petroleum Corp. (b)	790	35,447
XTO Energy, Inc.	2,100	62,790

		501,432

Oil Company-Integrated (36.5%)
BP PLC – ADR - GB	4,500	253,620
ChevronTexaco Corp.	3,200	306,079
ConocoPhillips	2,800	220,556
Exxon Mobil Corp.	3,400	157,420
Royal Dutch Petroleum Co.	4,100	206,230

		1,143,905

Oil Field Services (8.5%)
Halliburton Co.	2,500	79,375
Schlumberger, Ltd.	2,900	186,528

		265,903

Oil Refining & Marketing (0.5%)
Sunoco, Inc.	230	15,679

Paper & Related Products (4.9%)
Georgia-Pacific Corp.	1,700	57,120

	Shares
	or
	Principal
	Amount	Value
International Paper Co.	2,200	95,106

		152,226

Pipelines (3.6%)
Enbridge, Inc.	1,200	45,408
Questar Corp.	600	24,588
The Williams Cos., Inc.	3,500	42,525

		112,521

Raw Materials (6.1%)
Alcoa, Inc.	4,500	144,135
Vulcan Materials Co.	1,000	47,620

		191,755

Steel Production (2.1%)
International Steel Group, Inc. (b)	2,060	67,424

Total Common Stocks		3,153,555

Repurchase Agreement (0.1%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $150 (Fully collateralized by AA Rated Corporate Bonds)	150	150
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $3,771 (Fully collateralized by U.S. Agency Securities)	3,771	3,771
Total Repurchase Agreement		3,921

Total Investments (Cost $3,047,948) (a) - 100.7%		3,157,476
Liabilities in excess of other assets - (0.7)%		(20,941)

NET ASSETS - 100.0%		$3,136,535

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$127,617
Unrealized depreciation	(18,089)

Net unrealized appreciation (depreciation)	$109,528

      Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-incoming producing security.

ADR GB	American Depositary Receipt Great Britain

Gartmore S&P 500 Index Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.5%)
Advertising Services (0.0%)
Interpublic Group of Cos., Inc. (The) (b)	62,178	$795,257

Aerospace & Defense (1.7%)
Boeing Co. (The)	130,471	6,621,403
General Dynamics Corp.	30,931	3,056,601
Goodrich Corp.	17,051	551,259
Lockheed Martin Corp.	71,022	3,763,456
Northrop Grumman Corp.	55,176	2,902,258
Raytheon Co.	69,087	2,317,869
Rockwell Collins, Inc.	27,541	942,453
United Technologies Corp.	80,128	7,491,968

		27,647,267

Agriculture (0.1%)
Monsanto Co.	40,990	1,486,297

Airlines (0.3%)
Delta Air Lines, Inc. (b)	33,081	171,690
FedEx Corp.	45,902	3,758,456
Southwest Airlines Co.	123,176	1,782,357

		5,712,503

Analytical Instruments (0.1%)
Applera Corp.-Applied Biosystems Group	31,471	651,135
Waters Corp. (b)	18,571	814,895

		1,466,030

Apparel (0.2%)
Nike, Inc., Class B	39,836	2,896,475
Reebok International Ltd.	9,175	312,501

		3,208,976

Apparel & Accessories (0.1%)
Liz Claiborne, Inc.	15,811	572,200
V.F. Corp.	17,106	855,471

		1,427,671

Appliance and Household Durable (0.1%)
Maytag Corp.	12,265	251,433
Newell Rubbermaid, Inc.	40,342	871,387

		1,122,820

Auto Parts & Equipment (0.3%)
AutoNation, Inc. (b)	41,691	672,059
Dana Corp.	23,201	447,547
Delphi Automotive Systems Corp.	87,333	830,537
Genuine Parts Co.	27,216	1,026,860
Ingersoll Rand Co.	23,826	1,636,607
Snap-On, Inc.	9,070	291,238

		4,904,848

	Shares
	or
	Principal
	Amount	Value
Automobiles (0.6%)
Ford Motor Co.	285,396	4,201,029
General Motors Corp.	88,056	3,798,736
PACCAR, Inc.	27,396	1,642,664
Visteon Corp.	19,887	204,438

		9,846,867

Banks (6.4%)
AmSouth Bancorp.	54,952	1,347,973
Bank of America Corp.	317,853	27,020,683
Bank of New York Co., Inc.	116,344	3,342,563
BB&T Corp.	87,473	3,387,829
Charter One Financial, Inc.	37,151	1,649,876
Fifth Third Bancorp.	86,004	4,245,157
Huntington Bancshares, Inc.	35,720	873,711
J.P. Morgan Chase & Co.	555,601	20,740,585
KeyCorp.	63,772	1,924,639
M&T Bank Corp.	18,461	1,721,119
Mellon Financial Corp.	65,322	1,795,049
National City Corp.	110,153	4,020,585
North Fork Bancorp, Inc.	26,901	1,050,484
Northern Trust Corp.	35,936	1,442,112
PNC Bank Corp.	43,801	2,216,331
Regions Financial Corp.	71,908	2,134,941
SouthTrust Corp.	51,252	1,988,065
State Street Corp.	52,277	2,237,978
SunTrust Banks, Inc.	45,226	2,982,655
Synovus Financial Corp.	44,617	1,136,395
U.S. Bancorp	295,503	8,362,735
Wachovia Corp.	204,992	9,083,196
Zions Bancorp	13,920	842,160

		105,546,821

Beverages / Alcoholic (0.5%)
Adolph Coors Co., Class B	5,770	396,745
Anheuser-Busch Cos., Inc.	122,634	6,364,705
Brown-Forman Corp., Class B	18,971	882,341

		7,643,791

Beverages / Soft Drink (2.0%)
Coca-Cola Co.	375,317	16,461,403
Coca-Cola Enterprises, Inc.	70,657	1,441,403
Pepsi Bottling Group, Inc. (The)	40,121	1,117,370
PepsiCo, Inc.	262,774	13,138,700

		32,158,876

Biotechnology (0.1%)
Chiron Corp. (b)	26,281	1,204,458

Broadcast Media / Cable Television (0.8%)
Clear Channel Communications, Inc.	96,700	3,452,190
Comcast Corp. Special, Class A (b)	39,600	1,061,280
Comcast Corp., Class A (b)	309,975	8,493,315

		13,006,785

Business Services (0.3%)
Cintas Corp.	23,901	1,002,886
Compuware Corp. (b)	55,507	274,205
Convergys Corp. (b)	22,382	296,338
Monster Worldwide, Inc. (b)	17,031	376,215
NCR Corp. (b)	14,445	670,681
Pitney Bowes, Inc.	35,996	1,519,031

		4,139,356

	Shares
	or
	Principal
	Amount	Value
Chemicals (0.2%)
Great Lakes Chemical Corp.	6,935	166,301
Millipore Corp. (b)	6,625	349,071
Praxair, Inc.	50,632	1,997,433
Sigma Aldrich Corp.	11,825	679,228

		3,192,033

Chemicals/Diversified (1.2%)
Air Products & Chemicals, Inc.	35,266	1,825,016
Dow Chemical Co.	145,990	5,823,541
E.I. du Pont de Nemours and Co.	155,650	6,672,716
Eastman Chemical Co.	11,560	516,501
Engelhard Corp.	19,391	570,095
Hercules, Inc. (b)	16,021	189,208
Occidental Petroleums Corp.	61,027	3,006,800
Rohm & Haas Co.	32,877	1,288,778

		19,892,655

Communications Equipment (1.6%)
CIENA Corp. (b)	64,808	182,759
Citizens Communications Co. (b)	38,436	553,478
Corning, Inc. (b)	203,222	2,511,824
JDS Uniphase Corp. (b)	237,654	819,906
Motorola, Inc.	363,528	5,791,001
Tellabs, Inc. (b)	74,052	659,803
Verizon Communications, Inc.	431,880	16,644,656

		27,163,427

Computer Equipment (1.8%)
American Power Conversion Corp.	31,231	471,588
Dell Computer Corp. (b)	388,158	13,767,964
EMC Corp. (b)	379,987	4,168,457
Gateway, Inc. (b)	49,262	221,679
Hewlett Packard Co.	475,390	9,579,109
Network Appliance, Inc. (b)	53,684	1,036,638

		29,245,435

Computer Integrated Systems Design (0.1%)
Avaya, Inc. (b)	66,519	974,503

Computer Software & Services (6.9%)
Adobe Systems, Inc.	36,521	1,540,456
Affiliated Computer Services, Inc., Class A (b)	20,541	1,066,078
Automatic Data Processing, Inc.	91,778	3,852,840
BMC Software, Inc. (b)	34,756	544,974
Cisco Systems, Inc. (b)	1,044,209	21,782,201
Citrix Systems, Inc. (b)	26,471	466,419
Computer Associates International, Inc.	90,938	2,295,275
Electronic Data Systems Corp.	75,562	1,396,386
First Data Corp.	135,652	6,051,436
Fiserv, Inc. (b)	30,266	1,036,913
Intuit, Inc. (b)	31,231	1,169,289
Mercury Interactive Corp. (b)	15,820	578,379
Microsoft Corp.	1,659,789	47,237,596
Novell, Inc. (b)	60,072	410,892
NVIDIA Corp. (b)	23,661	364,379
Oracle Corp. (b)	803,738	8,447,286
Parametric Technology Corp. (b)	40,551	184,102
PeopleSoft, Inc. (b)	57,412	1,034,564
Siebel Systems, Inc. (b)	78,103	629,510
Sun Microsystems, Inc. (b)	505,382	1,996,259
Sungard Data Systems, Inc. (b)	45,251	1,054,801
Symantec Corp. (b)	48,462	2,266,083
Symbol Technologies, Inc.	36,136	473,020
Unisys Corp. (b)	51,762	530,043

	Shares
	or
	Principal
	Amount	Value
VERITAS Software Corp. (b)	67,151	1,279,898
Yahoo!, Inc. (b)	204,948	6,312,398

		114,001,477

Computers / Hardware (1.6%)
Apple Computer, Inc. (b)	60,237	1,948,065
International Business Machines Corp.	261,410	22,760,968
Lexmark International, Inc. (b)	20,201	1,787,789

		26,496,822

Conglomerates (1.0%)
Illinois Tool Works, Inc.	45,047	4,077,654
ITT Industries, Inc.	14,830	1,185,659
Johnson Controls, Inc.	29,286	1,653,195
Tyco International Ltd.	310,000	9,610,000

		16,526,508

Construction & Building Materials (0.3%)
Centex Corp.	18,781	796,690
Fluor Corp.	12,985	591,467
KB Home	8,915	571,006
Pulte Corp.	19,691	1,075,719
Sherwin Williams Co.	22,286	899,909
Vulcan Materials Co.	15,876	756,015

		4,690,806

Construction & Housing (0.1%)
Masco Corp.	68,327	2,066,208

Construction Machinery (0.2%)
Caterpillar, Inc.	53,632	3,941,416

Consumer Durable (0.3%)
Black & Decker Corp.	12,265	857,446
Danaher Corp.	46,647	2,362,671
Fortune Brands, Inc.	22,786	1,644,693
Whirlpool Corp.	10,725	669,669

		5,534,479

Consumer Finance (2.2%)
Citigroup, Inc.	806,288	35,549,238

Consumer Non-Cyclical (2.6%)
Alberto Culver Co., Class B	11,920	555,710
Avon Products, Inc.	71,717	3,084,548
Clorox Co. (The)	33,086	1,646,690
Colgate-Palmolive Co.	79,908	4,251,106
Ecolab, Inc.	39,911	1,217,286
Gillette Co. (The)	155,440	6,059,051
International Flavor and Fragrances, Inc.	14,340	523,984
Kimberly-Clark Corp.	78,087	5,003,034
Pall Corp.	19,291	446,972
Procter & Gamble Co.	394,174	20,556,174

		43,344,555

Containers (0.1%)
Ball Corp.	8,765	632,657
Bemis Co., Inc.	16,696	442,110
Sealed Air Corp. (b)	13,097	621,322

		1,696,089

Credit Reporting Services (0.1%)
Moody’s, Corp.	23,301	1,586,798

	Shares
	or
	Principal
	Amount	Value
Data Processing & Reproduction (0.1%)
Computer Sciences Corp. (b)	27,681	1,307,927

Distribution (0.2%)
SYSCO Corp.	97,533	3,360,012

Drug Delivery Systems (0.0%)
Hospira Inc. (b)	24,346	630,805

Drugs (6.1%)
Amerisource Bergen Corp.	15,826	855,554
Amgen Corp. (b)	196,348	11,168,274
Biogen, Inc. (b)	52,872	3,172,320
Eli Lilly & Co.	174,491	11,118,567
Express Scripts, Inc. (b)	13,560	889,536
Forest Laboratories, Inc. (b)	55,632	2,797,733
Genzyme Corp. (b)	36,651	1,879,463
Gilead Sciences, Inc. (b)	33,300	2,152,512
Medimmune, Inc. (b)	37,861	872,317
Merck & Co., Inc.	346,176	15,699,082
Mylan Laboratories, Inc.	41,051	608,376
Pfizer, Inc.	1,170,834	37,419,855
Schering Plough Corp.	222,727	4,334,267
Wyeth	207,872	7,358,669

		100,326,525

Educational Services (0.1%)
Apollo Group, Inc. (b)	28,026	2,341,572

Electrical Equipment (3.9%)
Agilent Technologies, Inc. (b)	75,063	1,787,250
Cooper Industries Ltd., Class A	14,430	820,634
Eaton Corp.	22,416	1,448,970
Emerson Electric Co.	65,782	3,992,967
General Electric Co.	1,645,532	54,713,940
Grainger (W.W.), Inc.	13,425	710,854
Rockwell International Corp.	28,676	1,072,769

		64,547,384

Electronics (2.8%)
Altera Corp. (b)	58,282	1,213,431
Applied Micro Circuits Corp. (b)	48,562	174,823
Broadcom Corp., Class A (b)	45,331	1,602,904
Intel Corp.	993,138	24,212,705
Jabil Circuit, Inc. (b)	27,141	590,317
KLA-Tencor Corp. (b)	32,121	1,323,706
Linear Technology Corp.	50,167	1,961,530
LSI Logic Corp. (b)	58,482	297,673
Maxim Integrated Products, Inc.	51,214	2,463,394
Molex, Inc.	29,521	854,928
National Semiconductor Corp. (b)	55,777	956,576
PMC-Sierra, Inc. (b)	27,811	330,395
QLogic Corp. (b)	14,445	353,180
RadioShack Corp.	24,971	697,939
Sanmina Corp. (b)	81,239	596,294
Solectron Corp. (b)	130,676	718,718
Tektronix, Inc.	13,195	401,128
Teradyne, Inc. (b)	29,501	504,467
Texas Instruments, Inc.	269,159	5,741,162
Thomas & Betts Corp.	8,975	236,043
Xilinx, Inc.	51,322	1,510,406

	Shares
	or
	Principal
	Amount	Value
		46,741,719

Entertainment (0.7%)
Electronic Arts, Inc. (b)	47,707	2,391,552
International Game Technology	55,632	1,799,139
Walt Disney Co. (The)	319,940	7,387,414

		11,578,105

Farm Machinery (0.2%)
Deere & Co.	39,746	2,496,446

Financial (3.3%)
American Express Co.	197,857	9,942,314
Bear Stearns Cos., Inc.	14,267	1,190,153
Capital One Financial Corp.	35,486	2,459,890
Charles Schwab Corp.	212,187	1,863,002
Comerica, Inc.	26,326	1,539,281
Countrywide Credit Industries, Inc.	43,596	3,143,272
Fannie Mae	149,975	10,642,226
Federated Investors, Inc.	14,911	419,148
Golden West Financial Corp.	23,711	2,534,943
Goldman Sachs Group, Inc.	74,372	6,558,867
Lehman Brothers Holdings, Inc.	43,201	3,028,390
MBNA Corp.	196,547	4,852,745
Providian Financial Corp. (b)	44,866	620,945
Washington Mutual, Inc.	134,832	5,231,482

		54,026,658

Financial Services (1.5%)
AMBAC Financial Group, Inc.	16,601	1,180,497
E*TRADE Financial Corp. (b)	56,222	622,378
First Horizon National Corp.	19,291	836,265
H&R Block, Inc.	27,236	1,338,105
Janus Capital Group, Inc.	37,331	495,009
Marshall & Ilsley Corp.	34,666	1,331,521
SLM Corp.	68,222	2,586,978
Sovereign Bancorp, Inc.	52,600	1,145,102
Wells Fargo Co.	263,064	15,102,504

		24,638,359

Food & Related (2.1%)
Altria Group, Inc.	319,743	15,219,767
Archer-Daniels Midland Co.	101,343	1,563,722
Campbell Soup Co.	64,032	1,638,579
ConAgra, Inc.	82,428	2,143,128
General Mills, Inc.	58,362	2,620,454
H.J. Heinz Co.	54,757	2,019,986
Hershey Foods Corp.	40,422	1,958,042
Kellogg Co.	63,842	2,659,658
McCormick & Co.	21,346	763,546
Sara Lee Corp.	122,899	2,698,862
Wrigley (WM) Jr. Co.	35,056	2,117,382

		35,403,126

Furniture & Home Furnishings (0.0%)
Leggett & Platt, Inc.	29,901	808,822

Healthcare (5.7%)
Abbott Laboratories	242,363	9,536,984
Allergan, Inc.	19,716	1,491,318
Bard (C.R.), Inc.	16,186	893,467
Bausch & Lomb, Inc.	8,245	507,810
Baxter International, Inc.	90,273	2,714,509
Becton Dickinson & Co.	39,386	1,860,201

	Shares
	or
	Principal
	Amount	Value
Biomet, Inc.	39,451	1,735,449
Boston Scientific Corp. (b)	127,554	4,880,216
Bristol-Myers Squibb Co.	303,140	6,941,906
Cardinal Health, Inc.	63,797	2,838,967
Guidant Corp.	49,067	2,714,386
HCA, Inc.	75,533	2,919,350
Health Management Associates, Inc.,	37,741	757,084
Class A Humana, Inc. (b)	25,161	455,666
Johnson & Johnson Co.	456,825	25,248,718
King Pharmaceuticals, Inc. (b)	34,923	394,281
Manor Care, Inc.	13,820	431,875
McKesson HBOC, Inc.	42,547	1,368,737
Medco Health Solutions, Inc. (b)	42,226	1,279,448
Medtronic, Inc.	188,206	9,348,192
Quest Diagnostics, Inc.	15,786	1,295,715
St. Jude Medical, Inc. (b)	25,011	1,703,999
Stryker Corp.	62,177	2,964,599
Tenet Healthcare Corp. (b)	72,587	811,523
UnitedHealth Group, Inc.	98,193	6,176,340
Watson Pharmaceutical, Inc. (b)	16,406	413,595
Wellpoint Health Networks, Inc. (b)	22,326	2,257,159

		93,941,494

Hotels & Casinos (0.0%)
Harrah’s Entertainment, Inc.	17,521	814,551

Hotels / Motels (0.5%)
Cendant Corp.	159,045	3,638,950
Hilton Hotels Corp.	59,687	1,064,219
Marriott International, Inc., Class A	37,081	1,809,553
Starwood Hotels & Resorts Worldwide, Inc.	32,024	1,441,080

		7,953,802

Industrial Diversified (0.1%)
Parker Hannifin Corp.	17,156	984,411
Thermo Electron Corp. (b)	25,876	665,531

		1,649,942

Insurance (4.4%)
ACE Ltd.	40,511	1,644,341
Aetna, Inc.	24,321	2,086,742
Allstate Corp. (The)	109,714	5,165,335
American International Group, Inc.	406,266	28,702,694
Anthem, Inc. (b)	22,475	1,853,513
AON Corp.	47,927	1,267,190
Chubb Corp. (The)	28,381	1,952,045
CIGNA Corp.	21,461	1,330,797
Cincinnati Financial Corp.	26,271	1,047,687
Hartford Financial Services Group, Inc.	43,571	2,836,472
Lincoln National Corp.	27,836	1,216,433
Loews Corp.	28,871	1,634,965
MBIA, Inc.	22,476	1,213,254
MetLife, Inc.	114,379	4,079,899
MGIC Investment Corp.	15,060	1,069,260
Principal Financial Group, Inc.	49,807	1,692,940
Progressive Corp. (The)	33,821	2,591,365
Prudential Financial, Inc.	82,043	3,819,922
SAFECO Corp.	21,751	1,023,602
St. Paul Cos., Inc.	104,015	3,855,836
Torchmark Corp.	17,331	906,065
UnumProvident Corp.	40,849	651,542
XL Capital Ltd., Class A	20,546	1,452,191

	Shares
	or
	Principal
	Amount	Value
		73,094,090

Insurance / Life (0.3%)
AFLAC, Inc.	79,113	3,136,039
Jefferson-Pilot Corp.	21,761	1,048,445

		4,184,484

Insurance Brokers (0.2%)
Marsh & McLennan Cos., Inc.	75,193	3,337,065

Investment Management (1.1%)
Franklin Resources, Inc.	38,971	1,880,351
Merrill Lynch & Co.	149,795	7,447,807
Morgan Stanley Dean Witter & Co.	171,342	8,452,301
T. Rowe Price Group, Inc.	20,691	956,338

		18,736,797

Leisure Products (0.4%)
Brunswick Corp.	14,640	571,399
Carnival Corp.	94,163	4,388,937
Hasbro, Inc.	27,521	500,057
Mattel, Inc.	61,923	1,084,891

		6,545,284

Manufacturing (1.3%)
3M Co.	120,789	9,948,182
American Standard Cos., Inc. (b)	33,216	1,258,554
Crane Co.	9,325	259,422
Cummins, Inc.	6,100	423,523
Dover Corp.	31,656	1,256,110
Honeywell International, Inc.	133,169	5,008,486
Power-One, Inc. (b)	11,690	102,521
PPG Industries, Inc.	26,706	1,574,319
Stanley Works (The)	12,780	541,872
Textron, Inc.	21,446	1,314,640

		21,687,629

Medical Equipment & Supplies (0.0%)
PerkinElmer, Inc.	16,896	297,032

Medical Products (0.2%)
Zimmer Holdings, Inc. (b)	36,546	2,788,825

Metals & Mining (0.6%)
Alcoa, Inc.	134,226	4,299,259
Freeport-McMoRan Copper & Gold, Inc.	29,806	1,038,739
Newmont Mining Corp.	70,632	2,858,477
Phelps Dodge Corp.	15,343	1,195,833

		9,392,308

Mortgage / Asset Backed Obligations (0.4%)
Freddie Mac	107,338	6,902,907

Motor Vehicles (0.2%)
Harley-Davidson, Inc.	45,927	2,749,649
Navistar International Corp. (b)	12,820	460,879

		3,210,528

Multimedia (1.3%)
Time Warner, Inc. (b)	710,893	11,836,368
Viacom, Inc., Class A	100	3,405
Viacom, Inc., Class B	270,074	9,071,786

		20,911,559

	Shares
	or
	Principal
	Amount	Value
Natural Gas (0.1%)
NICOR, Inc.	6,705	222,003
People’s Energy Corp.	5,575	217,425
Sempra Energy	31,981	1,143,320

		1,582,748

Office Equipment & Supplies (0.2%)
Avery Dennison Corp.	16,516	1,000,374
Xerox Corp. (b)	118,854	1,647,317

		2,647,691

Oil & Gas (5.7%)
Amerada Hess Corp.	15,420	1,285,257
Apache Corp.	50,724	2,360,188
Ashland, Inc.	11,625	607,639
BJ Services Co. (b)	27,746	1,377,866
ChevronTexaco Corp.	166,828	15,957,098
ConocoPhillips	106,891	8,419,804
Devon Energy Corp.	37,354	2,595,729
El Paso Corp.	98,413	776,479
EOG Resources, Inc.	20,441	1,299,026
Exxon Mobil Corp.	1,019,661	47,210,304
KeySpan Corp.	24,991	899,426
Kinder Morgan, Inc.	19,776	1,186,758
Marathon Oil Corp.	49,302	1,857,206
Nabors Industries Ltd. (b)	26,177	1,217,231
Noble Corp. (b)	23,031	891,760
Rowan Cos., Inc. (b)	15,986	390,378
Sunoco, Inc.	11,560	788,045
Transocean Sedco Forex, Inc. (b)	48,807	1,386,119
Unocal Corp.	41,116	1,593,656
Valero Energy Corp.	20,996	1,573,020
Williams Cos., Inc. (The)	81,038	984,612

		94,657,601

Oil Equipment & Services (1.0%)
Anadarko Petroleum Corp.	39,038	2,334,082
Baker Hughes, Inc.	50,747	2,045,104
Burlington Resources, Inc.	61,862	2,361,273
Dynegy, Inc., Class A (b)	59,072	248,102
Halliburton Co.	66,862	2,122,869
Kerr-Mcgee Corp.	23,055	1,210,388
Schlumberger Ltd.	87,468	5,625,941

		15,947,759

Paper & Forest Products (0.6%)
Boise Cascade Corp.	13,210	426,023
Georgia-Pacific Corp.	39,154	1,315,574
International Paper Co.	75,658	3,270,696
Louisiana-Pacific Corp.	16,996	402,465
MeadWestvaco Corp.	31,447	939,007
Pactiv Corp. (b)	23,836	562,053
Temple Inland, Inc.	8,655	590,704
Weyerhaeuser Co.	36,601	2,269,262

		9,775,784

Pharmacy Services (0.1%)
Caremark Rx, Inc. (b)	71,120	2,169,160

Photographic (0.1%)
Eastman Kodak Co.	43,446	1,150,885

Pollution Control (0.2%)

	Shares
	or
	Principal
	Amount	Value
Allied Waste Industries, Inc. (b)	40,007	369,665
Waste Management, Inc.	90,513	2,547,036

		2,916,701

Printing & Publishing (0.7%)
Dow Jones & Company, Inc.	12,580	533,140
Gannett Co., Inc.	42,276	3,514,827
Knight-Ridder, Inc.	12,275	807,572
McGraw-Hill Cos., Inc. (The)	29,601	2,221,851
Meredith Corp.	7,835	414,315
New York Times Co., Class A	23,606	982,010
R.R. Donnelley & Sons Co.	32,806	1,041,262
Tribune Co.	47,709	2,025,247

		11,540,224

Railroads (0.4%)
Burlington Northern Santa Fe Corp.	57,852	2,052,589
CSX Corp.	33,506	1,048,738
Norfolk Southern Corp.	61,137	1,631,747
Union Pacific Corp.	39,216	2,209,429

		6,942,503

Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co.	14,340	458,450
Equity Office Properties Trust	62,282	1,616,218
Equity Residential Property Trust	43,711	1,291,660
Plum Creek Timber Co, Inc.	28,561	896,244
ProLogis Trust	27,551	937,836
Simon Property Group, Inc.	29,961	1,546,287

		6,746,695

Restaurants (0.5%)
Darden Restaurants, Inc.	25,076	534,871
McDonald’s Corp.	196,341	5,399,377
Wendy’s International, Inc.	17,236	616,532
YUM! Brands, Inc.	44,981	1,726,821

		8,277,601

Retail (5.8%)
AutoZone, Inc. (b)	14,010	1,081,572
Bed Bath & Beyond, Inc. (b)	48,602	1,720,025
Best Buy Co., Inc.	50,777	2,445,420
Big Lots, Inc. (b)	17,951	219,720
Circuit City Stores, Inc.	30,636	431,968
Costco Wholesale Corp.	72,757	2,958,300
CVS Corp.	61,967	2,594,558
Dillards, Inc., Class A	12,990	296,042
Dollar General Corp.	49,197	949,502
Family Dollar Stores, Inc.	26,306	732,885
Federated Department Stores, Inc.	28,651	1,372,956
Gap, Inc. (The)	139,920	3,176,184
Home Depot, Inc.	343,967	11,598,567
J.C. Penney Co., Inc.	42,781	1,711,240
Jones Apparel Group, Inc.	19,691	735,459
Kohl’s Corp. (b)	52,997	2,425,143
Limited, Inc. (The)	65,828	1,345,524
Lowe’s Companies, Inc.	118,499	5,773,271
May Department Stores Co. (The)	45,356	1,203,295
Nordstrom, Inc.	21,346	937,089
Office Depot, Inc. (b)	48,762	799,697
Sears, Roebuck & Co.	35,146	1,289,155
Staples, Inc.	77,348	2,233,810
Starbucks Corp. (b)	62,962	2,956,696
Target Corp.	139,990	6,103,564
Tiffany & Co.	22,586	807,450

	Shares
	or
	Principal
	Amount	Value
TJX Cos., Inc.	76,968	1,806,439
Toys “R” Us, Inc. (b)	30,401	500,400
Wal-Mart Stores, Inc.	657,982	34,879,626

		95,085,557

Retail / Food & Drug (0.7%)
Albertson’s, Inc.	61,861	1,508,790
Kroger Co. (b)	115,809	1,829,782
Safeway, Inc. (b)	66,282	1,400,539
Supervalu, Inc.	18,531	529,245
Walgreen Co.	159,125	5,792,150
Winn-Dixie Stores, Inc.	17,966	113,545

		11,174,051

Semiconductors (0.6%)
Advanced Micro Devices, Inc. (b)	55,142	688,724
Analog Devices, Inc.	56,957	2,261,193
Applied Materials, Inc. (b)	260,719	4,424,401
Micron Technology, Inc. (b)	95,168	1,287,623
Novellus Systems, Inc. (b)	25,621	691,767

		9,353,708

Services (1.2%)
Autodesk, Inc.	19,431	781,126
Deluxe Corp.	7,735	340,727
eBay, Inc. (b)	101,138	7,922,139
Equifax, Inc.	21,351	514,986
Exelon Corp.	103,098	3,598,119
IMS Health, Inc.	36,574	886,554
Omnicom Group, Inc.	29,391	2,116,740
Paychex, Inc.	57,052	1,752,067
Robert Half International, Inc.	26,706	742,961
Ryder System, Inc.	9,705	416,345
Sabre Holdings, Inc.	21,673	553,312

		19,625,076

Steel (0.1%)
Allegheny Teledyne, Inc.	12,675	254,134
Nucor Corp.	13,365	1,117,983
United States Steel Corp.	19,931	760,168
Worthington Industries, Inc.	13,505	276,582

		2,408,867

Telecommunications (3.3%)
ADC Telecommunications, Inc. (b)	123,392	296,141
ALLTEL Corp.	48,067	2,499,484
Andrew Corp. (b)	25,046	271,749
AT&T Corp.	128,100	1,934,310
AT&T Wireless Services, Inc. (b)	425,128	6,138,848
BellSouth Corp.	286,024	7,748,390
CenturyTel, Inc.	21,676	671,739
Comverse Technology, Inc. (b)	34,306	585,260
Lucent Technologies, Inc. (b)	656,532	2,002,423
Nextel Communications, Inc. (b)	172,576	3,927,830
QUALCOMM, Inc.	125,289	8,654,964
Qwest Communications International, Inc. (b)	278,230	1,082,315
SBC Communications, Inc.	516,318	13,083,498
Scientific-Atlanta, Inc.	23,916	735,417
Sprint Corp.	220,242	4,114,121
Univision Communications, Inc., Class A (b)	49,217	1,425,816

		55,172,305

Tire & Rubber (0.0%)
Cooper Tire & Rubber Co.	13,745	322,320

	Shares
	or
	Principal
	Amount	Value
Goodyear Tire & Rubber Co. (b)	26,421	289,310

		611,630

Tobacco (0.1%)
R.J. Reynolds Tobacco	14,595	1,050,110
UST, Inc.	25,781	978,389

		2,028,499

Trucking (0.8%)
United Parcel Service, Inc., Class B	173,616	12,493,407

Utilities (2.3%)
AES Corp. (The) (b)	90,893	877,117
Allegheny Energy, Inc. (b)	24,496	363,521
Ameren Corp.	24,556	1,097,408
American Electric Power Co., Inc.	61,697	1,919,394
Calpine Corp. (b)	83,542	322,472
Centerpoint Energy, Inc.	47,942	556,607
Cinergy Corp.	26,736	1,022,652
CMS Energy Corp. (b)	16,956	153,113
Consolidated Edison, Inc.	40,526	1,660,350
Constellation Energy Group, Inc.	26,286	1,013,325
Dominion Resources, Inc.	49,494	3,140,888
DTE Energy Co.	24,291	975,769
Duke Energy Corp.	142,517	3,064,115
Edison International	50,632	1,356,938
Entergy Corp.	37,776	2,172,120
FirstEnergy Corp.	51,400	2,009,740
FPL Group, Inc.	28,566	1,923,349
NiSource, Inc.	37,858	783,661
PG&E Corp. (b)	65,372	1,865,717
Pinnacle West Capital Corp.	14,125	572,063
PPL Corp.	24,331	1,127,742
Progress Energy, Inc.	38,451	1,620,325
Public Service Enterprise Group, Inc.	36,511	1,423,929
Southern Co.	114,949	3,365,706
TECO Energy, Inc.	29,381	379,015
TXU Corp.	51,722	2,051,295
Xcel Energy, Inc.	62,287	1,065,108

		37,883,439

Total Common Stock		1,591,068,720

Repurchase Agreements (3.2%)
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $2,023,908, (Fully collateralized by AA Rated Corporate Bonds)	$2,023,701	2,023,701
Nomura Securities, 1.23%, dates 07/30/04, due 08/02/04, repurchase price $50,793,643, (Fully collateralized by AA Rates Corporate Bonds and Government National Mortgage Association Securities)	50,788,437	50,788,437
Total Repurchase Agreement		52,812,138

Short-Term Securities Held as Collateral for Securities Lending (2.9%)
Pool of various securities for Gartmore	$47,851,485	47,851,485

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		47,851,485

	Shares
	or
	Principal
	Amount	Value
Total Investments (Cost $1,659,323,218) (a) - 102.6%		1,691,732,343
Other liabilities in excess of assets — (2.6%)		(43,304,979)

NET ASSETS - 100.0%		$1,648,427,364

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$126,440,318
Unrealized depreciation	(94,031,193)

Net unrealized appreciation (depreciation)	$32,409,125

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

At July 31, 2004 the Fund’s open long futures contracts were as follows:

				Unrealized
			Market Value	Appreciation
Number of Contracts	Long Contracts	Expiration	Covered by Securities	(Depreciation)
204	S&P500	09/17/04	$56,156,100	($597,863)

Gartmore Small Cap Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (99.2%)
Aerospace/Defense Equipment (1.1%)
AAR Corp. (b)	12,149	$126,350
United Defense Industries, Inc. (b)	3,912	135,550

		261,900

Airlines (1.2%)
Alaska Air Group, Inc. (b)	3,565	74,259
America West Holdings Corp., Class B (b)	6,472	39,350
Atlantic Coast Airlines Holdings, Inc. (b)	33,055	121,312
Continental Airlines, Inc., Class B (b)	7,896	70,985

		305,906

Apparel (0.3%)
Kellwood Co.	1,970	79,096

Appliances (0.6%)
York International Corp.	3,933	139,936

Auto Parts & Equipment (1.4%)
ArvinMeritor, Inc.	5,038	100,105
CSK Auto Corp. (b)	7,458	103,293
Wabash National Corp. (b)	4,992	144,169

		347,567

Banking (8.0%)
ABC Bancorp	5,238	91,875
Colonial Bancgroup, Inc.	7,153	137,981
Dime Community Bancshares	6,523	108,412
First Commonwealth Financial Corp.	5,490	70,217
First Republic Bank	2,429	105,176
Franklin Bank Corp. (b)	7,839	123,543
Greater Bay Bancorp	4,440	116,994
Hudson United Bancorp	2,983	102,168
IndyMac Bancorp, Inc.	4,101	136,235
MAF Bancorp, Inc.	3,335	133,900
NBT Bancorp, Inc.	4,691	102,029
Oriental Financial Group, Inc.	4,143	105,439
Provident Bankshares Corp.	5,408	161,644
Sierra Bancorp	4,640	77,720
Signature Bank (b)	5,398	134,842
Southwest Bancorp of Texas, Inc.	2,966	60,358
The Bancorp Bank (b)	5,613	99,575
Western Sierra Bancorp (b)	2,470	82,622

		1,950,730

Beverages (0.2%)
Coca-Cola Bottling Consolidated	1,069	60,602

Building Materials (0.9%)
Hovnanian Enterprises, Inc., Class A (b)	2,618	81,237
RPM, Inc.	10,101	152,020

		233,257

Business Equipment & Services (0.7%)
Ciber, Inc. (b)	15,373	115,298
John H. Harland Co.	1,600	45,296

	Shares
	or
	Principal
	Amount	Value
Per-Se Technologies, Inc. (b)	1,600	22,480

		183,074

Capital Goods (0.4%)
Kennametal, Inc.	2,252	99,088

Casino Hotels (0.7%)
MTR Gaming Group, Inc. (b)	18,788	182,431

Chemicals (2.1%)
Cytec Industries, Inc.	2,046	95,344
Great Lakes Chemical Corp.	5,665	135,847
Hercules, Inc. (b)	24,861	293,608

		524,799

Coal (0.6%)
Peabody Energy Corp.	2,500	140,450

Communication Equipment (0.6%)
Powerwave Technologies, Inc (b)	25,820	143,043

Computer Software & Services (8.8%)
Borland Software Corp. (b)	21,171	175,084
Citadel Security Software, Inc. (b)	14,472	33,286
Digitas, Inc. (b)	16,642	111,335
E.piphany, Inc. (b)	78,150	312,599
Eresearch Technology, Inc. (b)	2,000	49,820
Hutchinson Technology, Inc. (b)	2,300	51,221
JDA Software Group, Inc. (b)	6,257	66,637
ManTech International Corp. (b)	5,889	84,213
Mentor Graphics Corp. (b)	5,891	69,514
Mercury Computer Systems, Inc. (b)	4,196	99,907
Neoware Systems, Inc. (b)	14,592	98,204
NetIQ Corp. (b)	28,269	269,404
NVIDIA Corp. (b)	5,055	77,847
Omicell, Inc. (b)	9,600	140,160
Retek, Inc. (b)	17,439	70,802
Siebel Systems, Inc. (b)	13,039	105,094
Synnex Corp. (b)	10,320	155,316
Take-Two Interactive Software, Inc. (b)	5,707	178,743

		2,149,186

Consulting Services (1.6%)
Bearingpoint, Inc. (b)	27,461	226,828
Gartner, Inc., Class A (b)	13,895	174,382

		401,210

Consumer Goods & Services (1.9%)
Alderwoods Group, Inc. (b)	3,000	26,655
American Woodmark Corp.	2,321	132,088
Crown Holdings, Inc. (b)	8,231	83,462
Department 56, Inc. (b)	8,598	132,582
K2, Inc. (b)	6,757	96,287

		471,074

Cosmetics (0.5%)
Elizabeth Arden, Inc. (b)	6,520	128,248

Drugs (0.9%)
Guilford Pharmaceuticals, Inc. (b)	28,100	116,615
Incyte Pharmaceuticals, Inc. (b)	5,200	31,980
Perrigo Co.	4,300	71,638

		220,233

Electronics (2.7%)
Applied Micro Circuits Corp. (b)	35,634	128,282
Benchmark Electronics, Inc. (b)	7,010	200,346
DRS Technologies, Inc. (b)	4,769	170,349
Molecular Devices Corp. (b)	600	12,246

	Shares
	or
	Principal
	Amount	Value
Sanmina Corp. (b)	19,974	146,609

		657,832

Energy (3.3%)
Black Hills Corp.	4,513	124,649
Calpine Corp. (b)	135,165	521,737
KFx, Inc. (b)	400	3,172
NRG Energy, Inc. (b)	3,029	80,541
Reliant Energy, Inc. (b)	8,251	81,520

		811,619

Engineering (0.6%)
URS Corp. (b)	5,934	143,306

Entertainment (1.1%)
Emmis Communications Corp. (b)	5,462	107,711
Sinclair Broadcast Group, Inc., Class A	8,999	89,180
Young Broadcasting, Inc., Class A (b)	6,280	67,133

		264,024

Financial (4.7%)
Affiliated Managers Group, Inc. (b)	4,389	201,499
American Capital Strategies Ltd.	3,502	102,363
CompuCredit Corp. (b)	6,056	95,261
Cullen/Frost Bankers, Inc.	2,412	103,764
E*TRADE Group, Inc. (b)	6,588	72,929
FirstFed Financial Corp. (b)	2,732	123,787
GATX Corp.	3,292	83,880
Radian Group, Inc.	2,927	134,701
South Financial Group, Inc.	8,730	236,495

		1,154,679

Food & Related (1.7%)
Ralcorp Holding, Inc. (b)	7,771	283,409
Wild Oats Markets, Inc. (b)	2,752	34,675
Winn-Dixie Stores, Inc.	13,985	88,385

		406,469

Gambling (1.6%)
Dover Downs Gaming and Entertainment, Inc.	41,369	405,003

Healthcare (3.9%)
Covance, Inc. (b)	9,003	330,321
Digene Corp. (b)	4,580	156,361
Lincare Holdings, Inc. (b)	4,176	133,381
PSS World Medical, Inc. (b)	11,758	115,111
Techne Corp. (b)	5,600	222,880

		958,054

Hotels / Motels (0.4%)
Aztar Corp. (b)	3,932	95,430

Insurance (2.2%)
Amerus Group Co.	2,717	104,605
Mercer Insurance Goup, Inc. (b)	5,674	67,067
Old Republic International Corp.	7,619	177,446
Phoenix Cos., Inc. (The)	9,028	93,620
ProCentury Corp. (b)	10,101	98,889

		541,627

Internet (1.4%)
Interwoven, Inc. (b)	22,530	169,426
Priceline.com, Inc. (b)	3,216	76,155
WatchGuard Technologies, Inc. (b)	16,361	86,222

		331,803

Machinery (1.0%)
Bucyrus International, Inc. (b)	5,465	131,160
Flowserve Corp. (b)	4,441	106,362

	Shares
	or
	Principal
	Amount	Value
		237,522

Manufacturing (2.3%)
Harsco Corp.	2,848	127,818
Integrated Device Technology, Inc. (b)	13,365	152,762
P.H. Glatfelter & Co.	15,497	206,575
Timken Co.	3,490	86,692

		573,847

Medical (3.4%)
Adolor Corp. (b)	20,140	214,491
Advanced Medical Optics, Inc. (b)	9,600	365,280
Biolase Technology, Inc. (b)	21,221	195,870
Kensey Nash Corp. (b)	1,700	48,093
Merit Medical Systems, Inc. (b)	1	17

		823,751

Metals (1.7%)
Century Aluminum Co. (b)	6,768	159,386
International Steel Group, Inc. (b)	5,744	188,002
Schnitzer Steel Industries, Inc.	1,955	60,468

		407,856

Networking Products (0.5%)
3Com Corp. (b)	12,977	63,977
Enterasys Networks, Inc. (b)	35,178	59,099

		123,076

Oil & Gas (9.2%)
Airgas, Inc.	21,266	462,535
Cimarex Energy Co. (b)	1,800	58,554
Encore Acquisition Co. (b)	6,560	193,323
Grey Wolf, Inc. (b)	58,575	263,002
Nabors Industries Ltd. (b)	4,471	207,902
Noble Energy, Inc.	1,250	69,138
Oceaneering International, Inc. (b)	2,129	70,406
Patterson-UTI Energy, Inc.	9,179	167,333
Pride International, Inc. (b)	18,258	328,643
Varco International, Inc. (b)	6,185	149,491
Williams Cos., Inc. (The)	22,701	275,817

		2,246,144

Paper & Related Products (1.9%)
Bowater, Inc.	3,262	121,673
Buckeye Technologies, Inc. (b)	7,367	79,122
Rock-Tenn Co., Class A	9,780	138,582
Sappi Ltd. ADR - ZA	8,871	129,339

		468,716

Pharmaceuticals (2.6%)
Acadia Pharmaceuticals, Inc. (b)	20,500	126,690
Alnylam Pharmaceuticals, Inc. (b)	49,500	254,926
Biomarin Pharmaceutical, Inc. (b)	8,007	45,800
Dyax Corp. (b)	1,060	8,151
Kos Pharmaceuticals, Inc. (b)	2,500	73,925
Nuvelo, Inc. (b)	16,402	131,872

		641,364

Radio (0.8%)
Citadel Broadcasting Co. (b)	8,277	116,623
Westwood One, Inc. (b)	3,716	88,441

		205,064

Real Estate Investment Trusts (4.7%)
American Financial Realty Trust	13,496	178,821
Equity Inns, Inc.	7,368	66,828
Friedman, Billings, Ramsey Group, Inc.	7,639	125,662
Global Signal, Inc.	9,230	189,676

	Shares
	or
	Principal
	Amount	Value
Government Properties Trust, Inc.	14,140	140,552
MeriStar Hospitality Corp. (b)	15,386	89,239
Sunset Financial Resources, Inc. (b)	17,807	185,014
Taubman Centers, Inc.	4,310	99,561
Weingarten Realty Investors	2,590	79,772

		1,155,125

Retail (3.9%)
Callaway Golf Co.	3,699	40,689
CBRL Group, Inc.	4,175	138,693
Christopher & Banks Corp.	7,671	125,574
Insight Enterprises, Inc. (b)	7,810	125,272
Linens ‘n Things, Inc. (b)	2,834	75,441
PETCO Animal Supplies, Inc. (b)	2,987	89,222
ShopKo Stores, Inc. (b)	8,440	131,242
Sports Authority, Inc. (The) (b)	2,233	56,942
Stage Stores, Inc. (b)	393	13,936
Too, Inc. (b)	3,960	59,321
Toys ‘R’ Us, Inc. (b)	6,175	101,641

		957,973

Semiconductors (2.3%)
Actel Corp. (b)	3,235	48,590
DuPont Photomask, Inc. (b)	9,560	156,210
Integrated Circuit Systems, Inc. (b)	6,514	155,815
Intersil Corp.	11,066	203,282

		563,897

Services (2.5%)
Labor Ready, Inc. (b)	3,513	49,252
Medicis Pharmaceutical Corp., Class A	1,300	46,501
Plexus Corp. (b)	22,345	250,488
Service Corp. International (b)	13,600	86,360
United Rentals, Inc. (b)	8,656	171,735

		604,336

Telecommunications (1.4%)
Andrew Corp. (b)	6,886	74,713
Cincinnati Bell, Inc. (b)	30,788	124,384
Tetra Technology, Inc. (b)	9,661	155,928

		355,025

Tobacco (1.0%)
DIMON, Inc.	13,609	73,489
Loews Corp. - Carolina Group	7,681	182,500

		255,989

Transportation (2.6%)
Celadon Group (b)	4,238	74,250
Genesee & Wyoming, Inc., Class A (b)	5,227	121,266
Oshkosh Truck Corp.	1,933	102,391
Pacer International, Inc. (b)	10,987	173,430
Sirva, Inc. (b)	7,153	167,237

		638,574

Utilities (0.3%)
Allegheny Energy, Inc. (b)	4,381	65,014

Waste Management (1.0%)
WCA Waste Corp. (b)	28,515	256,635

Total Common Stocks		24,371,584

Repurchase Agreement (0.3%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $3,036 (Fully collateralized by AA Rated Corporate Bonds)	$3,036	3,036

	Shares
	or
	Principal
	Amount	Value
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $76,193 (Fully collateralized by U.S. Agency Securities)	76,190	76,190
Total Repurchase Agreement		79,226

Short-Term Securities Held as Collateral for Securities Lending
Pool of various securities for Gartmore	9,848,138	9,848,138

Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		9,848,138

Total Investments (Cost $35,349,971) (a) - 139.5%		34,298,948
Other assets in excess of liabilities - (39.5)%		(9.720.618)

NET ASSETS - 100.0%		$24,578,330

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,069,347
Unrealized depreciation	(2,120,370)

Net unrealized appreciation (depreciation)	$(1,051,023)

Aggregate cost for federal income tax purposes is substantially the same.

(c)	Denotes a non-income producing security.

ADR ZA	American Depositary Receipt South Africa

Gartmore Small Cap Growth Fund
Schedule of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (81.3%)
Aircraft Engines & Engine Parts (1.4%)
Woodward Governor Co.	600	$36,822

Apparel & Other Textile Products (0.9%)
U.S.I. Holdings Corp. (b)	1,800	25,200

Auction Houses & Art Dealers (0.9%)
Sotheby’s Holdings, Inc., Class A (b)	1,500	23,970

Banking (5.3%)
Colonial BancGroup, Inc.	1,900	36,651
East West Bancorp, Inc.	1,700	57,324
Provident Bankshares Corp.	1,600	47,824

		141,799

Beverages (3.8%)
Cott Corp. (b)	2,000	55,960
Jones Soda Co. (b)	12,100	45,133

		101,093

Biological Products (2.0%)
Genitope Corp. (b)	6,100	54,534

Brokerage Services (1.0%)
Hub International Ltd.	1,400	25,956

Clothing (1.9%)
Urban Outfitters, Inc. (b)	1,700	50,558

Coal (3.3%)
CONSOL Energy, Inc.	500	17,920
Massey Energy Co.	1,300	35,945
Peabody Energy Corp.	600	33,708

		87,573

Communications Equipment (2.5%)
Tellabs, Inc. (b)	2,800	24,948
UNOVA, Inc. (b)	2,400	40,584

		65,532

Computer Services (6.0%)
Digitas, Inc. (b)	3,100	20,739
PalmOne, Inc. (b)	2,000	80,440
ScanSource, Inc. (b)	1,000	58,600

		159,779

Distribution (2.0%)
SCP Pool Corp.	1,300	53,599

Electric & Electronic Equipment (3.7%)
Littelfuse, Inc. (b)	1,200	46,560
Mine Safety Appliances Co.	1,400	52,010

		98,570

Entertainment (1.5%)
Midway Games, Inc. (b)	3,500	40,005

Healthcare Services (3.5%)
Cooper Cos., Inc.	1,000	59,450

	Shares
	or
	Principal
	Amount	Value
Henry Schein, Inc. (b)	500	33,550

		93,000

Management Services (2.6%)
Navigant Consulting Co. (b)	2,186	45,797
Portfolio Recovery Associates, Inc. (b)	900	23,823

		69,620

Manufacturing (5.7%)
Clarcor, Inc.	1,100	48,400
Flir Systems, Inc. (b)	800	50,904
Gen-Probe, Inc. (b)	1,400	52,388

		151,692

Mining Machinery (3.1%)
Joy Global, Inc.	1,300	38,597
Reliance Steel & Aluminum Co.	1,100	43,802

		82,399

Oil & Gas (10.6%)
Cal Dive International, Inc. (b)	900	27,900
CARBO Ceramics, Inc.	300	21,249
Chesapeake Energy Corp.	2,100	32,235
FMC Technologies, Inc. (b)	1,100	33,000
Frontier Oil Corp.	2,800	60,060
Grey Wolf, Inc. (b)	8,800	39,512
Teekay Shipping Corp.	800	31,824
Ultra Petroleum Corp. (b)	800	35,896

		281,676

Retail (7.1%)
MSC Industrial Direct Co., Class A	1,900	59,470
Smart & Final, Inc. (b)	2,000	30,020
Smithfield Foods, Inc. (b)	1,800	51,012
United Natural Foods, Inc. (b)	2,200	47,674

		188,176

Steel (3.1%)
Steel Dynamics, Inc.	1,000	32,750
Steel Technologies, Inc.	2,200	50,842

		83,592

Transportation (5.1%)
EGL, Inc. (b)	2,200	55,902
Marten Transport, Ltd. (b)	2,500	49,125
OMI Corp.	2,200	32,010

		137,037

Utilities (3.4%)
Allegheny Energy, Inc. (b)	3,100	46,004
Sierra Pacific Resources (b)	5,400	44,388

		90,392

Veterinary Diagnostics (0.9%)
VCA Antech, Inc. (b)	600	25,218

Total Common Stocks		2,167,792

Repurchase Agreement (16.8%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $17,194 (Fully collateralized by AA Rated Corporate Bonds)	17,193	17,193
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $431,528 (Fully collateralized by U.S. Agency Securities)	431,513	431,513

	Shares
	or
	Principal
	Amount	Value
Total Repurchase Agreement		448,706

Total Investments (Cost $2,578,114) (a) - 98.1%		2,616,498
Other assets in excess of liabilities - 1.9%		50,510

NET ASSETS - 100.0%		$2,667,008

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$86,786
Unrealized depreciation	(48,402)

Net unrealized appreciation (depreciation)	$38,384

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing securities.

See notes to financial statements.

Gartmore Small Cap Index Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (84.5%)
Advertising Services (0.2%)
24/7 Real Media, Inc. (b)	2,000	$7,620
Cross Media Marketing Corp. (b)	100	0
Grey Global Group, Inc.	178	158,420
R.H. Donnelley Corp. (b)	4,850	220,093
SITEL Corp. (b)	7,900	23,700
Ventiv Health, Inc. (b)	4,200	64,008

		473,841

Aerospace/Defense (0.8%)
AAR Corp. (b)	7,323	76,159
BE Aerospace, Inc. (b)	6,000	59,940
Curtiss-Wright Corp.	3,728	200,379
DRS Technologies, Inc. (b)	5,322	190,102
Ducommun, Inc. (b)	1,400	27,300
Esterline Technologies Corp. (b)	3,700	116,143
Gencorp, Inc.	8,938	105,558
HEICO Corp.	4,577	80,418
Herley Industries, Inc. (b)	2,900	54,520
Hexcel Corp. (b)	3,400	39,950
Innovative Solutions and Support, Inc. (b)	2,000	44,540
Kaman Corp., Class A	6,508	80,960
Moog, Inc., Class A (b)	5,189	188,724
Sequa Corp., Class A (b)	841	43,900
Taser International, Inc. (b)	5,100	159,885
Teledyne Technologies, Inc. (b)	6,863	148,653
Titan Corp. (The) (b)	13,763	164,743
United Industrial Corp.	2,900	71,079

		1,852,953

Agricultural Products (0.1%)
Alico, Inc.	700	27,013
Delta and Pine Land Co.	7,628	171,249
Maui Land & Pineapple Co., Inc. (b)	437	14,683

		212,945

Airlines (0.5%)
AirTran Holdings, Inc. (b)	15,823	176,427
Alaska Air Group, Inc. (b)	5,778	120,356
America West Holdings Corp., Class B (b)	6,300	38,304
Atlantic Coast Airlines Holdings, Inc. (b)	9,863	36,197
Continental Airlines, Inc., Class B (b)	13,539	121,716
Delta Air Lines, Inc. (b)	22,500	116,775
ExpressJet Holdings, Inc. (b)	5,646	61,541
Frontier Airlines, Inc. (b)	7,357	57,900
Mesa Air Group, Inc. (b)	7,539	47,043
Northwest Airlines Corp., Class A (b)	16,688	144,017
Pinnacle Airlines Corp. (b)	2,600	26,026
SkyWest, Inc.	12,177	172,061

		1,118,363

Analytical Instruments (0.4%)
ArthroCare Corp. (b)	4,846	129,049
Datascope Corp.	2,393	83,061

	Shares
	or
	Principal
	Amount	Value
Diagnostic Products Corp.	4,114	165,177
Haemonetics Corp. (b)	3,815	114,450
Illumina, Inc. (b)	4,000	20,600
Inverness Medical Innovations, Inc. (b)	1,981	33,578
Molecular Devices Corp. (b)	3,239	66,108
Thoratec Corp. (b)	10,323	105,295
Urologix, Inc. (b)	3,500	35,420
Ventana Medical Systems, Inc. (b)	2,700	134,811
West Pharmaceutical Services, Inc.	2,701	102,881

		990,430

Apparel/Accessories (1.4%)
Aeropostale, Inc. (b)	11,450	348,997
Angelica Corp.	1,800	43,326
Bebe Stores, Inc. (b)	1,200	23,316
Brown Shoe Co., Inc.	4,502	145,099
Buckle, Inc. (The)	844	23,210
Burlington Coat Factory Warehouse Corp.	3,325	60,316
Charming Shoppes, Inc. (b)	23,510	172,563
Cherokee, Inc.	1,300	31,759
Deb Shops, Inc.	100	2,292
Deckers Outdoor Corp. (b)	2,200	64,350
DHB Industries, Inc. (b)	4,990	75,898
Finish Line, Inc., Class A (b)	3,850	109,610
G & K Services, Inc., Class A	3,622	139,519
Goody’s Family Clothing, Inc.	4,600	40,112
Guess?, Inc. (b)	2,100	34,020
Hartmarx Corp. (b)	2,100	15,834
HOT Topic, Inc. (b)	11,138	177,317
Jos. A. Bank Clothiers, Inc. (b)	1,696	52,118
K-Swiss, Inc., Class A	5,161	92,898
Kellwood Co.	6,307	253,226
Kenneth Cole Productions, Inc., Class A	1,270	40,754
Oxford Industries, Inc.	2,528	100,033
Payless ShoeSource, Inc. (b)	13,464	174,224
Perry Ellis International, Inc. (b)	1,700	40,052
Phillips-Van Heusen Corp.	4,790	90,866
Russell Corp.	5,586	98,816
Shoe Carnival, Inc. (b)	1,400	18,732
Skechers U.S.A., Inc. (b)	3,885	53,419
Stage Stores, Inc. (b)	3,701	131,237
Steven Madden Ltd. (b)	2,319	43,597
Stride Rite Corp. (The)	9,312	96,845
UniFirst Corp.	1,798	53,437
Warnaco Group, Inc. (The) (b)	8,854	167,341
Wolverine World Wide, Inc.	8,931	208,807

		3,223,940

Appliances & Household Durables (0.1%)
Applica, Inc. (b)	4,826	24,854
Middleby Corp.	1,100	59,620
National Presto Industries, Inc.	881	35,434

		119,908

Auto Parts & Equipment (1.0%)
A.S.V., Inc. (b)	1,468	48,415
Aftermarket Technology Corp. (b)	1,436	21,526
ArvinMeritor, Inc.	12,600	250,362
Collins & Aikman Corp. (b)	7,440	37,870
Dollar Thrifty Automotive Group, Inc. (b)	5,100	122,859
Electro Rent Corp.	2,500	24,300
Exide Technologies (b)	4,600	74,566

	Shares
	or
	Principal
	Amount	Value
Hayes Lemmerz International, Inc. (b)	7,700	100,485
Hayes Lemmerz International, Inc. (b) (d)	110	0
Lithia Motors, Inc., Class A	2,900	67,744
LKQ Corp. (b)	1,900	33,763
McGrath Rentcorp	1,323	42,931
Midas, Inc. (b)	3,184	56,834
Modine Manufacturing Co.	5,100	151,266
Monro Muffler, Inc. (b)	1,750	38,693
Noble International Ltd.	1,700	34,323
Pep Boys — Manny, Moe & Jack (The)	11,643	241,010
Sports Resorts International, Inc. (b)	1,300	4,888
Standard Motor Products, Inc.	1,400	20,020
Strattec Security Corp. (b)	400	25,600
Superior Industries International, Inc.	4,684	153,120
TBC Corp. (b)	3,641	87,129
Tenneco Automotive, Inc. (b)	9,510	132,284
Tower Automotive, Inc. (b)	14,434	45,467
United Auto Group, Inc.	3,322	91,156
Visteon Corp.	27,995	287,788
Wabash National Corp. (b)	5,440	157,107

		2,351,506

Bank Holdings Companies (8.6%)
1st Source Corp.	1,800	43,344
ABC Bancorp	2,090	36,659
Alabama National Bancorp	2,275	130,198
AMCORE Financial, Inc.	5,826	164,585
AmericanWest Bancorp (b)	4,580	79,234
Arrow Financial Corp.	1,643	46,004
BancFirst Corp.	500	29,725
BancorpSouth, Inc.	14,100	297,791
BancTrust Financial Group, Inc.	1,400	24,612
Bank Mutual Corp.	13,403	151,186
Bank of Granite Corp.	1,787	34,221
Bank of the Ozarks, Inc.	1,816	46,399
BankAtlantic Bancorp, Inc., Class A	10,912	199,035
BankUnited Financial Corp. (b)	5,927	159,081
Banner Corp.	1,887	51,440
Berkshire Hills Bancorp, Inc.	1,000	37,400
BFC Financial Corp. (b)	300	3,072
Boston Private Financial Holdings, Inc.	6,387	148,242
Brookline Bancorp, Inc.	12,905	183,638
Bryn Mawr Bank Corp.	1,400	30,548
Camden National Corp.	1,000	31,040
Capital City Bank Group, Inc.	1,294	49,961
Capital Corp of the West	1,000	39,400
Capital Crossing Bank (b)	200	10,290
Capitol Bancorp Ltd.	1,300	33,605
Cascade Bancorp	4,375	79,975
Cathay Bancorp, Inc.	4,402	294,977
CB Bancshares, Inc.	1,192	109,664
Center Financial Corp.	1,820	27,555
Central Coast Bancorp (b)	882	15,742
Century Bancorp, Inc.	1,392	45,310
Charter Financial, Inc.	200	6,458
Chemical Financial Corp.	4,681	161,682
Chittenden Corp.	8,130	276,176
Citizens Banking Corp.	9,406	295,347
Citizens First Bancorp, Inc.	1,000	23,500
City Bank	1,107	36,088
City Holding Co.	4,082	124,379
Clifton Savings Bancorp, Inc.	1,000	11,720

	Shares
	or
	Principal
	Amount	Value
Coastal Financial Corp.	2,237	33,510
CoBiz, Inc.	2,374	32,524
Columbia Bancorp	1,100	30,393
Columbia Banking System, Inc.	3,909	85,099
Commercial Federal Corp.	10,022	263,879
Community Bank System, Inc.	5,924	133,349
Community Banks, Inc.	2,003	53,300
Community First Bankshares, Inc.	8,080	260,176
Community Trust Bancorp, Inc.	2,142	64,624
Corus Bankshares, Inc.	3,000	120,450
CVB Financial Corp.	6,764	139,744
Dime Community Bancshares	7,449	123,802
East West Bancorp, Inc.	10,458	352,643
F.N.B. Corp.	8,000	161,040
Farmers Capital Bank Corp.	520	17,550
Fidelity Bankshares, Inc.	2,514	85,954
Financial Institutions, Inc.	800	18,600
First Bancorp	976	28,792
First Bancorp	6,200	263,190
First Busey Corp.	1,100	31,856
First Charter Corp.	5,300	119,515
First Citizens BancShares, Inc., Class A	1,234	146,846
First Commonwealth Financial Corp.	14,428	184,534
First Community Bancorp	3,200	127,200
First Community Bankshares, Inc.	1,620	53,298
First Federal Capital Corp.	4,865	137,680
First Financial Bancorp.	5,831	101,459
First Financial Bankshares, Inc.	2,337	93,527
First Financial Corp.	2,694	85,885
First Indiana Corp.	1,300	24,622
First Merchants Corp.	3,025	75,202
First Midwest Bancorp, Inc.	8,500	287,045
First National Bankshares of Florida	8,240	146,590
First Niagara Financial Group, Inc.	17,398	212,082
First Oak Brook Bank	700	21,371
First of Long Island Corp. (The)	400	17,568
First Place Financial Corp.	1,500	26,730
First Republic Bancorp, Inc.	3,195	138,344
First State Bancorp	2,289	66,953
FirstFed Financial Corp. (b)	3,200	144,992
Flagstar Bancorp, Inc.	7,600	149,492
Flushing Financial Corp.	2,850	49,248
FNB Corp.	800	21,248
Franklin Bank Corp. (b)	3,300	52,008
Frontier Financial Corp.	2,746	92,266
GB&T Bancshares, Inc.	725	15,240
German American Bancorp	729	11,664
Glacier Bancorp, Inc.	6,562	173,762
Great Southern Bancorp, Inc.	1,576	44,475
Greater Bay Bancorp	11,048	291,115
Hancock Holding Co.	5,080	152,552
Hanmi Financial Corp.	2,470	71,630
Harbor Florida Bancshares, Inc.	4,119	118,586
Harleysville National Corp.	4,906	115,144
Heartland Financial USA, Inc.	1,350	24,422
Horizon Financial Corp.	1,800	35,100
Hudson River Bancorp, Inc.	5,855	101,174
Iberiabank Corp.	1,700	95,370
Independent Bank Corp.	2,610	73,941
Independent Bank Corp.	4,949	126,595
Integra Bank Corp.	3,598	70,125
Interchange Financial Services Corp.	1,600	38,192

	Shares
	or
	Principal
	Amount	Value
International Bancshares Corp.	1,623	62,578
ITLA Capital Corp. (b)	1,515	60,888
KNBT Bancorp, Inc.	4,700	76,375
Lakeland Bancorp, Inc.	2,532	40,588
Lakeland Financial Corp.	500	15,650
Macatawa Bank Corp.	1,007	27,189
MAF Bancorp, Inc.	6,030	242,105
Main Street Banks, Inc.	2,690	73,625
MB Financial, Inc.	3,450	125,718
MBT Financial Corp.	1,938	36,667
Mercantile Bank Corp.	1,931	66,542
Mid-State Bancshares, Inc.	4,800	116,976
Midwest Banc Holding, Inc.	2,120	40,280
Nara Bancorp, Inc.	5,038	90,079
NASB Financial, Inc.	400	15,796
National Penn Bancshares, Inc.	4,092	119,200
NBC Capital Corp.	604	14,768
NBT Bancorp, Inc.	5,985	130,174
New Century Financial Corp.	6,294	296,132
Northwest Bancorp, Inc.	2,800	58,632
OceanFirst Financial Corp.	1,034	23,937
Ocwen Financial Corp. (b)	7,160	63,438
Old National Bancorp	12,400	295,119
Old Second Bancorp, Inc.	2,624	67,857
Omega Financial Corp.	2,533	78,270
Oriental Financial Group, Inc.	4,004	101,902
Pacific Capital Bancorp	9,774	270,935
Park National Corp.	2,500	294,299
Partners Trust Financial Group, Inc.	3,852	38,289
Peapack-Gladstone Financial Corp.	670	20,904
PennFed Financial Services, Inc.	870	28,632
PennRock Financial Services Corp.	904	25,158
Peoples Bancorp, Inc.	2,865	73,058
Peoples Holding Co.	1,217	39,674
PFF Bancorp, Inc.	3,037	111,519
PrivateBancorp, Inc.	4,100	114,800
Prosperity Bancshares, Inc.	3,000	72,690
Provident Bancorp, Inc.	5,875	64,919
Provident Bankshares Corp.	7,288	217,838
Provident Financial Holdings, Inc.	950	22,192
Provident Financial Services, Inc.	13,643	240,799
Quaker City Bancorp, Inc.	1,493	81,831
R&G Finanical Corp., Class B	6,194	217,286
Republic Bancorp, Inc.	13,478	197,453
Republic Bancorp, Inc., Class A	1,335	26,874
Riggs National Corp.	4,151	92,526
Royal Bancshares of Pennsylvania, Inc., Class A	500	11,625
S&T Bancorp, Inc.	5,230	174,002
S.Y. Bancorp, Inc.	1,400	30,660
Sandy Spring Bancorp, Inc.	2,856	88,993
Santander BanCorp	242	5,566
Seacoast Banking Corporation of Florida	2,225	42,275
Security Bank Corp.	1,800	59,058
Signature Bank (b)	300	7,494
Silicon Valley Bancshares (b)	7,728	282,922
Simmons First National Corp., Class A	2,100	51,744
Smithtown Bancorp, Inc.	1,500	48,765
Southern Community Financial Corp.	1,200	11,940
Southside Bancshares, Inc.	1,585	31,589
Southwest Bancorp, Inc.	3,300	61,776

	Shares
	or
	Principal
	Amount	Value
Southwest of Texas Bancorp, Inc.	14,582	296,743
State Bancorp, Inc.	672	15,382
State Financial Services Corp.	1,100	31,218
Sterling Bancorp	2,425	65,378
Sterling Bancshares, Inc.	9,126	119,003
Sterling Financial Corp.	4,312	104,782
Sterling Financial Corp. (b)	5,746	181,803
Suffolk Bancorp	2,083	62,428
Sun Bancorp, Inc. (b)	2,101	45,907
Susquehanna Bancshares, Inc.	10,685	248,640
Taylor Capital Group, Inc.	800	19,216
Texas Capital Bancshares, Inc. (b)	5,300	87,238
Texas Regional Bancshares, Inc.	5,841	259,866
Tierone Corp.	4,961	104,131
Tompkins Trustco, Inc.	1,371	63,943
TriCo Bancshares	2,124	38,296
TrustCo Bank Corp. NY	14,984	189,398
Trustmark Corp.	8,400	241,500
U.S.B Holding Co., Inc.	1,736	35,935
UMB Financial Corp.	3,331	166,950
Umpqua Holdings Corp.	11,192	253,051
Union Bankshares Corp.	2,530	75,015
United Bankshares, Inc.	6,600	208,032
United Community Banks, Inc.	4,950	113,999
United Community Financial Corp.	5,111	59,441
Univest Corporation of Pennsylvania	1,100	42,790
Unizan Financial Corp.	4,255	116,587
Virginia Commerce Bancorp, Inc. (b)	2,125	51,531
Virginia Financial Group, Inc.	900	28,701
Washington Trust Bancorp	2,540	63,805
Waypoint Financial Corp.	7,176	196,981
WesBanco, Inc.	3,500	98,560
West America Bancorp, Inc.	5,800	294,233
West Bancorp, Inc.	5,250	85,365
West Coast Bancorp	2,900	59,711
Western Sierra Bancorp (b)	1,245	41,645
Westfield Financial, Inc.	100	2,135
Wilshire State Bank (b)	1,900	52,079
Wintrust Financial Corp.	4,431	234,976
Yardville National Bancorp	2,600	70,070

		20,031,584

Beverages / Alcoholic (0.1%)
Boston Beer Co., Inc., Class A (b)	2,100	48,258
Robert Mondavi Corp. (The) (b)	2,651	91,963

		140,221

Biotechnology (0.9%)
Abgenix, Inc. (b)	18,243	178,325
Accelrys, Inc. (b)	6,106	46,406
Advancis Pharmaceutical Corp. (b)	400	3,232
Aksys Ltd. (b)	3,400	19,074
Axonyx, Inc. (b)	11,900	47,600
Cambrex Corp.	4,385	96,689
CancerVax Corp. (b)	2,000	13,140
Ciphergen Biosystems, Inc. (b)	4,200	17,220
CuraGen Corp. (b)	8,300	44,156
Curis, Inc. (b)	5,700	18,183
Cypress Bioscience, Inc. (b)	4,900	48,951
Digene Corp. (b)	2,661	90,847
Diversa Corp. (b)	4,433	39,764
Dyax Corp. (b)	6,000	46,140
Enzo Biochem, Inc. (b)	3,768	51,396

	Shares
	or
	Principal
	Amount	Value
Exelixis, Inc. (b)	11,800	93,456
Genelabs Technologies, Inc. (b)	13,200	29,832
Genencor International, Inc. (b)	600	9,864
Genta, Inc. (b)	17,210	29,601
GTx, Inc. (b)	200	1,702
Human Genome Sciences, Inc. (b)	23,900	239,597
I-Flow Corp. (b)	2,700	34,506
Integra LifeSciences Holdings (b)	4,000	126,380
Kosan Biosciences, Inc. (b)	5,560	35,417
Lexicon Genetics, Inc. (b)	11,500	69,690
Luminex Corp. (b)	4,200	32,004
Maxygen, Inc. (b)	3,709	36,756
Medarex, Inc. (b)	18,347	112,651
Microtek Medical Holdings, Inc. (b)	6,200	24,800
Myogen, Inc. (b)	1,400	10,416
Myriad Genetics, Inc. (b)	5,700	78,090
Nabi Biopharmaceuticals (b)	11,115	128,378
Nuvasive, Inc. (b)	2,500	25,025
Palomar Medical Technologies, Inc. (b)	1,600	23,744
SciClone Pharmaceuticals, Inc. (b)	10,600	44,626
SonoSite, Inc. (b)	3,800	86,564
Third Wave Technologies (b)	3,200	16,384
Zymogenetics, Inc. (b)	2,854	46,292

		2,096,898

Broadcast Media / Cable Television (0.9%)
4Kids Entertainment, Inc. (b)	2,601	56,650
Charter Communications, Inc., Class A (b)	58,580	181,012
Crown Media Holdings, Inc. (b)	2,858	19,920
Cumulus Media, Inc. (b)	10,798	158,515
Emmis Communications Corp. (b)	10,078	198,738
Entravision Communications Corp. (b)	7,500	53,025
Fisher Companies, Inc. (b)	900	45,090
Insight Communications Co., Inc. (b)	10,309	90,719
Journal Communications, Inc.	4,200	74,928
Liberty Corp.	3,225	141,578
Lin TV Corp., Class A (b)	6,800	123,420
Macrovision Corp. (b)	9,711	210,146
Martha Stewart Living Omnimedia, Inc. (b)	3,888	43,896
Mediacom Communications Corp. (b)	10,900	71,613
Nexstar Broadcasting Group, Inc., Class A (b)	3,200	31,424
Paxson Communications Corp. (b)	11,900	36,176
Readers Digest Association, Inc. (The)	17,900	255,612
Salem Communications Corp., Class A (b)	1,900	48,260
Sinclair Broadcast Group, Inc., Class A	8,668	85,900
TiVo, Inc. (b)	11,339	64,065
ValueVision International, Inc., Class A (b)	3,718	42,980
Young Broadcasting, Inc., Class A (b)	4,484	47,934

		2,081,601

Business Services (2.4%)
Aaron Rents, Inc.	4,629	148,683
ABM Industries, Inc.	7,478	134,529
Administaff, Inc. (b)	4,174	55,514
Advisory Board Co. (The) (b)	2,992	95,505
ADVO, Inc.	6,092	188,791
AMN Healthcare Services, Inc. (b)	2,366	30,521
CACI International, Inc., Class A (b)	6,619	272,108
Catalina Marketing Corp. (b)	9,407	187,858
CDI Corp.	2,521	71,899
Century Business Services, Inc. (b)	12,243	51,665
Charles River Associates, Inc. (b)	3,131	100,317
Chemed Corp.	2,350	109,980

	Shares
	or
	Principal
	Amount	Value
Ciber, Inc. (b)	10,054	75,405
Circle Group Holdings, Inc. (b)	1,900	4,712
Circor International, Inc.	1,985	35,174
Consolidated Graphics, Inc. (b)	1,800	78,318
CoStar Group, Inc. (b)	3,100	131,595
DiamondCluster International, Inc. (b)	3,900	38,922
Exult, Inc. (b)	10,063	52,730
Gartner Group, Inc. (b)	14,076	176,654
Gartner Group, Inc., Class B (b)	1,200	14,976
Gevity HR, Inc.	4,423	91,910
GSI Commerce, Inc. (b)	2,600	21,320
Heidrick & Struggles International, Inc. (b)	3,851	101,897
Hudson Highland Group, Inc. (b)	2,439	73,999
Hypercom Corp. (b)	8,730	59,364
Infocrossing, Inc. (b)	2,200	28,578
Insurance Auto Auctions, Inc. (b)	2,800	42,504
iPayment Holdings, Inc. (b)	2,500	96,900
Kelly Services, Inc., Class A	3,640	98,753
Kforce, Inc. (b)	3,400	29,920
Korn/Ferry International (b)	7,734	137,897
LECG Corp. (b)	3,300	58,410
Marlin Business Services, Inc. (b)	900	14,814
MAXIMUS, Inc. (b)	3,100	99,107
Medical Staffing Network Holdings, Inc. (b)	2,300	12,282
MemberWorks, Inc. (b)	1,791	47,838
Metris Companies, Inc. (b)	5,600	37,240
MicroStrategy, Inc. (b)	2,741	110,353
Modis Professional Services, Inc. (b)	19,729	177,166
National Processing, Inc. (b)	1,200	31,536
Navigant Consulting Co. (b)	9,408	197,098
NCO Group, Inc. (b)	5,298	132,291
NetRatings, Inc. (b)	2,346	32,258
Paxar Corp. (b)	7,936	153,006
PDI, Inc. (b)	1,600	45,616
Portfolio Recovery Associates, Inc. (b)	3,031	80,231
Prepaid Depot, Inc. (b)	2,416	55,930
Resources Connection, Inc. (b)	4,872	188,936
RSA Security, Inc. (b)	14,130	263,102
Source Interlink Companies, Inc. (b)	5,146	47,858
SOURCECORP, Inc. (b)	3,085	72,528
Spherion Corp. (b)	14,823	128,219
SRA International, Inc., Class A (b)	2,200	93,522
StarTek, Inc.	2,662	81,803
TeleTech Holdings, Inc. (b)	7,311	63,971
US Oncology, Inc. (b)	15,479	230,173
Watson Wyatt & Co. Holdings	6,237	163,035

		5,457,221

Capital Goods (1.3%)
American Greetings Corp., Class A (b)	13,360	311,555
C&D Technologies, Inc.	4,242	66,599
Kennametal, Inc.	7,643	336,293
Lawson Products, Inc.	900	33,408
Libbey, Inc.	2,573	57,841
Lindsay Manufacturing Co.	2,268	54,727
Manitowoc Co., Inc.	5,374	182,232
Nu Skin Enterprises, Inc.	10,898	297,624
Regal-Beloit Corp.	5,646	118,566
Robbins & Myers, Inc.	2,123	40,146
Sola International, Inc. (b)	5,600	91,056
Technitrol, Inc. (b)	7,926	146,631
Tecumseh Products Co.	3,885	158,625
Texas Industries, Inc.	5,288	226,485

	Shares
	or
	Principal
	Amount	Value
Trinity Industries, Inc.	8,080	242,966
Vicor Corp. (b)	3,388	45,399
Yankee Candle Co., Inc. (b)	9,668	280,565
York International Corp.	8,360	297,449

		2,988,167

Chemicals (2.0%)
A. Schulman, Inc.	7,273	151,424
Aceto Corp.	4,138	67,822
Albemarle Corp.	6,462	199,030
American Vanguard Corp.	1,300	40,872
Arch Chemicals, Inc.	3,929	111,898
Cabot Microelectronics Corp. (b)	4,617	163,857
Crompton Corp.	22,404	133,752
Cytec Industries, Inc.	7,098	330,768
Ferro Corp.	8,142	162,107
FMC Corp. (b)	8,014	352,216
Georgia Gulf Corp.	6,344	225,529
Great Lakes Chemical Corp.	9,434	226,227
H.B. Fuller Co.	5,527	147,737
Hercules, Inc. (b)	22,559	266,422
IMC Global, Inc.	23,123	315,629
MacDermid, Inc.	4,886	142,964
Millennium Chemicals, Inc. (b)	13,489	238,081
Minerals Technologies, Inc.	4,235	236,609
NewMarket Corp. (b)	2,300	45,563
NL Industries, Inc.	1,528	19,956
Octel Corp.	2,292	59,179
Olin Corp.	14,186	245,134
OM Group, Inc. (b)	5,800	185,716
PolyOne Corp. (b)	18,288	132,222
Schawk, Inc., Class A	800	11,448
Spartech Corp.	4,459	106,570
Symyx Technologies, Inc. (b)	5,459	105,304
Terra Industries, Inc. (b)	5,700	36,480
Valhi, Inc.	3,742	43,145
W.R. Grace & Co. (b)	14,900	86,569
Wellman, Inc.	8,758	61,656

		4,651,886

Circuit Boards (0.2%)
DDi Corp. (b)	3,800	26,296
Merix Corp. (b)	4,500	46,170
Micrel, Inc. (b)	14,142	145,238
Park Electrochemical Corp.	3,358	77,167
RF Micro Devices, Inc. (b)	38,996	230,857

		525,728

Coal (0.0%)
KFX, Inc. (b)	6,800	53,924

Communications Equipment (0.5%)
Anixter International, Inc.	7,605	254,614
Audiovox Corp. (b)	4,088	70,804
Enterasys Networks, Inc. (b)	40,577	68,169
Gray Television, Inc.	7,731	92,154
Harmonic, Inc. (b)	13,984	91,036
Inter-Tel, Inc.	4,982	108,060
LodgeNet Entertainment Corp. (b)	1,989	32,381
Sonus Networks, Inc. (b)	44,590	226,963
Standard Microsystems Corp. (b)	4,561	78,495
Stratex Networks, Inc. (b)	20,660	51,237
Terayon Communications Systems, Inc. (b)	12,924	22,488

		1,096,401

	Shares
	or
	Principal
	Amount	Value
Computer Equipment (0.4%)
Analogic Corp.	2,349	97,577
Drexler Technology Corp. (b)	3,227	32,270
Gateway, Inc. (b)	45,713	205,708
Hutchinson Technology, Inc. (b)	5,203	115,871
InFocus Corp. (b)	7,724	68,435
Iomega Corp.	10,005	43,922
Komag, Inc. (b)	6,211	70,433
McData Corp. (b)	20,700	106,605
Network Equipment Technologies, Inc. (b)	7,971	56,754
Overland Storage, Inc. (b)	2,500	29,350
Paradyne Network, Inc. (b)	5,500	26,950

		853,875

Computer Integrated Systems Design (0.8%)
Adaptec, Inc. (b)	21,657	162,211
Brady Corp., Class A	3,321	150,109
Digital River, Inc. (b)	6,363	178,800
Eclipsys Corp. (b)	8,037	120,635
eSPEED, Inc., Class A (b)	5,038	54,259
F5 Networks, Inc. (b)	6,907	180,895
FileNET Corp. (b)	8,415	159,885
Keynote Systems, Inc. (b)	2,283	30,067
MTS Systems Corp.	5,256	112,846
Netscout Systems, Inc. (b)	3,200	19,680
RadiSys Corp. (b)	3,600	44,676
SafeNet, Inc. (b)	4,250	123,505
Sapient Corp. (b)	15,462	108,079
Tekelec (b)	10,886	211,516
WebEx Communications, Inc. (b)	6,029	123,715

		1,780,878

Computer Software & Services (3.7%)
ActivCard Corp. (b)	8,208	54,419
Actuate Corp. (b)	7,000	25,200
Advanced Digital Information Corp. (b)	13,840	123,453
Advent Software, Inc. (b)	5,493	87,119
Agile Software Corp. (b)	10,496	78,090
Agilysys, Inc.	6,070	90,443
Altiris, Inc. (b)	3,562	89,442
Answerthink, Inc. (b)	7,000	32,480
Ansys, Inc. (b)	3,484	165,281
Anteon International Corp. (b)	4,730	147,292
Ascential Software Corp. (b)	13,030	160,008
Aspen Technologies, Inc. (b)	11,639	69,019
Authentidate Holding Corp. (b)	4,600	32,384
Borland Software Corp. (b)	15,646	129,392
Captaris, Inc. (b)	4,200	23,184
Catapult Communications Corp. (b)	528	10,138
CCC Information Services Group, Inc. (b)	2,291	41,169
Chordiant Software, Inc. (b)	13,000	40,300
Clarus Corp. (b)	1,600	16,112
CompuCom Systems, Inc. (b)	2,200	10,032
Computer Programs & Systems, Inc.	1,200	24,408
Concord Communications, Inc. (b)	4,902	45,344
Corillian Corp. (b)	6,700	33,165
Covansys Corp. (b)	2,800	25,872
Cray, Inc. (b)	16,851	53,755
Cybersource Corp. (b)	6,600	33,396
Dendrite International, Inc. (b)	6,705	99,972
Digital Insight Corp. (b)	7,331	108,719
DigitalNet Holdings, Inc. (b)	600	15,312

	Shares
	or
	Principal
	Amount	Value
Digitas, Inc. (b)	9,451	63,227
E.piphany, Inc. (b)	14,754	59,016
Echelon Corp. (b)	5,387	40,133
Electronics For Imaging, Inc. (b)	10,529	211,317
Epicor Software Corp. (b)	8,820	109,192
EPIQ Systems, Inc. (b)	3,017	44,953
Eresearch Technology, Inc. (b)	9,515	237,019
Extreme Networks, Inc. (b)	21,562	116,866
FactSet Research Systems, Inc.	3,600	155,340
FalconStor Software, Inc. (b)	5,322	33,050
GameStop Corp., Class A (b)	3,800	58,520
Hyperion Solutions Corp. (b)	8,196	336,199
iGATE Corp. (b)	2,000	6,800
Informatica Corp. (b)	15,400	93,478
Intervideo, Inc. (b)	2,300	24,909
JDA Software Group, Inc. (b)	5,429	57,819
Keane, Inc. (b)	10,232	151,127
Kintera, Inc. (b)	2,100	16,968
Lawson Software, Inc. (b)	8,640	61,344
Lexar Media, Inc. (b)	13,796	74,360
Magma Design Automation, Inc. (b)	4,798	85,165
ManTech International Corp., Class A (b)	3,900	55,770
Manugistics Group, Inc. (b)	12,200	33,550
MAPICS, Inc. (b)	5,700	55,746
MapInfo Corp. (b)	4,800	49,632
Maxwell Technologies, Inc. (b)	1,400	13,034
Mentor Graphics Corp. (b)	14,700	173,460
Mercury Computer Systems, Inc. (b)	4,753	113,169
Micromuse, Inc. (b)	15,600	70,200
MRO Software, Inc. (b)	3,600	38,196
MSC.Software Corp. (b)	3,971	29,266
NETGEAR, Inc. (b)	3,200	36,512
NetiQ Corp. (b)	11,057	105,373
Open Solutions, Inc. (b)	2,800	63,392
Opnet Technologies, Inc. (b)	2,300	21,390
Packeteer, Inc. (b)	6,329	59,366
PalmOne, Inc. (b)	8,183	329,120
PalmSource, Inc. (b)	3,693	74,820
Parametric Technology Corp. (b)	50,228	228,035
PDF Solutions, Inc. (b)	2,500	20,525
PEC Solutions, Inc. (b)	1,322	14,436
Pinnacle Systems, Inc. (b)	12,555	49,592
PlxTech, Inc. (b)	4,500	39,960
Portal Software, Inc. (b)	11,060	28,645
QAD, Inc.	2,300	23,414
Quantum Corp. (b)	32,148	78,441
Quest Software, Inc. (b)	9,800	118,188
RealNetworks, Inc. (b)	19,400	109,416
Renaissance Learning, Inc.	865	18,425
Retek, Inc. (b)	11,400	46,284
Safeguard Scientifics, Inc. (b)	24,623	46,784
SBS Technologies, Inc. (b)	4,356	55,975
Scansoft, Inc. (b)	16,742	68,307
SeaChange International, Inc. (b)	5,775	84,835
SeeBeyond Technology Corp. (b)	8,100	24,462
Serena Software, Inc. (b)	5,663	87,210
SI International, Inc. (b)	400	7,120
Silicon Graphics, Inc. (b)	48,067	73,543
SimpleTech, Inc. (b)	7,000	20,930
SonicWall, Inc. (b)	14,026	92,992
SPSS, Inc. (b)	2,073	30,680
SS&C Technologies, Inc.	3,310	66,697

	Shares
	or
	Principal
	Amount	Value
Stratasys, Inc. (b)	2,200	57,728
Sykes Enterprises, Inc. (b)	4,807	31,678
Synaptics, Inc. (b)	4,857	71,835
SYNNEX Corp. (b)	500	7,525
Syntel, Inc.	540	7,619
Sypris Solutions, Inc.	1,300	16,172
Take-Two Interactive Software, Inc. (b)	9,244	289,522
TALX Corp.	2,700	59,724
THQ, Inc. (b)	8,361	159,277
Tier Technologies, Inc., Class B (b)	4,262	35,162
Tradestation Group, Inc. (b)	3,400	20,230
TransAct Technologies, Inc. (b)	2,000	42,960
Transaction Systems Architects, Inc. (b)	8,214	140,459
Trident Microsystems, Inc. (b)	2,700	32,967
Tumbleweed Communications Corp. (b)	6,900	14,421
Tyler Technologies, Inc. (b)	6,900	63,480
Ulticom, Inc. (b)	900	9,657
Ultimate Software Group, Inc. (The) (b)	3,900	44,304
Verint Systems, Inc. (b)	1,900	60,249
Verity, Inc. (b)	5,798	64,532
Verso Technologies, Inc. (b)	20,500	20,705
Viisage Technology, Inc. (b)	5,600	36,736
webMethods, Inc. (b)	9,280	44,266
Wind River Systems, Inc. (b)	14,711	144,168
Witness Systems, Inc. (b)	4,800	63,888
Xybernaut Corp. (b)	27,000	36,450
Zoran Corp. (b)	8,374	148,136

		8,382,444

Construction & Building Materials (1.1%)
AMCOL International Corp.	3,950	79,395
Brookfield Homes Corp.	3,100	83,886
Ceradyne, Inc. (b)	3,565	136,789
Comfort Systems USA, Inc. (b)	5,500	32,945
Dot Hill Systems Corp. (b)	9,900	82,170
Drew Industries, Inc. (b)	1,900	72,523
ElkCorp	5,543	121,004
Genlyte Group, Inc. (The) (b)	2,800	174,440
Granite Construction, Inc.	6,505	115,724
Infrasource Services, Inc. (b)	400	4,120
Integrated Electrical Services, Inc. (b)	5,239	44,374
JLG Industries, Inc.	8,891	124,474
Kronos Worldwide, Inc.	1,123	34,869
Layne Christensen Co. (b)	2,800	39,592
LSI Industries, Inc.	2,875	29,871
Meritage Corp. (b)	1,850	114,515
NCI Building Systems, Inc. (b)	4,424	136,303
Omnova Solutions, Inc. (b)	6,300	39,312
Orleans Homebuilders, Inc. (b)	500	8,300
Shaw Group Inc. (The) (b)	12,000	119,040
Simpson Manufacturing Co., Inc.	3,900	218,439
Technical Olympic USA, Inc.	1,500	32,505
Trex Co., Inc. (b)	2,000	89,200
U.S. Concrete, Inc. (b)	1,900	11,932
Universal Display Corp. (b)	4,000	33,800
USF Corp.	6,243	221,627
Walter Industries, Inc.	4,817	67,197
Washington Group International, Inc. (b)	5,019	167,735

		2,436,081

Consumer Durables (0.9%)

	Shares
	or
	Principal
	Amount	Value
1-800 CONTACTS, Inc. (b)	600	7,800
Blyth, Inc.	5,600	194,992
Central Garden & Pet Co. (b)	3,619	102,707
Chattem, Inc. (b)	3,872	111,552
Coca-Cola Bottling Co.	800	45,352
Crown Holdings, Inc. (b)	36,327	368,355
Elizabeth Arden, Inc. (b)	4,907	96,521
Greif Bros Corp., Class A	2,800	104,048
Lifetime Hoan Corp.	2,100	34,503
Nature’s Sunshine Products, Inc.	3,195	47,542
Playtex Products, Inc. (b)	4,600	32,522
Rayovac Corp. (b)	7,297	195,049
Revlon Co., Inc. (b)	25,126	57,790
Russ Berrie & Co., Inc.	2,557	48,685
Silgan Holdings, Inc.	1,968	94,680
Toro Co.	5,457	357,434
Tupperware Corp.	11,053	189,780
Water Pik Technologies, Inc. (b)	900	11,322

		2,100,634

Data Processing & Reproduction (0.3%)
Carreker-Antinori, Inc. (b)	2,800	26,432
CSG Systems International, Inc. (b)	11,787	193,308
eFunds Corp. (b)	9,393	153,669
Embarcadero Technologies, Inc. (b)	3,300	25,080
HomeStore, Inc. (b)	17,039	60,062
infoUSA, Inc. (b)	5,500	49,445
InterCept Group, Inc. (The) (b)	4,493	73,550
Intrado, Inc. (b)	3,358	35,259
Pegasystems, Inc. (b)	800	5,144

		621,949

Distribution (0.7%)
Actuant Corp. (b)	4,800	175,008
Advanced Marketing Services, Inc.	2,753	31,191
Aviall, Inc. (b)	4,654	93,313
Brightpoint, Inc. (b)	2,900	38,570
Central European Distribution Corp. (b)	2,995	72,209
Handleman Co.	4,832	103,743
Keystone Automotive Industries, Inc. (b)	2,615	73,848
Navarre Corp. (b)	4,800	77,184
Owens & Minor, Inc.	7,592	194,887
Provide Commerce (b)	300	4,908
ScanSource, Inc. (b)	2,579	151,129
SCP Pool Corp.	7,568	312,030
United Stationers, Inc. (b)	6,834	269,396
Watsco, Inc.	3,772	110,293

		1,707,709

Drugs (1.2%)
ABIOMED, Inc. (b)	2,100	22,680
Adolor Corp. (b)	7,500	79,875
Alkermes, Inc. (b)	18,244	196,853
Alpharma, Inc.	7,808	128,364
ARIAD, Inc. (b)	10,114	55,829
Atrix Laboratories, Inc. (b)	4,819	155,220
AVANT Immunotherapeutics, Inc. (b)	13,900	27,800
Bentley Pharmaceuticals, Inc. (b)	2,149	25,251
Bio-Rad Laboratories, Inc., Class A (b)	3,000	157,200
BioCryst Pharmaceuticals, Inc. (b)	4,500	25,965
Caraco Pharmaceutical Laboratories Ltd. (b)	700	5,096
Cell Therapeutics, Inc. (b)	11,165	60,849
Connetics Corp. (b)	7,062	194,417

	Shares
	or
	Principal
	Amount	Value
Corgentech, Inc. (b)	400	5,536
CV Therapeutics, Inc. (b)	7,014	93,917
Decode Genetics, Inc. (b)	8,700	59,595
DUSA Pharmaceuticals, Inc. (b)	1,800	18,000
Guilford Pharmaceuticals, Inc. (b)	9,709	40,292
Immunomedics, Inc. (b)	9,310	37,240
Incyte Genomics, Inc. (b)	13,392	82,361
InterMune, Inc. (b)	5,583	66,940
K-V Pharmaceutical Co., Class A (b)	6,421	111,790
Ligand Pharmaceuticals, Inc. (b)	15,055	207,910
Marshall Edwards, Inc. (b)	200	1,380
Nanogen, Inc. (b)	8,400	40,656
NPS Pharmaceuticals, Inc. (b)	7,687	143,363
Par Pharmaceutical Cos, Inc. (b)	6,300	237,131
Priority Healthcare Corp., Class B (b)	6,042	135,341
Quidel Corp. (b)	9,398	32,611
Rigel Pharmaceuticals, Inc. (b)	1,233	16,830
Seattle Genetics, Inc. (b)	7,508	44,898
SFBC International, Inc. (b)	1,600	54,464
Tanox, Inc. (b)	4,655	72,944
Zila, Inc. (b)	11,200	44,912

		2,683,510

Educational Services (0.3%)
Ambassadors Groups, Inc.	3,400	90,440
Bright Horizons Family Solutions, Inc. (b)	2,592	131,544
Leapfrog Enterprises, Inc. (b)	4,700	93,060
Learning Tree International, Inc. (b)	3,841	48,435
PLATO Learning, Inc. (b)	5,600	49,112
Princeton Review, Inc. (b)	2,200	16,764
Strayer Education, Inc.	2,800	272,776
Universal Technical Institute, Inc. (b)	2,400	78,480

		780,611

Electrical Equipment (0.7%)
ADE Corp. (b)	1,300	22,568
Artesyn Technologies, Inc. (b)	6,633	49,482
Avista Corp.	10,816	188,738
Bel Fuse, Inc., Class B	1,900	69,806
California Micro Devices Corp. (b)	3,100	22,196
Capstone Turbine Corp. (b)	11,400	22,800
Cherokee International Corp. (b)	400	3,564
Cleco Corp.	9,628	166,083
DSP Group, Inc. (b)	6,500	128,115
El Paso Electric Co. (b)	9,562	143,908
EMCOR Group, Inc. (b)	2,900	125,483
Encore Wire Corp. (b)	2,554	46,100
Energy Conversion Devices, Inc. (b)	4,980	49,750
II-VI Corp.	2,208	65,423
Intergrated Silicon Solution, Inc. (b)	6,947	58,494
Measurement Specialties, Inc. (b)	1,500	32,205
Plug Power, Inc. (b)	11,885	74,103
Power-One, Inc. (b)	12,700	111,379
RAE Systems, Inc. (b)	4,800	24,000
SpatiaLight, Inc. (b)	6,400	33,664
Stoneridge, Inc. (b)	2,019	29,639
Tripath Imaging, Inc. (b)	4,239	35,608
Triumph Group, Inc. (b)	2,556	84,297
X-Rite, Inc.	4,041	60,373

		1,647,778

Electronics (1.3%)
Aeroflex, Inc. (b)	13,014	144,325
Ansoft Corp. (b)	400	5,520

	Shares
	or
	Principal
	Amount	Value
BEI Technologies, Inc.	2,768	66,460
Belden CDT, Inc. (b)	9,576	186,253
Coherent, Inc. (b)	6,514	171,416
Cyberoptics Corp. (b)	1,900	35,454
Daktronics, Inc. (b)	2,901	75,136
Digital Theater Systems, Inc. (b)	2,800	64,820
EDO Corp.	3,179	75,279
Electro Scientific Industries, Inc. (b)	5,686	146,415
Engineered Support Systems, Inc.	4,605	258,202
FARO Technologies, Inc. (b)	2,500	58,825
Graftech International Ltd. (b)	18,616	205,334
Itron, Inc. (b)	4,944	94,381
Keithley Instruments, Inc.	2,079	43,077
LeCroy Corp. (b)	800	12,256
MagneTek, Inc. (b)	6,100	40,016
Methode Electronics, Inc.	7,300	95,119
Mobility Electronics, Inc. (b)	3,500	24,990
Planar Systems, Inc. (b)	3,571	49,316
Rogers Corp. (b)	3,423	169,267
Thomas & Betts Corp.	11,048	290,562
Trimble Navigation Ltd. (b)	11,552	320,799
Tripath Technology, Inc. (b)	3,900	9,087
TTM Technologies, Inc. (b)	7,200	82,656
Ultralife Batteries, Inc. (b)	2,100	34,419
Watts Industries, Inc., Class A	4,730	119,669
Woodhead Industries, Inc.	2,300	34,477
Zygo Corp. (b)	3,100	30,070

		2,943,600

Entertainment (0.5%)
AMC Entertainment, Inc. (b)	6,200	118,358
Carmike Cinemas, Inc.	1,031	35,260
Dover Downs Entertainment, Inc.	1,948	19,071
Dover Motorsports, Inc.	3,012	13,102
Gaylord Entertainment Co. (b)	5,619	163,850
Magna Entertainment Corp., Class A (b)	10,520	68,696
Midway Games, Inc. (b)	7,937	90,720
Multimedia Games, Inc. (b)	4,658	88,176
Penn National Gaming, Inc. (b)	7,137	256,932
Pinnacle Entertainment, Inc. (b)	6,906	77,969
Reading International, Inc. (b)	900	7,065
Shuffle Master, Inc. (b)	4,826	154,384
Six Flags, Inc. (b)	17,700	83,544
Steinway Musical Instruments, Inc. (b)	1,300	38,714
World Wrestling Federation Entertainment, Inc.	2,999	38,117

		1,253,958

Fiber Optics (0.2%)
Avanex Corp. (b)	11,922	35,170
C-Cor.net Corp. (b)	7,900	64,148
MRV Communications, Inc. (b)	21,295	64,204
Newport Corp. (b)	7,642	109,586
Sycamore Networks, Inc. (b)	34,718	129,846

		402,954

Financial (2.2%)
Accredited Home Lenders Holding Co. (b)	2,700	84,578
ACE Cash Express, Inc. (b)	2,200	50,864
Advanta Corp., Class B	3,960	87,991
Affiliated Managers Group, Inc. (b)	5,623	258,152
Anchor BanCorp Wisconsin, Inc.	4,017	102,192
Anworth Mtg Asset Corp.	8,900	94,340
Apollo Investment Corp. (b)	12,800	174,464

	Shares
	or
	Principal
	Amount	Value
Asset Acceptance Capital Corp. (b)	500	8,610
ASTA Funding, Inc.	900	13,590
Bancorp Bank (The) (b)	2,300	40,802
BISYS Group, Inc. (The) (b)	22,300	304,394
BKF Capital Group	500	13,550
Capital Southwest Corp.	300	22,200
Central Pacific Financial Corp.	4,139	112,126
Charter Municipal Mortgage Acceptance Co.	8,612	167,503
Commercial Capital Bancorp, Inc. (b)	8,242	181,077
CompuCredit Corp. (b)	2,862	45,019
Credit Acceptance Corp. (b)	1,259	16,871
Downey Financial Corp.	3,400	182,750
Education Lending Group, Inc. (b)	2,900	48,140
Encore Capital Group, Inc. (b)	1,600	24,512
Euronet Worldwide, Inc. (b)	5,100	91,800
Federal Agricultural Mortgage Corp. (b)	1,000	18,350
Financial Federal Corp. (b)	3,363	108,154
First Cash Financial Services, Inc. (b)	2,900	58,145
First Financial Holdings, Inc.	2,400	69,960
Gabelli Asset Management, Inc.	1,368	52,969
GATX Corp.	9,118	232,327
Gladstone Capital Corp.	2,731	56,696
Gold Banc Corp., Inc.	9,337	145,190
Greenhill & Co., Inc. (b)	1,900	38,855
Harris & Harris Group, Inc. (b)	3,300	33,693
Interactive Data Corp. (b)	6,000	105,060
Intersections, Inc. (b)	2,000	29,240
Investment Technology Group, Inc. (b)	9,097	119,535
Irwin Financial Corp.	3,685	98,500
Knight Trading Group, Inc. (b)	21,480	182,795
Labranche & Co., Inc. (b)	8,900	72,891
MainSource Financial Group, Inc.	834	15,679
MCG Capital Corp.	6,493	105,511
National Financial Partners Corp.	6,900	232,392
Nelnet, Inc., Class A (b)	700	15,561
Novastar Financial, Inc.	5,027	201,633
Piper Jaffray Companies, Inc. (b)	4,100	167,075
PRG-Schultz International, Inc. (b)	8,225	41,865
Resource America, Inc., Class A	2,905	64,636
Rewards Network, Inc. (b)	3,110	21,148
Royal Gold, Inc.	4,700	66,035
Sanders Morris Harris Group Inc.	3,353	41,946
Saxon Capital, Inc. (b)	6,438	151,422
SCBT Financial Corp.	850	24,370
Stifel Financial Corp. (b)	400	9,696
SWS Group, Inc.	3,050	41,785
TNS, Inc. (b)	200	4,440
United Panam Financial Corp. (b)	900	16,092
Wilshire Financial Services Group, Inc.	1,100	10,252
World Acceptance Corp. (b)	4,365	93,367
WSFS Financial Corp.	2,009	99,948

		4,972,738

Food & Related (1.3%)
American Italian Pasta Co.	3,460	101,759
Anchor Glass Container Corp.	900	12,708
Aurora Foods, Inc. (d) (b)	100	0
Cal-Maine Foods, Inc.	2,100	24,885
Chiquita Brands International, Inc. (b)	7,287	142,388
Corn Products International, Inc.	7,832	337,715
Darling International, Inc. (b)	12,200	57,950
Farmer Brothers Co.	1,000	25,900

	Shares
	or
	Principal
	Amount	Value
Flowers Foods, Inc.	7,579	197,812
Great Atlantic & Pacific Tea Co., Inc. (b)	5,312	36,653
Hain Celestial Group, Inc. (b)	6,053	100,056
Hansen Natural Corp. (b)	1,600	32,800
Interstate Bakeries Corp.	9,705	95,400
J & J Snack Foods Corp. (b)	1,292	47,455
Jarden Corp. (b)	5,467	197,577
John B. Sanfilippo & Son, Inc. (b)	1,200	31,860
Krispy Kreme Doughnuts, Inc. (b)	10,100	158,974
Lance, Inc.	5,416	81,457
MGP Ingredients, Inc.	2,200	33,374
National Beverage Corp.	1,410	11,774
NuCo2, Inc. (b)	500	8,965
Nutraceutical International Corp. (b)	2,100	29,589
Peet’s Coffee & Tea, Inc. (b)	2,182	52,892
Performance Food Group Co. (b)	8,400	208,152
Ralcorp Holding, Inc. (b)	7,053	257,222
Red Robin Gourmet Burgers (b)	2,100	71,610
Riviana Foods, Inc.	385	9,891
Ryan’s Restaurant Group, Inc. (b)	8,429	122,136
Sanderson Farms, Inc.	2,400	115,752
Sensient Technologies Corp.	9,054	186,875
Tejon Ranch Co. (b)	983	32,734
Winn-Dixie Stores, Inc.	14,300	90,376

		2,914,691

Furniture (0.5%)
American Woodmark Corp.	1,000	56,910
Bassett Furniture Industries, Inc.	2,047	39,098
Bombay Co., Inc. (b)	6,900	40,779
Ethan Allen Interiors, Inc.	5,800	215,470
Furniture Brands International, Inc.	9,300	213,714
Hooker Furniture Corp.	400	10,724
Kimball International, Inc., Class B	4,248	58,452
La-Z-Boy, Inc.	11,300	195,264
Select Comfort Corp. (b)	7,551	154,267
Stanley Furniture Co., Inc.	1,658	69,470
Tempur-Pedic International, Inc. (b)	2,300	28,911

		1,083,059

Gambling — Non-Hotel Casinos (0.2%)
Argosy Gaming Co. (b)	4,626	150,946
Churchill Downs, Inc.	1,000	38,530
Empire Resorts, Inc. (b)	2,500	25,175
Isle of Capris Casinos, Inc. (b)	4,016	64,939
Scientific Games Corp. (b)	12,188	217,068

		496,658

Gas — Distribution (1.2%)
Atmos Energy Corp.	10,529	265,015
Cascade Natural Gas Corp.	3,139	63,063
Energen Co.	7,000	331,449
New Jersey Resources Corp.	6,343	257,843
Nicor, Inc.	8,000	264,880
Northwest Natural Gas Co.	6,076	178,513
NUI Corp.	4,614	61,228
Peoples Energy Corp.	6,900	269,100
Piedmont Natural Gas Co., Inc.	6,900	284,625
South Jersey Industries, Inc.	3,102	140,862
Southwest Gas Corp.	6,106	144,529
Southwestern Energy Co. (b)	7,522	242,133
WGL Holdings, Inc.	8,700	238,728

		2,741,968

Healthcare (2.3%)

	Shares
	or
	Principal
	Amount	Value
Amedisys, Inc. (b)	2,500	65,600
America Service Group, Inc. (b)	1,000	35,430
American Healthways, Inc. (b)	7,100	193,333
American Medical Security Group, Inc. (b)	2,300	58,443
American Medical Systems Holdings, Inc. (b)	5,250	167,055
AMERIGROUP Corp. (b)	5,122	245,651
AmSurg Corp. (b)	6,965	165,419
Apria Healthcare Group, Inc. (b)	9,000	264,150
Beverly Enterprises, Inc. (b)	22,181	174,786
Centene Corp. (b)	4,316	168,324
Cole National Corp. (b)	2,588	70,419
CorVel Corp. (b)	3,100	79,422
Cross Country Healthcare, Inc. (b)	5,500	82,060
DJ Orthopedics, Inc. (b)	2,900	51,620
Dynacq Healthcare, Inc. (b)	2	13
Genesis HealthCare Corp. (b)	3,354	90,055
Gentiva Health Services, Inc. (b)	6,209	94,439
HealthExtras, Inc. (b)	4,093	60,740
Hooper Holmes, Inc.	9,049	41,897
Immucor, Inc. (b)	5,928	120,101
Invacare Corp.	6,449	261,507
Kindred Healthcare, Inc. (b)	5,342	129,544
LCA-Vision, Inc. (b)	2,400	62,616
LifePoint Hospitals, Inc. (b)	8,259	275,933
Magellan Health Services, Inc. (b)	4,700	159,941
Matria Healthcare, Inc. (b)	2,600	65,000
Medcath Corp. (b)	1,800	28,602
Molina Healthcare, Inc. (b)	1,600	53,088
Odyssey Healthcare, Inc. (b)	8,123	139,553
Option Care, Inc.	4,843	82,573
Orthodontic Centers Of America, Inc. (b)	9,900	66,924
Pediatrix Medical Group, Inc. (b)	4,100	259,284
Per-Se Technologies, Inc. (b)	5,293	74,367
PolyMedica Corp.	6,219	189,431
Province Healthcare Co. (b)	9,144	132,862
Proxymed, Inc. (b)	400	6,436
Psychiatric Solutions, Inc. (b)	2,300	58,673
Quality Systems, Inc. (b)	615	29,366
RehabCare Group, Inc. (b)	3,600	86,220
Res-Care, Inc. (b)	2,300	25,806
Select Medical Corp.	18,976	243,652
Sierra Health Services, Inc. (b)	4,962	219,320
Sunrise Assisted Living, Inc. (b)	3,249	114,690
Symbion, Inc. (b)	800	13,712
United Surgical Partners International, Inc. (b)	5,844	205,943
USNA Health Sciences, Inc. (b)	2,500	74,375
Vistacare, Inc. (b)	2,493	46,021

		5,334,396

Hotels & Casinos (0.2%)
Ameristar Casinos, Inc.	2,746	73,812
Aztar Corp. (b)	6,647	161,323
Boyd Gaming Corp.	7,817	205,509
Lakes Entertainment, Inc. (b)	3,900	41,184
MTR Gaming Group, Inc. (b)	5,100	49,521

		531,349

Hotels & Motels (0.1%)
Boca Resorts, Inc. (b)	4,101	79,970
Marcus Corp.	3,834	67,440
Prime Hospitality Corp. (b)	9,090	83,446
Sunterra Corp. (b)	4,700	52,499

		283,355

	Shares
	or
	Principal
	Amount	Value
Insurance (1.6%)
21st Century Insurance Group	4,300	54,825
Alfa Corp.	5,624	76,036
American Equity Investment Life Holding Co.	2,300	20,723
American Physicians Capital, Inc. (b)	2,202	58,793
Argonaut Group, Inc. (b)	5,600	105,056
Baldwin & Lyons, Inc., Class B	1,181	30,198
Bristol West Holdings, Inc.	1,900	33,155
Ceres Group, Inc. (b)	5,800	32,364
Citizens, Inc. (b)	3,746	21,053
CNA Surety Corp. (b)	1,300	13,273
Commerce Group, Inc. (The)	4,807	232,707
Direct General Corp.	3,300	98,142
Donegal Group, Inc., Class A	1,200	25,200
EMC Insurance Group, Inc.	300	6,195
Enstar Group, Inc. (The) (b)	200	9,750
FBL Financial Group, Inc., Class A	1,702	45,239
First Acceptance Corp. (b)	2,100	14,490
First Health Group Corp. (b)	18,700	262,173
FPIC Insurance Group, Inc. (b)	1,800	42,660
Harleysville Group, Inc.	3,558	67,246
Horace Mann Educators Corp.	9,446	158,315
Independence Holding Co.	720	15,480
Infinity Property & Casualty Corp.	4,724	135,957
Kansas City Life Insurance Co.	300	13,380
LandAmerica Financial Group, Inc.	4,323	170,759
Midland Co. (The)	1,000	28,550
Navigators Group, Inc. (b)	1,592	47,760
Nymagic, Inc.	600	14,280
Ohio Casualty Corp. (b)	13,538	253,161
Penn-America Group, Inc.	1,900	24,700
Philadelphia Consolidated Holding Corp. (b)	3,441	188,119
PICO Holdings, Inc. (b)	1,000	17,950
PMA Capital Corp., Class A	7,584	58,852
ProAssurance Corp. (b)	5,857	185,608
RLI Corp.	3,946	145,213
Safety Insurance Group, Inc.	1,100	22,440
Selective Insurance Group, Inc.	6,466	232,841
State Auto Financial Corp.	3,100	95,883
Stewart Information Services Corp.	3,662	129,818
Triad Guaranty, Inc. (b)	1,500	81,600
U.S.I. Holdings Corp. (b)	7,140	99,960
United Fire & Casualty Co.	1,763	108,513
Vesta Insurance Group, Inc.	5,200	26,884
Zenith National Insurance Co.	2,298	98,515

		3,603,816

Insurance / Life (0.5%)
AmerUs Group Co.	8,392	323,091
Delphi Financial Group, Inc.	5,576	226,107
Great American Financial Resources, Inc.	1,420	21,527
National Western Life Insurance Co., Class A (b)	300	47,964
Phoenix Co., Inc. (The)	18,716	194,085
Presidential Life Corp.	3,881	68,112
UICI (b)	8,517	203,727
Universal American Financial Corp. (b)	5,100	55,335

		1,139,948

Insurance Brokers (0.1%)

	Shares
	or
	Principal
	Amount	Value
Crawford & Co., Class B	2,520	12,701
Hilb, Rogal & Hamilton Co.	6,254	210,072

		222,773

Internet (1.8%)
@Road, Inc. (b)	6,600	26,070
Alloy, Inc. (b)	7,933	40,815
Ariba, Inc. (b)	12,510	108,712
AsiaInfo Holdings, Inc. (b)	9,403	37,142
Autobytel, Inc. (b)	8,330	56,727
Blue Coat Systems, Inc. (b)	2,100	38,871
Blue Nile, Inc. (b)	1,200	33,780
Brocade Communications Systems, Inc. (b)	48,000	231,360
CMGI, Inc. (b)	74,465	102,762
CNET Networks, Inc. (b)	25,386	231,774
DoubleClick, Inc. (b)	21,800	112,706
Drugstore.com, Inc. (b)	5,630	15,708
EarthLink, Inc. (b)	28,104	277,387
eCollege.com (b)	4,195	50,172
Entrust, Inc. (b)	9,862	27,515
Equinix, Inc. (b)	2,000	65,000
FindWhat.com (b)	3,327	54,230
Harris Interactive, Inc. (b)	10,100	64,741
INTAC International, Inc. (b)	700	4,893
Internap Network Services Corp. (b)	36,600	32,208
Internet Capital Group, Inc. (b)	8,900	46,725
Internet Security, Inc. (b)	7,638	117,014
Interwoven, Inc. (b)	7,961	59,867
iPass, Inc. (b)	7,300	38,690
iVillage, Inc. (b)	3,400	17,578
j2 Global Communications, Inc. (b)	3,665	93,494
Jupitermedia Corp. (b)	3,900	43,290
LookSmart Ltd. (b)	21,070	37,715
MarketWatch.com, Inc. (b)	1,000	10,335
MatrixOne, Inc. (b)	10,009	63,657
Neoforma, Inc. (b)	1,700	17,340
Net.B@nk, Inc.	11,907	127,881
Net2Phone, Inc. (b)	11,231	36,164
Netegrity, Inc. (b)	4,985	32,602
NIC, Inc. (b)	5,800	36,250
Omicell, Inc. (b)	4,133	60,342
Openwave Systems, Inc. (b)	14,179	161,215
Orbitz, Inc., Class A (b)	2,900	50,199
Overstock.com, Inc. (b)	1,900	66,633
PC-Tel, Inc. (b)	4,499	45,395
Priceline.com, Inc. (b)	4,599	108,904
PTEK Holdings, Inc. (b)	10,542	121,128
Redback Networks, Inc. (b)	6,056	32,339
S1 Corp. (b)	14,678	121,387
Sohu.com Inc. (b)	5,011	103,828
Stamps.com, Inc. (b)	3,773	39,541
Stellent, Inc. (b)	5,200	36,192
SupportSoft, Inc. (b)	8,400	74,004
TippingPoint Technologies, Inc. (b)	200	4,196
TriZetto Group, Inc. (The) (b)	4,698	31,758
United Online, Inc. (b)	10,100	157,560
ValueClick, Inc. (b)	15,969	165,758
Vignette Corp. (b)	57,209	81,809
WatchGuard Technolgies, Inc. (b)	7,481	39,425
Websense, Inc. (b)	5,119	195,495
Zixit Corp. (b)	5,300	31,058

		4,119,341

	Shares
	or
	Principal
	Amount	Value
Leisure Products (0.6%)
Action Performance Co., Inc.	3,553	38,372
Alliance Gaming Corp. (b)	11,342	161,396
Atari, Inc. (b)	1,740	3,202
Callaway Golf Co.	14,589	160,479
Coachmen Industries, Inc.	2,700	41,985
Department 56, Inc. (b)	2,600	40,092
Escalade, Inc.	800	8,704
Greg Manning Auctions, Inc. (b)	1,600	21,488
JAKKS Pacific, Inc. (b)	5,727	114,941
K2, Inc. (b)	5,561	79,244
Marine Products Corp.	984	16,187
MarineMax, Inc. (b)	2,300	56,557
Nautilus Group, Inc. (The)	5,630	104,268
Party City Corp. (b)	2,054	28,386
RC2 Corp. (b)	3,465	108,801
Speedway Motorsports, Inc.	2,600	89,830
Topps Co., Inc.	7,327	69,167
Vail Resorts, Inc. (b)	3,808	74,294
WMS Industries, Inc. (b)	3,924	106,890

		1,324,283

Machinery (1.6%)
Advanced Energy Industries, Inc. (b)	4,105	40,475
Albany International Corp., Class A	5,327	159,384
Applied Industrial Technologies, Inc.	4,016	128,392
Astec Industries, Inc. (b)	2,579	43,920
Baldor Electric Co.	5,553	127,053
Cascade Corp.	2,446	71,594
Cubic Corp.	3,246	65,732
Flowserve Corp. (b)	11,359	272,048
Franklin Electric Co., Inc.	3,246	122,958
Gardner Denver, Inc. (b)	4,432	118,689
Gorman-Rupp	700	17,885
IDEX Corp.	9,915	318,172
Intermagnetics General Corp. (b)	4,200	161,532
Intevac, Inc. (b)	1,900	8,360
Joy Global, Inc.	10,600	314,714
Kadant, Inc. (b)	2,903	58,350
Lennox International, Inc.	8,107	142,845
Milacron, Inc. (b)	7,997	28,789
NACCO Industries, Inc.	922	84,262
Nordson Corp.	5,744	240,501
Photon Dynamics, Inc. (b)	3,673	100,971
Sauer-Danfoss, Inc.	893	15,145
Stewart & Stevenson Services, Inc.	6,914	108,896
Tennant Co.	1,562	57,716
Terex Corp. (b)	10,293	400,502
Thomas Industries, Inc.	2,200	68,200
UNOVA, Inc. (b)	9,701	164,044
Wabtec Corp.	7,627	138,811

		3,579,940

Manufactured Housing (0.7%)
Aaon, Inc. (b)	900	16,200
Apogee Enterprises, Inc.	5,330	56,072
Beazer Homes USA, Inc.	2,890	269,926
Eagle Materials, Inc.	4,469	294,864
Fleetwood Enterprises, Inc. (b)	10,661	143,284
Highwood Properties, Inc.	11,748	272,553
Levitt Corp., Class A (b)	3,282	68,102
Monaco Coach Corp.	5,339	129,631
Palm Harbor Homes, Inc. (b)	2,804	44,920

	Shares
	or
	Principal
	Amount	Value
Skyline Corp.	918	34,333
WCI Communities, Inc. (b)	5,800	124,874
Winnebago Industries, Inc.	4,676	172,311

		1,627,070

Manufacturing (1.1%)
American Superconductor Corp. (b)	3,900	39,546
Applied Films Corp. (b)	3,047	56,827
AptarGroup, Inc.	6,600	279,245
Armor Holdings, Inc. (b)	5,708	208,342
Champion Enterprises, Inc. (b)	13,784	134,118
Checkpoint Systems, Inc. (b)	7,308	125,771
Cognex Corp.	7,917	238,143
CSS Industries, Inc.	1,351	42,908
CUNO, Inc. (b)	3,778	198,949
EnPro Industries, Inc. (b)	4,000	99,040
Identix, Inc. (b)	18,420	99,284
Jacuzzi Brands, Inc. (b)	15,186	117,236
Lincoln Electric Holdings, Inc.	7,731	262,931
Mine Safety Appliances Co.	3,730	138,570
Myers Industries, Inc.	4,455	58,361
OshKosh B’Gosh, Inc., Class A	2,027	45,466
Powell Industries, Inc. (b)	1,269	21,713
Quixote Corp.	1,690	32,448
Raven Industries, Inc.	2,000	76,240
Sturm, Ruger & Co., Inc.	4,137	43,066
Valence Technology, Inc. (b)	8,330	26,073
Woodward Governor Co.	1,820	111,693
Young Innovations Inc.	500	13,700

		2,469,670

Manufacturing / Diversified (0.9%)
A.O. Smith Corp.	3,348	96,155
Acuity Brands, Inc.	8,542	203,727
Barnes Group, Inc.	2,902	75,307
CLARCOR, Inc.	5,003	220,132
ESCO Technologies, Inc. (b)	2,494	131,309
Federal Signal Corp.	10,443	177,635
Global Power Equipment Group, Inc. (b)	5,100	35,751
Griffon Corp. (b)	6,260	131,272
Imation Corp.	6,400	212,160
Lancaster Colony Corp.	4,801	193,384
Matthews International Corp., Class A	5,722	196,150
Penn Energineering & Manufacturing Corp.	1,100	21,802
Standex International Corp.	2,554	58,129
Tredegar Industries, Inc.	5,406	89,091
USG Corp. (b)	7,865	135,593

		1,977,597

Medical Equipment & Supplies (2.2%)
Abaxis, Inc. (b)	2,700	40,527
Advanced Medical Optics, Inc. (b)	5,930	225,637
Advanced Neuromodulation Systems, Inc. (b)	4,011	128,553
Allscripts Healthcare Solution, Inc. (b)	5,350	37,611
Animas Corp. (b)	1,600	24,352
Arrow International, Inc.	3,944	109,328
Aspect Medical Systems, Inc. (b)	3,780	60,518
BioLase Technology, Inc. (b)	5,901	54,466
Bioveris Corp. (b)	4,196	31,470
Bruker BioSciences Corp. (b)	3,213	13,077
Candela Corp. (b)	4,222	39,729
Cardiac Science, Inc. (b)	8,400	16,800
CardioDyamics International Corp. (b)	6,600	30,558

	Shares
	or
	Principal
	Amount	Value
Cepheid, Inc. (b)	6,900	61,341
Closure Medical Corp. (b)	1,800	33,768
Conceptus, Inc. (b)	4,300	41,925
CONMED Corp. (b)	6,653	147,430
CTI Molecular Imaging, Inc. (b)	6,900	72,243
Cyberonics, Inc. (b)	3,930	109,961
Durect Corp. (b)	9,100	12,376
E-Z-EM, Inc.	600	10,038
Encore Medical Corp. (b)	4,300	23,779
Endocardial Solutions, Inc. (b)	5,300	48,919
EPIX Medical, Inc. (b)	5,230	94,402
Exactech, Inc. (b)	1,100	21,582
Hanger Orthopedic Group, Inc. (b)	5,400	54,540
Hologic, Inc. (b)	4,100	81,672
ICU Medical, Inc. (b)	2,250	62,550
IDX Systems Corp. (b)	3,531	106,036
Intuitive Surgical, Inc. (b)	5,769	131,995
Kensey Nash Corp. (b)	2,400	67,896
Kyphon, Inc. (b)	4,500	121,635
Landauer, Inc.	1,622	71,254
Laserscope (b)	3,700	70,559
Lifeline Systems, Inc. (b)	1,500	33,120
Medical Action Industries, Inc. (b)	2,166	35,847
Mentor Corp.	8,624	271,569
Merit Medical Systems, Inc. (b)	6,429	108,522
Metrologic Instruments, Inc. (b)	2,000	31,820
Oakley, Inc.	4,123	44,528
Ocular Sciences, Inc. (b)	4,504	198,762
OraSure Technologies, Inc. (b)	7,673	59,466
Orthologic Corp. (b)	9,654	71,256
Orthovita, Inc. (b)	10,400	47,320
Possis Medical, Inc. (b)	3,743	107,050
PSS World Medical, Inc. (b)	14,838	145,264
Rofin-Sinar Technologies, Inc. (b)	3,500	74,235
Serologicals Corp. (b)	5,728	112,269
Sonic Innovations, Inc. (b)	5,300	23,426
STERIS Corp. (b)	12,700	261,112
Surmodics, Inc. (b)	3,423	81,878
Sybron Dental Specialties, Inc. (b)	7,752	208,529
Techne Corp. (b)	9,536	379,532
ThermoGenesis Corp. (b)	6,300	26,145
Viasys Healthcare, Inc. (b)	5,725	86,734
VISX, Inc. (b)	9,284	198,770
Vital Signs, Inc.	1,030	30,756
Wright Medical Group, Inc. (b)	4,796	132,513
Zoll Medical Corp. (b)	1,946	65,853

		5,094,803

Medical Laboratories (0.3%)
Able Laboratories, Inc. (b)	4,085	84,151
Alliance Imaging, Inc. (b)	1,300	6,370
Applera Corp. — Celera Genomics Group (b)	14,669	172,214
Bio-Reference Laboratories, Inc. (b)	2,300	28,497
Cerner Corp. (b)	6,031	271,395
Discovery Laboratories, Inc. (b)	7,700	59,213
LabOne, Inc. (b)	3,839	113,289
Specialty Laboratories, Inc. (b)	276	2,782

		737,911

Metal Processors (0.5%)
Commercial Metals Co.	5,826	201,754
Kaydon Corp.	5,548	161,613
Metal Management, Inc. (b)	4,000	77,560

	Shares
	or
	Principal
	Amount	Value
Metals USA, Inc. (b)	3,200	52,320
Mueller Industries, Inc.	6,816	259,826
NN, Inc.	3,335	37,319
Quanex Corp.	3,800	172,900
Steel Technologies, Inc.	1,200	27,732
Valmont Industries, Inc.	2,500	54,575

		1,045,599

Metals (0.4%)
Brush Engineered Materials, Inc. (b)	2,896	52,418
Century Aluminum Co. (b)	3,837	90,361
Cleveland-Cliffs, Inc. (b)	2,372	155,461
Coeur d’Alene Mines Corp. (b)	44,957	155,551
Compass Minerals International, Inc.	2,400	49,008
Hecla Mining Co. (b)	26,922	145,379
RTI International Metals, Inc. (b)	3,800	56,962
Stepan Co.	500	12,120
Stillwater Mining Co. (b)	4,475	65,111
Titanium Metals Corp. (b)	100	10,850
USEC, Inc.	15,800	134,142

		927,363

Natural Gas (0.4%)
Airgas, Inc.	10,800	234,900
EnergySouth, Inc.	1,400	55,272
Laclede Group, Inc. (The)	4,900	131,859
Southern Union Co. (b)	12,465	248,178
St. Mary Land & Exploration Co.	5,518	189,323
Syntroleum Corp. (b)	7,200	39,600

		899,132

Office Equipment & Supplies (0.3%)
Ennis Business Forms, Inc.	3,200	58,240
General Binding Corp. (b)	500	5,965
Global Imaging Systems, Inc. (b)	4,783	145,068
Imagistics International, Inc. (b)	3,100	100,750
Interface, Inc. (b)	8,755	72,842
John H. Harland Co.	5,474	154,969
School Specialty, Inc. (b)	4,427	152,333
Standard Register Co.	2,234	24,485

		714,652

Oil & Gas (3.0%)
Atlas America, Inc. (b)	1,300	26,104
Atwood Oceanics, Inc. (b)	1,755	67,848
Berry Petroleum Co.	2,800	84,728
Brigham Exploration Co. (b)	2,200	19,624
Cabot Oil & Gas Corp.	6,645	292,181
Cal Dive International, Inc. (b)	8,416	260,896
Callon Petroleum Co. (b)	3,100	41,788
Cheniere Energy, Inc. (b)	4,100	75,399
Cimarex Energy Co. (b)	8,422	273,968
Clayton Williams Energy, Inc. (b)	2,000	49,640
Comstock Resources, Inc. (b)	6,436	135,413
Delta Petroleum Corp. (b)	4,000	52,040
Denbury Resources, Inc. (b)	10,831	236,657
Edge Petroleum Corp. (b)	3,400	58,140
Encore Acquisition Co. (b)	3,600	106,092
Energy Partners Ltd. (b)	4,700	73,508
Forest Oil Corp. (b)	10,412	294,555
FX Energy, Inc. (b)	3,800	32,034
Giant Industries, Inc. (b)	2,700	65,340
Grey Wolf, Inc. (b)	36,717	164,859
Hanover Compressor Co. (b)	14,300	167,882
Harvest Natural Resources, Inc. (b)	7,065	97,356

	Shares
	or
	Principal
	Amount	Value
Helmerich & Payne, Inc.	9,000	227,880
Houston Exploration Co. (The) (b)	3,322	179,388
KCS Energy, Inc. (b)	8,431	124,610
Lufkin Industries, Inc.	1,282	42,114
Magnum Hunter Resources, Inc. (b)	13,540	145,149
Matrix Service Co. (b)	5,100	35,445
McMoRan Exploration Co. (b)	3,400	51,646
Meridian Resource Corp. (The) (b)	8,400	70,140
Mission Resources Corp. (b)	9,700	53,447
Newpark Resources, Inc. (b)	16,384	99,942
Oceaneering International, Inc. (b)	4,802	158,802
Parker Drilling Co. (b)	18,277	70,549
Penn Virginia Corp.	3,100	116,839
Petroleum Development Corp. (b)	3,796	101,012
Plains Exploration & Production Co. (b)	15,802	329,472
Quaker Chemical Corp.	1,600	39,840
Quicksilver Resources, Inc. (b)	5,872	185,966
Quiksilver Resources, Inc. (b)	11,368	245,094
Range Resources Corp.	15,363	257,330
Remington Oil & Gas Corp. (b)	5,080	120,142
RPC, Inc.	1,801	27,789
Spinnaker Exploration Co. (b)	4,809	172,018
Stone Energy Corp. (b)	5,041	228,055
Swift Energy Co. (b)	5,500	124,795
Tesoro Petroleum Corp. (b)	13,251	384,280
Todco, Class A (b)	1,000	15,780
Unit Corp. (b)	7,600	245,100
Vintage Petroleum, Inc.	10,036	171,616
Whiting Petroleum Corp. (b)	2,700	63,936
World Fuel Services Corp.	2,300	87,400

		6,851,628

Oil Equipment & Services (0.9%)
CARBO Ceramics, Inc.	2,546	180,333
Dril-Quip, Inc. (b)	813	15,325
Frontier Oil Corp.	7,109	152,488
Global Industries Ltd. (b)	18,624	94,051
Holly Corp.	2,549	100,456
Hydril Co. (b)	3,956	141,031
Key Energy Services, Inc. (b)	27,300	275,185
Lone Star Technologies, Inc. (b)	5,834	194,389
SEACOR SMIT, Inc. (b)	3,718	157,271
SJW Corp.	700	22,435
Superior Energy Services, Inc. (b)	12,084	135,099
TETRA Technologies, Inc. (b)	5,408	142,501
TRC Cos., Inc. (b)	1,600	24,480
Veritas DGC, Inc. (b)	7,260	178,814
W-H Energy Services, Inc. (b)	6,200	124,620
WD-40 Co.	4,127	108,870

		2,047,348

Oil Field Machinery & Equipment (0.1%)
Gulf Island Fabrication, Inc.	2,545	51,231
Oil States International, Inc. (b)	4,270	70,284
Universal Compression Holdings, Inc. (b)	2,900	95,149

		216,664

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc. (b)	4,290	46,075
Caraustar Industries, Inc. (b)	7,021	97,943
Chesapeake Corp.	3,770	87,502
Deltic Timber Corp.	1,956	67,306
Glatfelter & Co.	5,565	74,181
Graphic Packaging Corp. (b)	11,200	77,168

	Shares
	or
	Principal
	Amount	Value
Longview Fibre Co. (b)	10,300	132,973
Pope & Talbot, Inc.	3,092	60,665
Potlatch Corp.	6,486	260,024
Rock-Tenn Co.	4,600	65,182
Schweitzer-Mauduit International, Inc.	4,242	119,837
Universal Forest Products, Inc.	3,666	111,336
Wausau-Mosinee Paper Corp.	8,847	137,482

		1,337,674

Pharmaceuticals (2.5%)
Alexion Pharmaceuticals, Inc. (b)	4,229	67,326
American Pharmaceutical Partners, Inc. (b)	1	30
Array BioPharma, Inc. (b)	3,400	22,746
AtheroGenics, Inc. (b)	8,831	126,990
Barrier Therapeutics, Inc. (b)	500	5,225
Bioenvision, Inc. (b)	2,500	19,150
BioMarin Pharmaceutical, Inc. (b)	15,185	86,858
Bone Care International, Inc. (b)	3,666	91,980
Bradley Pharmaceuticals, Inc. (b)	3,608	84,932
Cell Genesys, Inc. (b)	10,392	74,926
CIMA Labs, Inc. (b)	3,555	120,337
Corixa Corp. (b)	13,029	58,891
Cubist Pharmaceuticals, Inc. (b)	8,750	90,825
CYTOGEN Corp. (b)	3,900	47,346
Cytokinetics, Inc. (b)	700	5,796
Del Laboratories, Inc. (b)	516	17,709
Dendreon Corp. (b)	10,200	93,942
Depomed, Inc. (b)	2,200	10,538
DOV Pharmaceutical, Inc. (b)	3,300	42,900
Encysive Pharmaceuticals, Inc. (b)	11,097	68,468
Enzon, Inc. (b)	8,600	106,726
First Horizon Pharmaceutical Corp. (b)	4,500	78,615
Genaera Corp. (b)	7,300	22,265
Geron Corp. (b)	10,537	67,964
Hollis-Eden Pharmaceuticals, Inc. (b)	3,791	36,318
ILEX Oncology, Inc. (b)	8,162	205,601
ImmunoGen, Inc. (b)	7,338	39,405
Impax Laboratories, Inc. (b)	10,724	151,745
Indevus Pharmaceuticals, Inc. (b)	10,330	65,492
Inkine Pharmaceutical Co., Inc. (b)	6,600	27,390
Inspire Pharmaceuticals, Inc. (b)	6,209	81,276
Inter Parfums, Inc.	1,200	19,956
Inveresk Research Group, Inc. (b)	5,800	210,540
Isis Pharmaceuticals, Inc. (b)	10,380	52,419
Isolagen, Inc. (b)	5,500	43,945
Ista Pharmaceuticals, Inc. (b)	500	6,275
Keryx Biopharmaceuticals, Inc. (b)	3,300	34,881
Kos Pharmaceuticals, Inc. (b)	2,468	72,979
Lannett Co., Inc. (b)	600	7,626
LifeCell Corp. (b)	6,600	58,278
Mannatech, Inc.	1,600	15,248
Maxim Pharmaceuticals, Inc. (b)	6,700	52,662
Medical Co. (b)	10,097	267,166
NeighborCare, Inc. (b)	7,755	198,838
NeoPharm, Inc. (b)	4,755	29,957
NitroMed, Inc. (b)	100	1,748
Northfield Laboratories, Inc. (b)	4,600	51,980
Noven Pharmaceuticals, Inc. (b)	5,100	103,071
Nuvelo, Inc. (b)	8,223	66,113
Onyx Pharmaceuticals, Inc. (b)	6,300	215,018
Oscient Pharmaceuticals Corp. (b)	9,600	42,432
Pain Therapeutics, Inc. (b)	7,300	46,574

	Shares
	or
	Principal
	Amount	Value
Parexel International Corp. (b)	6,303	121,081
Penwest Pharmaceuticals Co. (b)	4,553	46,031
Peregrine Pharmaceuticals, Inc. (b)	24,373	29,004
Perrigo Co.	13,611	226,758
PetMed Express, Inc. (b)	3,100	12,679
Pharmacyclics, Inc. (b)	2,800	23,464
Pharmion Corp. (b)	2,600	116,688
Pharmos Corp. (b)	14,200	49,984
POZEN, Inc. (b)	6,350	41,275
PRAECIS Pharmaceuticals, Inc. (b)	12,933	31,427
Progenics Pharmaceuticals, Inc. (b)	2,300	29,164
Regeneron Pharmaceuticals, Inc. (b)	6,517	55,786
Renovis, Inc. (b)	200	1,542
Salix Pharmaceuticals, Inc. (b)	8,400	179,088
Santarus, Inc. (b)	600	6,060
SuperGen, Inc. (b)	8,594	44,603
Telik, Inc. (b)	9,633	190,348
Transkaryotic Therapies, Inc. (b)	7,161	106,771
United Therapeutics Corp. (b)	4,547	112,584
Valeant Pharmaceuticals International	17,300	302,922
VaxGen, Inc. (b)	3,800	43,320
Vertex Pharmaceuticals, Inc. (b)	17,400	160,602
Vicuron Pharmaceuticals, Inc. (b)	10,194	102,552
Vion Pharmaceuticals, Inc. (b)	7,900	28,677

		5,679,828

Pipelines (0.1%)
Aquila, Inc. (b)	36,510	119,753
TransMontaigne, Inc. (b)	1,854	11,699

		131,452

Pollution Control (0.3%)
BHA Group Holdings, Inc.	1,400	53,130
Calgon Carbon Corp.	10,748	68,035
Casella Waste Systems, Inc., Class A (b)	3,503	42,737
Duratek, Inc. (b)	3,723	53,053
Flanders Corp. (b)	4,100	41,943
Imco Recycling, Inc. (b)	3,700	45,880
Waste Connections, Inc. (b)	10,101	291,514

		596,292

Printing & Publishing (0.7%)
Banta Corp.	5,807	230,596
Bowne & Co., Inc.	6,788	101,073
Courier Corp.	1,000	41,000
Hollinger International, Inc.	12,884	213,230
Information Holdings, Inc. (b)	2,419	66,039
Journal Register Co. (b)	7,359	142,765
Playboy Enterprises, Inc. (b)	2,734	30,511
Presstek, Inc. (b)	6,210	53,033
PRIMEDIA, Inc. (b)	26,700	64,080
ProQuest Co. (b)	4,779	119,475
Pulitzer, Inc.	1,572	72,705
Scholastic Corp. (b)	5,200	143,052
Thomas Nelson, Inc.	1,900	40,945
Valassis Communications, Inc. (b)	9,400	274,857

		1,593,361

Radio (0.1%)
Beasley Broadcast Group, Inc. (b)	1,030	15,007
Saga Communications, Inc. (b)	3,125	55,625
Spanish Broadcasting System, Inc. (b)	8,803	75,618

		146,250

Railroads (0.1%)

	Shares
	or
	Principal
	Amount	Value
Florida East Coast Industries, Inc.	3,819	141,952

Real Estate (0.2%)
Avatar Holdings, Inc. (b)	892	37,045
Consolidated-Tomoka Land Co.	800	30,560
Getty Realty Corp.	2,900	67,744
Jones Lang LaSalle, Inc. (b)	6,262	181,597
LNR Property Corp.	3,300	178,233
Tarragon Realty Investors, Inc. (b)	125	1,803
Trammell Crow Co. (b)	5,098	68,364

		565,346

Real Estate Investment Trusts (5.2%)
Acadia Realty Trust	6,199	87,840
Affordable Residential Communities	3,600	55,080
Alexandria Real Estate Equities, Inc.	4,177	250,996
American Financial Realty Trust	19,800	262,350
American Home Mortgage Investment Corp.	6,013	155,436
Amli Residential Properties Trust	4,900	141,463
Anthracite Capital, Inc.	9,801	107,517
Arbor Realty Trust, Inc.	400	7,600
Ashford Hospitality Trust	1,700	15,198
Bedford Property Investors, Inc.	2,950	82,571
Bluegreen Corp. (b)	2,200	25,762
Brandywine Realty Trust	7,944	216,871
Capital Automotive REIT	6,998	202,872
Capital Lease Funding, Inc. (b)	6,300	62,685
Capital Trust, Inc., Class A	400	9,788
Capstead Mortgage Corp.	4,400	56,760
CarrAmerica Realty Corp.	11,200	341,488
Cedar Shopping Centers, Inc.	4,800	59,376
Colonial Properties Trust	4,266	162,108
Commercial Net Lease Realty	9,169	155,873
Cornerstone Realty Income Trust, Inc.	9,907	86,884
Corporate Office Properties Trust	8,085	204,793
Correctional Properties Trust	2,100	54,390
Corrections Corporation of America (b)	7,845	295,757
Cousins Properties, Inc.	6,300	202,419
CRT Properties, Inc.	5,331	115,150
EastGroup Properties, Inc.	4,076	132,185
Entertainment Properties Trust	5,214	184,367
Equity Inns, Inc.	11,100	100,677
Equity One, Inc.	5,600	101,080
Essex Property Trust, Inc.	4,971	327,589
FelCor Lodging Trust, Inc. (b)	9,600	109,440
First Industrial Realty Trust, Inc.	8,860	324,630
Gables Residential Trust	5,940	196,317
Glenborough Realty Trust, Inc.	5,452	99,663
Glimcher Realty Trust	6,938	150,277
Government Properties Trust, Inc.	5,600	55,664
Healthcare Realty Trust, Inc.	7,800	281,736
Heritage Property Investment	4,685	128,650
Highland Hospitality Corp.	4,800	49,872
Home Properties of New York, Inc.	7,490	281,624
Impac Mortgage Holdings, Inc.	13,055	299,612
Innkeepers USA Trust	9,661	101,344
Investors Real Estate Trust	8,297	81,974
Keystone Property Trust	6,226	147,930
Kilroy Realty Corp.	6,791	240,401
Kramont Realty Trust	4,877	77,544
La Quinta Corp. (b)	36,131	276,763
LaSalle Hotel Properties	5,296	136,319

	Shares
	or
	Principal
	Amount	Value
Lexington Corporate Properties Trust	10,785	210,955
LTC Properties, Inc.	2,900	49,706
Luminent Mortgage Capital, Inc.	5,500	59,015
Maguire Properties, Inc.	5,800	143,550
Manufactured Home Communities, Inc.	3,600	114,084
MeriStar Hospitality Corp. (b)	14,409	83,572
MFA Mortgage Investments, Inc.	16,374	132,793
Mid-America Apartment Communities, Inc.	3,412	122,320
Mission West Properties, Inc.	2,600	26,520
National Health Investors, Inc.	4,237	116,221
Nationwide Health Properties, Inc.	14,989	286,290
Newcastle Investment Corp.	7,677	217,182
Omega Healthcare Investors, Inc.	7,000	68,250
Origen Financial, Inc.	3,500	27,125
Parkway Properties, Inc.	2,700	118,530
Pennsylvania Real Estate Investment Trust	5,923	206,535
Post Properties, Inc.	7,994	223,752
Prentiss Properties Trust	8,529	292,204
Price Legacy Corp.	4,287	78,495
PS Business Parks, Inc.	2,677	107,615
Rait Investment Trust	4,968	120,424
Ramco-Gershenson Properties Trust	2,000	51,420
Realty Income Corp.	7,200	291,744
Redwood Trust, Inc.	3,820	216,861
Saul Centers, Inc.	2,945	88,350
Senior Housing Properties Trust	9,926	165,764
Sovran Self Storage, Inc.	2,700	104,733
Summit Properties, Inc.	5,316	137,153
Sun Communities, Inc.	3,138	118,020
Tanger Factory Outlet Centers, Inc.	3,461	137,229
Taubman Centers, Inc.	9,864	227,858
Town & Country Trust	4,213	102,924
U.S. Restaurant Properties, Inc.	6,127	93,069
Universal Health Realty Income Trust	2,173	61,800
Urstadt Biddle Properties, Inc., Class A	5,580	75,665
Washington Real Estate Investment Trust	7,700	215,138
Winston Hotels, Inc.	4,445	48,895

		12,246,446

Recreational Vehicles & Boats (0.1%)
Arctic Cat, Inc.	3,238	87,847
Thor Industries, Inc.	7,393	231,475

		319,322

Research & Development (0.2%)
Albany Molecular Research, Inc. (b)	6,185	73,478
Antigenics, Inc. (b)	6,950	52,681
Biosite, Inc. (b)	2,831	125,101
Exponet, Inc. (b)	1,800	45,198
Forrester Research, Inc. (b)	2,681	47,856
Neurogen Corp. (b)	3,300	21,549
Regeneration Technologies, Inc. (b)	5,400	52,488
Trimeris, Inc. (b)	3,008	34,502

		452,853

Residential Building Construction (0.3%)
Ameron International Corp.	1,600	56,000
Dominion Homes, Inc. (b)	1,039	22,463
Dycom Industries, Inc. (b)	9,796	263,905
Insituform Technologies, Inc. (b)	5,194	93,336
M/I Schottenstein Homes, Inc.	2,392	90,872

	Shares
	or
	Principal
	Amount	Value
William Lyon Homes (b)	800	61,176

		587,752

Restaurants (1.0%)
Bob Evans Farms, Inc.	7,449	198,292
Buffalo Wild Wings, Inc. (b)	1,700	50,218
California Pizza Kitchen, Inc. (b)	3,680	73,195
Chicago Pizza & Brewery, Inc. (b)	2,100	31,563
CKE Restaurants, Inc. (b)	9,400	135,548
Cosi, Inc. (b)	2,400	13,896
Dave & Buster’s, Inc. (b)	2,100	35,784
IHOP Corp.	4,300	159,057
Jack in the Box, Inc. (b)	7,105	226,650
Landry’s Restaurants, Inc.	5,714	172,734
Lone Star Steakhouse & Saloon, Inc.	3,961	96,015
O’Charley’s, Inc. (b)	5,127	90,133
P.F. Chang’s China Bistro, Inc. (b)	5,325	236,590
Panera Bread Co. (b)	5,829	215,032
Papa John’s International, Inc. (b)	2,962	89,956
Sonic Corp. (b)	13,031	299,713
Steak n Shake Co. (The) (b)	3,610	61,803
Triarc Companies, Inc.	6,990	68,222

		2,254,401

Retail (3.0%)
1-800-FLOWERS.COM (b)	4,329	32,641
99 CENTS Only Stores (b)	8,500	121,805
A.C. Moore Arts & Crafts, Inc. (b)	2,700	67,905
Alexander’s, Inc. (b)	300	51,195
America’s Car-Mart, Inc. (b)	1,400	42,700
Asbury Automotive Group, Inc. (b)	1,200	16,356
Big 5 Sporting Goods Corp. (b)	3,200	68,384
Blair Corp.	2,100	57,540
Bon-Ton Stores, Inc. (The)	1,900	26,239
Brookstone, Inc. (b)	5,150	90,280
Building Materials Holding Corp.	3,800	76,095
Cache, Inc. (b)	2,700	41,958
Carter’s, Inc. (b)	1,400	38,206
Casey’s General Stores, Inc.	11,200	181,216
Cash America International, Inc.	5,454	122,442
Casual Male Retail Group, Inc. (b)	8,300	50,962
Cato Corp.	3,794	79,181
CBRL Group, Inc.	9,100	302,301
CEC Entertainment, Inc. (b)	7,408	269,280
Charlotte Russe Holding, Inc. (b)	2,827	58,067
Children’s Place Retail Store, Inc. (The) (b)	3,531	72,386
Christopher & Banks Corp.	7,519	123,086
Coldwater Creek, Inc. (b)	5,748	108,177
Conn’s, Inc. (b)	400	6,684
Cost Plus, Inc. (b)	4,885	163,452
CSK Auto Corp. (b)	8,300	114,955
Dick’s Sporting Goods, Inc. (b)	6,184	200,980
Dress Barn, Inc. (b)	4,091	68,524
Duane Reade, Inc. (b)	4,288	70,623
Electronics Boutique Holdings Corp. (b)	2,767	69,479
Fred’s, Inc.	8,074	145,736
Gander Mountain Co. (b)	400	8,580
Genesco, Inc. (b)	4,320	92,707
Group 1 Automotive, Inc. (b)	3,301	98,172
Guitar Center, Inc. (b)	4,450	200,028
Gymboree Corp. (b)	7,542	119,390
Hancock Fabrics, Inc.	5,400	62,316
Haverty Furniture Co., Inc.	2,900	53,911

	Shares
	or
	Principal
	Amount	Value
Hibbet Sporting Goods, Inc. (b)	5,346	101,895
Hollywood Entertainment Corp. (b)	10,177	131,385
Insight Enterprises, Inc. (b)	10,762	172,622
J. Jill Group, Inc. (b)	4,303	79,907
Jo-Ann Stores, Inc. (b)	3,783	100,325
Kirkland’s, Inc. (b)	3,100	32,581
Linens ‘n Things, Inc. (b)	9,088	241,923
M&F Worldwide Corp. (b)	2,000	26,120
Men’s Wearhouse, Inc. (b)	6,319	167,390
Movado Group, Inc.	2,862	42,959
Movie Gallery, Inc.	6,307	109,679
Pantry, Inc. (The) (b)	1,600	34,864
PC Connection, Inc. (b)	1,400	10,711
PC Mall, Inc. (b)	2,100	35,259
RARE Hospitality International, Inc. (b)	6,981	196,934
Rent-Way, Inc. (b)	6,063	45,594
Restoration Hardware, Inc. (b)	6,600	43,164
Retail Ventures, Inc. (b)	1,400	11,256
Sharper Image Corp. (b)	2,865	76,496
ShopKo Stores, Inc. (b)	5,900	91,745
Smart & Final, Inc. (b)	2,465	37,000
Sonic Automotive, Inc.	5,552	124,087
Sports Authority, Inc. (The) (b)	4,380	111,690
Stein Mart, Inc. (b)	5,833	105,811
Too, Inc. (b)	6,732	100,845
Tractor Supply Co. (b)	6,868	249,033
Trans World Entertainment Corp. (b)	4,505	44,735
Tuesday Morning Corp. (b)	5,667	182,251
United Rentals, Inc. (b)	9,525	188,976
Weis Markets, Inc.	2,183	69,616
WESCO International, Inc. (b)	2,700	55,485
West Marine, Inc. (b)	2,800	57,848
Zale Corp. (b)	10,800	293,111

		6,947,236

Retail / Food & Drug (0.3%)
Arden Group, Inc., Class A	168	13,944
Ingles Markets, Inc., Class A	4,183	47,854
Longs Drug Stores Corp.	6,108	128,268
Nash-Finch Co.	3,191	84,306
Pathmark Stores, Inc. (b)	8,418	60,105
Ruddick Corp.	6,689	130,837
United Natural Foods, Inc. (b)	8,652	187,488
Wild Oats Markets, Inc. (b)	6,610	83,286

		736,088

Semiconductors (2.4%)
Actel Corp. (b)	6,182	92,854
Alliance Semiconductor Corp. (b)	3,931	18,594
AMIS Holdings, Inc. (b)	6,400	94,272
Artisan Components, Inc. (b)	5,219	126,978
Asyst Technologies, Inc. (b)	9,109	52,741
ATMI, Inc. (b)	6,435	131,017
August Technology Corp. (b)	2,400	24,840
Axcelis Technologies, Inc. (b)	20,663	192,785
Brooks Automation, Inc. (b)	9,187	132,385
ChipPac, Inc. (b)	9,849	49,048
Cirrus Logic, Inc. (b)	16,447	99,998
COHU, Inc.	4,205	79,622
Credence Systems Corp. (b)	19,062	170,795
Cymer, Inc. (b)	7,443	213,167
Diodes, Inc. (b)	1,400	32,088
DuPont Photomasks, Inc. (b)	3,496	57,125

	Shares
	or
	Principal
	Amount	Value
Emulex Corp. (b)	15,200	164,008
Entegris, Inc. (b)	8,439	75,107
ESS Technology, Inc. (b)	7,900	54,115
Exar Corp. (b)	9,436	127,103
FEI Co. (b)	4,923	99,002
FormFactor, Inc. (b)	4,700	94,376
FSI International, Inc. (b)	7,400	38,850
Genesis Microchip, Inc. (b)	6,644	76,340
Helix Technology Corp.	5,957	86,019
Integrated Device Technology, Inc. (b)	19,300	220,598
Ixia (b)	4,036	31,481
IXYS Corp. (b)	3,502	25,600
Kopin Corp. (b)	14,007	53,647
LTX Corp. (b)	11,953	97,178
Mattson Technology, Inc. (b)	6,486	57,661
Microsemi Corp. (b)	12,258	150,161
Microtune, Inc. (b)	7,900	35,155
Microvision, Inc. (b)	4,700	26,508
Mindspeed Technologies, Inc. (b)	19,846	64,103
MIPS Technologies, Inc. (b)	6,200	31,682
MKS Instruments, Inc. (b)	6,623	97,491
Mykrolis Corp (b)	7,465	74,650
OmniVision Technologies, Inc. (b)	12,772	150,454
ON Semiconductor Corp. (b)	26,108	104,432
Oplink Communications, Inc. (b)	20,681	37,019
Optical Communication Products, Inc. (b)	917	2,017
OSI Systems, Inc. (b)	2,700	50,301
Pericom Semiconductor Corp. (b)	4,300	42,957
Photronics Corp. (b)	5,972	86,415
Pixelworks, Inc. (b)	7,430	72,740
Power Integrations, Inc. (b)	5,611	113,230
Rudolph Technologies, Inc. (b)	2,500	40,000
Semitool, Inc. (b)	3,118	25,630
Sigmatel, Inc. (b)	4,300	65,661
Silicon Image, Inc. (b)	15,103	181,084
Silicon Storage Technology, Inc. (b)	16,284	108,126
Siliconix, Inc. (b)	1,100	46,882
SIPEX Corp. (b)	5,600	22,288
SiRF Technology Holdings, Inc. (b)	1,400	15,666
Skyworks Solutions Co. (b)	33,367	279,614
Staktek Holdings, Inc. (b)	500	2,490
Supertex, Inc. (b)	752	12,588
Tessera Technologies, Inc. (b)	4,000	69,600
Transmeta Corp. (b)	27,500	31,075
TriQuint Semiconductor, Inc. (b)	27,439	111,128
Ultratech Stepper, Inc. (b)	4,490	55,945
Veeco Instruments, Inc. (b)	5,142	116,981
Vitesse Semiconductor Corp. (b)	45,388	127,086
Xicor, Inc. (c) (b)	5,666	80,174

		5,400,727

Services (1.1%)
Alderwoods Group, Inc. (b)	9,599	85,287
aQuantive, Inc. (b)	9,277	79,226
Arbitron, Inc. (b)	6,643	228,718
Central Parking Corp.	3,377	53,796
Clark, Inc. (b)	3,100	46,996
Coinstar, Inc. (b)	5,138	104,558
Cornell Cos., Inc. (b)	4,400	58,960
CyberGuard Corp. (b)	2,583	15,214
First Advantage Corp., Class A (b)	1,200	19,980
FTI Consulting, Inc. (b)	7,907	136,475
Geo Group, Inc. (The) (b)	2,300	42,320

	Shares
	or
	Principal
	Amount	Value
Healthcare Services Group, Inc.	2,900	48,807
Labor Ready, Inc. (b)	9,994	140,116
Manhattan Associates, Inc. (b)	5,900	153,164
MasTec, Inc. (b)	2,400	14,976
National Healthcare Corp.	1,000	26,990
NDCHealth Corp.	7,563	158,899
Perini Corp. (b)	2,283	24,976
Perot Systems Corp., Class A (b)	14,600	184,252
Quanta Services, Inc. (b)	14,968	93,999
Rollins, Inc.	3,874	89,683
Secure Computing Corp. (b)	9,650	66,730
Sotheby’s Holdings, Inc. (b)	9,178	146,664
Stewart Enterprises, Inc., Class A (b)	20,864	145,213
Tetra Tech, Inc. (b)	11,223	181,139
URS Corp. (b)	5,553	134,105
Volt Information Sciences, Inc. (b)	1,205	36,090

		2,517,333

Steel (0.8%)
AK Steel Holding Corp. (b)	19,700	130,611
Allegheny Technologies, Inc.	17,977	360,439
Carpenter Technology Corp.	4,417	189,931
Gibraltar Steel Corp.	2,919	94,138
Maverick Tube Corp. (b)	8,652	249,524
NS Group, Inc. (b)	2,946	50,200
Oregon Steel Mills, Inc. (b)	5,600	86,800
Reliance Steel & Aluminum Co.	5,800	230,956
Ryerson Tull, Inc.	4,674	71,699
Schnitzer Steel Industries, Inc.	4,079	126,163
Steel Dynamics, Inc.	8,347	273,364
Wheeling-Pittsburgh Corp. (b)	600	14,868

		1,878,693

Technology (1.7%)
Benchmark Electronics, Inc. (b)	8,395	239,929
Black Box Corp.	3,582	136,116
CommScope, Inc. (b)	10,617	218,710
Concur Technologies, Inc. (b)	4,900	52,675
CTS Corp.	7,337	84,155
Digi International, Inc. (b)	2,900	32,915
Digimarc Corp. (b)	3,897	35,190
Dionex Corp. (b)	4,191	197,773
EMS Technologies, Inc. (b)	2,100	32,613
Excel Technology, Inc. (b)	1,819	48,749
Input/Output, Inc. (b)	10,681	102,858
Intergraph Corp. (b)	8,480	223,787
Invision Technologies, Inc. (b)	3,629	180,216
KEMET Corp. (b)	17,506	176,636
Kronos, Inc. (b)	7,075	310,735
Kulicke & Soffa Industries, Inc. (b)	9,968	77,850
Lattice Semiconductor Corp. (b)	21,453	105,120
Lionbridge Technologies, Inc. (b)	7,700	57,288
Medis Technologies, Inc. (b)	1,977	23,862
Merge Technologies, Inc. (b)	1,400	19,110
Micros Systems, Inc. (b)	3,977	193,362
Monolithic System Technology, Inc. (b)	4,600	21,896
MTC Technologies, Inc. (b)	1,362	34,050
Opsware, Inc. (b)	12,208	75,201
Orbital Sciences Corp. (b)	9,522	109,027
Palatin Technologies, Inc. (b)	10,200	36,108
Plexus Corp. (b)	8,325	93,323
Progress Software Corp. (b)	6,145	126,771
Sonic Solutions (b)	4,000	70,400

	Shares
	or
	Principal
	Amount	Value
Symmetricom, Inc. (b)	8,000	65,600
Varian Semiconductor Equipment Associates, Inc. (b)	7,508	224,264
Varian, Inc. (b)	7,068	267,878
Westell Technologies, Inc., Class A (b)	12,129	49,122
Wilson Greatbatch Technologies, Inc. (b)	4,750	104,025

		3,827,314

Telecommunications (1.3%)
Airgate PCS, Inc. (b)	1,700	26,146
Airspan Networks, Inc. (b)	5,000	21,850
Alamosa Holdings, Inc. (b)	11,000	84,480
Alaska Communications Systems Holdings, Inc. (b)	200	1,198
Align Technology, Inc. (b)	10,492	180,253
Anaren Microwave, Inc. (b)	4,233	50,754
Applied Signal Technology, Inc.	2,530	87,462
Arch Wireless, Inc. (b)	3,100	87,451
Arris Group, Inc. (b)	16,226	71,313
Aspect Communications Corp. (b)	7,977	67,565
Boston Communications Group, Inc. (b)	5,158	44,514
Carrier Access Corp. (b)	3,000	22,320
Centennial Communications Corp. (b)	1,100	6,182
Cincinnati Bell, Inc. (b)	46,300	187,052
Commonwealth Telephone Enterprises, Inc. (b)	4,720	211,456
Comtech Telecommunications Corp. (b)	3,880	77,290
Corvis Corp. (b)	76,800	86,016
CT Communications, Inc.	3,400	48,654
D&E Communications, Inc.	2,400	26,616
Ditech Communications Corp. (b)	6,500	133,835
Dobson Communications Corp. (b)	24,600	65,682
Eagle Broadband, Inc. (b)	25,900	22,274
Finisar Corp. (b)	27,700	41,966
General Cable Corp. (b)	8,100	77,112
General Communication, Inc. (b)	8,800	70,488
Golden Telecom, Inc.	2,875	72,565
INET Technologies, Inc. (b)	6,760	83,148
Infonet Services Corp., Class B (b)	5,800	9,106
InfoSpace, Inc. (b)	6,833	255,964
InterVoice-Brite, Inc. (b)	6,956	61,282
ITC^DeltaCom, Inc. (b)	500	2,280
KVH Industries, Inc. (b)	3,631	29,375
Metrocall Holdings, Inc. (b)	900	60,345
Neon Communications, Inc. (d) (b)	125	0
NMS Communications Corp. (b)	7,300	43,508
North Pittsburgh Systems, Inc.	2,163	41,421
Price Communications Corp. (b)	10,437	155,511
Primus Telecommunications Group, Inc. (b)	15,912	25,777
Regent Communications, Inc. (b)	5,831	33,703
SBA Communications Corp. (b)	14,000	70,420
Shenandoah Telecommunications Co.	746	17,158
SureWest Communications	2,800	75,096
Talk America Holdings, Inc. (b)	7,414	48,043
Terremark Worldwide, Inc. (b)	46,900	33,768
Triton PCS Holdings, Inc. (b)	4,800	14,448
UbiquiTel, Inc. (b)	16,000	64,000
WJ Communications, Inc. (b)	9,500	24,795
XO Communications, Inc. (d) (b)	5,400	0
Zhone Technologies, Inc. (b)	7,000	21,490

		3,043,132

	Shares
	or
	Principal
	Amount	Value
Tire & Rubber (0.3%)
Bandag, Inc.	2,587	115,510
Cooper Tire & Rubber Co.	14,710	344,949
Goodyear Tire & Rubber Co. (The) (b)	30,760	336,822

		797,281

Tobacco (0.2%)
DIMON, Inc.	9,556	51,602
Standard Commercial Corp.	1,000	15,600
Star Scientific, Inc. (b)	8,085	31,693
Universal Corp.	5,419	261,359
Vector Group Ltd.	5,791	91,440

		451,694

Transportation Services (1.6%)
Alexander & Baldwin, Inc.	9,206	302,693
AMERCO, Inc. (b)	1,300	29,484
Arkansas Best Corp.	4,299	150,336
Central Freight Lines, Inc. (b)	3,700	28,120
Covenant Transport, Inc., Class A (b)	1,700	30,022
EGL, Inc. (b)	7,298	185,442
Forward Air Corp. (b)	4,100	162,811
Genesee & Wyoming, Inc., Class A (b)	3,550	82,360
Greenbrier Companies, Inc.	200	4,590
Gulfmark Offshore, Inc. (b)	4,000	58,800
Heartland Express, Inc.	6,497	175,484
HUB Group, Inc., Class A (b)	700	22,848
Kansas City Southern Industries, Inc. (b)	12,779	186,829
Kirby Corp. (b)	4,257	164,320
Knight Transportation, Inc. (b)	6,694	132,608
Laidlaw International, Inc. (b)	18,700	262,735
Landstar System, Inc. (b)	6,599	328,697
Marten Transport Ltd. (b)	800	15,720
Navigant International, Inc. (b)	2,689	42,836
Offshore Logistics, Inc. (b)	4,000	115,800
Old Dominion Freight Line, Inc. (b)	3,153	91,500
Overnite Corp.	6,100	182,329
Overseas Shipholding Group, Inc.	5,386	241,885
P.A.M. Transportation Services, Inc. (b)	1,200	22,092
Pacer International, Inc. (b)	6,652	105,002
Pegasus Solutions, Inc. (b)	5,635	73,480
RailAmerica, Inc. (b)	5,367	60,379
SCS Transportation, Inc. (b)	4,125	106,219
Seabulk International, Inc. (b)	1,000	9,050
Swift Transportation Co., Inc. (b)	8,600	171,785
U.S. Xpress Enterprises, Inc. (b)	1,700	31,229
Werner Enterprises, Inc.	8,300	165,419

		3,742,904

Utilities (1.4%)
Black Hills Corp.	6,690	184,778
Calpine Corp. (b)	85,600	330,417
Central Vermont Public Service Corp.	2,826	54,909
CH Energy Group, Inc.	3,063	134,772
CMS Energy Corp. (b)	31,700	286,252
Danielson Holding Corp. (b)	2,700	16,335
Duquesne Light Holdings, Inc.	13,700	259,889
Empire District Electric Co.	6,273	124,895
FuelCell Energy, Inc. (b)	8,703	86,508
Headwaters, Inc. (b)	7,342	203,667
IDACORP, Inc.	8,534	234,685
Littlelfuse, Inc. (b)	4,837	187,676
MGE Energy, Inc.	3,129	98,657

	Shares
	or
	Principal
	Amount	Value
Otter Tail Co.	4,910	121,964
PNM Resources, Inc.	13,592	283,247
Sierra Pacific Resources (b)	23,624	194,189
Time Warner Telecom, Inc. (b)	11,474	49,797
UIL Holdings Corp.	2,928	134,629
UniSource Energy Corp.	7,321	180,755

		3,168,021

Warehousing (0.0%)
Mobile Mini, Inc. (b)	3,904	106,774

Water (0.2%)
American States Water Co.	2,901	66,868
California Water Service Group	3,052	83,289
Connecticut Water Service, Inc.	811	20,072
Ionics, Inc. (b)	4,170	112,757
Middlesex Water Co.	3,116	54,312
Southwest Water Co.	5,560	70,890

		408,188

Wireless Equipment (0.3%)
Atheros Communications (b)	800	5,808
InterDigital Communications Corp. (b)	10,100	194,324
Novatel Wireless, Inc. (b)	4,100	94,177
Powerwave Technologies, Inc. (b)	12,286	68,064
Remec, Inc. (b)	12,137	56,801
SpectraLink Corp.	4,430	40,800
Universal Electronics, Inc. (b)	1,656	28,682
ViaSat, Inc. (b)	4,723	85,581
Wireless Facilities, Inc. (b)	7,887	58,995

		633,232

Total Common Stocks		193,732,796

Repurchase Agreements (14.5%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $32,078,440 (Fully collateralized by AA Corporate Bonds, Treasury Notes, and U.S. Agency Securities)	$32,075,152	32,075,152
UBS Warburg LLC, 1.25% dated 07/30/04, due 08/02/04, repurchase price $1,278,188 (Fully collateralized by AA Corporate Bonds)	1,278,057	1,278,057

Total Repurchase Agreements		33,353,209

Corporate Bonds (0.0%)
Construction & Building Materials (0.0%)
Brookfield Homes, 12.00%, 6/30/20	4,450	4,595

Total Corporate Bonds		4,595

Short-Term Securities Held as Collateral for Securities Lending (21.4%)
Pool of various securities for Gartmore	$49,089,005	49,089,005

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		49,089,005

Total Investments (Cost $264,756,701) (a) - 120.4%		276,179,605

	Shares
	or
	Principal
	Amount	Value
Other assets in excess of liabilities - (20.4)%		(46,739,844)

NET ASSETS - 100.0%		$229,439,761

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$23,289,232
Unrealized depreciation	(11,866,328)

Net unrealized appreciation (depreciation)	$11,422,904

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

At July 31, 2004, the Fund’s open long futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

129	Russell 2000	09/17/04	$35,584,650	$(873,925)

* Cash pledged as collateral.

Gartmore Tax Free Income Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Principal
	Amount	Value
Municipal Bonds (98.3%)
Alabama (7.4%)
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.75%, 2015	$1,500,000	$1,527,255
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.50%, 2021	4,000,000	3,707,840
Alabama Housing Finance Authority Single-Family Revenue Bonds, (Collateralized Home Mortgage Revenue Bond Program), Series 1996-D, 6.00%, 2016	1,145,000	1,181,984
Auburn University Alabama General Fee Revenue Bonds, 5.50%, 2018	1,685,000	1,836,650
Birmingham, Alabama Water & Sewer Revenue Warrants, Series 1998-A, 4.75%, 2029	1,750,000	1,644,160
Jefferson County, Alabama Sewer Capital Improvement Revenue Warrants, Series A, 5.13%, 2029	4,000,000	4,384,399

		14,282,288

Arizona (1.0%)
Mesa, Arizona Industrial Development Authority Revenue Bonds, (Discovery Health Systems), Series A, 5.63%, 2029	1,800,000	1,870,704

Colorado (1.9%)
Denver, Colorado City & County Airport Revenue Bonds, Series B, 5.50%, 2025	3,500,000	3,661,490

District of Columbia (1.4%)
District of Columbia General Obligation Unlimited Bonds, Series A, 5.50%, 2029	1,775,000	1,825,197
District of Columbia Prerefunded General Obligation Unlimited, Series A, 5.50%, 2029	725,000	811,406

		2,636,603

Florida (1.4%)
Florida State Board of Education Capital Outlay (Public Education), Series D, 5.75%, 2022	1,050,000	1,149,309
Jacksonville, Florida Electric Authority Revenue Bonds, (St. John’s River), Series 9, 5.25%, 2021	1,520,000	1,521,596

		2,670,905

Georgia (3.6%)
Atlanta, Georgia Airport General Obligation Refunding Revenue Bonds, Series A, 5.50%, 2026	1,000,000	1,124,440
Georgia Local Government Certificates of Participation Grantor Trust, Series 1998-A, 4.75%, 2028	1,000,000	970,880
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 2018	465,000	576,879

	Principal
	Amount	Value
Georgia Municipal Electric Power Authority Revenue Bonds, Unrefunded Series V, 6.60%, 2018	2,285,000	2,781,919
Georgia Private College & Universities Authority, Refunding Revenue Bonds, (Mercer University Project), Series A, 5.25%, 2025	1,500,000	1,435,185

		6,889,303

Illinois (12.0%)
Chicago Park District, Illinois General Obligation Unlimited Tax Park Bonds, Series 1996, 5.60%, 2021	3,050,000	3,277,469
Chicago, Illinois Project General Obligation Limited, Series A, 5.375%, 2024	2,930,000	3,007,030
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.50%, 2020	1,750,000	1,767,518
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.65%, 2024	3,000,000	3,020,880
Illinois State Building, Illinois Sales Tax Revenue Bonds, Series V, 6.38%, 2017	2,500,000	2,655,325
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 2013	1,000,000	1,117,560
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 2023	3,425,000	3,562,376
Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax Revenue Bonds, (McCormick Place Expansion Project), 5.50%, 2024	4,500,000	4,741,874

		23,150,032

Indiana (4.9%)
Ball State University Student Fee Revenue Bonds, Series J, 6.20%, 2020	1,000,000	1,146,960
Indiana State Toll Road Commission East-West Toll Road Revenue Bonds, Series 1980, 9.00%, 2015	5,335,000	7,244,877
New Albany Floyd County School Building Corp., 5.75%, 2020	1,000,000	1,106,810

		9,498,647

Kansas (0.9%)
Wichita, Kansas Hospital Revenue Refunding Bonds, (Facilities Improvements Series 11), 6.75%, 2019	1,500,000	1,677,420

Louisiana (1.0%)
Tobacco Settlement Financing Corp. (Louisiana Revenue Asset Backed), Series 2001B, 5.88%, 2039	2,250,000	1,836,788

Massachusetts (4.6%)
Massachusetts Bay Transportation Authority Revenue Bonds, (General Transportation System), Series A, 5.38%, 2019	2,000,000	2,107,460
Massachusetts State Consumer Loan General Obligation Limited, Series C,	1,500,000	1,679,910
5.50%, 2015

	Principal
	Amount	Value
Massachusetts State Consumer Loan General Obligation Limited, Series D , 5.50%, 2019	1,000,000	1,116,220
Massachusetts State General Obligation Unlimited Bonds, Series D, 5.50%, 2018	2,000,000	2,225,140
Massachusetts State Prerefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 2021	95,000	105,043
Massachusetts State Unrefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 2021	1,405,000	1,553,537

		8,787,310

Michigan (4.1%)
Michigan State General Obligation Unlimited Tax Bonds, (Environmental Protection Program), Series 1992, 6.25%, 11/01/2012	3,500,000	4,018,175
Michigan State Hospital Finance Authority Refunding Revenue Bonds, (Henry Ford Health), 6.00%, 2024	1,500,000	1,542,480
Michigan State Hospital Finance Authority Revenue Bonds, (Ascension Health Credit), Series A, 5.75%, 2018	2,000,000	2,271,140

		7,831,795

Minnesota (0.9%)
St. Louis Park, Minnesota Independent School District Number 283 General Obligation Unlimited Tax Bonds, 5.75%, 2018	1,500,000	1,646,430

Missouri (1.0%)
Jackson County, Missouri Special Obligation Revenue Bonds, Series A, 5.50%, 2012	1,415,000	1,607,242
Missouri State Environmental Improvement & Energy Resource Authority, State Revolving Fund-Multiple, Series A, Refunded Portion, 6.55%, 2014	365,000	366,051

		1,973,293

Nevada (0.7%)
University of Nevada Community College Revenue Bonds, 5.38%, 2020	1,200,000	1,263,852

New Jersey (2.4%)
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, 5.75%, 2017	1,000,000	1,152,610
New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series B, 6.00%, 2015	2,000,000	2,329,060
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 2016	790,000	948,624
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded Series 1991-C, 6.50%, 2016	210,000	247,626

		4,677,920

New Mexico (0.8%)
Bernalillo County, New Mexico Gross	1,500,000	1,525,800

Receipts Tax Revenue Bonds, 5.25%, 2026

	Principal
	Amount	Value
New York (1.2%)
New York State Local Government Assistance Corporation Revenue Refunding Bonds, Series 1993-E, 6.00%, 2014	1,000,000	1,149,830
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 2019	795,000	912,326
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 2019	205,000	225,381

		2,287,537

North Carolina (2.7%)
North Carolina Housing Finance Agency, Single-Family Revenue Bonds, Series A, 6.25%, 2017	985,000	1,007,911
North Carolina Medical Care Commission Hospital Revenue Bonds, (Firsthealth of the Carolinas), 4.75%, 2026	2,000,000	1,941,300
North Carolina Medical Care Commission Hospital Revenue Bonds, (Gaston Health Care), 5.00%, 2029	2,300,000	2,230,632

		5,179,843

Ohio (5.8%)
Allen County, Ohio Special Obligation Revenue Bonds, 5.25%, 2015	3,180,000	3,478,538
Cleveland, Ohio Waterworks Revenue Bonds, Series K, 5.25%, 2020	1,000,000	1,058,440
Franklin County, Ohio Hospital Refunding & Improvement Revenue Bonds, (The Children’s Hospital Project), Series 1996-A, 5.75%, 2020	1,100,000	1,141,030
Hamilton, Ohio City School District General Obligation Bonds, Series A, 5.50%, 2019	1,000,000	1,080,090
Montgomery County, Ohio Hospital Revenue Bonds, (Kettering Medical Center), 6.75%, 2018	2,500,000	2,721,150
Ohio State Building, Ohio Sales Tax Revenue Bonds, 5.00%, 2017	1,655,000	1,746,886

		11,226,134

Pennsylvania (0.6%)
Pennsylvania State University General Obligation Unlimited Bonds, 5.25%, 2016	1,000,000	1,081,160

South Carolina (4.8%)
Greenville, South Carolina Waterworks Revenue Bonds, 5.25%, 2016	1,685,000	1,814,678
South Carolina State Housing Finance & Development Authority Homeownership Mortgage Purchase Bonds, Series 1994-A, 6.38%, 2016	1,055,000	1,069,559
South Carolina State Public Service Authority Revenue Bonds, Series A, 5.50%, 2022	1,000,000	1,069,510
South Carolina Transportation Infrastructure Revenue Bonds, 5.50%, 2030	1,000,000	1,128,720
South Carolina Transportation Infrastructure Revenue Bonds, Series A, 5.38%, 2024	3,000,000	3,140,820
Spartanburg, South Carolina Water System Revenue Bonds, Series 1996, 6.10%, 2021	1,000,000	1,076,080

		9,299,367

	Principal
	Amount	Value
Tennessee (2.8%)
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, (Meharry Medical College New Collateralized), Series 1979, 7.88%, 2004	125,000	127,715
Shelby County, Tennessee Educational & Housing Facilities Board Revenue Bonds, (St. Judes Children’s Research), 5.38%, 2024	4,200,000	4,268,418
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (St. Judes Children’s Research), 6.00%, 2014	1,000,000	1,093,170

		5,489,303

Texas (17.9%)
Beaumont Independent School District, Texas General Obligation Unlimited Tax School Building Bonds, Series 1996, 5.00%, 2016	2,325,000	2,376,499
Collin County, Texas Permanent Improvement General Obligation Limited Tax Bonds, Series A, 5.50%, 2019	1,300,000	1,395,706
Comal, Texas Independent School District General Obligation Unlimited Tax School Building and Refunding Bonds, 5.63%, 2019	2,000,000	2,181,980
Fort Bend Independent School District, Texas General Obligation Unlimited Tax Bonds, Series 1996, 5.00%, 2018	2,300,000	2,387,285
Fort Worth, Texas General Obligation Limited Tax Bonds, 5.63%, 2017	1,350,000	1,446,161
Harris County, Texas Health Facilities Development Corporation Revenue School Health Care Systems, Series B, 5.75%, 2027	5,325,000	5,863,357
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series 1997, 5.38%, 2017	1,500,000	1,595,610
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series A, 4.75%, 2026	2,000,000	1,926,880
Leander, Texas Independent School District General Obligation Unlimited Refunding Bonds, 5.00%, 2022	1,000,000	1,023,990
Lower Colorado River Authority, Texas Junior Lien Refunding Revenue Bonds, Escrowed Series 1992, 6.00%, 2017	1,245,000	1,473,209
Montgomery County, Texas General Obligation Limited, 5.25%, 2019	1,000,000	1,053,410
San Antonio, Texas Water Revenue Bonds, 5.00%, 2025	1,000,000	1,005,080
Socorro, Texas Independent School District General Obligation Unlimited Tax Bonds, Series A, 5.75%, 2014	1,000,000	1,086,570
Spring Branch, Texas Independent School District General Obligation Limited, 5.20%, 2020	1,500,000	1,569,555

	Principal
	Amount	Value
Texas State Water Development	2,415,000	2,414,999
General Obligation Unlimited Tax Bonds, Series 1994, 6.90%, 2017
United Independent School District General Obligation Unlimited Tax Bonds, 5.38%, 2025	1,000,000	1,026,860
Weatherford, Texas Independent School District General Obligation Unlimited Tax School Building and Refunding Bonds, Series 1994, 6.50%, 2015	2,655,000	2,729,605
Wichita Falls, Texas Water and Sewer Revenue Bonds (Priority Lien), 5.38%, 2019	2,000,000	2,136,100

		34,692,856

Utah (0.5%)
Utah State Housing Finance Agency Multi-Family Housing Refunding Revenue Bonds, (Cottonwoods Apartment Project), Issue 1995, 6.30%, 2015	1,000,000	1,026,130

Vermont (1.1%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, (Fletcher Allen Health), Series A, 6.00%, 2023	2,000,000	2,203,860

Virginia (4.1%)
Fairfax County, Virginia Water Authority Refunding Revenue Bonds, Series 1992, 6.00%, 2022	940,000	1,034,216
Henrico County, Virginia Water & Sewer System Refunding Revenue Bonds, Series 1994, 5.88%, 2014	1,205,000	1,234,354
Virginia College Building Authority Educational Facilities Revenue Bonds, 5.00%, 2018	3,955,000	4,151,603
Virginia Commonwealth Transportation Board Revenue Bonds, 5.00%, 2018	1,435,000	1,507,640

		7,927,813

Washington (5.4%)
Seattle, Washington Municipal Light & Power Revenue Improvement & Refunding Revenue Bonds, 5.13%, 2026	1,000,000	1,003,970
Seattle, Washington Water Systems Revenue Bonds, 5.38%, 2029	2,000,000	2,032,660
Washington State General Obligation Limited, 5.00%, 2015	2,500,000	2,650,775
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series 1997-D, 5.38%, 2022	3,500,000	3,688,825
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series C, 5.80%, 2017	1,000,000	1,104,920

		10,481,150

Wisconsin (1.4%)
Wisconsin State General Obligation Unlimited, Series C, 5.55%, 2021	1,000,000	1,077,500
Wisconsin State Transportation Revenue Bonds, Series A, 5.50%, 2016	1,500,000	1,639,350

		2,716,850

Total Municipal Bonds		189,492,583

Total Investments (Cost $178,513,293) (a) - 98.3%	189,492,583
Other assets in excess of liabilities - 1.7%	3,344,626

NET ASSETS — 100.0%	$192,837,209

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,517,459
Unrealized depreciation	(538,169)

Net unrealized appreciation (depreciation)	$10,979,290

     Aggregate cost for federal income tax purposes is substantially the same.

Distribution of investments, as a percentage of net assets in securities at value, is as follows:

Industry	Percent	Value
Air, Water, and Solid Waste	1.1%	$2,136,100
Airports Flying Fields	2.5%	4,785,930
Colleges and Universities	5.2%	10,102,750
Educational Services	1.1%	2,193,380
Electric and Other Services	0.8%	1,521,596
Elementary and Secondary Schools	5.8%	11,160,596
Environmental Quality	0.2%	366,051
Facilities Support Services	3.9%	7,493,841
Finance, Taxation, and Money	6.3%	12,233,287
General Obligation	25.8%	49,769,549
Health Services	7.0%	13,556,521
Highway and Street Construction	0.8%	1,507,640
Hospitals	10.5%	20,184,254
Local and Suburban	1.1%	2,107,460
Multi-Family Housing	0.5%	1,026,130
Regulation, Administration of Transportation	1.5%	2,835,600
Regulation, Administration of Utilities	0.5%	1,003,970
Single Family Housing	1.7%	3,259,454
Tobacco and Tobacco Products	3.7%	7,071,883
Transportation Services	7.8%	14,996,087
Water, sewer, and Utility	10.5%	20,180,504

Total	98.3%	$189,492,583

Gartmore U.S. Growth Leaders Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (97.6%)
Chemicals (3.1%)
Praxair, Inc.	24,640	$972,048

Computer Equipment (3.6%)
Lexmark International, Inc., Class A (b)	12,750	1,128,375

Computer Software & Services (10.8%)
Check Point Software Technologies Ltd.	54,080	1,075,651
ADR — IL (b)
Hyperion Solutions Corp. (b)	31,130	1,276,953
Macromedia, Inc. (b)	14,410	291,082
Yahoo!, Inc. (b)	22,530	693,924

		3,337,610

Consumer Products (2.9%)
Gillette Co. (The)	22,860	891,083

Electronics (3.6%)
Rockwell Collins, Inc.	32,350	1,107,017

Financial Services (9.3%)
Capital One Financial Corp.	11,790	817,283
Goldman Sachs Group, Inc.	14,660	1,292,865
Northern Trust Corp.	19,220	771,299

		2,881,447

Healthcare (2.7%)
Biogen Idec, Inc. (b)	14,030	841,800

Hotels & Casinos (4.0%)
Marriott International, Inc., Class A	25,470	1,242,936

Instruments (4.0%)
Fisher Scientific International, Inc. (b)	21,090	1,227,438

Insurance (4.1%)
American International Group, Inc.	18,030	1,273,820

Manufacturing (12.0%)
Bucyrus International, Inc., Class A (b)	29,500	708,000
Danaher Corp.	28,700	1,453,654
International Steel Group (b)	9,590	313,881
Tyco International Ltd.	39,230	1,216,130

		3,691,665

Medical Products (7.8%)
Boston Scientific Corp. (b)	37,120	1,420,211
Genzyme Corp. (b)	19,370	993,294

		2,413,505

Oil & Gas (3.3%)
EOG Resources, Inc.	15,880	1,009,174

Retail (8.7%)
Staples, Inc.	21,100	609,368
Target Corp.	29,480	1,285,328
Williams-Sonoma, Inc. (b)	24,910	809,326

		2,704,022

Semiconductors (4.7%)

	Shares
	or
	Principal
	Amount	Value
Broadcom Corp., Class A (b)	23,710	838,386
Maxim Integrated Products, Inc.	12,670	609,427

		1,447,813

Telecommunications (11.2%)
Ericsson ADR — SE (b)	28,560	762,838
Juniper Networks, Inc. (b)	53,250	1,222,619
QUALCOMM, Inc.	14,790	1,021,692
Scientific-Atlanta, Inc.	15,270	469,553

		3,476,702

Transportation Services (1.8%)
Old Dominion Freight Line, Inc. (b)	19,120	554,862

Total Common Stocks		30,201,317

Repurchase Agreement (1.5%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $17,524 (Fully collateralized by AA Rated Corporate Bonds)	$17,523	17,523
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $439,797 (Fully collateralized by U.S. Agency Securities)	439,782	439,782
Total Repurchase Agreement		457,305

Short-Term Securities Held as Collateral for Securities Lending (6.8%)
Pool of various securities for Gartmore	2,100,995	2,100,995

Mutual Funds — Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		2,100,995

Total Investments (Cost $32,802,868) (a) - 105.9%%		32,759,617
Liabilities in excess of other assets - (5.9)%		(1,828,945)

NET ASSETS - 100.0%		$30,930,672

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$846,153
Unrealized depreciation	(889,404)

Net unrealized appreciation (depreciation)	$(43,251)

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR IL SE	American Depositary Receipt Israel Sweden

Gartmore Value Opportunities Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (98.1%)
Aerospace (1.3%)
Alliant Techsystems, Inc. (b)	3,300	$207,768
Teledyne Technologies, Inc. (b)	10,800	233,928

		441,696

Air Transport (0.8%)
SkyWest, Inc.	18,202	257,194

Auto Parts: Original Equipment (0.7%)
Autoliv, Inc.	5,300	223,077

Auto Trucks & Parts (0.4%)
Oshkosh Truck Corp.	2,600	137,722

Banks: Outside New York City (6.7%)
AmericanWest Bancorp. (b)	1,500	25,950
Banner Corp.	1,600	43,616
Colonial Bancgroup, Inc. (The)	13,600	262,344
Cullen/Frost Bankers, Inc.	10,000	430,199
East West Bancorp., Inc.	6,850	230,982
First State Bancorp.	2,000	58,500
FirstMerit Corp.	14,100	365,754
Franklin Bank Corp. (b)	11,910	187,702
MBT Financial Corp.	2,100	39,732
Mercantile Bank Corp.	1,385	47,727
Nara Bankcorp., Inc.	4,000	71,520
Sky Financial Group, Inc.	1,800	42,030
Southwest Bancorp., Inc.	4,000	74,880
Texas Regional Bancshares, Inc.	7,620	339,014

		2,219,950

Biotechnology Research & Production (0.2%)
Corixa Corp. (b)	4,700	21,244
Dyax Corp. (b)	5,800	44,602

		65,846

Building: Heating & Plumbing (0.5%)
Jacuzzi Brands, Inc. (b)	20,200	155,944

Casinos & Gambling (0.3%)
Multimedia Games, Inc. (b)	5,400	102,222

Chemicals (2.8%)
Airgas, Inc.	10,200	221,850
Georgia Gulf Corp.	9,000	319,950
Millennium Chemicals, Inc. (b)	11,000	194,150
Octel Corp.	1,700	43,894
OM Group, Inc. (b)	4,300	137,686

		917,530

Coal (1.8%)
Consol Energy, Inc.	7,800	279,552
Peabody Energy Corp.	5,500	308,990

		588,542

Commercial Information Services (0.1%)
SOURCECORP, Inc. (b)	1,800	42,318

Commercial Services (0.9%)

	Shares
	or
	Principal
	Amount	Value
4Kids Entertainment, Inc. (b)	1,800	39,204
Angelica Corp.	1,900	45,733
Coinstar, Inc. (b)	2,400	48,840
Manpower, Inc.	3,400	148,070

		281,847

Communications Technology (2.0%)
Brocade Communications Systems, Inc. (b)	46,300	223,166
CommScope, Inc. (b)	10,260	211,356
Harris Corp.	5,000	237,400

		671,922

Computer Services, Software & Systems (1.8%)
Compuware Corp. (b)	55,900	276,146
Macromedia, Inc. (b)	6,100	123,220
Parametric Technology Corp. (b)	23,600	107,144
Pinnacle Systems, Inc. (b)	7,000	27,650
SS&C Technologies, Inc.	2,650	53,398

		587,558

Computer Technology (0.9%)
Intergraph Corp. (b)	10,300	271,817
RadiSys Corp. (b)	2,300	28,543

		300,360

Consumer Electronics (0.5%)
THQ, Inc. (b)	7,800	148,590

Consumer Finance (0.5%)
Collegiate Funding Services (b)	12,870	180,566

Consumer Products (0.7%)
Snap-On, Inc.	6,900	221,559

Containers & Packaging: Metals & Glass (0.3%)
Anchor Glass Container Corp.	6,900	97,428

Cosmetics (0.8%)
Elizabeth Arden, Inc. (b)	13,500	265,545

Diversified Materials & Processing (1.5%)
CLARCOR, Inc.	5,600	246,400
Olin Corp.	14,000	241,920

		488,320

Diversified Production (0.7%)
Pentair, Inc.	6,900	216,108

Drugs & Pharmaceuticals (1.1%)
K-V Pharmaceutical Co. (b)	9,300	161,913
NeoPharm, Inc. (b)	9,596	60,455
Par Pharmaceutical Cos, Inc. (b)	2,600	97,864
Sciclone Pharmaceuticals, Inc. (b)	5,000	21,050
Supergen, Inc. (b)	2,900	15,051

		356,333

Electronics (0.5%)
Amphenol Corp., Class A (b)	4,000	125,720
Richardson Electronics Ltd.	3,200	29,920

		155,640

Electronics: Medical Systems (0.1%)
Luminex Corp. (b)	2,800	21,336

Electronics: Semi-Conductors & Components (0.1%)
SIPEX Corp. (b)	5,600	22,288

Electronics: Technology (1.0%)
Gerber Scientific, Inc. (b)	6,900	44,712
PerkinElmer, Inc.	16,700	293,586

		338,298

	Shares
	or
	Principal
	Amount	Value
Energy Equipment (0.1%)
Global Power Equipment Group, Inc. (b)	2,700	18,927

Entertainment (0.3%)
Regal Entertainment Group, Class A	5,400	101,682

Fertilizers (1.1%)
IMC Global, Inc.	25,500	348,075

Financial Data Processing Services & Systems (0.4%)
Hypercom Corp. (b)	19,200	130,560

Financial Miscellaneous (1.3%)
New Century Financial Corp.	4,500	211,725
Triad Guaranty, Inc. (b)	3,922	213,357

		425,082

Foods (1.4%)
Dean Foods Co. (b)	7,100	262,558
Del Monte Foods Co. (b)	18,600	196,044

		458,602

Forest Products (0.1%)
Universal Forest Products, Inc.	1,111	33,741

Health Care Facilities (0.9%)
Triad Hospitals, Inc. (b)	9,100	309,946

Health Care Management Services (0.9%)
Per-Se Technologies, Inc. (b)	21,700	304,885

Health Care Services (0.8%)
Omnicare, Inc.	9,700	274,219

Homebuilding (0.7%)
Levitt Corp., Class A (b)	4,915	101,986
Standard Pacific Corp.	2,800	129,948

		231,934

Hotel/Motel (0.1%)
Prime Hospitality Corp. (b)	3,900	35,802

Household Furnishings (0.1%)
American Woodmark Corp.	800	45,528

Identification Control & Filter Devices (0.6%)
Artesyn Technologies, Inc. (b)	7,100	52,966
Hubbell, Inc.	3,000	135,600

		188,566

Insurance: Multi-Line (2.1%)
Assurant, Inc.	7,860	191,784
Reinsurance Group of America, Inc.	6,600	263,010
Wellchoice, Inc. (b)	6,100	223,260

		678,054

Insurance: Property & Casualty (1.4%)
Aspen Insurance Holdings Ltd.	9,200	217,120
ProAssurance Corp. (b)	8,200	259,858

		476,978

Investment Management Companies (1.6%)
Affiliated Managers Group, Inc. (b)	9,150	420,077
National Financial Partners Corp.	3,600	121,248

		541,325

Leisure Time (0.7%)
K2, Inc. (b)	15,700	223,725

Machinery: Agricultural (0.8%)
AGCO Corp. (b)	13,200	276,144

Machinery: Construction & Handling (0.6%)

	Shares
	or
	Principal
	Amount	Value
Terex Corp. (b)	5,100	198,441

Machinery: Industrial/Specialty (1.3%)
FSI International, Inc. (b)	12,970	68,093
Joy Global, Inc.	6,600	195,954
Kennametal, Inc.	3,900	171,600

		435,647

Machinery: Oil Well Equipment & Services (0.8%)
Key Energy Services, Inc. (b)	23,000	231,840
Lufkin Industries, Inc.	1,000	32,850

		264,690

Machinery: Specialty (0.1%)
Cascade Corp.	1,400	40,978

Medical & Dental Instruments & Supplies (1.1%)
Bio-Rad Laboratories, Inc., Class A (b)	6,200	324,880
DJ Orthopedics, Inc. (b)	1,480	26,344

		351,224

Metal Fabricating (2.7%)
Commercial Metals Co.	4,800	166,224
Kaydon Corp.	7,200	209,736
Maverick Tube Corp. (b)	7,829	225,788
RTI International Metals, Inc. (b)	2,800	41,972
Timken Co.	10,200	253,368

		897,088

Metals & Minerals Miscellaneous (1.2%)
Minerals Technologies, Inc.	3,200	178,784
Stillwater Mining Co. (b)	14,800	215,340

		394,124

Multi-Sector Companies (1.9%)
Carlisle Cos., Inc.	5,800	368,242
Teleflex, Inc.	5,500	244,475

		612,717

Oil: Crude Producers (2.4%)
Newfield Exploration Co. (b)	5,900	348,513
Swift Energy Co. (b)	2,200	49,918
The Meridian Resource Corp. (b)	48,700	406,645

		805,076

Oil: Integrated Domestic (0.6%)
KCS Energy, Inc. (b)	14,400	212,832

Paper (0.1%)
Chesapeake Corp.	2,000	46,420

Pollution Control & Environmental Services (0.1%)
Ionics, Inc. (b)	1,700	45,968

Production Technology Equipment (0.8%)
Axcelis Technologies, Inc. (b)	29,100	271,503

Publishing: Miscellaneous (0.2%)
Consolidated Graphics, Inc. (b)	1,300	56,563

Railroad Equipment (0.6%)
Wabtec Corp.	10,800	196,560

Railroads (0.1%)
RailAmerica, Inc. (b)	1,800	20,250

Real Estate Investment Trusts (REIT) (8.2%)
AMB Property Corp.	10,400	365,456
American Financial Realty Trust	27,700	367,025
Ashford Hospitality Trust	38,800	346,872
Associated Estates Realty Corp.	4,000	34,720
Capital Lease Funding, Inc. (b)	12,600	125,370

	Shares
	or
	Principal
	Amount	Value
CBL & Associates Properties, Inc.	8,800	484,879
Developers Diversified Realty Corp.	10,000	358,800
Equity Inns, Inc.	5,300	48,071
Friedman Billings Ramsey Group, Inc.	13,200	217,140
Nationwide Health Properties, Inc.	14,200	271,220
Winston Hotels, Inc.	4,500	49,500

		2,669,053

Recreational Vehicles & Boats (0.9%)
Fleetwood Enterprises, Inc. (b)	1,600	21,504
Thor Industries, Inc.	8,600	269,266

		290,770

Restaurants (1.6%)
CBRL Group, Inc.	7,600	252,472
Ruby Tuesday, Inc.	9,000	260,010

		512,482

Retail (3.8%)
Fisher Scientific International, Inc. (b)	5,500	320,100
Genesco, Inc. (b)	800	17,168
Guitar Center, Inc. (b)	4,000	179,800
Handleman Co.	1,300	27,911
Jos. A. Bank Clothiers, Inc. (b)	5,550	170,552
Linens ‘n Things, Inc. (b)	5,600	149,072
Mothers Work, Inc. (b)	1,200	22,044
Talbots, Inc.	7,000	215,600
United Auto Group, Inc.	5,700	156,408

		1,258,655

Savings & Loan (5.3%)
BankAtlantic Bancorp, Inc., Class A	22,060	402,373
BankUnited Financial Corp., Class A (b)	13,240	355,362
Commercial Capital Bancorp, Inc. (b)	17,100	375,687
Hudson River Bancorp., Inc.	2,700	46,656
Independence Community Bank Corp.	7,300	272,582
Webster Financial Corp.	6,100	286,212

		1,738,872

Securities Brokerage & Services (2.4%)
American Capital Strategies Ltd.	13,800	403,374
NCO Group, Inc. (b)	15,600	389,532

		792,906

Services: Commercial (4.0%)
Chemed Corp.	6,400	299,520
Integrated Alarm Services Group, Inc. (b)	26,700	136,704
Pegasus Systems, Inc. (b)	35,100	457,704
Pep Boys-Manny, Moe & Jack	7,000	144,900
Waste Connections, Inc. (b)	9,350	269,841

		1,308,669

Shipping (1.0%)
Kirby Corp. (b)	8,170	315,362

Steel (0.7%)
Harsco Corp.	5,400	242,352

Telecommunication Equipment (0.8%)
InterDigital Communications Corp. (b)	13,600	261,664

Tires & Rubber (1.2%)
Cooper Tire & Rubber Co.	17,100	400,995

Tobacco (0.1%)
Standard Commercial Corp.	1,200	18,720

Transportation (1.5%)
Pacer International, Inc. (b)	8,100	127,859

	Shares
	or
	Principal
	Amount	Value
SCS Transportation, Inc. (b)	2,800	72,100
Tidewater, Inc.	9,400	285,290

		485,249

Truckers (0.5%)
Overnite Corp.	5,400	161,406

Utilities: Electrical (4.0%)
Black Hills Corp.	7,300	201,626
Duquesne Light Holdings, Inc.	15,900	301,623
Westar Energy, Inc.	20,500	413,485
Wisconsin Energy Corp.	12,700	408,305

		1,325,039

Utilities: Gas Distributors (2.4%)
Cascade Natural Gas Corp.	1,500	30,135
Questar Corp.	8,800	360,624
Western Gas Resources, Inc.	11,800	397,542

		788,301

Utilities: Telecommunications (0.6%)
NII Holdings, Inc. (b)	5,000	190,100

Utilities: Water (0.1%)
California Water Service Group	1,500	40,935

Total Common Stocks		32,261,125

Repurchase Agreements (0.2%)
UBS Warburg LLC, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $2,438 (Fully collateralized by AA Rated Corporate Bonds)	$2,438	2,438
Nomura Securities, 1.23%, dated 7/30/04, due 8/2/04, repurchase price $61,174 (Fully collateralized by U.S. Agency Securities)	61,172	61,172

Total Repurchase Agreements		63,610

Short-Term Securities Held as Collateral for Securities Lending (23.2%)
Pool of various securities for Gartmore	7,641,816	7,641,816
Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		7,641,816

Total Investments (Cost $38,494,079) (a) - 121.5%		39,966,551
Liabilities in excess of other assets - (21.5)%		(7,068,689)

NET ASSETS - 100.0%		$32,897,862

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,051,600
Unrealized depreciation	(1,579128)

Net unrealized appreciation (depreciation)	$1,472,472

     Aggregate cost for federal income tax purposes is substantially the same.

(c)	Denotes a non-income producing security.

Gartmore Worldwide Leaders Fund
Statement of Investments
July 31, 2004
(Unaudited)

	Shares	Value
Common Stocks (97.4%)
CHINA (1.0%)
Mining (1.0%)
Yanzhou Coal Mining Co. Ltd.	260,000	$315,685

FRANCE (4.1%)
Banking (4.1%)
Credit Agricole SA	54,500	1,287,255

GERMANY (4.1%)
Manufacturing (4.1%)
Siemens AG	18,200	1,280,997

ITALY (4.0%)
Public Thoroughfares (4.0%)
Autostrade SpA	64,494	1,259,454

JAPAN (15.0%)
Commercial Services (0.7%)
Venture Link Co. Ltd. (b)	84,000	225,757

Electronics (3.1%)
Seiko Epson Corp.	24,700	966,413

Financial Services (5.9%)
Credit Saison Co. Ltd.	31,900	961,556
Mitsubishi Tokyo Financial Group, Inc.	99	890,265

		1,851,821

Machinery (0.8%)
Mori Seiki Co. Ltd.	32,900	250,208

Real Estate (2.0%)
Mitsui Fudosan Co. Ltd.	57,000	631,865

Retail (2.5%)
Ito-Yokado Co. Ltd.	20,000	774,304

		4,700,368

SINGAPORE (2.5%)
Transportation-Marine (2.5%)
Neptune Orient Lines Ltd.	550,000	777,145

SWITZERLAND (4.9%)
Health & Personal Care (4.9%)
Roche Holding AG	15,700	1,548,340

TAIWAN (1.0%)
Electronics (1.0%)
AU Optronics Corp. ADR	27,000	317,250

UNITED KINGDOM (23.9%)
Banking (3.5%)
Lloyds TSB Group PLC	147,000	1,099,855

Gas & Electric Utility (3.9%)
Centrica PLC	287,000	1,233,561

Mining (6.4%)
BHP Billiton PLC	76,000	692,213
Rio Tinto PLC	50,000	1,298,945

		1,991,158

Oil & Gas (3.0%)
Shell Transport & Trading Co. PLC	132,000	952,409

Pharmaceuticals (3.1%)

	Shares	Value
GlaxoSmithKline PLC	47,500	963,626

Retail (4.0%)
Boots Group PLC	39,000	484,448
Marks & Spencer Group PLC	125,000	788,085

		1,272,533

		7,513,142

UNITED STATES (36.9%)
Computer Software & Services (4.1%)
Microsoft Corp.	45,550	1,296,353

Cosmetics / Toiletries (3.0%)
Gillette Co. (The)	24,500	955,010

Financial Services (4.0%)
J.P. Morgan Chase & Co.	34,000	1,269,220

Hotels & Motels (1.9%)
Hilton Hotels Corp.	34,300	611,569

Manufacturing (7.2%)
Caterpillar, Inc.	14,800	1,087,652
General Electric Co.	34,000	1,130,499

		2,218,151

Medical Products (4.0%)
Johnson & Johnson	22,900	1,265,683

Metals (2.0%)
Freeport-McMoRan Copper & Gold, Inc.	18,300	637,755

Oil & Gas (6.8%)
ConocoPhillips	10,000	787,700
EOG Resources, Inc.	9,850	625,968
Sunoco, Inc.	10,300	702,151

		2,115,819

Transportation (3.9%)
Norfolk Southern Corp.	46,460	1,240,017

		11,609,577

Total Common Stocks		30,609,213

Total Investments (Cost $30,346,278) (a) - 97.4%		30,609,213
Other assets in excess of liabilities - 2.6%		819,868

NET ASSETS - 100.0%		$31,429,081

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$839,030
Unrealized depreciation	(576,095)

Net unrealized appreciation (depreciation)	$262,935

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

ADR American Depositary Receipt

At July 31, 2004, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
	Date	Value	Value	Depreciation
Short Contracts:
Euro	08/02/04	$117,399	$117,510	$(111)
Japanese Yen	08/02/04	161,343	161,203	140
Japanese Yen	08/03/04	18,926	19,047	(121)
Japanese Yen	08/04/04	544,666	545,258	(592)

Total Short Contracts		$842,334	$843,018	$(684)

Long Contracts:
British Pound	08/02/04	$123,336	$123,140	$(196)
British Pound	08/03/04	654,157	654,606	449

Total Long Contracts		$667,493	$777,746	$253

Northpointe Small Cap Value Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.3%)
Aerospace (1.9%)
Alliant Techsystems, Inc. (b)	3,000	$188,880
MTC Technologies, Inc. (b)	8,500	212,500
Teledyne Technologies, Inc. (b)	10,500	227,430

		628,810

Air Transport (0.8%)
SkyWest, Inc.	17,892	252,814

Banks:Outside New York City (7.1%)
Capital Corp. of the West	8,082	318,431
Columbia Banking System, Inc.	2,500	54,425
Cullen/Frost Bankers, Inc.	10,700	460,313
East West Bancorp., Inc.	6,614	223,024
First Community Bancorp, Inc.	4,400	174,900
FirstMerit Corp.	14,800	383,911
Franklin Bank Corp. (b)	11,560	182,186
Security Bank Corp.	5,517	181,013
Texas Regional Bancshares, Inc.	7,441	331,050

		2,309,253

Beverage:Brewers (Wineries) (0.6%)
Robert Mondavi Corp., Class A (The) (b)	5,930	205,712

Biotechnology Research & Production (0.1%)
Dyax Corp. (b)	5,700	43,833

Building Materials (0.3%)
LSI Industries, Inc.	10,312	107,142

Building:Heating & Plumbing (0.6%)
Jacuzzi Brands, Inc. (b)	25,100	193,772

Casinos & Gambling (0.3%)
Multimedia Games, Inc. (b)	5,300	100,329

Chemicals (3.4%)
Aceto Corp.	13,650	223,724
Airgas, Inc.	10,000	217,500
Georgia Gulf Corp.	9,100	323,505
Millennium Chemicals, Inc. (b)	10,700	188,855
OM Group, Inc. (b)	4,100	131,282

		1,084,866

Coal (1.6%)
Consol Energy, Inc.	5,500	197,120
Peabody Energy Corp.	5,500	308,990

		506,110

Communications Technology (2.6%)
Brocade Communications Systems, Inc. (b)	44,100	212,562
CommScope, Inc. (b)	9,905	204,043
Comtech Telecommunications Corp. (b)	10,400	207,168
Harris Corp.	4,800	227,904

		851,677

	Shares
	or
	Principal
	Amount	Value
Computer Services, Software & Systems (2.4%)
Compuware Corp. (b)	52,600	259,844
Macromedia, Inc. (b)	6,100	123,220
MRO Software, Inc. (b)	9,514	100,944
Parametric Technology Corp. (b)	22,600	102,604
Pinnacle Systems, Inc. (b)	7,000	27,650
TeleCommunication Systems, Inc. (b)	27,800	150,120

		764,382

Computer Technology (0.8%)
Intergraph Corp. (b)	9,800	258,622

Consumer Electronics (0.5%)
THQ, Inc. (b)	7,700	146,685

Consumer Finance (0.6%)
QC Holdings, Inc. (b)	12,900	192,855

Consumer Products (0.7%)
Snap-On, Inc.	6,600	211,926

Containers & Packaging-Metals & Glass (0.3%)
Anchor Glass Container Corp.	7,700	108,724

Cosmetics (0.8%)
Elizabeth Arden, Inc. (b)	12,500	245,875

Diversified Materials & Processing (1.4%)
CLARCOR, Inc.	4,700	206,800
Olin Corp.	13,400	231,552

		438,352

Drugs & Pharmaceuticals (1.3%)
Guilford Pharmaceuticals, Inc. (b)	28,700	119,105
K-V Pharmaceutical Co. (b)	8,900	154,949
NeoPharm, Inc. (b)	9,196	57,935
Par Pharmaceutical Cos, Inc. (b)	2,600	97,864

		429,853

Electrical & Electronics (0.4%)
Pemstar, Inc. (b)	55,700	122,540

Fertilizers (1.0%)
IMC Global, Inc.	23,700	323,505

Financial:Data Processing Services & Systems (0.6%)
Hypercom Corp. (b)	26,200	178,160

Financial:Miscellaneous (1.2%)
New Century Financial Corp.	4,100	192,905
Triad Guaranty, Inc. (b)	3,750	204,000

		396,905

Foods (1.5%)
Del Monte Foods Co. (b)	30,000	316,200
Lance, Inc.	11,160	167,846

		484,046

Forest Products (0.1%)
Universal Forest Products, Inc.	1,000	30,370

Health Care Services (1.0%)
Apria Healthcare Group, Inc. (b)	11,000	322,850

Health Care:Facilities (2.0%)
Kindred Healthcare, Inc. (b)	13,400	324,950
Triad Hospitals, Inc. (b)	9,300	316,758

		641,708

Health Care:Management Services (0.9%)
Per-Se Technologies, Inc. (b)	20,700	290,835

Homebuilding (0.7%)
Levitt Corp., Class A (b)	5,188	107,651

	Shares
	or
	Principal
	Amount	Value
Standard Pacific Corp.	2,800	129,948

		237,599

Household Furnishings (0.3%)
Furniture Brands International, Inc.	4,700	108,006

Identification Control & Filter Devices (0.6%)
Hubbell, Inc.	4,100	185,320

Insurance-Life (0.7%)
Scottish Re Group Ltd.	11,800	240,720

Insurance:Property & Casualty (1.6%)
Aspen Insurance Holdings Ltd.	10,500	247,800
ProAssurance Corp. (b)	8,300	263,027

		510,827

Investment Management Companies (2.3%)
Affiliated Managers Group, Inc. (b)	9,250	424,668
National Financial Partners Corp.	3,500	117,880
Tortoise Energy Infrastructure Corp.	8,500	204,340

		746,888

Leisure Time (1.2%)
K2, Inc. (b)	14,100	200,925
West Marine, Inc. (b)	9,400	194,204

		395,129

Machinery:Agricultural (0.8%)
AGCO Corp. (b)	12,900	269,868

Machinery:Construction & Mining (0.6%)
Terex Corp. (b)	4,700	182,877

Machinery:Industrial & Specialty (1.6%)
Gardner Denver, Inc. (b)	6,300	168,714
Joy Global, Inc.	5,000	148,450
Kennametal, Inc.	4,400	193,600

		510,764

Machinery:Oil Well Equipment & Services (0.7%)
Key Energy Services, Inc. (b)	22,300	224,784

Medical and Dental Instruments & Supplies (2.0%)
Bio-Rad Laboratories, Inc., Class A (b)	5,900	309,160
dj Orthopedics, Inc. (b)	12,313	219,171
ThermoGenesis Corp. (b)	25,900	107,485

		635,816

Metal Fabricating (3.0%)
Commercial Metals Co.	4,600	159,298
Kaydon Corp.	7,100	206,823
Maverick Tube Corp. (b)	7,410	213,704
NN, Inc.	12,000	134,280
Timken Co.	10,000	248,400

		962,505

Metals & Minerals Miscellaneous (1.4%)
GrafTech International Ltd. (b)	5,000	55,150
Minerals Technologies, Inc.	3,000	167,610
Stillwater Mining Co. (b)	14,900	216,795

		439,555

Multi-Sector Companies (1.9%)
Carlisle Cos., Inc.	5,800	368,242
Teleflex, Inc.	5,200	231,140

		599,382

Oil:Crude Producers (2.1%)
Chesapeake Energy Corp.	25,100	385,285

	Shares
	or
	Principal
	Amount	Value
Energy Partners Ltd. (b)	18,240	285,274

		670,559

Oil:Integrated Domestic (0.6%)
KCS Energy, Inc. (b)	14,100	208,398

Paper (0.7%)
Albany International Corp., Class A	7,700	230,384

Printing And Copying Services (0.4%)
Bowne & Co., Inc.	9,377	139,624

Production Technology Equipment (0.8%)
Axcelis Technologies, Inc. (b)	28,100	262,173

Railroad Equipment (1.1%)
Greenbrier Cos., Inc. (The)	7,800	179,010
Wabtec Corp.	10,200	185,640

		364,650

Railroads (0.4%)
RailAmerica, Inc. (b)	11,800	132,750

Real Estate Investment Trusts (REIT) (7.4%)
American Financial Realty Trust	27,000	357,750
Ashford Hospitality Trust	36,700	328,098
Capital Lease Funding, Inc. (b)	16,300	162,185
CBL & Associates Properties, Inc.	8,500	468,349
Corporate Office Properties Trust	8,500	215,305
Equity One, Inc.	14,100	254,505
First Potomac Realty Trust	9,300	184,140
Friedman Billings Ramsey Group, Inc.	12,870	211,712
Nationwide Health Properties, Inc.	13,600	259,760

		2,441,804

Recreational Vehicles & Boats (0.9%)
Fleetwood Enterprises, Inc. (b)	1,800	24,192
Thor Industries, Inc.	8,700	272,397

		296,589

Restaurants (0.9%)
CBRL Group, Inc.	5,600	186,032
Triarc Cos., Inc.	3,600	35,172
Triarc Cos., Inc., Class B	7,400	72,224

		293,428

Retail (2.9%)
Brown Shoe Co., Inc.	4,000	128,920
Guitar Center, Inc. (b)	3,800	170,810
Jos. A. Bank Clothiers, Inc. (b)	5,400	165,942
Linens ‘n Things, Inc. (b)	5,500	146,410
ShopKo Stores, Inc. (b)	10,700	166,385
United Auto Group, Inc.	5,400	148,176

		926,643

Savings & Loan (4.4%)
BankAtlantic Bancorp, Inc., Class A	21,852	398,581
BankUnited Financial Corp., Class A (b)	13,410	359,924
Commercial Capital Bancorp, Inc. (b)	16,300	358,111
ITLA Capital Corp. (b)	7,562	303,917

		1,420,533

Securities Brokerage & Services (2.5%)
American Capital Strategies Ltd.	14,300	417,989
NCO Group, Inc. (b)	15,200	379,544

		797,533

Services: Commercial (4.6%)
Chemed Corp.	6,300	294,840
Hudson Highland Group, Inc. (b)	5,500	166,870

	Shares
	or
	Principal
	Amount	Value
Integrated Alarm Services Group, Inc. (b)	26,600	136,192
Labor Ready, Inc. (b)	8,900	124,778
Pegasus Systems, Inc. (b)	28,900	376,856
Pep Boys-Manny, Moe & Jack	6,700	138,690
Waste Connections, Inc. (b)	9,000	259,740

		1,497,966

Shipping (0.9%)
Kirby Corp. (b)	7,880	304,168

Steel (0.7%)
Harsco Corp.	5,400	242,352

Tires & Rubber (1.3%)
Cooper Tire & Rubber Co.	18,200	426,790

Transportation-Misc. (1.3%)
Pacer International, Inc. (b)	8,000	126,280
Tidewater, Inc.	9,200	279,220

		405,500

Truckers (0.5%)
Overnite Corp.	5,100	152,439

Utilities - Telecommunications (0.6%)
NII Holdings, Inc. (b)	4,800	182,496

Utilities-Electrical (2.7%)
Black Hills Corp.	6,920	191,130
Duquesne Light Holdings, Inc.	15,700	297,829
Westar Energy, Inc.	19,600	395,332

		884,291

Utilities:Gas Distributors (2.4%)
Questar Corp.	8,800	360,624
Southwestern Energy Co. (b)	12,700	408,813

		769,437

Total Common Stocks		31,173,058

Repurchase Agreements (1.8%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $574,433 (Fully collateralized by AA Corporate Bonds, Treasury Notes, and U.S. Agency Securities)	$574,374	574,374
UBS Warburg LLC, 1.23% dated 07/30/04, due 08/02/04, repurchase price $22,889 (Fully collateralized by AA Corporate Bonds)	22,887	22,887

Total Repurchase Agreements		597,261

Short-Term Securities Held as Collateral for Securities Lending (27.7%)
Pool of various securities for Gartmore	$8,972,785	8,972,785

Mutual Funds - Notes to
Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		8,972,785

Total Investments (Cost $38,700,492) (a) - 125.8%		40,743,104
Other assets in excess of liabilities - (25.8)%		(8,365,519)

NET ASSETS - 100.0%		$32,377,585

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,632,578
Unrealized depreciation	(1,589,966)

Net unrealized appreciation (depreciation)	$2,042,612

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

Gartmore U.S. Growth Leaders Long Short Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks - Long Positions (59.1%) (c)
Basic Industry / Gold (5.4%)
Fisher Scientific International, Inc. (b)	5,400	$314,280
Intl Steel Group, Inc. (b)	7,850	256,931
Lexmark International, Inc. (b)	3,700	327,449
Praxair, Inc.	6,450	254,453
Vulcan Materials Co.	4,620	220,004

		1,373,117

Capital Goods / Defense (4.8%)
Danaher Corp.	7,020	355,564
General Dynamics Corp.	2,770	273,731
Rockwell Collins, Inc.	8,120	277,866
Tyco International Ltd.	9,970	309,070

		1,216,231

Consumer Cyclical (7.3%)
Dollar General Corp.	13,660	263,638
Gillette Co. (The)	6,650	259,217
Lowe’s Cos., Inc.	5,240	255,293
Pacific Sunwear of California, Inc. (b)	8,960	182,784
Staples, Inc.	4,430	127,938
Target Corp.	11,380	496,168
Williams-Sonoma, Inc. (b)	7,830	254,397

		1,839,435

Consumer Staple (1.5%)
Ralcorp Holding, Inc. (b)	6,480	236,326
Smithfield Foods, Inc. (b)	5,400	153,036

		389,362

Energy (2.4%)
EOG Resources, Inc.	4,250	270,088
Schlumberger Ltd.	5,050	324,816

		594,904

Finance (7.3%)
American International Group, Inc.	4,640	327,816
Capital One Financial Corp.	3,690	255,791
Countrywide Financial Corp.	3,460	249,466
E*Trade Group, Inc. (b)	18,560	205,459
Goldman Sachs Group, Inc.	3,420	301,610
Investors Financial Services Corp.	5,730	261,746
Northern Trust Corp.	6,160	247,201

		1,849,089

Health Care (5.9%)
Amgen, Inc. (b)	5,600	318,528
Biogen Idec, Inc. (b)	2,310	138,600
Boston Scientific Corp. (b)	10,110	386,809
Community Health Systems, Inc. (b)	9,200	226,412
Genzyme Corp. (b)	8,000	410,240

		1,480,589

Media / Services (8.7%)
Applebee’s International, Inc.	9,790	260,806
EMC Corp. (b)	35,070	384,717

	Shares
	or
	Principal
	Amount	Value
Juniper Networks, Inc. (b)	12,530	287,689
Marriott International, Inc., Class A	6,320	308,415
Qualcomm, Inc.	2,950	203,786
SBC Communications, Inc.	10,040	254,414
Time Warner, Inc. (b)	14,610	243,257
Yahoo, Inc. (b)	8,080	248,864

		2,191,948

Technology (12.0%)
Activision, Inc. (b)	17,460	255,789
Broadcom Corp. (b)	6,430	227,365
Check Point Software Technologies Ltd. ADR - IL (b)	13,840	275,278
Ericsson (L.M.) ADR - SE (b)	9,230	246,533
Hyperion Solutions Corp. (b)	7,800	319,956
Macromedia, Inc. (b)	3,660	73,932
Maxim Integrated Products, Inc.	6,760	325,156
Mercury Interactive Corp. (b)	7,340	268,350
Nvidia Corp. (b)	21,850	336,489
Scientific-Atlanta, Inc.	6,380	196,185
Symantec Corp. (b)	5,530	258,583
Texas Instruments, Inc.	11,950	254,894

		3,038,510

Transportation (2.0%)
Burlington Northern Santa Fe Corp.	7,200	255,456
Norfolk Southern Corp.	9,790	261,295

		516,751

Utility (1.8%)
Exelon Corp.	12,940	451,606

Total Common Stocks – Long Positions (c)		14,941,542

Repurchase Agreements (30.0%)
Nomura Securities, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $7,300,858 (Fully collateralized by AA Rated Corporate Bonds and Government National Mortgage Association Securities)	$7,300,110	7,300,110
UBS Warburg LLC, 1.23%, dated 07/30/04, due 08/02/04, repurchase price $290,908 (Fully collateralized by AA Rated Corporate Bonds)	290,878	290,878

Total Repurchase Agreements		7,590,988

Total Investments (Cost $22,645,719) (a) - 89.1%		22,532,530
Other assets in excess of liabilities - 10.9%		2,767,433

NET ASSETS - 100.0%		$25,299,963

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$263,407
Unrealized depreciation	(376,596)

Net unrealized appreciation (depreciation)	$(113,189)

     Aggregate cost for federal income tax purposes is substantially the same.

(b)	Denotes a non-income producing security.

(c)	All long positions held as collateral for securities sold short.

ADR   American Depositary Receipt
IL   Israel
SE   Sweden

Gartmore U.S. Growth Leaders Long Short Fund

Statement of Investments
July 31, 2004
(Unaudited)

	Shares	Value
Common Stocks – Short Positions (39.1%)
Capital Goods / Defense (4.2%)
Crane Co.	8,570	$238,417
Gentex Corp.	6,800	243,440
Lear Corp.	3,980	219,417
Raytheon Co.	10,990	368,715

		1,069,989

Consumer Cyclical (5.1%)
99 Cents Only Stores (b)	8,670	124,241
Avery-Dennison Corp.	4,110	248,943
Costco Wholesale Corp.	7,410	301,291
Furniture Brands International, Inc.	3,460	79,511
Gap, Inc.	13,560	307,812
Whole Foods Market, Inc.	2,820	232,142

		1,293,940

Consumer Staple (1.7%)
Campbell Soup Co.	9,970	255,132
Sysco Corp.	5,080	175,006

		430,138

Energy (2.8%)
Edison International	16,880	452,384
Transocean, Inc. (b)	9,420	267,528

		719,912

Finance (5.7%)
Charles Schwab Corp.	14,180	124,500
Commerce Bancorp, Inc.	3,590	180,721
Janus Capital Group, Inc.	16,270	215,740
Jefferies Group, Inc.	6,240	195,562
Marsh & McLennan Cos., Inc.	5,810	257,848
National City Corp.	2,930	106,945
Progressive Corp.	2,320	177,758
St. Paul Cos., Inc.	4,920	182,384

		1,441,458

Health Care (6.7%)
Allergan, Inc.	3,320	251,126
Genentech, Inc. (b)	4,140	201,535
Health Management Associates, Inc. Class A	6,990	140,219
Lincare Holdings, Inc. (b)	6,340	202,500
Millenium Pharmaceuticals, Inc. (b)	18,410	204,719
Onyx Pharmaceuticals, Inc. (b)	3,840	131,059
Pharmaceutical Product Development, Inc. (b)	5,720	200,543
Telik, Inc. (b)	6,450	127,452
Wright Medical Group, Inc. (b)	8,330	230,158

		1,689,311

Media / Services (4.5%)
Amazon Co., Inc. (b)	6,400	249,088
Apollo Group, Inc. (b)	1,450	121,148
Carmax, Inc. (b)	6,500	135,200
DeVry, Inc. (b)	5,350	124,388
Jabil Circuit, Inc. (b)	11,320	246,210
Panera Bread Co. (b)	6,920	255,278

		1,131,312

	Shares	Value
Technology (6.5%)
Brooks Automation, Inc. (b)	12,770	184,016
Business Objects S.A. ADR - FR (b)	7,460	158,898
Corning, Inc. (b)	14,870	183,793
International Game Technology	8,050	260,336
McAfee, Inc. (b)	10,340	185,913
Network Appliance, Inc. (b)	9,150	176,687
Storage Technology Corp. (b)	9,650	240,768
Taiwan Semiconductor Manufacturing Co., Ltd. ADR - TW	35,000	249,200

		1,639,611

Transportation (1.9%)
CSX Corp.	15,510	485,463

Total Common Stocks – Short Positions		9,901,134

Total Investments (Proceeds $10,217,324) (a) - 39.1%		$9,901,134

ADR	American Depositary Receipt
FR	France
TW	Taiwan

Notes to Statement of Investments

Securities Lending

The cash collateral received by the Funds at July 31, 2004 was invested in a Funding Agreement (with an interest rate of 1.79% and maturity date of October 28, 2004), Master Note (with interest rates ranging from 1.41% to 1.49% and maturity date of August 2, 2004), Medium Term Notes (with interest rates ranging from 1.60% to 1.73% and maturity rates ranging from August 2004 through October 2004), Money Market Fund (with an interest rate of 1.33% and maturity date of August 2, 2004), Repurchase Agreements (with an interest rate of 1.33% and maturity date of August 2, 2004), Time Deposit (with an interest rate of 1.19% and maturity date of August 12, 2004), and Yankee Certificate of Deposits (with interest rates ranging from 1.35% to 1.48% and maturity date of August 2, 2004).

As of July 31, 2004, the following Funds had securities with the following market values on loan:

	Market Value
	of Loaned	Market Value of
Fund	Securities	Collateral*

Growth	$8,222,756	$8,271,923

Large Cap Value	592,732	607,525

Nationwide	96,121,729	97,729,608

Small Cap	9,646,866	9,848,138

Bond	22,705,695	23,087,004

Government Bond	8,601,721	8,774,136

Morley Capital Accumulation	32,340,902	32,823,575

Millennium Growth	3,205,695	3,242,467

Value Opportunities	7,484,781	7,641,816

S&P 500 Index	46,975,103	47,851,485

Mid Cap Market Index	75,675,085	76,820,474

Small Cap Index	48,198,225	49,089,005

International Index	72,384,517	76,158,411

Bond Index	197,742,628	201,354,284

Small Cap Value	8,834,515	8,972,785

*   Includes securities and cash collateral

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 28, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	September 28, 2004

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 28, 2004

* Print the name and title of each signing officer under his or her signature.